     As filed with the Securities and Exchange Commission on May 1, 2008


                                                              File No. 033-87376
                                                                       811-08914
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                             [_]
     Post-Effective Amendment No. 31                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 123                                                       [X]

                        (Check appropriate box or boxes.)

                                   ----------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                                   ----------

                         PHL Variable Insurance Company
                               (Name of Depositor)

                                   ----------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                                   ----------

                              John H. Beers, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                                   ----------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box) [_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2008 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]                  pursuant to paragraph (a)(1) of Rule 485
     ---------------
If appropriate, check the following box:
[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                   ----------

    Title of Securities Being Registered: Deferred variable annuity contracts

================================================================================

                                     PART A

                                                                    [Version A]

                            The Big Edge Choice(R)
                       PHL Variable Accumulation Account
          Issued by: PHL Variable Insurance Company ("PHL Variable")

 PROSPECTUS                                                       May 1, 2008


  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the investment options of the PHL Variable Accumulation Account ("Separate Account") the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.



 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Money Market Series
    /1/                                 .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio /1/          .  Phoenix Strategic Allocation Series
 AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
 Series Fund, Inc. - Class B               Series
 .  AllianceBernstein Balanced Wealth   .  Phoenix-Alger Small-Cap Growth
    Strategy Portfolio                     Series
 .  AllianceBernstein Wealth            .  Phoenix-Duff & Phelps Real Estate
    Appreciation Strategy Portfolio        Securities Series
 DWS Scudder Investments VIT Funds -    .  Phoenix Dynamic Asset Allocation
 Class A                                   Series: Aggressive Growth
 .  DWS Equity 500 Index VIP            .  Phoenix Dynamic Asset Allocation
 .  DWS Small Cap Index VIP                Series: Growth
 Federated Insurance Series             .  Phoenix Dynamic Asset Allocation
 .  Federated Fund for U.S. Government     Series: Moderate
    Securities II                       .  Phoenix Dynamic Asset Allocation
 .  Federated High Income Bond Fund II     Series: Moderate Growth
    - Primary Shares                    .  Phoenix-Sanford Bernstein Mid-Cap
 Fidelity(R) Variable Insurance            Value Series
 Products - Service Class               .  Phoenix-Sanford Bernstein
 .  Fidelity VIP Contrafund(R)             Small-Cap Value Series
    Portfolio                           .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series
 .  Fidelity VIP Growth Portfolio       PIMCO Variable Insurance Trust -
 .  Fidelity VIP Investment Grade Bond  Advisor Class
    Portfolio                           .  PIMCO VIT CommodityRealReturn/TM/
 Franklin Templeton Variable Insurance     Strategy Portfolio
 Products Trust - Class 2               .  PIMCO VIT Real Return Portfolio
 .  Franklin Flex Cap Growth            .  PIMCO VIT Total Return Portfolio
    Securities Fund                     The Rydex Variable Trust
 .  Franklin Income Securities Fund     .  Rydex Variable Trust Inverse
 .  Mutual Shares Securities Fund          Government Long Bond Strategy
 .  Templeton Developing Markets           Fund /1/
    Securities Fund                     .  Rydex Variable Trust Nova Fund /1/
 .  Templeton Foreign Securities Fund   .  Rydex Variable Trust Sector
 .  Templeton Global Asset Allocation      Rotation Fund /1/
    Fund /2/                            Sentinel Variable Products Trust
 .  Templeton Growth Securities Fund    .  Sentinel Variable Products
 Lazard Retirement Series - Service        Balanced Fund
 Shares                                 .  Sentinel Variable Products Bond
 .  Lazard Retirement Small Cap            Fund
    Portfolio /1/                       .  Sentinel Variable Products Common
 Lord Abbett Series Fund, Inc. - Class     Stock Fund
 VC                                     .  Sentinel Variable Products Mid Cap
 .  Lord Abbett Bond-Debenture             Growth Fund
    Portfolio                           .  Sentinel Variable Products Small
 .  Lord Abbett Growth and Income          Company Fund
    Portfolio                           Summit Mutual Funds, Inc. - Summit
 .  Lord Abbett Mid-Cap Value Portfolio Pinnacle Series
 Neuberger Berman Advisers Management   .  Summit S&P MidCap 400 Index
 Trust - Class S                           Portfolio
 .  Neuberger Berman AMT Small Cap      The Universal Institutional Funds,
    Growth Portfolio                    Inc. - Class II Shares
 .  Neuberger Berman AMT Guardian       .  Van Kampen UIF Equity and Income
    Portfolio                              Portfolio
 Oppenheimer Variable Account Funds -   Wanger Advisors Trust
 Service Shares                         .  Wanger International Select
 .  Oppenheimer Capital Appreciation    .  Wanger International Small Cap/ 3/
    Fund/VA                             .  Wanger Select
 .  Oppenheimer Global Securities       .  Wanger U.S. Smaller Companies/ 4/
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on
      October 29, 2001./ 3 /Effective June 1, 2008, to be known as Wanger
                               International./ /
   /4/ Effective June 1, 2008, to be known as Wanger USA. See Appendix A for additional information.

  The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.
  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2008, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is on the last page of this prospectus. If you have any questions, please contact:

      [GRAPHIC]                                [GRAPHIC]

                PHL Variable Insurance Company           Tel. 800/541-0171
                Annuity Operations Division
                PO Box 8027
                Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                            Page
-------------------------------------------------------

Glossary of Special Terms.........................    3
Summary of Expenses...............................    4
 Contract Summary.................................    6
 Financial Highlights.............................    7
Financial Statements..............................    8
Performance History...............................    8
The Variable Accumulation Annuity.................    8
PHL Variable and the Separate Account.............    8
The Variable Investment Options...................    8
Administrative, Marketing and Support Service Fees    9
GIA...............................................    9
MVA...............................................   10
Deductions and Charges............................   10
 Annual Administrative Charges....................   10
 Daily Administrative Fee.........................   11
 Market Value Adjustment..........................   11
 Mortality and Expense Risks Fee..................   11
 Surrender Charges................................   11
 Tax..............................................   11
 Transfer Charge..................................   12
 Other Charges....................................   12
The Accumulation Period...........................   12
 Accumulation Units...............................   12
 Accumulation Unit Values.........................   12
 Purchase of Contracts............................   12
 Additional Programs..............................   13
 Surrender of Contract and Withdrawals............   15
 Contract Termination.............................   16
 Payment Upon Death Before Maturity Date..........   16
Internet, Interactive Voice Response and Telephone
  Transfers.......................................   17
Market Timing and Other Disruptive Trading........   17
The Annuity Period................................   19
 Annuity Payments.................................   19
 Annuity Payment Options..........................   19
 Payment Upon Death After Maturity Date...........   21


Heading                                               Page
----------------------------------------------------------

Variable Account Valuation Procedures................   22
 Valuation Date......................................   22
 Valuation Period....................................   22
 Accumulation Unit Value.............................   22
 Net Investment Factor...............................   22
Miscellaneous Provisions.............................   22
 Assignment..........................................   22
 Payment Deferral....................................   22
 Free Look Period....................................   22
 Amendments to Contracts.............................   23
 Substitution of Fund Shares.........................   23
 Ownership of the Contract...........................   23
 Inherited/Stretch Annuity Feature...................   23
Federal Income Taxes.................................   24
 Introduction........................................   24
 Income Tax Status...................................   24
 Taxation of Annuities in General--Nonqualified Plans   24
 Additional Considerations...........................   25
 Owner Control.......................................   26
 Diversification Standards...........................   26
 Taxation of Annuities in General--Qualified Plans...   27
Sales of Variable Accumulation Contracts.............   30
Servicing Agent......................................   32
State Regulation.....................................   32
Reports..............................................   32
Voting Rights........................................   32
Texas Optional Retirement Program....................   32
The Phoenix Companies Inc. -
  Legal Proceedings about Company Subsidiaries.......   32
SAI Table of Contents................................   33
APPENDIX A--Investment Options.......................  A-1
APPENDIX B--Deductions for Taxes.....................  B-1
APPENDIX C--Financial Highlights.....................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value: The value of all assets held in the Separate Account.

Annuitant: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.


Claim Date: The contract value next determined following receipt of due proof.

Contract: The deferred variable accumulation annuity contract described in this Prospectus.

Contract Owner (owner, you, your): Usually the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.


Contract Value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.



Inherited/Stretch Annuity Feature: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.


Maturity Date: The date elected by the owner when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95/th/ birthday. The election is subject to certain conditions described in "The Annuity Period."

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial payments of:

..  Non-qualified plans--$1,000
..  Individual Retirement Annuity--$1,000
..  Bank draft program--$25
..  Qualified plans--$1,000 annually

Minimum Subsequent Payment: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.

PHL Variable (our, us, we, company): PHL Variable Insurance Company.

Valuation Date: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.


Variable Payment Annuity: An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected investment options.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


CONTRACT OWNER TRANSACTION EXPENSES                 This table describes the fees and expenses that you will pay
  Deferred Surrender Charge (as a percentage        at the time that you surrender the contract or transfer value
  of amount surrendered:                            between the investment options. State premium taxes may
     Age of Payment in Complete Years 0....... 7%   also be deducted.
     Age of Payment in Complete Years 1....... 6%
     Age of Payment in Complete Years 2....... 5%
     Age of Payment in Complete Years 3....... 4%
     Age of Payment in Complete Years 4....... 3%
     Age of Payment in Complete Years 5....... 2%
     Age of Payment in Complete Years 6....... 1%
     Age of Payment in Complete Years 7+...... None

  Transfer Charge/1/
     Current.................................. None
     Maximum.................................. $20


ANNUAL ADMINISTRATIVE CHARGE                      This table describes the fees and expenses that you will pay
  Current/2/..............................    $35 periodically during the time that you own the contract, not
  Maximum.................................    $35 including annual fund fees and expenses.
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of average account value)
  Mortality and Expense Risk Fee.......... 1.250%
  Daily Administrative Fee................  .125%
  Total Annual Separate Account Expenses.. 1.375%


The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.

                     Total Annual Fund Operating Expenses



                                                   Minimum Maximum
                                                   ------- -------
             Gross Annual Fund Operating Expenses.  0.31%   3.83%
             Net Annual Fund Operating Expenses/1/  0.28%   3.83%


/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:



                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,200 $2,151  $3,091   $5,554


If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:




                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $575  $1,712  $2,831   $5,554



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/07. The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

/1/We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charges." /2/This charge is deducted annually on the contract anniversary on a pro rata basis from each investment option that you have selected. See "Deductions and Charges."

Contract Summary
--------------------------------------------------------------------------------

  This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview
  The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.


  The contract offers a combination of investment options both variable and fixed. Investments in the investment options provide returns that are variable and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds. Allocations to either the GIA or MVA produce guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.


  You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

  Annuities that are offered to fund a qualified plan, such as an Individual Retirement Account, do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.

Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Contracts" section of this prospectus.


Investment Features

Flexible Payments
..  You may make payments anytime until the maturity date.

..  You can vary the amount and frequency of your payments.

..  Other than the minimum initial payment, there are no required payments.

Minimum Contribution
..  Generally, the Minimum Initial Payment is $1,000.

Allocation of Premiums and Contract Value

.. Premium payments are invested in one or more of the investment options, GIA and the MVA. Each investment option invests directly in a mutual fund. The MVA is not available for investment after the maturity date.

.. Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. Transfers between the investment options and from the investment options into the MVA are subject to disruptive trading and market timing restrictions. For more information, see "Disruptive Trading and Market Timing."

 Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.


.. The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.


.. You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

.. Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.


..  Withdrawals may be subject to the 10% penalty tax. See "Federal Income
   Taxes."


Death Benefit
  The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."

.. Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

               -------------------------------------------------
               Percent           7%  6%  5%  4%  3%  2%  1%  0%
               -------------------------------------------------
               Age of Payment    0   1   2   3   4   5   6   7+
               in Complete Years
               -------------------------------------------------

  For more information see "Deductions and Charges."

.. Taxes--taken from the Contract Value upon premium payment or commencement of annuity payments.

  . PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

.. Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

From the Separate Account
.. Daily administrative fee--currently 0.125% annually. For more information, see "Deductions and Charges."

..  Mortality and expense risk fee--1.25% annually. For more information, see
   "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information, see the fund prospectuses.

Additional Information

Free Look Period
  You have the right to review the contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the contract. You will receive the adjusted value of the initial payment in cash, however, if applicable state law requires, we will return the full amount of the initial payment.

  See "Free Look Period" for a detailed discussion.

Termination
  If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.

Financial Highlights
--------------------------------------------------------------------------------


  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.


  More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of PHL Variable Accumulation Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


The Variable Accumulation Annuity
--------------------------------------------------------------------------------


  The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.


PHL Variable and the Separate Account
--------------------------------------------------------------------------------

  We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899.

  PHL Variable is a wholly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

  On December 7, 1994, PHL Variable established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.


  Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PHL Variable may conduct. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable.

  Contributions to the GIA and MVA are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. The MVA is a non-unitized separate account established pursuant to Connecticut insurance law. For more complete information see "GIA" and "MVA."


The Variable Investment Options
--------------------------------------------------------------------------------


  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

  The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.


  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.

  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as party of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.


  For additional information concerning the available investment options, please see Appendix A.

GIA
--------------------------------------------------------------------------------

  In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

  Prior to the maturity date, you may make transfers into or out of the GIA subject to the GIA Restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:


                     .Year One:     25% of the total value
                     .Year Two:     33% of remaining value
                     .Year Three:   50% of remaining value
                     .Year Four:    100% of remaining value

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions
  For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.

MVA
--------------------------------------------------------------------------------

  The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.


  We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the investment options of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.


  We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

  Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

  A market value adjustment will not be applied upon the payment of the death benefit.

  The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

Deductions and Charges
--------------------------------------------------------------------------------

Annual Administrative Charges
  We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


  The maximum and current annual administrative charge under a contract is $35. A reduced charge may apply in certain situations. This charge is deducted from each investment option, GIA and MVA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

  We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

Daily Administrative Fee

  We make a daily deduction charge from the contract value to cover the costs of administration. The current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)


Market Value Adjustment
  Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

Mortality and Expense Risks Fee
  While you bear the investment risk of the investment option in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

  In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.


  To compensate for assuming these risks, we charge each investment option the daily equivalent of .40% annually of the current value of the investment option's net assets for mortality risks assumed and the daily equivalent of ..85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to PHL Variable.


  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Surrender Charges
  A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

  Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

               -------------------------------------------------
               Percent           7%  6%  5%  4%  3%  2%  1%  0%
               -------------------------------------------------
               Age of Payment in 0   1   2   3   4   5   6   7+
               Complete Years
               -------------------------------------------------

  If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.


  The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the investment options, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.


Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge
  Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Other Charges
  As compensation for investment management services, the Advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------

  The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

Accumulation Units

  An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding Accumulation Unit Value. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.


Accumulation Unit Values

  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.


Purchase of Contracts
  We require minimum initial payments of:

..  Non-qualified plans--$1,000
..  Individual Retirement Annuity--$1,000
..  Bank draft program--$25


  . You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available investment option, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.


..  Qualified plans--$1,000 annually

  . Contracts purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

  The initial payment is due and payable before the contract becomes effective. We require minimum subsequent payments of $25.

  The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of PHL Variable. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.


  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

  Payments received under the contracts will be allocated in any combination to any investment option, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix Money Market Investment Option. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to PHL Variable and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


For certain eligible groups, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

..  the makeup and size of the prospective group; or

..  the method and frequency of payments; and

.. the amount of compensation to be paid to Registered Representative(s) on each payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

Additional Programs
  You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


  We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Franklin Templeton Perspectives Allocation Model, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.


  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option

  If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.


  The following programs are currently available:


..  AllianceBernstein VPS Balanced Wealth Strategy
  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.


..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%


..  Franklin Templeton Perspectives Allocation Model
  Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%

..  Phoenix-Ibbotson Strategic Asset Allocation

  PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:


  .  Conservative Portfolio
  .  Moderately Conservative Portfolio
  .  Moderate Portfolio
  .  Moderately Aggressive Portfolio
  .  Aggressive Portfolio


  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate
  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth
  .  Phoenix Dynamic Asset Allocation Series: Growth
  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


  If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA or the MVA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.



  The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.



Dollar Cost Averaging Program

  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

  All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program. Except as described below, the Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.


  The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.


  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

  In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
  Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.


Interest Investment Program

  We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.


  You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

  You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

  The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect. There is no charge associated with participation in this program.

Systematic Withdrawal Program

  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.


  The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no cost associated with participating in this program.

Surrender of Contract and Withdrawals
  If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


  The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities."

  A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

  Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

Contract Termination
The contract will terminate without value, if on any valuation date:

..  the contract value is zero; or

.. the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

  PHL Variable will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?
  A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment

.. Death of an Owner/Annuitant If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.

.. Death of an Annuitant who is not the Owner If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

.. Death of Owner who is not the Annuitant If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.



.. Spousal Beneficiary Contract Continuance If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner.


.. Contingent Annuitant Contract Continuance Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

..  Qualified Contracts Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.
  Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."


.. Ownership of the Contract by a Non-Natural Person If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.


Payment Amount

.. Upon the Death of the Annuitant or Owner/Annuitant who has not yet reached the Maturity Date (age 85)

   1.Death occurring in the first 6-year period following the contract date--the greater of:


     a. 100% of payments, less any withdrawals; or
     b. the contract value as of the claim date.


   2.Death occurring in any subsequent 6-year period--the greater of:

     a. the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or

     b. the contract value as of the claim date.


..  After the Maturity Date (Annuitant's 85/th/ birthday) The death benefit
   (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

.. Death of an Owner who is not the Annuitant Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner's beneficiary. The death benefit is equal to the cash surrender value.


  If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax." See also, "Federal Income Taxes--Distribution at Death."


PCA Account
  Death benefit proceeds will be payable in a single lump sum, and you should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------


  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone. The Company may discontinue any of these options and may provide other options at any time.


  PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


  Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

  You may also request transfers and changes in payment allocations among available investment options, the GIA or MVA by calling our Annuity Operations Division at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. eastern time on any valuation date or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

  No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


  Currently, contracts in the annuity period are not able to make transfers between investment options.


Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.


  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

  Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or, if so, what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


  We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

  We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
--------------------------------------------------------------------------------

  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments

  Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the investment option selected, are made monthly for life and, if the annuitant dies within 10 years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the annuity payment option may not be changed.


  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

  Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95/th/ birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1/st/ of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

Annuity Payment Options

  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the annuitant under Option I described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

  The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.


  Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

  The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.


  We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See "Charges for Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact us well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

Option A--Life Annuity with Specified Period Certain
  Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

Option B--Non-Refund Life Annuity
  Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

Option C--Discontinued

Option D--Joint and Survivor Life Annuity
  Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

  Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option E--Installment Refund Life Annuity
  Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

  Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option G--Payments for Specified Period
  Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

Option H--Payments of Specified Amount
  Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

Option I--Variable Payment Life Annuity with 10-Year Period Certain

  Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested.


Option J--Joint Survivor Variable Payment Life Annuity with 10-Year Period
Certain

  Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested. The joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

Option K--Variable Payment Annuity for a Specified Period
  Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option L--Variable Payment Life Expectancy Annuity
  Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Payment Life Annuity
  Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

Option N--Variable Payment Non-Refund Life Annuity
  Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

  Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

  Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

  If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.


  Currently, transfers between investment options are not available for amounts allocated to any of the variable payment annuity options.


Payment Upon Death After Maturity Date

  If an owner who also is the annuitant dies on or after the maturity date, except as otherwise may be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death. For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

  (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")

Variable Account Valuation Procedures
--------------------------------------------------------------------------------

Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value

  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.


Net Investment Factor

  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.


Miscellaneous Provisions
--------------------------------------------------------------------------------

Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral
  Payment of the contract value, attributable to the Separate Account, in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

  Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the investment options during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.


  During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix Money Market Series. When your Free Look Period expires we allocate the contract value among the investment options, the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares
  If, in the judgment of PHL Variable's management , one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


Inherited/Stretch Annuity Feature
  This contract is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract as an Inherited or "Stretch" annuity. An Inherited or Stretch contract is designed to permit the beneficiary to continue or change the funding vehicle that the deceased Owner selected while taking the required minimum distribution (RMD) payments that must be made to the beneficiary after the deceased Owner's death (see the section of this prospectus entitled "Federal Income Taxes"). Certain limitations, considerations and tax implications apply to an Inherited/Stretch Annuity and may differ depending upon whether the plan is IRA/Qualified or Non-Qualified and whether the beneficiary is an individual or a trust. In general, the following guidelines apply:

..  No additional contributions may be made.

.. Certain optional benefits may not be available to the beneficiary who "stretches" an annuity. See the discussion of such benefits in the section of this prospectus entitled "Optional Benefits."

.. Pursuant to the Internal Revenue Code (IRC), there are a number of options that can satisfy the after-death RMD requirements. An Inherited/Stretch Annuity is one of these options.

.. We will calculate the RMD each year in accordance with IRC provisions using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit is distributed over his or her life expectancy. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit is distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments are based on the life expectancy of the deceased Owner at the time of death.

.. With regard to IRAs/Qualified plans, if the beneficiary is a non-natural person, the life expectancy used is the remaining life expectancy of the deceased, if the deceased Owner died after his or her required beginning distribution date.

.. The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st /of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 1/2.

.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

.. It is the responsibility of the beneficiary to ensure that the correct RMD is withdrawn each year.

  For more information regarding Our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Federal Income Taxes
--------------------------------------------------------------------------------

Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult an independent tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts either currently or in the future. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. From time to time, there are proposals in Congress that would impact the taxation of annuity contracts and/or qualified plans; if enacted, these changes could be retroactive. At this time, we do not have specific information about any pending proposals that could affect this contract. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


Income Tax Status
  We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

Taxation of Annuities in General--Nonqualified Plans

  Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. In certain cases, the increase in value may be subject to tax currently; see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract Maturity Date

  Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.


Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

  Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the recipient properly elects not to have any amounts withheld and notifies our Annuity Operations Division of that election on the required forms and under the required certifications. Certain contract owners cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals--Nonqualified Contracts

  Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth
IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code Section 130(d));
(vii) under an immediate annuity contract (as defined in Code
Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

Additional Considerations

Distribution-at-Death Rules

  In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as rapidly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.


  If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

  If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Transfer of Annuity Contracts
  Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.


Contracts Owned by Non-Natural Persons

  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section 1035 Exchanges

  Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyowner by the original insurer and then transmitted from the policyowner to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyowner if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Numerous rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.


Multiple Contracts
  Code Section 72(e) (12) (A) (ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

  The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.

Owner Control
  For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.


  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Standards

Diversification Regulations
  To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:

..  55% in any 1 investment
..  70% in any 2 investments
..  80% in any 3 investments
..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Diversification Regulations and Qualified Plans
  Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

Taxation of Annuities in General--Qualified Plans

  The contracts may be used with several types of IRAs and qualified plans:
Section 403(b) contracts (also referred to as TSAs) or Tax-Deferred Annuities
(TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without review as to whether spousal consent may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.

  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. The language in the endorsements is intended to comply with the IRS model language provided under the List of Required Modifications (LRMs). There is no IRA requirement that the endorsements be approved by the IRS.

  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


  Certain death benefit guarantees may be purchased under your contract.


  IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


  Distributions from qualified plans, including section 403(b) contracts eligible to be rolled over to new contracts but which are paid to the policyowner directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


  The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).


  The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.


  Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.


Tax Sheltered Annuities ("TSAs"), Tax-Deferred Annuities ("TDAs"), Section
403(b)
  Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.


  Code Section 403(b) (11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.


  Code Section 403(b) (11), applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

  In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

  If certain contractual requirements are met, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of policy issuer (PHL Variable) to monitor compliance with these requirements.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to PHL Variable.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.


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


  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.


Keogh Plans

  The Self-Employed Individual Tax Retirement Act of 1962, as amended, permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


Individual Retirement Annuities

  Code Sections 408 and 408A permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRAs", "SARSEP IRAs", "SIMPLE IRAs", and "Deemed IRAs". Each of these different types of IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed on IRA contracts.

  Details about each of these different types of IRAs are included in the respective contract endorsements.


Corporate Pension and Profit-Sharing Plans

  Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.


Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

  Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyowner, the withdrawals are received without tax.

  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) contracts and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed.


  The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
(c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days); (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner, and (i) distributions from retirement plans to individuals called to active military duty. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs.

  This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original owner died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the owner died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original contract owner. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original owner.

  In all cases, if the beneficiary is the surviving spouse of the original owner, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

Spousal Definition
  Under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.


Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------

  PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.


  PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD).

  PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


Compensation
  Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


  We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007. Also, we pay Linsco Private Ledger Corporation and certain of its affiliates up to 0.09% on an annual basis on assets held in variable annuities issued by the Company and its insurance company affiliates.

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


  PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments.

  These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.


  Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation

("State Farm"), Linsco/Private Ledger Corporation ("LPL"), Janney Montgomery Scott, LLC, CUSO Financial Services, and Sammons Securities. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.


  We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

  State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------


  As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.


Texas Optional Retirement Program
--------------------------------------------------------------------------------

  Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

The Phoenix Companies, Inc.--Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


  State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority or FINRA, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

  Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.



  Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.


  These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:


..  PHL Variable Insurance Company

..  Underwriter
..  Services
..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------





                       Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                      Growth of capital












---------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1, 3/                        Growth of capital












---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1, 3/                Long term growth of capital












---------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (formerly Long term capital appreciation
Alger American Leveraged AllCap Portfolio)/ 1, 3/
---------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy          To maximize total return consistent with the Adviser's
Portfolio                                               determination of reasonable risk
---------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy      Long-term growth of capital
Portfolio
---------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                Seeks to replicate, as closely as possible, before the
                                                        deduction of expenses, the performance of the
                                                        Standard & Poor's 500 Composite Stock Price Index,
                                                        which emphasizes stocks of large U.S. companies
---------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                                 Seeks to replicate, as closely as possible, before the
                                                        deduction of expenses, the performance of the Russell
                                                        2000(R) Index, which emphasizes stocks of small US
                                                        companies.
---------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio of U.S. government and government agency
                                                        securities
---------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a
                                                        professionally managed, diversified portfolio of high
                                                        yield, lower rated corporated bonds (also known as
                                                        "Junk Bonds")
---------------------------------------------------------------------------------------------------------------



                       Fund Name                               Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                      Invesco Aim Advisors, Inc.
                                                          Subadvisor(s): Invesco Trimark Investment
                                                                   Management Inc.; Invesco Global
                                                                   Asset Management (N.A.), Inc.;
                                                                   Invesco Institutional (N.A.), Inc.;
                                                                   Invesco Senior Secured
                                                                   Management, Inc.; Invesco Hong
                                                                   Kong Limited; Invesco Asset
                                                                   Management Limited; Invesco
                                                                   Asset Management (Japan)
                                                                   Limited; Invesco Asset
                                                                   Management Deutschland, GmbH;
                                                                   and Invesco Australia Limited
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1, 3/                        Invesco Aim Advisors, Inc.
                                                          Subadvisor(s): Invesco Trimark Investment
                                                                   Management Inc.; Invesco Global
                                                                   Asset Management (N.A.), Inc.;
                                                                   Invesco Institutional (N.A.), Inc.;
                                                                   Invesco Senior Secured
                                                                   Management, Inc.; Invesco Hong
                                                                   Kong Limited; Invesco Asset
                                                                   Management Limited; Invesco
                                                                   Asset Management (Japan)
                                                                   Limited; Invesco Asset
                                                                   Management Deutschland, GmbH;
                                                                   and Invesco Australia Limited
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1, 3/                Invesco Aim Advisors, Inc.
                                                          Subadvisor(s): Invesco Trimark Investment
                                                                   Management Inc.; Invesco Global
                                                                   Asset Management (N.A.), Inc.;
                                                                   Invesco Institutional (N.A.), Inc.;
                                                                   Invesco Senior Secured
                                                                   Management, Inc.; Invesco Hong
                                                                   Kong Limited; Invesco Asset
                                                                   Management Limited; Invesco
                                                                   Asset Management (Japan)
                                                                   Limited; Invesco Asset
                                                                   Management Deutschland, GmbH;
                                                                   and Invesco Australia Limited
-----------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (formerly Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio)/ 1, 3/
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy          AllianceBernstein L.P.
Portfolio
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy      AllianceBernstein L.P.
Portfolio
-----------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                Deutsche Asset Management Americas Inc.
                                                         Subadvisor: Northern Trust Investments, N.A


-----------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                                 Deutsche Asset Management Americas Inc.
                                                         Subadvisor: Northern Trust Investments, N.A


-----------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Federated Investment Management Company


-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      Federated Investment Management Company



-----------------------------------------------------------------------------------------------------------------


                      Fund Name                                         Investment Objective
Fidelity VIP Contrafund(R) Portfolio                  Long-term capital appreciation
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           Capital growth
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         Capital appreciation
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio          As high a level of current income as is consistent with
                                                      the preservation of capital

---------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund              Capital appreciation
---------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                       Maximize income while maintaining prospects for
                                                      capital appreciation
---------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1, 3/          Long term capital appreciation
---------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                  High current income and the opportunity for capital
                                                      appreciation to produce a high total return
---------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               Long-term growth of capital and income without
                                                      excessive fluctuations in market value
---------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   Capital appreciation through investments, primarily in
                                                      equity securities which are believed to be undervalued
                                                      in the marketplace
---------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         Capital appreciation with income as a secondary goal
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio       Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               Long term growth of capital; current income is a
                                                      secondary goal
---------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              Capital appreciation by investing in securities of well-
                                                      known, established companies
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 Long-term capital appreciation by investing in
                                                      securities of foreign insurers, "growth-type"
                                                      companies, cyclical industries and special situations
---------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA             Capital appreciation
---------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         Intermediate and long-term capital appreciation with
                                                      income as a secondary consideration
---------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                      Dividend growth, current income and capital
                                                      appreciation
---------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         Capital appreciation

---------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                           As high a level of current income as is consistent with
                                                      the preservation of capital and maintenance of liquidity
---------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series              Long-term total return

---------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series           High current income while attempting to limit changes
                                                      in the series' net asset value per share caused by
                                                      interest rate changes
---------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                   High total return consistent with prudent
                                                      investment risk



---------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 High total return consistent with reasonable risk

---------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 Long-term capital growth

---------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   Capital appreciation and income with approximately
                                                      equal emphasis

---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Long-term capital growth
Aggressive Growth/3/

---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth/ 3/   Long-term capital growth with current income as a
                                                      secondary consideration

---------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate/ 3/ Current income with capital growth as a secondary consideration

---------------------------------------------------------------------------------------------------------------



                      Fund Name                               Investment Advisor / Subadvisor
Fidelity VIP Contrafund(R) Portfolio                  Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio          Fidelity Management and Research Company
                                                       Subadvisor: Fidelity Investments Money
                                                        Management, Inc.
-----------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund              Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                       Franklin Advisers, Inc.

-----------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1, 3/          Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                  Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   Lord, Abbett & Co. LLC


-----------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio       Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano                Subadvisor: Neuberger Berman, LLC
Portfolio)
-----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               Neuberger Berman Management Inc.
                                                       Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 OppenheimerFunds, Inc.


-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA             OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Harris Investment Management, Inc.
-----------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                      Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Phoenix Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Neuberger Berman Management, Inc.
-----------------------------------------------------------------------------------------------------
Phoenix Money Market Series                           Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.
-----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series              Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.
-----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series           Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                   Phoenix Variable Advisors, Inc.
                                                       Subadvisors: Goodwin Capital Advisers, Inc.
                                                       (fixed income portion)
                                                       Phoenix Investment Counsel, Inc.
                                                       (equity portion)
-----------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Aberdeen Asset Management Inc.
-----------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   Phoenix Variable Advisors, Inc.
                                                       Subadvisor: Duff & Phelps Investment
                                                        Management Company
-----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:              Phoenix Variable Advisors, Inc.
Aggressive Growth/3/                                   Limited Services Subadvisor: Ibbotson
                                                        Associates, Inc.
-----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth/ 3/   Phoenix Variable Advisors, Inc.
                                                       Limited Services Subadvisor: Ibbotson
                                                        Associates, Inc.
-----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate/ 3/ Phoenix Variable Advisors, Inc.
                                                       Limited Services Subadvisor: Ibbotson
                                                        Associates, Inc.
-----------------------------------------------------------------------------------------------------


                   Fund Name                                      Investment Objective
Phoenix Dynamic Asset Allocation Series:         Long-term capital growth and current income with a
Moderate Growth/ 3/                              greater emphasis on capital growth

---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series   Long-term capital appreciation with current income as
                                                 a secondary investment objective
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series Long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be
                                                 undervalued with current income as a secondary
                                                 investment objective
---------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series               Long-term capital appreciation with current income as
                                                 a secondary consideration

---------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       High total return


---------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Seeks maximum real return consistent with prudent investment management
---------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund/ 1, 3/                        to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/            Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1, 3/ Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to
                                                 control risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/    High total return
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                          Investment Advisor / Subadvisor
Phoenix Dynamic Asset Allocation Series:         Phoenix Variable Advisors, Inc.
Moderate Growth/ 3/                               Limited Services Subadvisor: Ibbotson
                                                   Associates, Inc.
------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series   Phoenix Variable Advisors, Inc.
                                                  Subadvisor: AllianceBernstein L.P.
------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series Phoenix Variable Advisors, Inc.
                                                  Subadvisor: AllianceBernstein L.P.


------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series               Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Pacific Investment Management Company LLC

------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund/ 1, 3/




------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/            Rydex Investments



------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1, 3/ Rydex Investments
------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.

------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/    Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------


/1/ This fund is closed to new investment on May 1, 2006.
/2/ This fund is closed to new investment on October 29, 2001.
/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
/4/ Effective June 1, 2008, to be known as Wanger International
/5/ Effective June 1, 2008, to be known as Wanger USA

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                 Upon           Upon
State                       Premium Payment Annuitization Nonqualified  Qualified
-----                       --------------- ------------- ------------  ---------
California.................                       X           2.35%       0.50%

Florida....................                       X           1.00        1.00

Maine......................        X                          2.00/1/

Nevada.....................                       X           3.50

South Dakota...............        X                          1.25/2/

Texas......................                       X           0.04/3/     0.04

West Virginia..............                       X           1.00        1.00

Wyoming....................                       X           1.00

Commonwealth of Puerto Rico                       X           1.00/3,4/   1.00



NOTE:The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------
/1/ Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

/2/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.


/3/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

/4/ The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 and the rate going forward is now 1%, effective July 1, 2007.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------

  The following table gives the historical unit values for a single share of each of the available investment options. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

             PHL Variable Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Death Benefit Option 1 Contracts



                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         AIM V.I. Capital Appreciation Fund - Class I
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/18/01* to 12/31/01   $2.000     $1.862        162
         From 1/1/02 to 12/31/02     $1.862     $1.389        433
         From 1/1/03 to 12/31/03     $1.389     $1.775        799
         From 1/1/04 to 12/31/04     $1.775     $1.867        960
         From 1/1/05 to 12/31/05     $1.867     $2.004       1,115
         From 1/1/06 to 12/31/06     $2.004     $2.101        938
         From 1/1/07 to 12/31/07     $2.101     $2.321        633
         AIM V.I. Core Equity Fund - Class I
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/21/06* to 12/31/06   $1.000     $1.086        485
         From 1/1/07 to 12/31/07     $1.086     $1.157        332
         AIM V.I. Mid Cap Core Equity Fund - Class I
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/14/01* to 12/31/01   $2.000     $2.126        82
         From 1/1/02 to 12/31/02     $2.126     $1.869        343
         From 1/1/03 to 12/31/03     $1.869     $2.362        353
         From 1/1/04 to 12/31/04     $2.362     $1.017        932
         From 1/1/05 to 12/31/05     $1.017     $1.079        994
         From 1/1/06 to 12/31/06     $1.079     $1.184        726
         From 1/1/07 to 12/31/07     $1.184     $1.279        581
         Alger American Leveraged AllCap Portfolio - Class O
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/15/00* to 12/31/00   $1.000     $1.525        649
         From 1/1/01 to 12/31/01     $1.525     $1.264       1,015
         From 1/1/02 to 12/31/02     $1.264     $0.824       1,426
         From 1/1/03 to 12/31/03     $0.824     $1.095       2,227
         From 1/1/04 to 12/31/04     $1.095     $1.168       2,058
         From 1/1/05 to 12/31/05     $1.168     $1.319       1,582
         From 1/1/06 to 12/31/06     $1.319     $1.551       1,222
         From 1/1/07 to 12/31/07     $1.551     $2.043        921
         DWS Equity 500 Index Fund VIP - Class A
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 11/7/01* to 12/31/01   $2.000     $2.108        74
         From 1/1/02 to 12/31/02     $2.108     $1.630        646
         From 1/1/03 to 12/31/03     $1.630     $2.060       1,530
         From 1/1/04 to 12/31/04     $2.060     $2.247         2
         From 1/1/05 to 12/31/05     $2.247     $2.320       1,503
         From 1/1/06 to 12/31/06     $2.320     $2.643       1,231
         From 1/1/07 to 12/31/07     $2.643     $2.745        806



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Federated Fund for U.S. Government Securities II
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/21/99* to 12/31/99   $2.000     $1.986        883
         From 1/1/00 to 12/31/00     $1.986     $2.174       1,215
         From 1/1/01 to 12/31/01     $2.174     $2.295       3,252
         From 1/1/02 to 12/31/02     $2.295     $2.469       7,332
         From 1/1/03 to 12/31/03     $2.469     $2.492       4,732
         From 1/1/04 to 12/31/04     $2.492     $2.547       3,788
         From 1/1/05 to 12/31/05     $2.547     $2.563       3,427
         From 1/1/06 to 12/31/06     $2.563     $2.632       3,071
         From 1/1/07 to 12/31/07     $2.632     $2.759       2,545
         Federated High Income Bond Fund II - Primary Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/27/99* to 12/31/99   $2.000     $1.969        602
         From 1/1/00 to 12/31/00     $1.969     $1.767       1,335
         From 1/1/01 to 12/31/01     $1.767     $1.767       1,708
         From 1/1/02 to 12/31/02     $1.767     $1.767       1,856
         From 1/1/03 to 12/31/03     $1.767     $2.129       2,418
         From 1/1/04 to 12/31/04     $2.129     $2.320       1,334
         From 1/1/05 to 12/31/05     $2.320     $2.349       1,034
         From 1/1/06 to 12/31/06     $2.349     $2.567        840
         From 1/1/07 to 12/31/07     $2.567     $2.618        808
         Fidelity VIP Contrafund(R) Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/6/00* to 12/31/00    $2.000     $1.865        304
         From 1/1/01 to 12/31/01     $1.865     $1.612       1,164
         From 1/1/02 to 12/31/02     $1.612     $1.440       2,049
         From 1/1/03 to 12/31/03     $1.440     $1.882       2,522
         From 1/1/04 to 12/31/04     $1.882     $2.073       3,550
         From 1/1/05 to 12/31/05     $2.073     $2.389       5,376
         From 1/1/06 to 12/31/06     $2.389     $2.629       5,746
         From 1/1/07 to 12/31/07     $2.629     $3.047       4,980
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/6/00* to 12/31/00    $2.000     $1.702        83
         From 1/1/01 to 12/31/01     $1.702     $1.436        157
         From 1/1/02 to 12/31/02     $1.436     $1.106        258
         From 1/1/03 to 12/31/03     $1.106     $1.414        333
         From 1/1/04 to 12/31/04     $1.414     $1.493        250
         From 1/1/05 to 12/31/05     $1.493     $1.603        442
         From 1/1/06 to 12/31/06     $1.603     $1.665        519
         From 1/1/07 to 12/31/07     $1.665     $2.020        672
         Fidelity VIP Growth Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/6/00* to 12/31/00    $2.000     $1.714        315
         From 1/1/01 to 12/31/01     $1.714     $1.390       1,345
         From 1/1/02 to 12/31/02     $1.390     $0.957       2,788
         From 1/1/03 to 12/31/03     $0.957     $1.253       3,553
         From 1/1/04 to 12/31/04     $1.253     $1.277       3,637
         From 1/1/05 to 12/31/05     $1.277     $1.331       2,775
         From 1/1/06 to 12/31/06     $1.331     $1.401       2,026
         From 1/1/07 to 12/31/07     $1.401     $1.752       1,489



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Fidelity VIP Investment Grade Bond Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/26/07* to 12/31/07    $1.000     $1.032        338
        Franklin Income Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/06* to 12/31/06   $1.000     $1.037        288
        From 1/1/07 to 12/31/07      $1.037     $1.061        614
        Lazard Retirement Small Cap Portfolio - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/29/05* to 12/31/05    $0.979     $1.092        546
        From 1/1/06 to 12/31/06      $1.092     $1.250        342
        From 1/1/07 to 12/31/07      $1.250     $1.144        258
        Lord Abbett Bond-Debenture Portfolio - Class VC
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/20/05* to 12/31/05    $0.986     $1.021       1,172
        From 1/1/06 to 12/31/06      $1.021     $1.101       1,024
        From 1/1/07 to 12/31/07      $1.101     $1.153        999
        Lord Abbett Growth and Income Portfolio - Class VC
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/20/05* to 12/31/05    $0.967     $1.048       5,518
        From 1/1/06 to 12/31/06      $1.048     $1.212       4,323
        From 1/1/07 to 12/31/07      $1.212     $1.236       3,422
        Lord Abbett Mid-Cap Value Portfolio - Class VC
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/20/05* to 12/31/05    $0.953     $1.081       3,187
        From 1/1/06 to 12/31/06      $1.081     $1.197       2,192
        From 1/1/07 to 12/31/07      $1.197     $1.187       1,726
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 11/10/98* to 12/31/98   $1.000     $1.013        281
        From 1/1/99 to 12/31/99      $1.013     $1.092       1,734
        From 1/1/00 to 12/31/00      $1.092     $1.212       1,312
        From 1/1/01 to 12/31/01      $1.212     $1.280       4,018
        From 1/1/02 to 12/31/02      $1.280     $1.113       3,311
        From 1/1/03 to 12/31/03      $1.113     $1.374       3,125
        From 1/1/04 to 12/31/04      $1.374     $1.526       2,944
        From 1/1/05 to 12/31/05      $1.526     $1.664       3,164
        From 1/1/06 to 12/31/06      $1.664     $1.943       4,055
        From 1/1/07 to 12/31/07      $1.943     $1.983       3,732
        Neuberger Berman AMT Fasciano Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.000     $1.010         2
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/06* to 12/31/06   $1.000     $1.045        40
        From 1/1/07 to 12/31/07      $1.045     $1.104        300
        Oppenheimer Capital Appreciation Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/06* to 12/31/06   $1.000     $1.032        35
        From 1/1/07 to 12/31/07      $1.032     $1.159        72
        Oppenheimer Global Securities Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/06* to 12/31/06   $1.000     $1.059        167
        From 1/1/07 to 12/31/07      $1.059     $1.108        256
        Oppenheimer Main Street Small Cap Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/06* to 12/31/06   $1.000     $1.036        42
        From 1/1/07 to 12/31/07      $1.036     $1.008        232



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix Capital Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/31/95* to 12/31/95   $1.000     $1.082       3,037
         From 1/1/96 to 12/31/96     $1.082     $1.202      42,365
         From 1/1/97 to 12/31/97     $1.202     $1.436      77,819
         From 1/1/98 to 12/31/98     $1.436     $1.840      135,636
         From 1/1/99 to 12/31/99     $1.840     $2.354      158,997
         From 1/1/00 to 12/31/00     $2.354     $1.909      149,303
         From 1/1/01 to 12/31/01     $1.909     $1.232      124,275
         From 1/1/02 to 12/31/02     $1.232     $0.913      97,844
         From 1/1/03 to 12/31/03     $0.913     $1.139      81,281
         From 1/1/04 to 12/31/04     $1.139     $1.179      65,110
         From 1/1/05 to 12/31/05     $1.179     $1.207      47,962
         From 1/1/06 to 12/31/06     $1.207     $1.228      37,485
         From 1/1/07 to 12/31/07     $1.228     $1.342      29,429
         Phoenix Growth and Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/31/95* to 12/31/95   $1.000     $1.082       3,037
         From 1/1/96 to 12/31/96     $1.082     $1.202      42,365
         From 1/1/97 to 12/31/97     $1.202     $1.436      77,819
         From 1/1/98 to 12/31/98     $1.436     $1.840      135,636
         From 1/1/99 to 12/31/99     $1.840     $2.354      158,997
         From 1/1/00 to 12/31/00     $2.354     $1.909      149,303
         From 1/1/01 to 12/31/01     $1.909     $1.147      32,347
         From 1/1/02 to 12/31/02     $1.147     $0.877      24,412
         From 1/1/03 to 12/31/03     $0.877     $1.102      20,948
         From 1/1/04 to 12/31/04     $1.102     $1.201      19,687
         From 1/1/05 to 12/31/05     $1.201     $1.241      13,378
         From 1/1/06 to 12/31/06     $1.241     $1.434       9,645
         From 1/1/07 to 12/31/07     $1.434     $1.509       7,113
         Phoenix Mid-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/98* to 12/31/98    $1.000     $1.208       1,938
         From 1/1/99 to 12/31/99     $1.208     $1.735       4,186
         From 1/1/00 to 12/31/00     $1.735     $1.948       8,119
         From 1/1/01 to 12/31/01     $1.948     $1.435       7,990
         From 1/1/02 to 12/31/02     $1.435     $0.955       7,361
         From 1/1/03 to 12/31/03     $0.955     $1.214       6,484
         From 1/1/04 to 12/31/04     $1.214     $1.278       5,329
         From 1/1/05 to 12/31/05     $1.278     $1.313       3,311
         From 1/1/06 to 12/31/06     $1.313     $1.348       8,757
         From 1/1/07 to 12/31/07     $1.348     $1.619       6,338
         Phoenix Money Market Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/31/95* to 12/31/95   $1.000     $1.014       5,893
         From 1/1/96 to 12/31/96     $1.014     $1.051      22,142
         From 1/1/97 to 12/31/97     $1.051     $1.091      32,019
         From 1/1/98 to 12/31/98     $1.091     $1.131      48,674
         From 1/1/99 to 12/31/99     $1.131     $1.169      53,089
         From 1/1/00 to 12/31/00     $1.169     $1.223      26,146
         From 1/1/01 to 12/31/01     $1.223     $1.252      25,765



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         From 1/1/02 to 12/31/02     $1.252     $1.254       20,050
         From 1/1/03 to 12/31/03     $1.254     $1.244       11,806
         From 1/1/04 to 12/31/04     $1.244     $1.237       8,470
         From 1/1/05 to 12/31/05     $1.237     $1.251       6,626
         From 1/1/06 to 12/31/06     $1.251     $1.288       6,610
         From 1/1/07 to 12/31/07     $1.288     $1.333       7,011
         Phoenix Multi-Sector Fixed Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/31/95* to 12/31/95   $1.000     $1.051        319
         From 1/1/96 to 12/31/96     $1.051     $1.166       13,252
         From 1/1/97 to 12/31/97     $1.166     $1.276       29,245
         From 1/1/98 to 12/31/98     $1.276     $1.208       49,806
         From 1/1/99 to 12/31/99     $1.208     $1.256       47,251
         From 1/1/00 to 12/31/00     $1.256     $1.320       38,534
         From 1/1/01 to 12/31/01     $1.320     $1.381       34,100
         From 1/1/02 to 12/31/02     $1.381     $1.498       28,708
         From 1/1/03 to 12/31/03     $1.498     $1.693       23,262
         From 1/1/04 to 12/31/04     $1.693     $1.784       20,093
         From 1/1/05 to 12/31/05     $1.784     $1.791       15,163
         From 1/1/06 to 12/31/06     $1.791     $1.887       12,087
         From 1/1/07 to 12/31/07     $1.887     $1.930       10,375
         Phoenix Multi-Sector Short Term Bond Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/04* to 12/31/04    $1.000     $1.044       1,366
         From 1/1/05 to 12/31/05     $1.044     $1.044       2,056
         From 1/1/06 to 12/31/06     $1.044     $1.088       1,470
         From 1/1/07 to 12/31/07     $1.088     $1.116       1,368
         Phoenix Strategic Allocation Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/31/95* to 12/31/95   $1.000     $1.042       2,919
         From 1/1/96 to 12/31/96     $1.042     $1.120       13,249
         From 1/1/97 to 12/31/97     $1.120     $1.334       22,085
         From 1/1/98 to 12/31/98     $1.334     $1.590       38,139
         From 1/1/99 to 12/31/99     $1.590     $1.745       43,750
         From 1/1/00 to 12/31/00     $1.745     $1.732       38,928
         From 1/1/01 to 12/31/01     $1.732     $1.740       35,400
         From 1/1/02 to 12/31/02     $1.740     $1.517       48,443
         From 1/1/03 to 12/31/03     $1.517     $1.794       41,452
         From 1/1/04 to 12/31/04     $1.794     $1.901       33,335
         From 1/1/05 to 12/31/05     $1.901     $1.909       24,795
         From 1/1/06 to 12/31/06     $1.909     $2.122       18,113
         From 1/1/07 to 12/31/07     $2.122     $2.217       14,267
         Phoenix-Aberdeen International Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/31/95* to 12/31/95   $1.000     $1.009        133
         From 1/1/96 to 12/31/96     $1.009     $1.181       3,095
         From 1/1/97 to 12/31/97     $1.181     $1.306       7,089
         From 1/1/98 to 12/31/98     $1.306     $1.648       15,694
         From 1/1/99 to 12/31/99     $1.648     $2.106       21,574
         From 1/1/00 to 12/31/00     $2.106     $1.732       20,829
         From 1/1/01 to 12/31/01     $1.732     $1.310       17,849



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        From 1/1/02 to 12/31/02      $1.310     $1.101       13,704
        From 1/1/03 to 12/31/03      $1.101     $1.431       14,360
        From 1/1/04 to 12/31/04      $1.431     $1.705       12,715
        From 1/1/05 to 12/31/05      $1.705     $1.994       9,722
        From 1/1/06 to 12/31/06      $1.994     $2.505       9,331
        From 1/1/07 to 12/31/07      $2.505     $2.840       7,480
        Phoenix-Alger Small-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/23/02* to 12/31/02    $2.000     $2.006         68
        From 1/1/03 to 12/31/03      $2.006     $3.035        444
        From 1/1/04 to 12/31/04      $3.035     $3.057       5,321
        From 1/1/05 to 12/31/05      $3.057     $3.486        362
        From 1/1/06 to 12/31/06      $3.486     $4.108        767
        From 1/1/07 to 12/31/07      $4.108     $4.703        570
        Phoenix-Duff & Phelps Real Estate Securities Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/31/95* to 12/31/95    $1.000     $1.050        226
        From 1/1/96 to 12/31/96      $1.050     $1.378       1,543
        From 1/1/97 to 12/31/97      $1.378     $1.660       7,737
        From 1/1/98 to 12/31/98      $1.660     $1.290       8,919
        From 1/1/99 to 12/31/99      $1.290     $1.333       7,522
        From 1/1/00 to 12/31/00      $1.333     $1.721       6,724
        From 1/1/01 to 12/31/01      $1.721     $1.809       6,757
        From 1/1/02 to 12/31/02      $1.809     $2.000       7,405
        From 1/1/03 to 12/31/03      $2.000     $2.727       6,433
        From 1/1/04 to 12/31/04      $2.727     $3.623       5,463
        From 1/1/05 to 12/31/05      $3.623     $4.113       4,285
        From 1/1/06 to 12/31/06      $4.113     $5.560       3,323
        From 1/1/07 to 12/31/07      $5.560     $4.622       2,343
        Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.000     $1.122         32
        Phoenix-S&P Dynamic Asset Allocation Series: Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/06* to 12/31/06   $1.000     $1.044         6
        From 1/1/07 to 12/31/07      $1.044     $1.115        400
        Phoenix-S&P Dynamic Asset Allocation Series: Moderate
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/06* to 12/31/06   $1.000     $1.028         27
        From 1/1/07 to 12/31/07      $1.028     $1.095        633
        Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/06* to 12/31/06   $1.000     $1.039         15
        From 1/1/07 to 12/31/07      $1.039     $1.111        240
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/5/98* to 12/31/98     $1.000     $0.876       3,102
        From 1/1/99 to 12/31/99      $0.876     $0.775       3,352
        From 1/1/00 to 12/31/00      $0.775     $0.894       3,448
        From 1/1/01 to 12/31/01      $0.894     $1.085       7,465
        From 1/1/02 to 12/31/02      $1.085     $0.978       9,687
        From 1/1/03 to 12/31/03      $0.978     $1.360       8,490
        From 1/1/04 to 12/31/04      $1.360     $1.615       8,044



*Date investment option began operations.

                                    Investment Investment
                                      Option     Option       Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
            Investment Option       of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        From 1/1/05 to 12/31/05       $1.615     $1.716       6,753
        From 1/1/06 to 12/31/06       $1.716     $1.945       5,056
        From 1/1/07 to 12/31/07       $1.945     $1.956       3,822
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 12/14/00* to 12/31/00    $2.000     $2.149        52
        From 1/1/01 to 12/31/01       $2.149     $2.453       1,017
        From 1/1/02 to 12/31/02       $2.453     $2.213       2,075
        From 1/1/03 to 12/31/03       $2.213     $3.140       1,958
        From 1/1/04 to 12/31/04       $3.140     $3.799       1,920
        From 1/1/05 to 12/31/05       $3.799     $4.027       1,596
        From 1/1/06 to 12/31/06       $4.027     $4.637       1,198
        From 1/1/07 to 12/31/07       $4.637     $4.476        892
        Phoenix-Van Kampen Comstock Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 3/5/98* to 12/31/98      $1.000     $1.095       2,909
        From 1/1/99 to 12/31/99       $1.095     $1.343       4,394
        From 1/1/00 to 12/31/00       $1.343     $1.751       6,209
        From 1/1/01 to 12/31/01       $1.751     $1.417       8,795
        From 1/1/02 to 12/31/02       $1.417     $1.091       8,160
        From 1/1/03 to 12/31/03       $1.091     $1.333       9,394
        From 1/1/04 to 12/31/04       $1.333     $1.484       9,553
        From 1/1/05 to 12/31/05       $1.484     $1.543       5,074
        From 1/1/06 to 12/31/06       $1.543     $1.840       4,046
        From 1/1/07 to 12/31/07       $1.840     $1.775       2,998
        Phoenix-Van Kampen Equity 500 Index Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/06 to 12/31/06       $1.248     $1.406       5,543
        From 1/1/07 to 12/31/07       $1.406     $1.454       4,050
        PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/20/06* to 12/31/06    $1.000     $0.998        71
        From 1/1/07 to 12/31/07       $0.998     $1.212        804
        PIMCO VIT Real Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/20/06* to 12/31/06    $1.000     $1.001        28
        From 1/1/07 to 12/31/07       $1.001     $1.091        92
        PIMCO VIT Total Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 10/20/06* to 12/31/06    $1.000     $1.012        81
        From 1/1/07 to 12/31/07       $1.012     $1.084        441
        Rydex Variable Trust Sector Rotation Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 6/9/03* to 12/31/03      $2.000     $1.152        112
        From 1/1/04 to 12/31/04       $1.152     $1.258        133
        From 1/1/05 to 12/31/05       $1.258     $1.411        680
        From 1/1/06 to 12/31/06       $1.411     $1.550        217
        From 1/1/07 to 12/31/07       $1.550     $1.876        172
        Sentinel Variable Products Balanced Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07* to 12/31/07      $1.000     $1.016        21
        Sentinel Variable Products Bond Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07* to 12/31/07      $1.000     $1.020        68
        Sentinel Variable Products Common Stock Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/7/07* to 12/31/07      $1.000     $1.022        261



*Date investment option began operations.

                                  Investment Investment
                                    Option     Option       Units
                                  Unit Value Unit Value Outstanding at
                                  Beginning     End     End of Period
            Investment Option     of Period  of Period   (Thousands)
         -------------------------------------------------------------
         Sentinel Variable Products Mid Cap Growth Fund
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 9/7/07* to 12/31/07   $1.000     $1.077         28
         Sentinel Variable Products Small Company Fund
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 9/7/07* to 12/31/07   $1.000     $1.005         35
         Templeton Developing Markets Securities Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 5/1/97* to 12/31/97   $1.000     $0.662       3,275
         From 1/1/98 to 12/31/98    $0.662     $0.516       5,744
         From 1/1/99 to 12/31/99    $0.516     $0.780       7,915
         From 1/1/00 to 12/31/00    $0.780     $0.523       7,018
         From 1/1/01 to 12/31/01    $0.523     $0.474       5,766
         From 1/1/02 to 12/31/02    $0.474     $0.467       4,505
         From 1/1/03 to 12/31/03    $0.467     $0.704       3,573
         From 1/1/04 to 12/31/04    $0.704     $0.866       2,791
         From 1/1/05 to 12/31/05    $0.866     $1.089       2,235
         From 1/1/06 to 12/31/06    $1.089     $1.376       2,125
         From 1/1/07 to 12/31/07    $1.376     $1.747       2,572
         Templeton Foreign Securities Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 5/1/97* to 12/31/97   $1.000     $1.075       4,072
         From 1/1/98 to 12/31/98    $1.075     $1.162       11,361
         From 1/1/99 to 12/31/99    $1.162     $1.412       12,940
         From 1/1/00 to 12/31/00    $1.412     $1.360       11,868
         From 1/1/01 to 12/31/01    $1.360     $1.127       10,363
         From 1/1/02 to 12/31/02    $1.127     $0.905       8,066
         From 1/1/03 to 12/31/03    $0.905     $1.180       6,824
         From 1/1/04 to 12/31/04    $1.180     $1.380       5,612
         From 1/1/05 to 12/31/05    $1.380     $1.499       4,506
         From 1/1/06 to 12/31/06    $1.499     $1.796       3,461
         From 1/1/07 to 12/31/07    $1.796     $2.045       2,892
         Templeton Global Asset Allocation Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 5/1/97* to 12/31/97   $1.000     $1.064       4,622
         From 1/1/98 to 12/31/98    $1.064     $1.114       9,285
         From 1/1/99 to 12/31/99    $1.114     $1.347       9,617
         From 1/1/00 to 12/31/00    $1.347     $1.329       7,636
         From 1/1/01 to 12/31/01    $1.329     $1.181       5,966
         From 1/1/02 to 12/31/02    $1.181     $1.113       4,593
         From 1/1/03 to 12/31/03    $1.113     $1.449       4,084
         From 1/1/04 to 12/31/04    $1.449     $1.654       3,261
         From 1/1/05 to 12/31/05    $1.654     $1.689       2,662
         From 1/1/06 to 12/31/06    $1.689     $2.018       2,249
         From 1/1/07 to 12/31/07    $2.018     $2.189       1,990
         Templeton Growth Securities Fund - Class 2
         -------------------------------------------------------------
         -------------------------------------------------------------
         From 5/1/97* to 12/31/97   $1.000     $1.044       6,100
         From 1/1/98 to 12/31/98    $1.044     $1.040       12,576
         From 1/1/99 to 12/31/99    $1.040     $1.321       22,477
         From 1/1/00 to 12/31/00    $1.321     $1.397       20,052
         From 1/1/01 to 12/31/01    $1.397     $1.360       16,863



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        From 1/1/02 to 12/31/02      $1.360     $1.093       16,093
        From 1/1/03 to 12/31/03      $1.093     $1.424       9,908
        From 1/1/04 to 12/31/04      $1.424     $1.630       8,744
        From 1/1/05 to 12/31/05      $1.630     $1.750       7,301
        From 1/1/06 to 12/31/06      $1.750     $2.103       6,192
        From 1/1/07 to 12/31/07      $2.103     $2.122       5,475
        Van Kampen UIF Equity and Income Portfolio - Class II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/21/99* to 12/31/99   $2.000     $2.052        323
        From 1/1/00 to 12/31/00      $2.052     $1.547       5,272
        From 1/1/01 to 12/31/01      $1.547     $0.780       4,698
        From 1/1/02 to 12/31/02      $0.780     $0.393       4,102
        From 1/1/03 to 12/31/03      $0.393     $0.572       5,759
        From 1/1/04 to 12/31/04      $0.572     $0.555       4,519
        From 1/1/05 to 12/31/05      $0.555     $0.546       3,454
        From 1/1/06 to 12/31/06      $1.000     $1.033         12
        From 1/1/07 to 12/31/07      $1.033     $1.053        117
        Wanger International Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/8/99* to 12/31/99     $1.000     $1.873        910
        From 1/1/00 to 12/31/00      $1.873     $1.819       1,695
        From 1/1/01 to 12/31/01      $1.819     $1.317       1,533
        From 1/1/02 to 12/31/02      $1.317     $1.100       1,237
        From 1/1/03 to 12/31/03      $1.100     $1.532       1,159
        From 1/1/04 to 12/31/04      $1.532     $1.879       1,091
        From 1/1/05 to 12/31/05      $1.879     $2.157       1,329
        From 1/1/06 to 12/31/06      $2.157     $2.894       1,097
        From 1/1/07 to 12/31/07      $2.894     $3.476       1,032
        Wanger International Small Cap
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 7/31/95* to 12/31/95    $1.000     $1.088        257
        From 1/1/96 to 12/31/96      $1.088     $1.417       9,834
        From 1/1/97 to 12/31/97      $1.417     $1.377       20,361
        From 1/1/98 to 12/31/98      $1.377     $1.580       28,056
        From 1/1/99 to 12/31/99      $1.580     $3.531       30,517
        From 1/1/00 to 12/31/00      $3.531     $2.509       29,692
        From 1/1/01 to 12/31/01      $2.509     $1.951       26,077
        From 1/1/02 to 12/31/02      $1.951     $1.658       21,491
        From 1/1/03 to 12/31/03      $1.658     $2.435       18,873
        From 1/1/04 to 12/31/04      $2.435     $3.128       15,406
        From 1/1/05 to 12/31/05      $3.128     $3.749       11,942
        From 1/1/06 to 12/31/06      $3.749     $5.072       9,432
        From 1/1/07 to 12/31/07      $5.072     $5.818       7,668
        Wanger Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/8/99* to 12/31/99     $1.000     $1.364       1,654
        From 1/1/00 to 12/31/00      $1.364     $1.473       2,119
        From 1/1/01 to 12/31/01      $1.473     $1.584       1,989
        From 1/1/02 to 12/31/02      $1.584     $1.444       1,923
        From 1/1/03 to 12/31/03      $1.444     $1.861       2,085



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         From 1/1/04 to 12/31/04     $1.861     $2.190       1,881
         From 1/1/05 to 12/31/05     $2.190     $2.387       1,586
         From 1/1/06 to 12/31/06     $2.387     $2.818       1,331
         From 1/1/07 to 12/31/07     $2.818     $3.040       1,128
         Wanger U.S. Smaller Companies
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/31/95* to 12/31/95   $1.000     $0.951       1,313
         From 1/1/96 to 12/31/96     $0.951     $1.376       16,757
         From 1/1/97 to 12/31/97     $1.376     $1.757       34,966
         From 1/1/98 to 12/31/98     $1.757     $1.884       58,568
         From 1/1/99 to 12/31/99     $1.884     $2.324       60,367
         From 1/1/00 to 12/31/00     $2.324     $2.106       57,022
         From 1/1/01 to 12/31/01     $2.106     $2.313       50,555
         From 1/1/02 to 12/31/02     $2.313     $1.898       37,132
         From 1/1/03 to 12/31/03     $1.898     $2.681       30,192
         From 1/1/04 to 12/31/04     $2.681     $3.129       24,794
         From 1/1/05 to 12/31/05     $3.129     $3.433       18,979
         From 1/1/06 to 12/31/06     $3.433     $3.653       14,474
         From 1/1/07 to 12/31/07     $3.653     $3.796       11,395



*Date investment option began operations.

                                                                    [Version B]

                            The Phoenix Edge(R)-VA
                       PHL Variable Accumulation Account
          Issued by: PHL Variable Insurance Company ("PHL Variable")


 PROSPECTUS                                                       May 1, 2008


  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.



AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
I Shares                               .  Phoenix Capital Growth Series
..  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
..  AIM V.I. Core Equity Fund /1/       .  Phoenix Mid-Cap Growth Series
..  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Money Market Series
   /1/                                 .  Phoenix Multi-Sector Fixed Income
The Alger American Fund - Class O         Series
Shares                                 .  Phoenix Multi-Sector Short Term
..  Alger American Capital                 Bond Series
   Appreciation Portfolio /1/          .  Phoenix Strategic Allocation Series
AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
Series Fund, Inc. - Class B               Series
..  AllianceBernstein Balanced Wealth   .  Phoenix-Alger Small-Cap Growth
   Strategy Portfolio                     Series
..  AllianceBernstein Wealth            .  Phoenix-Duff & Phelps Real Estate
   Appreciation Strategy Portfolio        Securities Series
DWS Scudder Investments VIT Funds -    .  Phoenix Dynamic Asset Allocation
Class A                                   Series: Aggressive Growth
..  DWS Equity 500 Index VIP            .  Phoenix Dynamic Asset Allocation
..  DWS Small Cap Index VIP                Series: Growth
Federated Insurance Series             .  Phoenix Dynamic Asset Allocation
..  Federated Fund for U.S. Government     Series: Moderate
   Securities II                       .  Phoenix Dynamic Asset Allocation
..  Federated High Income Bond Fund II     Series: Moderate Growth
   - Primary Shares                    .  Phoenix-Sanford Bernstein Mid-Cap
Fidelity(R) Variable Insurance            Value Series
Products - Service Class               .  Phoenix-Sanford Bernstein
..  Fidelity VIP Contrafund(R)             Small-Cap Value Series
   Portfolio                           .  Phoenix-Van Kampen Comstock Series
..  Fidelity VIP Growth Opportunities   .  Phoenix-Van Kampen Equity 500
   Portfolio                              Index Series
..  Fidelity VIP Growth Portfolio       PIMCO Variable Insurance Trust -
..  Fidelity VIP Investment Grade Bond  Advisor Class
   Portfolio                           .  PIMCO VIT CommodityRealReturn/TM/
Franklin Templeton Variable Insurance     Strategy Portfolio
Products Trust - Class 2               .  PIMCO VIT Real Return Portfolio
..  Franklin Flex Cap Growth            .  PIMCO VIT Total Return Portfolio
   Securities Fund                     The Rydex Variable Trust
..  Franklin Income Securities Fund     .
..  Mutual Shares Securities Fund          Rydex Variable Trust Inverse Government Long Bond Strategy Fund /1/
..  Templeton Developing Markets        .  Rydex Variable Trust Nova Fund /1/
   Securities Fund                     .  Rydex Variable Trust Sector
..  Templeton Foreign Securities Fund      Rotation Fund /1/
..  Templeton Global Asset Allocation   Sentinel Variable Products Trust
   Fund /2/                            .  Sentinel Variable Products
..  Templeton Growth Securities Fund       Balanced Fund
Lazard Retirement Series - Service     .  Sentinel Variable Products Bond
Shares                                    Fund
..  Lazard Retirement Small Cap         .  Sentinel Variable Products Common
   Portfolio /1/                          Stock Fund
Lord Abbett Series Fund, Inc. - Class  .  Sentinel Variable Products Mid Cap
VC                                        Growth Fund
..  Lord Abbett Bond-Debenture          .  Sentinel Variable Products Small
   Portfolio                              Company Fund
..  Lord Abbett Growth and Income       Summit Mutual Funds, Inc. - Summit
   Portfolio                           Pinnacle Series
..  Lord Abbett Mid-Cap Value Portfolio .  Summit S&P MidCap 400 Index
Neuberger Berman Advisers Management      Portfolio
Trust - Class S                        The Universal Institutional Funds,
..  Neuberger Berman AMT Small Cap      Inc. - Class II Shares
   Growth Portfolio                    .  Van Kampen UIF Equity and Income
..  Neuberger Berman AMT Guardian          Portfolio
   Portfolio                           Wanger Advisors Trust
Oppenheimer Variable Account Funds -   .  Wanger International Select
Service Shares                         .  Wanger International Small Cap /3/
..  Oppenheimer Capital Appreciation    .  Wanger Select
   Fund/VA                             .  Wanger U.S. Smaller Companies /4/
..  Oppenheimer Global Securities
   Fund/VA
..  Oppenheimer Main Street Small Cap
   Fund/VA


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on
      October 29, 2001. /3/Effective June 1, 2008, to be known as Wanger
                                International.
   /4/Effective June 1, 2008, to be known as Wanger USA. See Appendix A for additional information

  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.
  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2008, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

      [GRAPHIC]                                [GRAPHIC]

                PHL Variable Insurance Company           Tel. 800/541-0171
                Annuity Operations Division
                PO Box 8027
                Boston, MA 02266-8027

                               TABLE OF CONTENTS

Heading                                                      Page
-----------------------------------------------------------------

Glossary of Special Terms...................................    3
Summary of Expenses.........................................    4
Contract Summary............................................    7
Financial Highlights........................................   10
Financial Statements........................................   10
Performance History.........................................   10
The Variable Accumulation Annuity...........................   11
PHL Variable and the Separate Account.......................   11
The Variable Investment Options.............................   11
  Administrative, Marketing and Support Service Fees........   12
GIA.........................................................   12
MVA.........................................................   13
Deductions and Charges......................................   13
  Transfer Charge...........................................   16
  Reduced Fees, Credits and Excess Interest for Eligible
   Groups...................................................   16
The Accumulation Period.....................................   16
  Accumulation Units........................................   16
  Accumulation Unit Values..................................   16
  Purchase of Contracts.....................................   16
  Additional Programs.......................................   17
  Optional Benefits.........................................   20
  Payment Upon Death After Maturity Date....................   23
  Surrender of Contract and Withdrawals.....................   23
  Contract Termination......................................   23
  Payment Upon Death Before Maturity Date...................   24
Internet, Interactive Voice Response and Telephone Transfers   25
Market Timing and Other Disruptive Trading..................   26
The Annuity Period..........................................   27
  Annuity Payments..........................................   27
  Annuity Payment Options...................................   27
  Payment Upon Death After Maturity Date....................   30

Heading                                                      Page

Variable Account Valuation Procedures.......................   30
  Valuation Date............................................   30
  Valuation Period..........................................   30
  Accumulation Unit Value...................................   30
  Net Investment Factor.....................................   30
Miscellaneous Provisions....................................   31
  Assignment................................................   31
  Payment Deferral..........................................   31
  Free Look Period..........................................   31
  Amendments to Contracts...................................   31
  Substitution of Fund Shares...............................   31
  Ownership of the Contract.................................   31
  Inherited/Stretch Annuity Feature.........................   31
Federal Income Taxes........................................   32
  Introduction..............................................   32
  Income Tax Status.........................................   33
  Taxation of Annuities in General--Nonqualified Plans......   33
  Additional Considerations.................................   34
  Owner Control.............................................   35
  Diversification Standards.................................   35
  Taxation of Annuities in General--Qualified Plans.........   35
Sales of Variable Accumulation Contracts....................   39
Servicing Agent.............................................   40
State Regulation............................................   40
Reports.....................................................   41
Voting Rights...............................................   41
Texas Optional Retirement Program...........................   41
The Phoenix Companies, Inc.- Legal Proceedings about
  Company Subsidiaries......................................   41
SAI Table of Contents.......................................   42
APPENDIX A--Investment Options..............................  A-1
APPENDIX B--Deduction for Taxes.............................  B-1
APPENDIX C--Financial Highlights............................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value: The value of all assets held in the Separate Account.

Annuitant: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.


Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract: The deferred variable accumulation annuity contract described in this prospectus.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.


Contract Value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA and/or MVA plus the value held in the loan security account, and less any loan debt.


Death Benefit Options (Benefit Option, Option): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.


Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.


Maturity Date: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95/th/ birthday. The election is subject to certain conditions described in "The Annuity Period."

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial payments of:

..  Non-qualified plans--$1,000
..  Individual Retirement Annuity--$1,000
..  Bank draft program--$25
..  Qualified plans--$1,000 annually

Minimum Subsequent Payment: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PHL Variable (our, us, we, company): PHL Variable Insurance Company.

Valuation Date: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.


Variable Payment Annuity: An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected investment options.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the Contract.


CONTRACT OWNER TRANSACTION EXPENSES
  Deferred Surrender Charge (as a percentage of
  amount surrendered:
     Age of Payment in Complete Years 0................... 7%
     Age of Payment in Complete Years 1................... 7%
     Age of Payment in Complete Years 2................... 6%
     Age of Payment in Complete Years 3................... 6%   This table describes the fees and expenses that you will pay
     Age of Payment in Complete Years 4................... 5%   at the time that you surrender the Contract or transfer value
     Age of Payment in Complete Years 5................... 4%   between the investment options. State premium taxes may
     Age of Payment in Complete Years 6................... 3%   also be deducted.
     Age of Payment in Complete Years 7 and thereafter.... None

  Transfer Charge/1/
     Current.............................................. None
     Maximum.............................................. $20

/1/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."

ANNUAL ADMINISTRATIVE CHARGE
  Current.....................................    $35
  Maximum/2/..................................    $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value)

  Death Benefit Option 1 - Return of Premium
  Mortality and Expense Risk Fee..............  .775%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses......  .900% This table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not
  Death Benefit Option 2 - Annual Step-up             including annual fund fees and expenses.
  Mortality and Expense Risk Fee.............. 1.125%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses...... 1.250%

  Death Benefit Option 3 - Roll-up
  Mortality and Expense Risk Fee.............. 1.225%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses...... 1.350%

/2/ This charge is deducted annually on the contract anniversary on a pro rata basis from each investment option that you have selected. See "Deductions and Charges."

                             Optional Benefit Fees

       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

ENHANCED OPTION 1 RIDER

(as a percentage of Contract Value)/1/
       Current............. 0.050%

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE/2/

(as a percentage of the greater of the Guaranteed Amount and Contract Value)
       Current....................................... 0.500%
       Maximum....................................... 1.000%


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE/3/

(as a percentage of the guaranteed annuitization value )
       Current..................... 0.600%
       Maximum..................... 1.000%

/1/ This charge is assessed against the initial payment at issue and then taken annually on each contract anniversary. See "Deductions and Charges."
/2/ The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
/3/ The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."


The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



         TOTAL ANNUAL FUND OPERATING EXPENSES
                                          Minimum Maximum
                                          ------- -------
  Gross Annual Fund Operating Expenses...  0.31%   3.83%
  Net Annual Fund Operating Expenses/1/..  0.28%   3.83%


     /1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series
         Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,202 $2,246  $3,274   $5,571

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                        $1,189 $2,207   $3214   $5,468

                        Death Benefit Option 3
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                        $1,198 $2,233  $3,254   $5,537


If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                         $577. $1,718  $2,841   $5,571

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                         $563. $1,678  $2,778   $5,468

                        Death Benefit Option 3
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                         $573. $1,705  $2,820   $5,537





These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/07.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

Contract Summary
--------------------------------------------------------------------------------

  This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview
  The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

  The contract offers a combination of investment options both variable and fixed. Investments in the variable options provide results, which vary and depend upon the performance of the underlying fund, and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. For a detailed discussion see the section "GIA."

  You also select a death benefit option, which is suitable in meeting your financial objectives. Each death benefit option differs in the amount of mortality and expense risk charge, how the death benefit is calculated, and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

  For more information, see "Purchase of Contracts."


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

  Annuities that are offered to fund a qualified plan, such as an Individual Retirement Account, do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.

Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Accumulation Contracts" section of this prospectus.


Investment Features

Flexible Payments
..  You may make payments anytime until the Maturity Date.

..  You can vary the amount and frequency of your payments.

..  Other than the minimum initial payment, there are no required payments.

Minimum Premium Payment
.. Generally, the minimum initial payment is $1,000. The minimum subsequent payment for all contracts is $25. For more information, see "Purchase of Contracts."

Allocation of Premiums and Contract Value

.. Premium payments are invested in one or more of the investment options, GIA and the MVA. Each investment option invests directly in a mutual fund. GIA is not available in Massachusetts The MVA is not available for investment after the maturity date.

.. Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more investment options. For more information, refer to "GIA,"
  "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. Transfers between the investment options and from the investment options into the MVA are subject to disruptive trading and market timing restrictions. For more information, see "Disruptive Trading and Market Timing." Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.

.. The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.

.. The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued after May 1, 2008, subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).


..  Payments and transfers to the GIA are subject to a maximum GIA percentage.
   The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

..  If you purchase a contract with the Guaranteed Minimum Accumulation Benefit
   ("GMAB"), you must also elect an asset allocation or strategic program through which to allocate your premiums and contract value. If you purchase a contract without GMAB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

.. Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the death benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.


..  Withdrawals may be subject to a 10% penalty tax. See "Federal Income Taxes."


Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--the current (and maximum) charge is $35 each year. For more information, see "Deductions and Charges."

.. Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The current (and maximum) charge is 0.05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Benefits."

.. Guaranteed Minimum Accumulation Benefit fee (available only on contracts issued on or after July 26, 2005 and subject to state approval)--the current fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

..  Guaranteed Minimum Income Benefit Rider fee--for contracts issued before
   September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

.. Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. No deductions are made from payments unless you elect the Enhanced Option 1 Rider. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the Annuitant or owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

               -------------------------------------------------
               Percent           7%  7%  6%  6%  5%  4%  3%  0%
               -------------------------------------------------
               Age of Payment in 0   1   2   3   4   5   6   7+
               Complete Years
               -------------------------------------------------

For more information, see "Deductions and Charges."

.. Taxes--taken from the contract value upon premium payment or commencement of annuity payments.

  . PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract,

    Maturity Date or payment of death proceeds. See "Tax" and Appendix B.

  See "Deductions and Charges" for a detailed description of contract charges.

.. Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

From the Separate Account
.. Daily administrative fee--currently 0.125% annually. For more information, see "Deductions and Charges."

.. Mortality and expense risk fee--varies based on the Death Benefit Option selected. For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

Death Benefit
  The death benefit is calculated differently under each Death Benefit Option and the amount varies based on the Option selected.

Death Benefit Options
..  The contract offers three Death Benefit Options. You select a Death Benefit
   Option that best meets your financial needs. Each Death Benefit Option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount).

  The components of each Death Benefit Option are on the Death Benefit Options chart on the next page.

Additional Information

Free Look Period
  You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive the adjusted value of the initial payment in cash. However, if applicable state law requires, we will return the full amount of the initial payment.

  See "Free Look Period" for a detailed discussion.

Termination
  If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.

DEATH BENEFIT OPTIONS CHART

                                       Death Benefit Option 1   Optional Benefits       Death Benefit Option 2
----------------------------------------------------------------------------------------------------------------
Component                              Return of Premium        Enhanced Option 1 Rider Annual Step-up
----------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Fee/1/        .775%                    N/A                     1.125%
----------------------------------------------------------------------------------------------------------------
Rider Charge                           N/A                      .05%                    N/A
----------------------------------------------------------------------------------------------------------------
Free Withdrawal Amount                 Contract Year 1:         Contract Year 1:        Contract Year 1:
                                       10% of the contract      10% of the contract     10% of the contract
                                       value as of the date of  value as of the date of value as of the date of
                                       withdrawal               withdrawal              withdrawal

                                       Contract Years 2 and     Contract Years 2 and    Contract Years 2 and
                                       greater:                 greater:                greater:
                                       10% of the last contract 10% of the last         10% of the last
                                       anniversary value        contract anniversary    contract anniversary
                                                                value plus any          value plus any
                                                                unused percentage       unused percentage
                                                                from prior years may    from prior years may
                                                                be carried forward to   be carried forward to
                                                                the then current        the then current
                                                                contract year, up to a  contract year, up to a
                                                                maximum of 30% of       maximum of 30% of
                                                                your contract value as  your contract value as
                                                                of the last contract    of the last contract
                                                                anniversary             anniversary
----------------------------------------------------------------------------------------------------------------

                                       Death Benefit Option 3
--------------------------------------------------------------
Component                              5% Roll-up
--------------------------------------------------------------
Mortality & Expense Risk Fee/1/        1.225%
--------------------------------------------------------------
Rider Charge                           N/A
--------------------------------------------------------------
Free Withdrawal Amount                 Contract Year 1:
                                       10% of the contract
                                       value as of the date of
                                       withdrawal

                                       Contract Years 2 and
                                       greater:
                                       10% of the last
                                       contract anniversary
                                       value plus any
                                       unused percentage
                                       from prior years may
                                       be carried forward to
                                       the then current
                                       contract year, up to a
                                       maximum of 30% of
                                       your contract value as
                                       of the last contract
                                       anniversary
--------------------------------------------------------------

                                       Death Benefit Option 1    Optional Benefits         Death Benefit Option 2
---------------------------------------------------------------------------------------------------------------------
Component                              Return of Premium         Enhanced Option 1 Rider   Annual Step-up
---------------------------------------------------------------------------------------------------------------------
Death Benefit/2/ on the date of death  The greater of:           The greater of:           The greater of:
of the Annuitant who has not yet
attained age 80                        1.the sum of 100% of      1.the sum of 100% of      1.the sum of 100% of
                                         premium payments          premium payments          premium payments
                                         less adjusted partial     less adjusted partial     less adjusted partial
                                         withdrawals on the        withdrawals on the        withdrawals on the
                                         claim date; or            claim date; or            claim date; or

                                       2.the contract value      2.the contract value      2.the contract value
                                         on the claim date         on the claim date; or     on the claim date; or

                                                                 3.the 7 Year Step-up      3.the Annual Step-up
                                                                   Amount on the claim       Amount on the
                                                                   date                      Claim Date




---------------------------------------------------------------------------------------------------------------------
Death Benefit/2/ on the date of death  The greater of:           The greater of:           The greater of:
of the Annuitant who has attained age
80                                     1.the sum of 100% of      1.the death benefit in    1.the death benefit in
                                         premium payments          effect at the end of      effect at the end of
                                         less adjusted partial     the last 7-year           the immediately
                                         withdrawals on the        period prior to the       preceding contract
                                         claim date; or            Annuitant turning         year prior to the
                                                                   age 80, plus the          annuitant turning age
                                       2.the contract value        sum of 100% of            80, plus the sum of
                                         on the claim date         premium payments          100% of premium
                                                                   less adjusted partial     payments less
                                                                   withdrawals made          adjusted partial
                                                                   since the contract        withdrawals made
                                                                   year that the             since the contract
                                                                   Annuitant reached         year that the
                                                                   Age 80; or                annuitant reached
                                                                                             age 80; or
                                                                 2.the contract value
                                                                   on the claim date       2.the contract value
                                                                                             on the claim date
---------------------------------------------------------------------------------------------------------------------

                                       Death Benefit Option 3
----------------------------------------------------------------
Component                              5% Roll-up
----------------------------------------------------------------
Death Benefit/2/ on the date of death  The greater of:
of the Annuitant who has not yet
attained age 80                        1.the sum of 100% of
                                         premium payments
                                         less adjusted partial
                                         withdrawals on the
                                         claim date; or

                                       2.the contract value
                                         on the claim date; or

                                       3.the Annual Step-up
                                         Amount on the claim
                                         date; or

                                       4.the Annual Roll-up
                                         Amount on the claim
                                         date
----------------------------------------------------------------
Death Benefit/2/ on the date of death  The greater of:
of the Annuitant who has attained age
80                                     1.the death benefit in
                                         effect at the end of
                                         the immediately
                                         preceding contract
                                         year prior to the
                                         annuitant turning age
                                         80, plus the sum of
                                         100% of premium
                                         payments less
                                         adjusted partial
                                         withdrawals made
                                         since the contract
                                         year that the
                                         annuitant reached
                                         age 80; or

                                       2.the contract value
                                         on the claim date
----------------------------------------------------------------

/1/ See the "Summary of Expenses" and "Deductions and Charges--Mortality and
    Expense Risk Charge" for complete details.
/2/ See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

Financial Highlights
--------------------------------------------------------------------------------


  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.


  More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division us at 800/541-0171.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of PHL Variable Accumulation Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more details.

The Variable Accumulation Annuity
--------------------------------------------------------------------------------


  The individual deferred variable accumulation annuity contract (the "Contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.


PHL Variable and the Separate Account
--------------------------------------------------------------------------------

  We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899.

  PHL Variable is a wholly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

  On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.


  Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

  Contributions to the GIA and MVA are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. The MVA is a non-unitized separate account established pursuant to Connecticut insurance law. For more complete information concerning the GIA, see "GIA" and "MVA."


The Variable Investment Options
--------------------------------------------------------------------------------


  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


  The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.


  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.

  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as party of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.


  For additional information concerning the available investment options, please see Appendix A.

GIA
--------------------------------------------------------------------------------

  In addition to the Separate Account, you may allocate premium payments or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


  Prior to the maturity date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:


                     .Year One:     25% of the total value
                     .Year Two:     33% of remaining value
                     .Year Three:   50% of remaining value
                     .Year Four:    100% of remaining value

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions
  Contracts are subject to a Maximum GIA Percentage provision that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions as well as the availability of the GIA are subject to state insurance department approval. GIA is not available in Massachusetts.

MVA
--------------------------------------------------------------------------------

  The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment may be made as explained below. The MVA is available only during the accumulation phase of your contract. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premium payments or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your contract value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.


  We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the investment options of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.


  We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

  Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

  A market value adjustment will not be applied upon the payment of the death benefit.

  The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

Deductions and Charges
--------------------------------------------------------------------------------

Annual Administrative Charge
  We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


  The maximum and current administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


Daily Administrative Fee


  We make a daily deduction from account value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described above. This fee is not deducted from the GIA or MVA.


Enhanced Option 1 Rider


  If the Enhanced Option 1 Rider is part of your contract, we will deduct a fee equal to 0.050% of the initial premium payment at the time you elect this rider. Thereafter, we will deduct a fee equal to 0.050% of the contract value at the beginning of each contract year. The fee will be deducted from the contract value with each investment option, GIA and MVA bearing a pro-rata share of such fee based on the proportionate contract value of each investment option, GIA and MVA. If you surrender your contract on a contract anniversary, no fee will be deducted. The current fee is equal to 0.050%.


Guaranteed Minimum Accumulation Benefit Fee
  The Guaranteed Minimum Accumulation Benefit became available on July 26, 2005 (subject to state approval). If the

Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option bearing a pro rata share of such fee based on the proportionate contract value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.

  If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit.

Guaranteed Minimum Income Benefit Rider Fee
  For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted.


  The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each investment option, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the rider fee is deducted.

  If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit.

Market Value Adjustment
  Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

Mortality and Expense Risk Fee

  We make a daily deduction from each investment option for the mortality and expense risk charge. The charge is assessed against the daily net assets of the investment options and varies based on the Death Benefit Option you selected. The current charge under each Death Benefit Option is equal, on an annual basis to the following percentages:


--------------------------------------------------------------------------------------------------------------------
    Option 1 - Return of Premium             Option 2 - Annual Step-up                Option 3 - 5% Roll-up
--------------------------------------------------------------------------------------------------------------------
               0.775%                                 1.125%                                 1.225%
--------------------------------------------------------------------------------------------------------------------

  Although you bear the investment risk of the investment option in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

  In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

  No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

Surrender Charges
  A surrender charge may apply to withdrawals or a full surrender of the contract prior to the maturity date or after the maturity date under Variable Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premium payments. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender Charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.


  Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.


  Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see "MVA" or refer to the MVA prospectus.

  Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the death benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your Contract Value as of the last contract anniversary).

  The amount of free withdrawal available depends on the Death Benefit Option you select as follows:

..  Death Benefit Option 1

  Contract Year 1:
  10% of the contract value as of the date of withdrawal

  Contract Years 2 and greater:
  10% of the last contract anniversary value

..  Enhanced Option 1 Rider

  Contract Year 1:
  10% of the Contract Value as of the date of withdrawal

  Contract Years 2 and greater:
  10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary

  This rider is available at an annual cost of 0.05%.

  This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

..  Death Benefit Option 2

  Contract Year 1:
  10% of the contract value as of the date of withdrawal

  Contract Years 2 and greater:
  10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary

..  Death Benefit Option 3

  Contract Year 1:
  10% of the contract value as of the date of withdrawal

  Contract Years 2 and greater:
  10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary

  The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

               -------------------------------------------------
               Percent           7%  7%  6%  6%  5%  4%  3%  0%
               -------------------------------------------------
               Age of Payment in 0   1   2   3   4   5   6   7+
               Complete Years
               -------------------------------------------------

  If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.


  The total surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the investment options, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.


Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see Appendix B.

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge
  Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Fees, Credits and Excess Interest for Eligible Groups
  We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of anticipated premium payments;

(3)whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  Any reduction or elimination of the mortality and expense risk fee or the withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Other Charges
  As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------

  The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

Accumulation Units

  An accumulation unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.


Accumulation Unit Values

  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.


Purchase of Contracts
  Generally, we require minimum initial payments of:

..  Non-qualified plans--$1,000

..  Individual Retirement Annuity--$1,000

..  Bank draft program--$25

  . You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available investment option, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account.


..  Qualified plans--$1,000 annually
  . If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

  The initial payment is due and payable before the contract becomes effective. We require minimum subsequent payments of $25.

  The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

  Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."


  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

  Payments received under the contracts will be allocated in any combination to any investment option, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix Money Market Investment Option. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


  For certain eligible groups we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

  (1)the make-up and size of the prospective group;
  (2)the method and frequency of premium payments; and
  (3)the amount of compensation to be paid to Registered Representatives on each premium payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

  Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premium payments or transfer values to the GIA or MVA.

Additional Programs
  You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB you must also elect an asset allocation or strategic program on the contract date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


  We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Franklin Templeton Perspectives Allocation Model, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.


  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option

  If you purchase a contract without GMAB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

Program Required for GMAB

  If you purchase a contract with GMAB, you must select one of the approved programs through which to allocate your premium payments and contract values. When you participate in a program 100% of your premium payments and contract value will be allocated to the investment options in accordance with your selected program and option within that program.

  You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB if it already terminated. If a program is eliminated while GMAB is in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB will terminate without value.


  The following programs are currently available:


..  AllianceBernstein VPS Balanced Wealth Strategy
  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.


..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%


..  Franklin Templeton Perspectives Allocation Model
  Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund--34%
  .  Mutual Shares Securities Fund--33%


  .  Templeton Growth Securities Fund--33%


..  Phoenix-Ibbotson Strategic Asset Allocation

  PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:


  .  Conservative Portfolio
  .  Moderately Conservative Portfolio
  .  Moderate Portfolio
  .  Moderately Aggressive Portfolio
  .  Aggressive Portfolio


  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate
  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth
  .  Phoenix Dynamic Asset Allocation Series: Growth
  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


  If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA or the MVA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.


Dollar Cost Averaging Program

  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

  All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding Valuation Date.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program. Except as described below, the Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.


  The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

  In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

   1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

   2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
     Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.


Interest Investment Program

  We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.


  You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

  You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

  The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Nursing Home Waiver
  After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the Annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

  There is no charge for this additional benefit.

Systematic Withdrawal Program

  Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.


  The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the Maturity Date. There is no charge associated with participation in this program.

Optional Benefits
  For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

  Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

  If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

Enhanced Option 1 Rider
  Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

   1.Cumulative Free Withdrawals: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value plus any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

   2.7 Year Step-up in the Death Benefit: Prior to the annuitant's 80/th/ birthday, the death benefit equals the greatest of:

     a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

     b. the contract value on the claim date; or

     c. the 7 Year Step-up Amount on the claim date.

   3.Minimum Death Benefit past the Annuitant's 80/th/ birthday. The death benefit is equal to the greater of:

     a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

     b. the contract value on the claim date.

  There is a charge of 0.05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

Guaranteed Minimum Accumulation Benefit (GMAB)
  This optional rider is available only on contracts issued on or after July 26, 2005 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a 10-year term. This benefit must be elected prior to issue and may be terminated at any time by request.

  A fee for this benefit is deducted on each contract anniversary during the 10-year term. See "Deductions and Charges."

  The benefit is available if each owner and annuitant are less than 81 years old on the date that this rider is added to the contract (the "rider date").

  The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested in the program for the term of the benefit. See "Asset Allocation and Strategic Programs" above.


  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.

Guaranteed Amount
  The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus
(B) minus (C), where:

   A =the contract value on the rider date.

   B =100% of each subsequent premium payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

   C =pro rata adjustment for withdrawals from the contract during the term.
      The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contract Value immediately prior to the withdrawal.

  Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

Additional Amount
  If on the last day of the term:

.. the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

.. the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00;

.. the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

  If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

Benefit Termination
  This benefit will terminate at the end of the term or upon the occurrence of any of the following:

.. the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

..  the date that a full surrender is made;

.. the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

..  the date that annuity payments commence; or

..  the date that the contract terminates.

Guaranteed Minimum Income Benefit Rider ("GMIB")
  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the contract date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. . You should consult with a qualified financial advisor before you make your decision.


  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.


Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 80/th/ birthday (or 85/th/ birthday if the contract was issued prior to July 26, 2005), the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due where:

   A =the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after the rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.

  After the contract anniversary following the older annuitant's 80/th/ birthday (or 85/th/ birthday if the contract was issued prior to July 26, 2005), the guaranteed annuitization value shall equal the lesser of (i) (A plus
B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 80/th /birthday (or 85/th/ birthday if the contract was issued prior to July 26, 2005).

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 80th birthday (or 85/th/ birthday if the contract was issued prior to July 26, 2005).

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 80/th/ birthday (or 85/th/ birthday if the contract was issued prior to July 26, 2005).

   D =any tax that may be due.

Guaranteed Annuitization Value Reduction
  A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the contract value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the contract value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your contract value is reduced as a result of the withdrawal.

  The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:

   A =the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

   B =(a) multiplied by (b), where:
    (a) =the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in "A" above;
    (b) =1 minus the result of (c) divided by (d), where:
    (c) =the Contract Value after the withdrawal, and
    (d) =the Contract Value before the withdrawal less the value determined in "A" above.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.
4.each rider anniversary.

Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older annuitant's 90/th/ birthday;

2.the termination of the contract to which this rider is attached;

3.the date a death benefit becomes payable under the contract to which this rider is attached;

4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving Annuitant or joint Annuitant named under this rider.

GMIB Annuity Payment Options
  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A--Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the Annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B--Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D--Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F--Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date

  If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity payment option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death. For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.

  (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")


                   Important Information regarding the GMIB
   While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

..  The GMIB is irrevocable once elected.

.. You may not change any annuitant or joint annuitant while the GMIB is in effect.

.. The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

.. You should consult with a qualified financial advisor if you are considering the GMIB.

.. The GMIB is only available if approved in your state and if we offer it for use with the contract.

Surrender of Contract and Withdrawals
  If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


  The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.


  Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

Contract Termination
  The contract will terminate without value, if on any valuation date:

..  The contract value is zero; or

.. The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options).

  PHL Variable will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?
  A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment
..  Death of an Owner/Annuitant

  If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see "Spousal Beneficiary Contract Continuance."


..  Death of an Annuitant who is not the Owner

  If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

..  Death of Owner who is not the Annuitant
  If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see "Spousal Beneficiary Contract Continuance."


..  Spousal Beneficiary Contract Continuance

  If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner.


..  Qualified Contracts
  Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.


  Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."


..  Ownership of the Contract by a Non-Natural Person

  If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.


Payment Amount Before Age 80
  Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

..  Option 1--Return of Premium
  The greater of:

   1.100% of payments, less adjusted partial withdrawals; or 2.the contract value on the claim date.

..  Option 2--Annual Step-up
  The greater of:

   1.100% of payments, less adjusted partial withdrawals; or 2.the contract value on the claim date; and 3.the Annual Step-up Amount on the claim date.

..  Option 3--5% Roll-up
  The greater of:

   1.100% of payments, less adjusted partial withdrawals; or 2.the contract value on the claim date; or 3.the Annual Step-up Amount on the claim date; and 4.the Annual Roll-up Amount on the claim date.

..  Enhanced Option 1 Rider
  Before the Annuitant's 80/th/ birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

  The greater of:

   1.the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or
   2.the contract value on the claim date; or 3.the 7-year step-up amount on the claim date.

  This rider is available at an annual cost of 0.05%.

  This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

Payment Amount After Age 80
  After the annuitant's 80/th/ birthday, the death benefit (less any deferred premium tax) equals:

..  Option 1--Return of Premium
  The greater of:

   1.the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or
   2.the contract value on the claim date.

..  Enhanced Option 1 Rider
  After the annuitant's 80/th/ birthday, if the Enhanced Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

  The greater of:

   1.the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or
   2.the contract value on the claim date.

  This rider is available at an annual cost of 0.05%.

  This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

..  Option 2--Annual Step-up
  The greater of:

   1.the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or
   2.the contract value on the claim date.

..  Option 3--5% Roll-up
  The greater of:

   1.the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or
   2.the contract value on the claim date.

..  Death of an Owner who is not the Annuitant
  Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

   1.100% of payments, less withdrawals; and 2.the contract value on the claim date.

  Because the death benefit in this situation equals the greater of premiums paid and the contract value, an owner who is not the Annuitant should seriously consider whether Death Benefit Options 2 or 3 are suitable for their circumstances.

  Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."

  We reserve the right to discontinue offering any one of the available death benefit options in the future.


  If you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.


Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

Annual Roll-up Amount (Roll-up Amount): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

Annual Step-up Amount (Step-up Amount): In the first contract year the Step-up Amount is the greater of (1) 100% of premium payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

Seven Year Step-up Amount (7 Year Step-up Amount): In the first seven contract years, the 7 Year Step-up Amount equals 100% of premium payments less adjusted partial withdrawals. In any subsequent 7 year period, the 7 Year Step-up Amount equals the 7 Year Step-up Amount that would have been paid on the prior seventh contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior seventh contract anniversary.


  Death benefit proceeds will be payable in a single lump sum, and you should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------


  You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.


  PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


  You may elect to transfer all or any part of the Contract Value among one or more investment options, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from an investment option will result in the redemption of Accumulation Units and, if another investment option is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options, the GIA or MVA does not automatically change the payment allocation schedule of your contract

  You may also request transfers and changes in payment allocations among available investment options, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.


  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.


  No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least 12 transfers during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


  Transfers to the GIA are not permitted during the first Contract Year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),

.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

  Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
--------------------------------------------------------------------------------

  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments
  Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected. Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint Annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

  Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95/th/ birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1/st/ of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in
(b) does not apply to an IRA.

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity ("TSA"), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

Annuity Payment Options
  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


  With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

  The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.


  Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

  The level of annuity payments will depend on the option selected and such factors as the age of the Annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The contract and the SAI provide additional information on the methods used for calculating annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.


  We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.

Option A--Life Annuity with Specified Period Certain
  Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

Option B--Non-Refund Life Annuity
  Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

Option C--Discontinued

Option D--Joint and Survivor Life Annuity
  Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The

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amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

  Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option E--Installment Refund Life Annuity
  Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

  Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

Option G--Payments for Specified Period
  Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

Option H--Payments of Specified Amount
  Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

Option I--Variable Payment Life Annuity with 10-Year Period Certain

  Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested.


Option J--Joint Survivor Variable Payment Life Annuity with 10-Year Period
Certain

  Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.


Option K--Variable Payment Annuity for a Specified Period
  Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option L--Variable Payment Life Expectancy Annuity
  Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Payment Life Annuity
  Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

Option N--Variable Payment Non-Refund Life Annuity
  Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

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

  Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

  Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

  If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.


  Currently, transfers between investment options are not available for amounts allocated to any of the variable payment annuity options.


Payment Upon Death After Maturity Date
  If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity payment option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.



  (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.)


Variable Account Valuation Procedures
--------------------------------------------------------------------------------

Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value

  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.


Net Investment Factor

  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.


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Miscellaneous Provisions
--------------------------------------------------------------------------------

Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral
  Payment of the contract value attributable to the Separate Account in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

  Payment of the contract value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the investment options during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

  During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market Series. When your Free Look Period expires we allocate the contract value among the investment options, the GIA and/or the MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

  If, in the judgment of the management of PHL Variable, one or more of these series of the funds may become unsuitable for investment by contract owners, we reserve the right to substitute Accumulation Units of another investment option for Accumulation Units already purchased or to be purchased in the future by payments under this contract. Any substitution will be subject to approval by the SEC and, where required, one or more state insurance departments.


Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the Annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the Annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


Inherited/Stretch Annuity Feature
  This contract is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract as an Inherited or


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


"Stretch" annuity. An Inherited or Stretch contract is designed to permit the beneficiary to continue or change the funding vehicle that the deceased Owner selected while taking the required minimum distribution (RMD) payments that must be made to the beneficiary after the deceased Owner's death (see the section of this prospectus entitled "Federal Income Taxes"). Certain limitations, considerations and tax implications apply to an Inherited/Stretch Annuity and may differ depending upon whether the plan is IRA/Qualified or Non-Qualified and whether the beneficiary is an individual or a trust. In general, the following guidelines apply:

..  No additional contributions may be made.

.. Certain optional benefits may not be available to the beneficiary who "stretches" an annuity. See the discussion of such benefits in the section of this prospectus entitled "Optional Benefits."

.. Only the Return of Premium death benefit is available to a beneficiary who "stretches" an annuity.

.. Pursuant to the Internal Revenue Code (IRC), there are a number of options that can satisfy the after-death RMD requirements. An Inherited/Stretch Annuity is one of these options.

.. We will calculate the RMD each year in accordance with IRC provisions using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit is distributed over his or her life expectancy. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit is distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments are based on the life expectancy of the deceased Owner at the time of death.

.. With regard to IRAs/Qualified plans, if the beneficiary is a non-natural person, the life expectancy used is the remaining life expectancy of the deceased, if the deceased Owner died after his or her required beginning distribution date.

.. The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st /of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70- 1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 1/2.



.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

.. It is the responsibility of the beneficiary to ensure that the correct RMD is withdrawn each year.

  For more information regarding Our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Federal Income Taxes
--------------------------------------------------------------------------------

Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult an independent tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts either currently or in the future. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. From time to time, there are proposals in Congress that would impact the taxation of annuity contracts and/or qualified plans; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


Income Tax Status
  We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

Taxation of Annuities in General--Nonqualified Plans
  Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently, see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.

  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract
Maturity Date

  Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.


Surrenders or Withdrawals On or After the Contract
Maturity Date
  Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the recipient properly elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election on the required forms and under the required certifications. Certain contract owners can not make this election.

Penalty Tax on Certain Surrenders and Withdrawals--Nonqualified Contracts

  Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code

Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans."

Additional Considerations

Distribution-at-Death Rules

  In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as rapidly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.


  If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

  If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Transfer of Annuity Contracts

  Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.


Contracts Owned by Non-Natural Persons

  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section 1035 Exchanges

  Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For nonqualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyowner by the original insurer and then transmitted from the policyowner to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyowner if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Numerous rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.


Multiple Contracts
  Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

  The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code

Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.

Owner Control
  For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.


  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Standards

Diversification Regulations
  To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:

..  55% in any 1 investment
..  70% in any 2 investments
..  80% in any 3 investments
..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Diversification Regulations and Qualified Plans
  Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

Taxation of Annuities in General--Qualified Plans

  The contracts may be used with several types of IRAs and qualified plans:
Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without review as to whether spousal consent may be required under the Retirement Equity Act ("REA"). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.

  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. The language in the endorsements is intended to comply with the IRS model language provided under the List of Required Modifications (LRMs). There is no IRS requirement that the endorsements be approved by the IRS. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.



  Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The Code imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Distributions from qualified plans, including section 403(b) contracts eligible to be rolled over to new contracts but which are paid to the policyowner directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


  The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).


  The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.


  Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.


Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)

  Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.


  Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.


  Code Section 403(b)(11), applies only with respect to distributions from Code
Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

  In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

  If certain contractual requirements are met, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of policy issuer, such as PHL Variable to monitor compliance with these requirements. If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to PHL Variable. Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.


Keogh Plans

  The Self-Employed Individual Tax Retirement Act of 1962, as amended, permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


Individual Retirement Annuities

  Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement programs known as "Traditional IRA", "Roth IRA", SEP IRA", "SARSEP IRA", "SIMPLE IRA", AND "Deemed IRA." Each of these different types of IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs. Participant loans are not allowed on IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.


Corporate Pension and Profit-Sharing Plans
  Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees.

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


These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.


Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

  Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyowner, the withdrawals are received without tax. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) contracts and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; (this exception will no longer apply after the contract owner has been reemployed for at least 60 days); (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and
(i) distributions from retirement plans to individuals called to active military duty. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and
(f) above do not apply in the case of an IRA. The exception stated in item
(c) applies to an IRA without the requirement that there be a separation from service.



  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract,


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


the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original owner died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the owner died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original contract owner. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original owner.

  In all cases, if the beneficiary is the surviving spouse of the original owner, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

Spousal Definition
  Under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.


Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------

  PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.


  PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD).

  PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


Compensation
  Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

  We generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the contract value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007. Also, we pay Linsco Private Ledger Corporation and certain of its affiliates up to 0.09% on an annual basis on assets held in variable annuities issued by the Company and its insurance company affiliates.

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


  PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments.


  These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.


  Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), Janney Montgomery Scott, LLC, CUSO Financial Services, and Sammons Securities. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.


  We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

  State regulation of PHL Variable includes certain limitations on the investments, which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------


  As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting.

  We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.


Texas Optional Retirement Program
--------------------------------------------------------------------------------

  Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

The Phoenix Companies, Inc.- Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


  State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or FINRA, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.


  Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York

Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

  Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.


  These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:

..  PHL Variable Insurance Company
..  Underwriter
..  Services
..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Fixed Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------





                    Fund Name                                      Investment Objective
AIM V.I. Capital Appreciation Fund                Growth of capital








----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                  Growth of capital








----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/          Long term growth of capital








----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio     Long term capital appreciation
(formerly Alger American Leveraged AllCap
Portfolio) /1, 3/
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy    To maximize total return consistent with the Adviser's
Portfolio                                         determination of reasonable risk
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Stategy Long-term growth of capital
Portfolio
----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                          Seeks to replicate, as closely as possible, before the
                                                  deduction of expenses, the performance of the
                                                  Standard & Poor's 500 Composite Stock Price Index,
                                                  which emphasizes stocks of large U.S. companies
----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                           Seeks to replicate, as closely as possible, before the
                                                  deduction of expenses, the performance of the Russell
                                                  2000(R) Index, which emphasizes stocks of small US
                                                  companies.
----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II  Current income by investing primarily in a diversified portfolio of U.S. government and government agency
                                                  securities
----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                High current income by investing primarily in a
                                                  professionally managed, diversified portfolio of high
                                                  yield, lower rated corporated bonds (also known as
                                                  "Junk Bonds")
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio              Long-term capital appreciation
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio       Capital growth
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                     Capital appreciation
----------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio      As high a level of current income as is consistent with
                                                  the preservation of capital

----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund          Capital appreciation
----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                   Maximize income while maintaining prospects for
                                                  capital appreciation
----------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio /1, 3/      Long term capital appreciation
----------------------------------------------------------------------------------------------------------



                    Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global Asset
                                                   Management (N.A.), Inc.; Invesco Institutional
                                                   (N.A.), Inc.; Invesco Senior Secured Management,
                                                   Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset Management
                                                   (Japan) Limited; Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                  Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global Asset
                                                   Management (N.A.), Inc.; Invesco Institutional
                                                   (N.A.), Inc.; Invesco Senior Secured Management,
                                                   Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset Management
                                                   (Japan) Limited; Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/          Invesco Aim Advisors, Inc.
                                                  Subadvisor(s): Invesco Trimark Investment
                                                   Management Inc.; Invesco Global Asset
                                                   Management (N.A.), Inc.; Invesco Institutional
                                                   (N.A.), Inc.; Invesco Senior Secured Management,
                                                   Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                   Management Limited; Invesco Asset Management
                                                   (Japan) Limited; Invesco Asset Management
                                                   Deutschland, GmbH; and Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio     Fred Alger Management, Inc.
(formerly Alger American Leveraged AllCap
Portfolio) /1, 3/
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy    AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Stategy AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                          Deutsche Asset Management Americas Inc.
                                                   Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                           Deutsche Asset Management Americas Inc.
                                                   Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II  Federated Investment Management Company


---------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                Federated Investment Management Company



---------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio              Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio       Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                     Fidelity Management and Research Company
---------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio      Fidelity Management and Research Company
                                                   Subadvisor: Fidelity Investments Money
                                                    Management, Inc.
---------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund          Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                   Franklin Advisers, Inc.

---------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio /1, 3/      Lazard Asset Management LLC
---------------------------------------------------------------------------------------------------


                     Fund Name                                        Investment Objective
Lord Abbett Bond-Debenture Portfolio                High current income and the opportunity for capital
                                                    appreciation to produce a high total return
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Long-term growth of capital and income without
                                                    excessive fluctuations in market value
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Capital appreciation through investments, primarily in
                                                    equity securities which are believed to be undervalued
                                                    in the marketplace
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Capital appreciation with income as a secondary goal
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Long term growth of capital; current income is a
                                                    secondary goal
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            Capital appreciation by investing in securities of well-
                                                    known, established companies
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               Long-term capital appreciation by investing in
                                                    securities of foreign insurers, "growth-type"
                                                    companies, cyclical industries and special situations
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           Capital appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Intermediate and long-term capital appreciation with
                                                    income as a secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Dividend growth, current income and capital
                                                    appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Capital appreciation

-------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         As high a level of current income as is consistent with
                                                    the preservation of capital and maintenance of liquidity
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Long-term total return

-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         High current income while attempting to limit changes
                                                    in the series' net asset value per share caused by
                                                    interest rate changes
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 High total return consistent with prudent investment
                                                    risk


-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               High total return consistent with reasonable risk

-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Long-term capital growth

-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Capital appreciation and income with approximately equal emphasis

-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Long-term capital growth
Aggressive Growth

-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth     Long-term capital growth with current income as a
                                                    secondary consideration

-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Current income with capital growth as a secondary
                                                    consideration

-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Long-term capital growth and current income with a
Growth                                              greater emphasis on capital growth

-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Long-term capital appreciation with current income as
                                                    a secondary investment objective
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Long-term capital appreciation by investing primarily
                                                    in small-capitalization stocks that appear to be
                                                    undervalued with current income as a secondary
                                                    investment objective
-------------------------------------------------------------------------------------------------------------



                     Fund Name                               Investment Advisor / Subadvisor
Lord Abbett Bond-Debenture Portfolio                Lord, Abbett & Co. LLC

------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Lord, Abbett & Co. LLC

------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Lord, Abbett & Co. LLC


------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano              Subadvisor: Neuberger Berman, LLC
Portfolio)
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Neuberger Berman Management Inc.
                                                     Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            OppenheimerFunds, Inc.

------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               OppenheimerFunds, Inc.


------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Harris Investment Management, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Phoenix Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Neuberger Berman Management, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.

------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 Phoenix Variable Advisors, Inc.
                                                     Subadvisors: Goodwin Capital Advisers, Inc.
                                                     (fixed income portion) Phoenix Investment
                                                     Counsel, Inc. (equity portion)
------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Aberdeen Asset Management Inc.
------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Duff & Phelps Investment
                                                      Management Company
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Phoenix Variable Advisors, Inc.
Aggressive Growth                                    Limited Services Subadvisor: Ibbotson Associates,
                                                      Inc.
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth     Phoenix Variable Advisors, Inc.
                                                     Limited Services Subadvisor: Ibbotson Associates,
                                                      Inc.
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Phoenix Variable Advisors, Inc.
                                                     Limited Services Subadvisor: Ibbotson Associates,
                                                      Inc.
------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Phoenix Variable Advisors, Inc.
Growth                                               Limited Services Subadvisor: Ibbotson Associates,
                                                      Inc.
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.


------------------------------------------------------------------------------------------------------


                   Fund Name                                      Investment Objective
Phoenix-Van Kampen Comstock Series               Long-term capital appreciation with current income as
                                                 a secondary consideration

---------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       High total return


---------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio Seeks maximum real return consistent with prudent investment management
---------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund /1, 3/                        to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/            Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund /1, 3/ Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to control
                                                 risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/    High total return
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap /4/               Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies /5/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                          Investment Advisor / Subadvisor
Phoenix-Van Kampen Comstock Series               Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio Pacific Investment Management Company LLC

------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund /1, 3/




------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/            Rydex Investments



------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund /1, 3/ Rydex Investments
------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.

------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/    Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger International Small Cap /4/               Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies /5/                Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------


/1/ This fund is closed to new investment on May 1, 2006.
/2/ This fund is closed to new investment on October 29, 2001.
/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
/4/ Effective June 1, 2008, to be known as Wanger International
/5/ Effective June 1, 2008, to be known as Wanger USA

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                 Upon           Upon
State                       Premium Payment Annuitization Nonqualified Qualified
-----                       --------------- ------------- ------------ ---------
California.................                       X           2.35%      0.50%

Florida....................                       X           1.00       1.00

Maine......................        X                          2.00/1/

Nevada.....................                       X           3.50

South Dakota...............        X                          1.25/2/

Texas......................                       X           0.04/3/    0.04

West Virginia..............                       X           1.00       1.00

Wyoming....................                       X           1.00

Commonwealth of Puerto Rico                       X           1.00/4/    1.00



NOTE:The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------

/1 /Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

/2/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.


/3/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

/4/ The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 and the rate going forward is now 1%, effective July 1, 2007.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------

  The following table gives the historical unit values for a single share of each of the available investment options. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

             PHL Variable Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027




     Death Benefit Option 1 Contracts

                                      Investment Investment
                                        Option     Option       Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
            Investment Option         of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/10/01* to 12/31/01          $2.000     $1.775        36
     From 1/1/02 to 12/31/02            $1.775     $1.331        135
     From 1/1/03 to 12/31/03            $1.331     $1.708        368
     From 1/1/04 to 12/31/04            $1.708     $1.805        503
     From 1/1/05 to 12/31/05            $1.805     $1.947        593
     From 1/1/06 to 12/31/06            $1.947     $2.051        649
     From 1/1/07 to 12/31/07            $2.051     $2.277        494
     AIM V.I. Mid Cap Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 1/1/04* to 12/31/04           $2.000     $1.017        420
     From 1/1/05 to 12/31/05            $1.017     $1.084        730
     From 1/1/06 to 12/31/06            $1.084     $1.195        585
     From 1/1/07 to 12/31/07            $1.195     $1.298        445
     AIM V.I. Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 4/21/06* to 12/31/06          $1.000     $1.089        750
     From 1/1/07 to 12/31/07            $1.089     $1.167        441
     Alger American Leveraged AllCap Portfolio - Class O
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 6/28/00* to 12/31/00          $2.000     $1.535        470
     From 1/1/01 to 12/31/01            $1.535     $1.279       1,557
     From 1/1/02 to 12/31/02            $1.279     $0.838       2,203
     From 1/1/03 to 12/31/03            $0.838     $1.119       2,388
     From 1/1/04 to 12/31/04            $1.119     $1.199       2,528
     From 1/1/05 to 12/31/05            $1.199     $1.360       1,466
     From 1/1/06 to 12/31/06            $1.360     $1.608       1,298
     From 1/1/07 to 12/31/07            $1.608     $2.127       1,098
     DWS Equity 500 Index Fund VIP - Class A
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 11/7/01* to 12/31/01          $2.000     $2.110        58
     From 1/1/02 to 12/31/02            $2.110     $1.639       1,219
     From 1/1/03 to 12/31/03            $1.639     $2.082        943
     From 1/1/04 to 12/31/04            $2.082     $2.281       1,139
     From 1/1/05 to 12/31/05            $2.281     $2.367       1,258
     From 1/1/06 to 12/31/06            $2.367     $2.709       1,100
     From 1/1/07 to 12/31/07            $2.709     $2.827        921



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Federated Fund for U.S. Government Securities II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/2/99* to 12/31/99     $2.000     $2.022        71
        From 1/1/00 to 12/31/00      $2.022     $2.225        955
        From 1/1/01 to 12/31/01      $2.225     $2.360       2,791
        From 1/1/02 to 12/31/02      $2.360     $2.550       5,188
        From 1/1/03 to 12/31/03      $2.550     $2.587       4,615
        From 1/1/04 to 12/31/04      $2.587     $2.656       3,879
        From 1/1/05 to 12/31/05      $2.656     $2.686       3,407
        From 1/1/06 to 12/31/06      $2.686     $2.772       3,162
        From 1/1/07 to 12/31/07      $2.772     $2.920       2,515
        Federated High Income Bond Fund II - Primary Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/14/99* to 12/31/99   $2.000     $2.038        44
        From 1/1/00 to 12/31/00      $2.038     $1.837        499
        From 1/1/01 to 12/31/01      $1.837     $1.846        850
        From 1/1/02 to 12/31/02      $1.846     $1.855       1,316
        From 1/1/03 to 12/31/03      $1.855     $2.247       1,367
        From 1/1/04 to 12/31/04      $2.247     $2.459        910
        From 1/1/05 to 12/31/05      $2.459     $2.502        784
        From 1/1/06 to 12/31/06      $2.502     $2.747        821
        From 1/1/07 to 12/31/07      $2.747     $2.816        756
        Fidelity VIP Contrafund(R) Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/9/00* to 12/31/00     $2.000     $1.889        236
        From 1/1/01 to 12/31/01      $1.889     $1.640        759
        From 1/1/02 to 12/31/02      $1.640     $1.472       1,682
        From 1/1/03 to 12/31/03      $1.472     $1.873       2,022
        From 1/1/04 to 12/31/04      $1.873     $2.141       3,599
        From 1/1/05 to 12/31/05      $2.141     $2.479       4,681
        From 1/1/06 to 12/31/06      $2.479     $2.741       5,163
        From 1/1/07 to 12/31/07      $2.741     $3.192       4,558
        Fidelity VIP Growth Opportunities Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/9/00* to 12/31/00     $2.000     $1.724        131
        From 1/1/01 to 12/31/01      $1.724     $1.462        300
        From 1/1/02 to 12/31/02      $1.462     $1.131        350
        From 1/1/03 to 12/31/03      $1.131     $1.453        342
        From 1/1/04 to 12/31/04      $1.453     $1.542        311
        From 1/1/05 to 12/31/05      $1.542     $1.664        341
        From 1/1/06 to 12/31/06      $1.664     $1.736        449
        From 1/1/07 to 12/31/07      $1.736     $2.117        595
        Fidelity VIP Growth Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/9/00* to 12/31/00     $2.000     $1.700        438
        From 1/1/01 to 12/31/01      $1.700     $1.386       1,445
        From 1/1/02 to 12/31/02      $1.386     $0.959       3,755
        From 1/1/03 to 12/31/03      $0.959     $1.262       4,347
        From 1/1/04 to 12/31/04      $1.262     $1.291       2,782
        From 1/1/05 to 12/31/05      $1.291     $1.352       1,940
        From 1/1/06 to 12/31/06      $1.352     $1.430       1,528
        From 1/1/07 to 12/31/07      $1.430     $1.798       1,258



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Fidelity VIP Investment Grade Bond Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/26/07* to 12/31/07   $1.000     $1.037        297
         Franklin Income Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.113        216
         From 1/1/07 to 12/31/07     $1.113     $1.145        337
         Lazard Retirement Small Cap Portfolio - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.979     $1.096        178
         From 1/1/06 to 12/31/06     $1.096     $1.260        155
         From 1/1/07 to 12/31/07     $1.260     $1.159        132
         Lord Abbett Bond-Debenture Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.978     $1.024        764
         From 1/1/06 to 12/31/06     $1.024     $1.110        895
         From 1/1/07 to 12/31/07     $1.110     $1.168        671
         Lord Abbett Growth and Income Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/15/05* to 12/31/05   $0.969     $1.052       4,567
         From 1/1/06 to 12/31/06     $1.052     $1.222       4,433
         From 1/1/07 to 12/31/07     $1.222     $1.253       4,003
         Lord Abbett Mid-Cap Value Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/22/05* to 12/31/05   $0.963     $1.085       1,778
         From 1/1/06 to 12/31/06     $1.085     $1.207       1,544
         From 1/1/07 to 12/31/07     $1.207     $1.203       1,161
         Mutual Shares Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/2/99* to 12/31/99    $2.000     $2.018        16
         From 1/1/00 to 12/31/00     $2.018     $2.500        210
         From 1/1/01 to 12/31/01     $2.500     $2.387        676
         From 1/1/02 to 12/31/02     $2.387     $2.086        872
         From 1/1/03 to 12/31/03     $2.086     $2.587        809
         From 1/1/04 to 12/31/04     $2.587     $2.888        867
         From 1/1/05 to 12/31/05     $2.888     $3.164       1,467
         From 1/1/06 to 12/31/06     $3.164     $3.712       1,931
         From 1/1/07 to 12/31/07     $3.712     $3.806       1,519
         Neuberger Berman AMT Fasciano Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $0.966         9
         From 1/1/07 to 12/31/07     $0.966     $0.963        13
         Neuberger Berman AMT Guardian Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.059        36
         From 1/1/07 to 12/31/07     $1.059     $1.124        248
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.019        22
         From 1/1/07 to 12/31/07     $1.019     $1.149         9
         Oppenheimer Global Securities Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.066        57
         From 1/1/07 to 12/31/07     $1.066     $1.121        109
         Oppenheimer Main Street Small Cap Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.001        27
         From 1/1/07 to 12/31/07     $1.001     $0.978        208



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix Capital Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/24/99* to 12/31/99   $2.000     $2.422        773
         From 1/1/00 to 12/31/00     $2.422     $1.973       7,928
         From 1/1/01 to 12/31/01     $1.973     $1.279       11,520
         From 1/1/02 to 12/31/02     $1.279     $0.953       10,977
         From 1/1/03 to 12/31/03     $0.953     $1.195       10,207
         From 1/1/04 to 12/31/04     $1.195     $1.243       8,797
         From 1/1/05 to 12/31/05     $1.243     $1.278       7,237
         From 1/1/06 to 12/31/06     $1.278     $1.307       10,587
         From 1/1/07 to 12/31/07     $1.307     $1.434       8,110
         Phoenix Growth and Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/30/99* to 12/31/99   $2.000     $2.171        397
         From 1/1/00 to 12/31/00     $2.171     $2.010       2,984
         From 1/1/01 to 12/31/01     $2.010     $1.829       5,557
         From 1/1/02 to 12/31/02     $1.829     $1.405       5,186
         From 1/1/03 to 12/31/03     $1.405     $1.774       4,743
         From 1/1/04 to 12/31/04     $1.774     $1.943       4,949
         From 1/1/05 to 12/31/05     $1.943     $2.018       4,329
         From 1/1/06 to 12/31/06     $2.018     $2.343       3,855
         From 1/1/07 to 12/31/07     $2.343     $2.477       2,962
         Phoenix Mid-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/3/99* to 12/31/99    $2.000     $2.770         59
         From 1/1/00 to 12/31/00     $2.770     $3.124       1,653
         From 1/1/01 to 12/31/01     $3.124     $2.313       3,246
         From 1/1/02 to 12/31/02     $2.313     $1.547       3,145
         From 1/1/03 to 12/31/03     $1.547     $1.975       2,845
         From 1/1/04 to 12/31/04     $1.975     $2.089       2,887
         From 1/1/05 to 12/31/05     $2.089     $2.157       2,031
         From 1/1/06 to 12/31/06     $2.157     $2.226       3,222
         From 1/1/07 to 12/31/07     $2.226     $2.686       2,285
         Phoenix Money Market Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/11/99* to 12/31/99   $2.000     $2.032       1,283
         From 1/1/00 to 12/31/00     $2.032     $2.140       4,033
         From 1/1/01 to 12/31/01     $2.140     $2.197       5,008
         From 1/1/02 to 12/31/02     $2.197     $2.208       4,779
         From 1/1/03 to 12/31/03     $2.208     $2.203       2,155
         From 1/1/04 to 12/31/04     $2.203     $2.201       1,391
         From 1/1/05 to 12/31/05     $2.201     $2.237       1,431
         From 1/1/06 to 12/31/06     $2.237     $2.315       1,912
         From 1/1/07 to 12/31/07     $2.315     $2.406       2,113



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix Multi-Sector Fixed Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/13/99* to 12/31/99    $2.000     $2.059        186
        From 1/1/00 to 12/31/00      $2.059     $2.173       1,130
        From 1/1/01 to 12/31/01      $2.173     $2.284       2,467
        From 1/1/02 to 12/31/02      $2.284     $2.490       2,551
        From 1/1/03 to 12/31/03      $2.490     $2.828       2,537
        From 1/1/04 to 12/31/04      $2.828     $2.994       3,487
        From 1/1/05 to 12/31/05      $2.994     $3.020       3,286
        From 1/1/06 to 12/31/06      $3.020     $3.198       3,389
        From 1/1/07 to 12/31/07      $3.198     $3.286       3,147
        Phoenix Multi-Sector Short Term Bond Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/3/03* to 12/31/03     $2.000     $1.024       9,461
        From 1/1/04 to 12/31/04      $1.024     $1.069       1,557
        From 1/1/05 to 12/31/05      $1.069     $1.074       1,959
        From 1/1/06 to 12/31/06      $1.074     $1.125       1,164
        From 1/1/07 to 12/31/07      $1.125     $1.159       1,044
        Phoenix Strategic Allocation Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/1/99* to 12/31/99    $2.000     $2.190        202
        From 1/1/00 to 12/31/00      $2.190     $2.184       1,608
        From 1/1/01 to 12/31/01      $2.184     $2.205       3,133
        From 1/1/02 to 12/31/02      $2.205     $1.932       7,559
        From 1/1/03 to 12/31/03      $1.932     $2.295       6,933
        From 1/1/04 to 12/31/04      $2.295     $2.444       6,582
        From 1/1/05 to 12/31/05      $2.444     $2.465       5,332
        From 1/1/06 to 12/31/06      $2.465     $2.753       3,827
        From 1/1/07 to 12/31/07      $2.753     $2.892       3,288
        Phoenix-Aberdeen International Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/20/99* to 12/31/99   $2.000     $2.365        281
        From 1/1/00 to 12/31/00      $2.365     $1.973       1,996
        From 1/1/01 to 12/31/01      $1.973     $1.485       3,937
        From 1/1/02 to 12/31/02      $1.485     $1.254       3,512
        From 1/1/03 to 12/31/03      $1.254     $1.639       3,196
        From 1/1/04 to 12/31/04      $1.639     $1.962       4,133
        From 1/1/05 to 12/31/05      $1.962     $2.305       4,350
        From 1/1/06 to 12/31/06      $2.305     $2.910       4,990
        From 1/1/07 to 12/31/07      $2.910     $3.314       4,308
        Phoenix-Alger Small-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/22/02* to 12/31/02    $2.000     $2.010         3
        From 1/1/03 to 12/31/03      $2.010     $3.055        177
        From 1/1/04 to 12/31/04      $3.055     $3.092        261
        From 1/1/05 to 12/31/05      $3.092     $3.544        229
        From 1/1/06 to 12/31/06      $3.544     $4.195        905
        From 1/1/07 to 12/31/07      $4.195     $4.826        785



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix-Duff & Phelps Real Estate Securities Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 11/1/99* to 12/31/99   $2.000     $2.145         7
         From 1/1/00 to 12/31/00     $2.145     $2.781        740
         From 1/1/01 to 12/31/01     $2.781     $2.939        942
         From 1/1/02 to 12/31/02     $2.939     $3.264       1,118
         From 1/1/03 to 12/31/03     $3.264     $4.473       1,157
         From 1/1/04 to 12/31/04     $4.473     $5.970        942
         From 1/1/05 to 12/31/05     $5.970     $6.810        773
         From 1/1/06 to 12/31/06     $6.810     $9.251        764
         From 1/1/07 to 12/31/07     $9.251     $7.727        553
         Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.117        19
         From 1/1/07 to 12/31/07     $1.117     $1.200        163
         Phoenix-S&P Dynamic Asset Allocation Series: Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.091        23
         From 1/1/07 to 12/31/07     $1.091     $1.171        368
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.048        281
         From 1/1/07 to 12/31/07     $1.048     $1.122       1,172
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.079        49
         From 1/1/07 to 12/31/07     $1.079     $1.160        312
         Phoenix-Sanford Bernstein Mid-Cap Value Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/30/99* to 12/31/99   $2.000     $2.021        12
         From 1/1/00 to 12/31/00     $2.021     $2.342        259
         From 1/1/01 to 12/31/01     $2.342     $2.854        994
         From 1/1/02 to 12/31/02     $2.854     $2.587       1,494
         From 1/1/03 to 12/31/03     $2.587     $3.614       1,347
         From 1/1/04 to 12/31/04     $3.614     $4.312       1,687
         From 1/1/05 to 12/31/05     $4.312     $4.604       1,557
         From 1/1/06 to 12/31/06     $4.604     $5.243       1,157
         From 1/1/07 to 12/31/07     $5.243     $5.300        935
         Phoenix-Sanford Bernstein Small-Cap Value Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 12/6/00* to 12/31/00   $2.000     $2.162         3
         From 1/1/01 to 12/31/01     $2.162     $2.480        437
         From 1/1/02 to 12/31/02     $2.480     $2.248       1,724
         From 1/1/03 to 12/31/03     $2.248     $3.205       1,078
         From 1/1/04 to 12/31/04     $3.205     $3.897       1,053
         From 1/1/05 to 12/31/05     $3.897     $4.150       1,075
         From 1/1/06 to 12/31/06     $4.150     $4.801        942
         From 1/1/07 to 12/31/07     $4.801     $4.658        739



*Date investment option began operations.

                                     Investment Investment
                                       Option     Option       Units
                                     Unit Value Unit Value Outstanding at
                                     Beginning     End     End of Period
             Investment Option       of Period  of Period   (Thousands)
         ----------------------------------------------------------------
         Phoenix-Van Kampen Comstock Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 8/30/99* to 12/31/99     $2.000     $2.461        65
         From 1/1/00 to 12/31/00       $2.461     $3.225        951
         From 1/1/01 to 12/31/01       $3.225     $2.612       3,921
         From 1/1/02 to 12/31/02       $2.612     $2.028       3,893
         From 1/1/03 to 12/31/03       $2.028     $2.490       4,349
         From 1/1/04 to 12/31/04       $2.490     $2.786       4,054
         From 1/1/05 to 12/31/05       $2.786     $2.911       2,973
         From 1/1/06 to 12/31/06       $2.911     $3.488       2,441
         From 1/1/07 to 12/31/07       $3.488     $3.380       1,932
         Phoenix-Van Kampen Equity 500 Index Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/1/99* to 12/31/99      $2.000     $2.152        530
         From 1/1/00 to 12/31/00       $2.152     $1.888       1,714
         From 1/1/01 to 12/31/01       $2.152     $1.649       2,275
         From 1/1/02 to 12/31/02       $1.649     $1.247       2,504
         From 1/1/03 to 12/31/03       $1.247     $1.560       2,083
         From 1/1/04 to 12/31/04       $1.560     $1.698       1,806
         From 1/1/05 to 12/31/05       $1.698     $1.745       1,371
         From 1/1/06 to 12/31/06       $1.745     $1.975       2,276
         From 1/1/07 to 12/31/07       $1.975     $2.052       1,857
         PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 4/28/06* to 12/31/06     $1.000     $0.954        100
         From 1/1/07 to 12/31/07       $0.954     $1.164        638
         PIMCO VIT Real Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $1.009     $1.114        33
         PIMCO VIT Total Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 4/28/06* to 12/31/06     $1.000     $1.036        975
         From 1/1/07 to 12/31/07       $1.036     $1.115       1,116
         Rydex Variable Trust Inverse Government Long Bond Strategy Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 6/16/03* to 12/31/03     $2.000     $1.054        213
         From 1/1/04 to 12/31/04       $1.054     $0.933        545
         From 1/1/05 to 12/31/05       $0.933     $0.876        358
         From 1/1/06 to 12/31/06       $0.876     $0.939        361
         From 1/1/07 to 12/31/07       $0.939     $0.888        180
         Rydex Variable Trust Nova Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 6/12/03* to 12/31/03     $2.000     $1.218        85
         From 1/1/04 to 12/31/04       $1.218     $1.383        122
         From 1/1/05 to 12/31/05       $1.383     $1.425        105
         From 1/1/06 to 12/31/06       $1.425     $1.685        53
         From 1/1/07 to 12/31/07       $1.685     $1.688        39
         Rydex Variable Trust Sector Rotation Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 6/6/03* to 12/31/03      $2.000     $1.155        148
         From 1/1/04 to 12/31/04       $1.155     $1.267        74
         From 1/1/05 to 12/31/05       $1.267     $1.428        732
         From 1/1/06 to 12/31/06       $1.428     $1.577        243
         From 1/1/07 to 12/31/07       $1.577     $1.918        201



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Sentinel Variable Products Bond Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.021        53
         Sentinel Variable Products Common Stock Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.024        140
         Sentinel Variable Products Mid Cap Growth Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.079        78
         Sentinel Variable Products Small Company Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.006        20
         Templeton Developing Markets Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 11/1/99* to 12/31/99   $2.000     $2.434        30
         From 1/1/00 to 12/31/00     $2.434     $1.639        245
         From 1/1/01 to 12/31/01     $1.639     $1.493        319
         From 1/1/02 to 12/31/02     $1.493     $1.478        248
         From 1/1/03 to 12/31/03     $1.478     $2.240        212
         From 1/1/04 to 12/31/04     $2.240     $2.769        185
         From 1/1/05 to 12/31/05     $2.769     $3.496        176
         From 1/1/06 to 12/31/06     $3.496     $4.438        265
         From 1/1/07 to 12/31/07     $4.438     $5.664        311
         Templeton Foreign Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/30/99* to 12/31/99   $2.000     $2.207        108
         From 1/1/00 to 12/31/00     $2.207     $2.136        621
         From 1/1/01 to 12/31/01     $2.136     $1.778       1,795
         From 1/1/02 to 12/31/02     $1.778     $1.435       2,841
         From 1/1/03 to 12/31/03     $1.435     $1.880       2,057
         From 1/1/04 to 12/31/04     $1.880     $2.208       1,922
         From 1/1/05 to 12/31/05     $2.208     $2.411       1,733
         From 1/1/06 to 12/31/06     $2.411     $2.902       1,746
         From 1/1/07 to 12/31/07     $2.902     $3.320       1,386
         Templeton Global Asset Allocation Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 10/4/99* to 12/31/99   $2.000     $2.203        13
         From 1/1/00 to 12/31/00     $2.203     $2.184        181
         From 1/1/01 to 12/31/01     $2.184     $1.949        232
         From 1/1/02 to 12/31/02     $1.949     $1.847        214
         From 1/1/03 to 12/31/03     $1.847     $2.415        96
         From 1/1/04 to 12/31/04     $2.415     $2.770        94
         From 1/1/05 to 12/31/05     $2.770     $2.842        84
         From 1/1/06 to 12/31/06     $2.842     $3.412        84
         From 1/1/07 to 12/31/07     $3.412     $3.719        75
         Templeton Growth Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/2/99* to 12/31/99    $2.000     $2.282        41
         From 1/1/00 to 12/31/00     $2.282     $2.424        418
         From 1/1/01 to 12/31/01     $2.424     $2.371       1,023
         From 1/1/02 to 12/31/02     $2.371     $1.914       1,517
         From 1/1/03 to 12/31/03     $1.914     $2.507       2,396
         From 1/1/04 to 12/31/04     $2.507     $2.883       1,664
         From 1/1/05 to 12/31/05     $2.883     $3.110       1,381
         From 1/1/06 to 12/31/06     $3.110     $3.755       1,219
         From 1/1/07 to 12/31/07     $3.755     $3.808       1,057



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Van Kampen UIF Equity and Income Portfolio - Class II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $1.075        0.3
        From 1/1/07 to 12/31/07      $1.075     $1.101         0
        Wanger International Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/25/99* to 12/31/99   $2.000     $3.063        15
        From 1/1/00 to 12/31/00      $3.063     $2.988        492
        From 1/1/01 to 12/31/01      $2.988     $2.173        794
        From 1/1/02 to 12/31/02      $2.173     $1.824        724
        From 1/1/03 to 12/31/03      $1.824     $2.553        759
        From 1/1/04 to 12/31/04      $2.553     $3.146        624
        From 1/1/05 to 12/31/05      $3.146     $3.630        605
        From 1/1/06 to 12/31/06      $3.630     $4.892        562
        From 1/1/07 to 12/31/07      $4.892     $5.904        476
        Wanger International Small Cap
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/30/99* to 12/31/99    $2.000     $3.171        248
        From 1/1/00 to 12/31/00      $3.171     $2.265       2,533
        From 1/1/01 to 12/31/01      $2.265     $1.769       3,864
        From 1/1/02 to 12/31/02      $1.769     $1.511       3,812
        From 1/1/03 to 12/31/03      $1.511     $2.229       3,856
        From 1/1/04 to 12/31/04      $2.229     $2.877       3,749
        From 1/1/05 to 12/31/05      $2.877     $3.465       3,401
        From 1/1/06 to 12/31/06      $3.465     $4.710       3,099
        From 1/1/07 to 12/31/07      $4.710     $5.429       2,481
        Wanger Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/11/99* to 12/31/99   $2.000     $2.295        21
        From 1/1/00 to 12/31/00      $2.295     $2.480        336
        From 1/1/01 to 12/31/01      $2.480     $2.692        453
        From 1/1/02 to 12/31/02      $2.692     $2.464        473
        From 1/1/03 to 12/31/03      $2.464     $3.192        533
        From 1/1/04 to 12/31/04      $3.192     $3.774        567
        From 1/1/05 to 12/31/05      $3.774     $4.133        643
        From 1/1/06 to 12/31/06      $4.133     $4.903       1,066
        From 1/1/07 to 12/31/07      $4.903     $5.315       1,036
        Wanger U.S. Smaller Companies
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/14/99* to 12/31/99    $2.000     $2.308        398
        From 1/1/00 to 12/31/00      $2.308     $2.101       3,897
        From 1/1/01 to 12/31/01      $2.101     $2.319       6,700
        From 1/1/02 to 12/31/02      $2.319     $1.912       6,419
        From 1/1/03 to 12/31/03      $1.912     $2.714       6,159
        From 1/1/04 to 12/31/04      $2.714     $3.182       5,800
        From 1/1/05 to 12/31/05      $3.182     $3.509       5,053
        From 1/1/06 to 12/31/06      $3.509     $3.751       4,086
        From 1/1/07 to 12/31/07      $3.751     $3.917       3,241



*Date investment option began operations.

     Death Benefit Option 2 Contracts

                                      Investment Investment
                                        Option     Option       Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
            Investment Option         of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 4/30/01* to 12/31/01          $2.000     $1.765        126
     From 1/1/02 to 12/31/02            $1.765     $1.319        279
     From 1/1/03 to 12/31/03            $1.319     $1.686        415
     From 1/1/04 to 12/31/04            $1.686     $1.776        597
     From 1/1/05 to 12/31/05            $1.776     $1.909        865
     From 1/1/06 to 12/31/06            $1.909     $2.003        715
     From 1/1/07 to 12/31/07            $2.003     $2.216        516
     AIM V.I. Mid Cap Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 1/1/04* to 12/31/04           $2.000     $1.016        317
     From 1/1/05 to 12/31/05            $1.016     $1.080        502
     From 1/1/06 to 12/31/06            $1.080     $1.187        349
     From 1/1/07 to 12/31/07            $1.187     $1.284        179
     AIM V.I. Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 4/21/06* to 12/31/06          $1.000     $1.087        406
     From 1/1/07 to 12/31/07            $1.087     $1.160        360
     Alger American Leveraged AllCap Portfolio - Class O
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 12/13/00* to 12/31/00         $2.000     $1.523        362
     From 1/1/01 to 12/31/01            $1.523     $1.265       1,042
     From 1/1/02 to 12/31/02            $1.265     $0.825       1,415
     From 1/1/03 to 12/31/03            $0.825     $1.098       1,883
     From 1/1/04 to 12/31/04            $1.098     $1.173       1,480
     From 1/1/05 to 12/31/05            $1.173     $1.326       1,281
     From 1/1/06 to 12/31/06            $1.326     $1.562       1,141
     From 1/1/07 to 12/31/07            $1.562     $2.059        744
     DWS Equity 500 Index Fund VIP - Class A
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 11/2/01* to 12/31/01          $2.000     $2.108         5
     From 1/1/02 to 12/31/02            $2.108     $1.632        117
     From 1/1/03 to 12/31/03            $1.632     $2.066        339
     From 1/1/04 to 12/31/04            $2.066     $2.256        478
     From 1/1/05 to 12/31/05            $2.256     $2.332        565
     From 1/1/06 to 12/31/06            $2.332     $2.660        542
     From 1/1/07 to 12/31/07            $2.660     $2.766        321
     Federated Fund for U.S. Government Securities II
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 9/27/99* to 12/31/99          $2.000     $1.985        145
     From 1/1/00 to 12/31/00            $1.985     $2.177        591
     From 1/1/01 to 12/31/01            $2.177     $2.301       1,793
     From 1/1/02 to 12/31/02            $2.301     $2.478       4,415
     From 1/1/03 to 12/31/03            $2.478     $2.504       2,887
     From 1/1/04 to 12/31/04            $2.504     $2.562       2,432
     From 1/1/05 to 12/31/05            $2.562     $2.582       1,852
     From 1/1/06 to 12/31/06            $2.582     $2.655       1,581
     From 1/1/07 to 12/31/07            $2.655     $2.787       1,287



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Federated High Income Bond Fund II - Primary Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 11/1/99* to 12/31/99   $2.000     $2.045        44
         From 12/13/00 to 12/31/00   $2.045     $1.838        266
         From 1/1/01 to 12/31/01     $1.823     $1.840        623
         From 1/1/02 to 12/31/02     $1.840     $1.842        649
         From 1/1/03 to 12/31/03     $1.842     $2.224        975
         From 1/1/04 to 12/31/04     $2.224     $2.426        878
         From 1/1/05 to 12/31/05     $2.426     $2.459        786
         From 1/1/06 to 12/31/06     $2.459     $2.691        723
         From 1/1/07 to 12/31/07     $2.691     $2.748        607
         Fidelity VIP Contrafund(R) Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/3/00* to 12/31/00    $2.000     $1.866        199
         From 1/1/01 to 12/31/01     $1.866     $1.615        972
         From 1/1/02 to 12/31/02     $1.615     $1.445       1,806
         From 1/1/03 to 12/31/03     $1.445     $1.831       1,760
         From 1/1/04 to 12/31/04     $1.831     $2.085       2,124
         From 1/1/05 to 12/31/05     $2.085     $2.406       3,480
         From 1/1/06 to 12/31/06     $2.406     $2.652       3,732
         From 1/1/07 to 12/31/07     $2.652     $3.077       3,008
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/3/00* to 12/31/00    $2.000     $1.695        98
         From 1/1/01 to 12/31/01     $1.695     $1.432        252
         From 1/1/02 to 12/31/02     $1.432     $1.104        384
         From 1/1/03 to 12/31/03     $1.104     $1.414        403
         From 1/1/04 to 12/31/04     $1.414     $1.495        378
         From 1/1/05 to 12/31/05     $1.495     $1.607        379
         From 1/1/06 to 12/31/06     $1.607     $1.671        362
         From 1/1/07 to 12/31/07     $1.671     $2.031        420
         Fidelity VIP Growth Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/3/00* to 12/31/00    $2.000     $1.719        204
         From 1/1/01 to 12/31/01     $1.719     $1.397       1,351
         From 1/1/02 to 12/31/02     $1.397     $0.963       1,864
         From 1/1/03 to 12/31/03     $0.963     $1.262       2,044
         From 1/1/04 to 12/31/04     $1.262     $1.287       1,927
         From 1/1/05 to 12/31/05     $1.287     $1.343       1,359
         From 1/1/06 to 12/31/06     $1.343     $1.416        928
         From 1/1/07 to 12/31/07     $1.416     $1.774        798
         Fidelity VIP Investment Grade Bond Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/26/07* to 12/31/07   $1.000     $1.033        123
         Franklin Income Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.111        168
         From 1/1/07 to 12/31/07     $1.111     $1.138        242
         Lazard Retirement Small Cap Portfolio - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.979     $1.093        146
         From 1/1/06 to 12/31/06     $1.093     $1.253        80
         From 1/1/07 to 12/31/07     $1.253     $1.148        58



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Lord Abbett Bond-Debenture Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.978     $1.022        760
         From 1/1/06 to 12/31/06     $1.022     $1.103        556
         From 1/1/07 to 12/31/07     $1.103     $1.157        226
         Lord Abbett Growth and Income Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.980     $1.049       3,377
         From 1/1/06 to 12/31/06     $1.049     $1.215       2,990
         From 1/1/07 to 12/31/07     $1.215     $1.241       2,264
         Lord Abbett Mid-Cap Value Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.958     $1.082        969
         From 1/1/06 to 12/31/06     $1.082     $1.199        704
         From 1/1/07 to 12/31/07     $1.199     $1.191        480
         Mutual Shares Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/99* to 12/31/99    $2.000     $1.995        40
         From 7/3/00 to 12/31/00     $1.995     $2.217        113
         From 1/1/01 to 12/31/01     $2.217     $2.343        338
         From 1/1/02 to 12/31/02     $2.343     $2.041        459
         From 1/1/03 to 12/31/03     $2.041     $2.522        424
         From 1/1/04 to 12/31/04     $2.522     $2.805        486
         From 1/1/05 to 12/31/05     $2.805     $3.063        567
         From 1/1/06 to 12/31/06     $3.063     $3.580        812
         From 1/1/07 to 12/31/07     $3.580     $3.658        821
         Neuberger Berman AMT Guardian Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.056         3
         From 1/1/07 to 12/31/07     $1.056     $1.117        88
         Neuberger Berman AMT Fasciano Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.028     $0.957         9
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.016        35
         From 1/1/07 to 12/31/07     $1.016     $1.143        35
         Oppenheimer Global Securities Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.064        32
         From 1/1/07 to 12/31/07     $1.064     $1.114        85
         Oppenheimer Main Street Small Cap Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $0.998        50
         From 1/1/07 to 12/31/07     $0.998     $0.972        111
         Phoenix Capital Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/99* to 12/31/99    $2.000     $2.421        664
         From 1/1/00 to 12/31/00     $2.421     $1.966       5,420
         From 1/1/01 to 12/31/01     $1.966     $1.270       8,024
         From 1/1/02 to 12/31/02     $1.270     $0.943       8,375
         From 1/1/03 to 12/31/03     $0.943     $1.778       7,579
         From 1/1/04 to 12/31/04     $1.778     $1.221       6,296
         From 1/1/05 to 12/31/05     $1.221     $1.250       4,673
         From 1/1/06 to 12/31/06     $1.250     $1.274       5,624
         From 1/1/07 to 12/31/07     $1.274     $1.394       4,452



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix Growth and Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/8/99* to 12/31/99     $2.000     $2.141        544
        From 1/1/00 to 12/31/00      $2.141     $1.975       3,237
        From 1/1/01 to 12/31/01      $1.975     $1.791       4,658
        From 1/1/02 to 12/31/02      $1.791     $1.370       4,406
        From 1/1/03 to 12/31/03      $1.791     $1.370       4,406
        From 1/1/04 to 12/31/04      $1.370     $1.882       3,660
        From 1/1/05 to 12/31/05      $1.882     $1.948       3,002
        From 1/1/06 to 12/31/06      $1.948     $2.254       2,344
        From 1/1/07 to 12/31/07      $2.254     $2.374       1,957
        Phoenix Mid-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/12/99* to 12/31/99   $2.000     $2.358        55
        From 1/1/00 to 12/31/00      $2.358     $3.088       1,491
        From 1/1/01 to 12/31/01      $3.088     $2.278       2,868
        From 1/1/02 to 12/31/02      $2.278     $1.519       2,948
        From 1/1/03 to 12/31/03      $1.519     $1.932       2,616
        From 1/1/04 to 12/31/04      $1.932     $2.036       1,972
        From 1/1/05 to 12/31/05      $2.036     $2.095       1,385
        From 1/1/06 to 12/31/06      $2.095     $2.154       1,975
        From 1/1/07 to 12/31/07      $2.154     $2.591       1,535
        Phoenix Money Market Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/27/99* to 12/31/99    $2.000     $2.026        997
        From 1/1/00 to 12/31/00      $2.026     $2.122       1,539
        From 1/1/01 to 12/31/01      $2.122     $2.176       2,679
        From 1/1/02 to 12/31/02      $2.176     $2.179       2,346
        From 1/1/03 to 12/31/03      $2.179     $2.167       1,094
        From 1/1/04 to 12/31/04      $2.167     $2.157        650
        From 1/1/05 to 12/31/05      $2.157     $2.185        792
        From 1/1/06 to 12/31/06      $2.185     $2.253        930
        From 1/1/07 to 12/31/07      $2.253     $2.333        922
        Phoenix Multi-Sector Fixed Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/30/99* to 12/31/99    $2.000     $2.054        200
        From 1/1/00 to 12/31/00      $2.054     $2.161       1,081
        From 1/1/01 to 12/31/01      $2.161     $2.263       2,269
        From 1/1/02 to 12/31/02      $2.263     $2.459       2,672
        From 1/1/03 to 12/31/03      $2.459     $2.782       2,541
        From 1/1/04 to 12/31/04      $2.782     $2.935       2,787
        From 1/1/05 to 12/31/05      $2.935     $2.950       2,639
        From 1/1/06 to 12/31/06      $2.950     $3.113       2,321
        From 1/1/07 to 12/31/07      $3.113     $3.188       2,083
        Phoenix Multi-Sector Short Term Bond Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/4/03* to 12/31/03     $2.000     $1.022        311
        From 1/1/04 to 12/31/04      $1.022     $1.063       1,181
        From 1/1/05 to 12/31/05      $1.063     $1.064       1,365
        From 1/1/06 to 12/31/06      $1.064     $1.111       1,084
        From 1/1/07 to 12/31/07      $1.111     $1.141       1,237



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix Strategic Allocation Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/8/99* to 12/31/99    $2.000     $2.146        54
         From 1/1/00 to 12/31/00     $2.146     $2.133        577
         From 1/1/01 to 12/31/01     $2.133     $2.145       1,031
         From 1/1/02 to 12/31/02     $2.145     $1.873       3,612
         From 1/1/03 to 12/31/03     $1.873     $2.218       3,606
         From 1/1/04 to 12/31/04     $2.218     $2.353       3,443
         From 1/1/05 to 12/31/05     $2.353     $2.365       2,947
         From 1/1/06 to 12/31/06     $2.365     $2.632       2,207
         From 1/1/07 to 12/31/07     $2.632     $2.755       1,574
         Phoenix-Aberdeen International Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 10/7/99* to 12/31/99   $2.000     $2.309        125
         From 1/1/00 to 12/31/00     $2.309     $1.920       1,335
         From 1/1/01 to 12/31/01     $1.920     $1.439       2,353
         From 1/1/02 to 12/31/02     $1.439     $1.211       2,149
         From 1/1/03 to 12/31/03     $1.211     $1.577       2,080
         From 1/1/04 to 12/31/04     $1.577     $1.881       2,426
         From 1/1/05 to 12/31/05     $1.881     $2.203       2,109
         From 1/1/06 to 12/31/06     $2.203     $2.771       2,790
         From 1/1/07 to 12/31/07     $2.771     $3.145       2,435
         Phoenix-Alger Small-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/20/02* to 12/31/02   $2.000     $2.007        13
         From 1/1/03 to 12/31/03     $2.007     $3.040        92
         From 1/1/04 to 12/31/04     $3.040     $3.066        119
         From 1/1/05 to 12/31/05     $3.066     $3.501        103
         From 1/1/06 to 12/31/06     $3.501     $4.130        383
         From 1/1/07 to 12/31/07     $4.130     $4.735        281
         Phoenix-Duff & Phelps Real Estate Securities Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 10/8/99* to 12/31/99   $2.000     $2.124        26
         From 1/1/00 to 12/31/00     $2.124     $2.744        103
         From 1/1/01 to 12/31/01     $2.744     $2.889        436
         From 1/1/02 to 12/31/02     $2.889     $3.198        774
         From 1/1/03 to 12/31/03     $3.198     $4.367        798
         From 1/1/04 to 12/31/04     $4.367     $5.808        747
         From 1/1/05 to 12/31/05     $5.808     $6.602        731
         From 1/1/06 to 12/31/06     $6.602     $8.936        750
         From 1/1/07 to 12/31/07     $8.936     $7.437        428
         Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.113        192
         From 1/1/07 to 12/31/07     $1.113     $1.192        167
         Phoenix-S&P Dynamic Asset Allocation Series: Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.087         3
         From 1/1/07 to 12/31/07     $1.087     $1.163        68
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.045        63
         From 1/1/07 to 12/31/07     $1.045     $1.114        48



*Date investment option began operations.

                                     Investment Investment
                                       Option     Option       Units
                                     Unit Value Unit Value Outstanding at
                                     Beginning     End     End of Period
             Investment Option       of Period  of Period   (Thousands)
         ----------------------------------------------------------------
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 2/3/06* to 12/31/06      $1.000     $1.076        206
         From 1/1/07 to 12/31/07       $1.076     $1.152        119
         Phoenix-Sanford Bernstein Mid-Cap Value Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 10/8/99* to 12/31/99     $2.000     $2.185         8
         From 1/1/00 to 12/31/00       $2.185     $2.523        150
         From 1/1/01 to 12/31/01       $2.523     $3.064        854
         From 1/1/02 to 12/31/02       $3.064     $2.767       1,349
         From 1/1/03 to 12/31/03       $2.767     $3.852       1,191
         From 1/1/04 to 12/31/04       $3.852     $4.580       1,358
         From 1/1/05 to 12/31/05       $4.580     $4.873       1,328
         From 1/1/06 to 12/31/06       $4.873     $5.529        893
         From 1/1/07 to 12/31/07       $5.529     $5.569        677
         Phoenix-Sanford Bernstein Small-Cap Value Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/5/01* to 12/31/01      $2.000     $2.293        578
         From 1/1/02 to 12/31/02       $2.293     $2.071       1,152
         From 1/1/03 to 12/31/03       $2.071     $2.942       1,026
         From 1/1/04 to 12/31/04       $2.942     $3.565       1,086
         From 1/1/05 to 12/31/05       $3.565     $3.783        923
         From 1/1/06 to 12/31/06       $3.783     $4.361        663
         From 1/1/07 to 12/31/07       $4.361     $4.216        526
         Phoenix-Van Kampen Comstock Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/7/99* to 12/31/99      $2.000     $2.393        32
         From 1/1/00 to 12/31/00       $2.393     $3.125        628
         From 1/1/01 to 12/31/01       $3.125     $2.532       2,297
         From 1/1/02 to 12/31/02       $2.532     $1.952       2,810
         From 1/1/03 to 12/31/03       $1.952     $2.387       2,562
         From 1/1/04 to 12/31/04       $2.387     $2.662       2,657
         From 1/1/05 to 12/31/05       $2.662     $2.772       1,955
         From 1/1/06 to 12/31/06       $2.772     $3.309       1,600
         From 1/1/07 to 12/31/07       $3.309     $3.195       1,234
         Phoenix-Van Kampen Equity 500 Index Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/7/99* to 12/31/99      $2.000     $2.120        450
         From 1/1/00 to 12/31/00       $2.120     $1.854       1,267
         From 1/1/01 to 12/31/01       $1.854     $1.613       1,669
         From 1/1/02 to 12/31/02       $1.613     $1.215       1,211
         From 1/1/03 to 12/31/03       $1.215     $1.515       1,005
         From 1/1/04 to 12/31/04       $1.515     $1.643        875
         From 1/1/05 to 12/31/05       $1.643     $1.683        656
         From 1/1/06 to 12/31/06       $1.683     $1.898       1,197
         From 1/1/07 to 12/31/07       $1.898     $1.965        905
         PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $0.952     $1.158        135
         PIMCO VIT Real Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $1.015     $1.108        25
         PIMCO VIT Total Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $1.033     $1.108        212



*Date investment option began operations.

                                    Investment Investment
                                      Option     Option       Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
             Investment Option      of Period  of Period   (Thousands)
         ---------------------------------------------------------------
         Rydex Variable Trust Inverse Government Long Bond Strategy Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 6/17/03* to 12/31/03    $2.000     $1.052        116
         From 1/1/04 to 12/31/04      $1.052     $0.928        159
         From 1/1/05 to 12/31/05      $0.928     $0.868        150
         From 1/1/06 to 12/31/06      $0.868     $0.927        140
         From 1/1/07 to 12/31/07      $0.927     $0.874        102
         Rydex Variable Trust Nova Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 6/2/03* to 12/31/03     $2.000     $1.215        111
         From 1/1/04 to 12/31/04      $1.215     $1.376        88
         From 1/1/05 to 12/31/05      $1.376     $1.412        49
         From 1/1/06 to 12/31/06      $1.412     $1.663        31
         From 1/1/07 to 12/31/07      $1.663     $1.661        14
         Rydex Variable Trust Sector Rotation Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 6/2/03* to 12/31/03     $2.000     $1.153        531
         From 1/1/04 to 12/31/04      $1.153     $1.260        153
         From 1/1/05 to 12/31/05      $1.260     $1.415        364
         From 1/1/06 to 12/31/06      $1.415     $1.557        324
         From 1/1/07 to 12/31/07      $1.557     $1.887        189
         Sentinel Variable Products Bond Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 9/7/07* to 12/31/07     $1.000     $1.020        27
         Sentinel Variable Products Common Stock Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 9/7/07* to 12/31/07     $1.000     $1.023        75
         Sentinel Variable Products Mid Cap Growth Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 9/7/07* to 12/31/07     $1.000     $1.078        46
         Sentinel Variable Products Small Company Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 9/7/07* to 12/31/07     $1.000     $1.005        16
         Templeton Developing Markets Securities Fund - Class 2
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 11/1/99* to 12/31/99    $2.000     $2.433         8
         From 7/3/00 to 12/31/00      $2.433     $1.633        129
         From 1/1/01 to 12/31/01      $1.633     $1.482        176
         From 1/1/02 to 12/31/02      $1.482     $1.461        150
         From 1/1/03 to 12/31/03      $1.461     $2.208        138
         From 1/1/04 to 12/31/04      $2.208     $2.719        115
         From 1/1/05 to 12/31/05      $2.719     $3.421        83
         From 1/1/06 to 12/31/06      $3.421     $4.328        94
         From 1/1/07 to 12/31/07      $4.328     $5.504        167
         Templeton Foreign Securities Fund - Class 2
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 9/30/99* to 12/31/99    $2.000     $2.262        98
         From 7/3/00 to 12/31/00      $2.262     $2.182        459
         From 1/1/01 to 12/31/01      $2.182     $1.810        905
         From 1/1/02 to 12/31/02      $1.810     $1.455       1,042
         From 1/1/03 to 12/31/03      $1.455     $1.900       1,166
         From 1/1/04 to 12/31/04      $1.900     $2.224       1,127
         From 1/1/05 to 12/31/05      $2.224     $2.420        959
         From 1/1/06 to 12/31/06      $2.420     $2.902        813
         From 1/1/07 to 12/31/07      $2.902     $3.309        672



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Templeton Global Asset Allocation Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 11/1/99* to 12/31/99   $2.000     $2.220        29
         From 7/3/00 to 12/31/00     $2.220     $2.194        58
         From 1/1/01 to 12/31/01     $2.194     $1.951        143
         From 1/1/02 to 12/31/02     $1.951     $1.842        55
         From 1/1/03 to 12/31/03     $1.842     $2.400        42
         From 1/1/04 to 12/31/04     $2.400     $2.743        39
         From 1/1/05 to 12/31/05     $2.743     $2.805        31
         From 1/1/06 to 12/31/06     $2.805     $3.355        16
         From 1/1/07 to 12/31/07     $3.355     $3.644        15
         Templeton Growth Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/30/99* to 12/31/99   $2.000     $2.339        78
         From 7/3/00 to 12/31/00     $2.339     $2.477        153
         From 1/1/01 to 12/31/01     $2.477     $2.414        379
         From 1/1/02 to 12/31/02     $2.414     $1.943        836
         From 1/1/03 to 12/31/03     $1.943     $2.535        861
         From 1/1/04 to 12/31/04     $2.535     $2.904        798
         From 1/1/05 to 12/31/05     $2.904     $3.123        851
         From 1/1/06 to 12/31/06     $3.123     $3.756        790
         From 1/1/07 to 12/31/07     $3.756     $3.796        561
         Van Kampen UIF Equity and Income Portfolio - Class II
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.072     $1.095        18
         Wanger International Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 11/1/99* to 12/31/99   $2.000     $2.996        20
         From 1/1/00 to 12/31/00     $2.996     $2.913        352
         From 1/1/01 to 12/31/01     $2.913     $2.111        650
         From 1/1/02 to 12/31/02     $2.111     $1.766        610
         From 1/1/03 to 12/31/03     $1.766     $2.463        483
         From 1/1/04 to 12/31/04     $2.463     $3.024        531
         From 1/1/05 to 12/31/05     $3.024     $3.477        576
         From 1/1/06 to 12/31/06     $3.477     $4.669        527
         From 1/1/07 to 12/31/07     $4.669     $5.615        402
         Wanger International Small Cap
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/17/99* to 12/31/99   $2.000     $3.095        177
         From 1/1/00 to 12/31/00     $3.095     $2.203       2,134
         From 1/1/01 to 12/31/01     $2.203     $1.715       2,986
         From 1/1/02 to 12/31/02     $1.715     $1.459       3,075
         From 1/1/03 to 12/31/03     $1.459     $2.145       3,011
         From 1/1/04 to 12/31/04     $2.145     $2.759       2,787
         From 1/1/05 to 12/31/05     $2.759     $3.312       2,464
         From 1/1/06 to 12/31/06     $3.312     $4.486       2,074
         From 1/1/07 to 12/31/07     $4.486     $5.152       1,617



*Date investment option began operations.

                                      Investment Investment
                                        Option     Option       Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
            Investment Option         of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     Wanger Select
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 10/28/99* to 12/31/99         $2.000     $2.248        48
     From 1/1/00 to 12/31/00            $2.248     $2.431        303
     From 1/1/01 to 12/31/01            $2.431     $2.618        402
     From 1/1/02 to 12/31/02            $2.618     $2.388        444
     From 1/1/03 to 12/31/03            $2.388     $3.084        535
     From 1/1/04 to 12/31/04            $3.084     $3.633        524
     From 1/1/05 to 12/31/05            $3.633     $3.964        444
     From 1/1/06 to 12/31/06            $3.964     $4.686        518
     From 1/1/07 to 12/31/07            $4.686     $5.062        451
     Wanger U.S. Smaller Companies
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 9/17/99* to 12/31/99          $2.000     $2.287        338
     From 1/1/00 to 12/31/00            $2.287     $2.075       2,706
     From 1/1/01 to 12/31/01            $2.075     $2.282       3,684
     From 1/1/02 to 12/31/02            $2.282     $1.875       3,759
     From 1/1/03 to 12/31/03            $1.875     $2.651       3,528
     From 1/1/04 to 12/31/04            $2.651     $3.098       3,207
     From 1/1/05 to 12/31/05            $3.098     $3.404       2,771
     From 1/1/06 to 12/31/06            $3.404     $3.626       2,305
     From 1/1/07 to 12/31/07            $3.626     $3.774       1,719

     Death Benefit Option 3 Contracts

                                      Investment Investment
                                        Option     Option       Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
            Investment Option         of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 12/24/01* to 12/31/01         $2.000     $1.849         5
     From 1/1/02 to 12/31/02            $1.849     $1.380        17
     From 1/1/03 to 12/31/03            $1.380     $1.763        30
     From 1/1/04 to 12/31/04            $1.763     $1.855        46
     From 1/1/05 to 12/31/05            $1.855     $1.992        85
     From 1/1/06 to 12/31/06            $1.992     $2.089        93
     From 1/1/07 to 12/31/07            $2.089     $2.308        85
     AIM V.I. Mid Cap Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 1/1/04* to 12/31/04           $2.000     $1.016        14
     From 1/1/05 to 12/31/05            $1.016     $1.079        14
     From 1/1/06 to 12/31/06            $1.079     $1.184        14
     From 1/1/07 to 12/31/07            $1.184     $1.280        14
     AIM V.I. Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 4/21/06* to 12/31/06          $1.000     $1.086        189
     From 1/1/07 to 12/31/07            $1.086     $1.158        174



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Alger American Leveraged AllCap Portfolio - Class O
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/6/00* to 12/31/00     $2.000     $1.525        36
        From 1/1/01 to 12/31/01      $1.525     $1.265        181
        From 1/1/02 to 12/31/02      $1.265     $0.824        173
        From 1/1/03 to 12/31/03      $0.824     $1.096        182
        From 1/1/04 to 12/31/04      $1.096     $1.169        180
        From 1/1/05 to 12/31/05      $1.169     $1.320        178
        From 1/1/06 to 12/31/06      $1.320     $1.554        187
        From 1/1/07 to 12/31/07      $1.554     $2.046        153
        DWS Equity 500 Index Fund VIP - Class A
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/18/01* to 12/31/01   $2.000     $2.108        639
        From 1/1/02 to 12/31/02      $2.108     $1.630         3
        From 1/1/03 to 12/31/03      $1.630     $2.061        17
        From 1/1/04 to 12/31/04      $2.061     $2.249        27
        From 1/1/05 to 12/31/05      $2.249     $2.322        70
        From 1/1/06 to 12/31/06      $2.322     $2.647        69
        From 1/1/07 to 12/31/07      $2.647     $2.749        106
        Federated Fund for U.S. Government Securities II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/00* to 12/31/00     $2.000     $2.201        30
        From 1/1/01 to 12/31/01      $2.201     $2.324        348
        From 1/1/02 to 12/31/02      $2.324     $2.500        842
        From 1/1/03 to 12/31/03      $2.500     $2.525        604
        From 1/1/04 to 12/31/04      $2.525     $2.581        571
        From 1/1/05 to 12/31/05      $2.581     $2.597        596
        From 1/1/06 to 12/31/06      $2.597     $2.669        498
        From 1/1/07 to 12/31/07      $2.669     $2.798        443
        Federated High Income Bond Fund II - Primary Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/24/00* to 12/31/00    $2.000     $1.857        46
        From 1/1/01 to 12/31/01      $1.857     $1.857        85
        From 1/1/02 to 12/31/02      $1.857     $1.857        132
        From 1/1/03 to 12/31/03      $1.857     $2.239        362
        From 1/1/04 to 12/31/04      $2.239     $2.440        226
        From 1/1/05 to 12/31/05      $2.440     $2.471        172
        From 1/1/06 to 12/31/06      $2.471     $2.701        178
        From 1/1/07 to 12/31/07      $2.701     $2.756        147
        Fidelity VIP Contrafund(R) Portfolio - Service Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/6/00* to 12/31/00     $2.000     $1.865        37
        From 1/1/01 to 12/31/01      $1.865     $1.612        125
        From 1/1/02 to 12/31/02      $1.612     $1.441        173
        From 1/1/03 to 12/31/03      $1.441     $1.824        162
        From 1/1/04 to 12/31/04      $1.824     $2.075        365
        From 1/1/05 to 12/31/05      $2.075     $2.393        697
        From 1/1/06 to 12/31/06      $2.393     $2.634        908
        From 1/1/07 to 12/31/07      $2.634     $3.053        880



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/3/00* to 12/31/00    $2.000     $1.695        27
         From 1/1/01 to 12/31/01     $1.695     $1.430        81
         From 1/1/02 to 12/31/02     $1.430     $1.102        100
         From 1/1/03 to 12/31/03     $1.102     $1.409        118
         From 1/1/04 to 12/31/04     $1.409     $1.488        113
         From 1/1/05 to 12/31/05     $1.488     $1.598        151
         From 1/1/06 to 12/31/06     $1.598     $1.660        110
         From 1/1/07 to 12/31/07     $1.660     $2.015        155
         Fidelity VIP Growth Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/3/00* to 12/31/00    $2.000     $1.669        66
         From 1/1/01 to 12/31/01     $1.669     $1.354        101
         From 1/1/02 to 12/31/02     $1.354     $0.932        627
         From 1/1/03 to 12/31/03     $0.932     $1.221        787
         From 1/1/04 to 12/31/04     $1.221     $1.244        415
         From 1/1/05 to 12/31/05     $1.244     $1.297        358
         From 1/1/06 to 12/31/06     $1.297     $1.366        396
         From 1/1/07 to 12/31/07     $1.366     $1.709        298
         Fidelity VIP Investment Grade Bond Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/26/07* to 12/31/07   $1.000     $1.032        51
         Franklin Income Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.110         6
         From 1/1/07 to 12/31/07     $1.110     $1.136        78
         Lazard Retirement Small Cap Portfolio - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.979     $1.092        51
         From 1/1/06 to 12/31/06     $1.092     $1.251        16
         From 1/1/07 to 12/31/07     $1.251     $1.145        16
         Lord Abbett Bond-Debenture Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.978     $1.021        89
         From 1/1/06 to 12/31/06     $1.021     $1.101        210
         From 1/1/07 to 12/31/07     $1.101     $1.153        279
         Lord Abbett Growth and Income Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.980     $1.048        833
         From 1/1/06 to 12/31/06     $1.048     $1.213        908
         From 1/1/07 to 12/31/07     $1.213     $1.237        873
         Lord Abbett Mid-Cap Value Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.958     $1.081        285
         From 1/1/06 to 12/31/06     $1.081     $1.197        281
         From 1/1/07 to 12/31/07     $1.197     $1.188        225



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Mutual Shares Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/21/99* to 12/31/99    $2.000     $2.049        488
        From 1/1/00 to 12/31/00      $2.049     $2.274        32
        From 1/1/01 to 12/31/01      $2.274     $2.402        75
        From 1/1/02 to 12/31/02      $2.402     $2.090        93
        From 1/1/03 to 12/31/03      $2.090     $2.580        102
        From 1/1/04 to 12/31/04      $2.580     $2.866        108
        From 1/1/05 to 12/31/05      $2.866     $3.126        108
        From 1/1/06 to 12/31/06      $3.126     $3.651        110
        From 1/1/07 to 12/31/07      $3.651     $3.727        118
        Oppenheimer Capital Appreciation Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $1.016        40
        From 1/1/07 to 12/31/07      $1.016     $1.141        50
        Oppenheimer Global Securities Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $1.063        68
        From 1/1/07 to 12/31/07      $1.063     $1.112        77
        Oppenheimer Main Street Small Cap Fund/VA - Service Shares
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/28/06* to 12/31/06    $1.000     $0.998        59
        From 1/1/07 to 12/31/07      $0.998     $0.971        115
        Neuberger Berman AMT Guardian Portfolio - S Class
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.051     $1.115        133
        Phoenix Capital Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/3/99* to 12/31/99     $2.000     $2.409        92
        From 1/1/00 to 12/31/00      $2.409     $1.955        710
        From 1/1/01 to 12/31/01      $1.955     $1.261        735
        From 1/1/02 to 12/31/02      $1.261     $0.935        997
        From 1/1/03 to 12/31/03      $0.935     $1.167        928
        From 1/1/04 to 12/31/04      $1.167     $1.209        781
        From 1/1/05 to 12/31/05      $1.209     $1.237        606
        From 1/1/06 to 12/31/06      $1.237     $1.259       1,462
        From 1/1/07 to 12/31/07      $1.259     $1.376       1,279
        Phoenix Growth and Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/22/99* to 12/31/99   $2.000     $2.227        54
        From 1/1/00 to 12/31/00      $2.227     $2.053        606
        From 1/1/01 to 12/31/01      $2.053     $1.859        809
        From 1/1/02 to 12/31/02      $1.859     $1.421        694
        From 1/1/03 to 12/31/03      $1.421     $1.787        644
        From 1/1/04 to 12/31/04      $1.787     $1.948        734
        From 1/1/05 to 12/31/05      $1.948     $2.014        601
        From 1/1/06 to 12/31/06      $2.014     $2.328        503
        From 1/1/07 to 12/31/07      $2.328     $2.449        556



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix Mid-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/20/99* to 12/31/99   $2.000     $2.236         4
        From 1/1/00 to 12/31/00      $2.236     $2.511        295
        From 1/1/01 to 12/31/01      $2.511     $1.850        401
        From 1/1/02 to 12/31/02      $1.850     $1.232        412
        From 1/1/03 to 12/31/03      $1.232     $1.566        387
        From 1/1/04 to 12/31/04      $1.566     $1.649        312
        From 1/1/05 to 12/31/05      $1.649     $1.695        207
        From 1/1/06 to 12/31/06      $1.695     $1.741        268
        From 1/1/07 to 12/31/07      $1.741     $2.092        187
        Phoenix Money Market Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/30/99* to 12/31/99    $2.000     $2.025        339
        From 1/1/00 to 12/31/00      $2.025     $2.119        496
        From 1/1/01 to 12/31/01      $2.119     $2.170        907
        From 1/1/02 to 12/31/02      $2.170     $2.171        856
        From 1/1/03 to 12/31/03      $2.171     $2.156        642
        From 1/1/04 to 12/31/04      $2.156     $2.144        477
        From 1/1/05 to 12/31/05      $2.144     $2.170        338
        From 1/1/06 to 12/31/06      $2.170     $2.235        416
        From 1/1/07 to 12/31/07      $2.235     $2.312        379
        Phoenix Multi-Sector Fixed Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/3/00* to 12/31/00     $2.000     $2.052        67
        From 1/1/01 to 12/31/01      $2.052     $2.147        265
        From 1/1/02 to 12/31/02      $2.147     $2.330        439
        From 1/1/03 to 12/31/03      $2.330     $2.634        485
        From 1/1/04 to 12/31/04      $2.634     $2.776        697
        From 1/1/05 to 12/31/05      $2.776     $2.787        610
        From 1/1/06 to 12/31/06      $2.787     $2.938        541
        From 1/1/07 to 12/31/07      $2.938     $3.006        494
        Phoenix Multi-Sector Short Term Bond Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 8/13/03* to 12/31/03    $2.000     $1.022         2
        From 1/1/04 to 12/31/04      $1.022     $1.062        68
        From 1/1/05 to 12/31/05      $1.062     $1.061        202
        From 1/1/06 to 12/31/06      $1.061     $1.107        101
        From 1/1/07 to 12/31/07      $1.107     $1.136        131
        Phoenix Strategic Allocation Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/3/99* to 12/31/99     $2.000     $2.130        27
        From 1/1/00 to 12/31/00      $2.130     $2.115        76
        From 1/1/01 to 12/31/01      $2.115     $2.125        188
        From 1/1/02 to 12/31/02      $2.125     $1.854        774
        From 1/1/03 to 12/31/03      $1.854     $2.192        747
        From 1/1/04 to 12/31/04      $2.192     $2.324        554
        From 1/1/05 to 12/31/05      $2.324     $2.333        367
        From 1/1/06 to 12/31/06      $2.333     $2.594        246
        From 1/1/07 to 12/31/07      $2.594     $2.712        198



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix-Aberdeen International Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/1/99* to 12/31/99    $2.000     $2.192         2
        From 1/1/00 to 12/31/00      $2.192     $1.821        109
        From 1/1/01 to 12/31/01      $1.821     $1.364       7,141
        From 1/1/02 to 12/31/02      $1.364     $1.147        677
        From 1/1/03 to 12/31/03      $1.147     $1.492        720
        From 1/1/04 to 12/31/04      $1.492     $1.777       1,120
        From 1/1/05 to 12/31/05      $1.777     $2.079        946
        From 1/1/06 to 12/31/06      $2.079     $2.612       1,144
        From 1/1/07 to 12/31/07      $2.612     $2.962       1,094
        Phoenix-Alger Small-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 11/11/02* to 12/31/02   $2.000     $2.006         2
        From 1/1/03 to 12/31/03      $2.006     $3.036        12
        From 1/1/04 to 12/31/04      $3.036     $3.059        20
        From 1/1/05 to 12/31/05      $3.059     $3.489        23
        From 1/1/06 to 12/31/06      $3.489     $4.112        245
        From 1/1/07 to 12/31/07      $4.112     $4.709        222
        Phoenix-Duff & Phelps Real Estate Securities Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/3/99* to 12/31/99     $2.000     $2.029        82
        From 1/1/00 to 12/31/00      $2.029     $2.619        114
        From 1/1/01 to 12/31/01      $2.619     $2.754        108
        From 1/1/02 to 12/31/02      $2.754     $3.045        228
        From 1/1/03 to 12/31/03      $3.045     $4.154        160
        From 1/1/04 to 12/31/04      $4.154     $5.520        140
        From 1/1/05 to 12/31/05      $5.520     $8.475        207
        From 1/1/07 to 12/31/07      $8.475     $7.047        93
        Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.206     $1.190        42
        Phoenix-S&P Dynamic Asset Allocation Series: Growth
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.078     $1.161        52
        Phoenix-S&P Dynamic Asset Allocation Series: Moderate
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/06* to 12/31/06     $1.000     $1.044         3
        From 1/1/07 to 12/31/07      $1.044     $1.112         2
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 5/1/00* to 12/31/00     $2.000     $2.201        116
        From 1/1/01 to 12/31/01      $2.201     $2.670        693
        From 1/1/02 to 12/31/02      $2.670     $2.409        785
        From 1/1/03 to 12/31/03      $2.409     $3.350        636
        From 1/1/04 to 12/31/04      $3.350     $3.979        880
        From 1/1/05 to 12/31/05      $3.979     $4.229        796
        From 1/1/06 to 12/31/06      $4.229     $4.794        435
        From 1/1/07 to 12/31/07      $4.794     $4.823        300



*Date investment option began operations.

                                    Investment Investment
                                      Option     Option       Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
            Investment Option       of Period  of Period   (Thousands)
        ----------------------------------------------------------------
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 12/14/00* to 12/31/00    $2.000     $2.130        20
        From 1/1/01 to 12/31/01       $2.130     $2.433        434
        From 1/1/02 to 12/31/02       $2.433     $2.195        630
        From 1/1/03 to 12/31/03       $2.195     $3.115        343
        From 1/1/04 to 12/31/04       $3.115     $3.770        400
        From 1/1/05 to 12/31/05       $3.770     $3.997        358
        From 1/1/06 to 12/31/06       $3.997     $4.603        237
        From 1/1/07 to 12/31/07       $4.603     $4.445        137
        Phoenix-Van Kampen Comstock Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 12/1/99* to 12/31/99     $2.000     $2.151        23
        From 1/1/00 to 12/31/00       $2.151     $2.806        89
        From 1/1/01 to 12/31/01       $2.806     $2.271        724
        From 1/1/02 to 12/31/02       $2.271     $1.749        548
        From 1/1/03 to 12/31/03       $1.749     $2.137        753
        From 1/1/04 to 12/31/04       $2.137     $2.381        621
        From 1/1/05 to 12/31/05       $2.381     $2.476        556
        From 1/1/06 to 12/31/06       $2.476     $2.953        431
        From 1/1/07 to 12/31/07       $2.953     $2.849        410
        Phoenix-Van Kampen Equity 500 Index Series
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 9/3/99* to 12/31/99      $2.000     $2.106        13
        From 1/1/00 to 12/31/00       $2.106     $1.840        198
        From 1/1/01 to 12/31/01       $1.840     $1.599        236
        From 1/1/02 to 12/31/02       $1.599     $1.204        271
        From 1/1/03 to 12/31/03       $1.204     $1.499        223
        From 1/1/04 to 12/31/04       $1.499     $1.624        171
        From 1/1/05 to 12/31/05       $1.624     $1.662        90
        From 1/1/06 to 12/31/06       $1.662     $1.872        243
        From 1/1/07 to 12/31/07       $1.872     $1.937        174
        PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06* to 12/31/06     $1.000     $0.951        67
        From 1/1/07 to 12/31/07       $0.951     $1.156        217
        PIMCO VIT Real Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 4/28/06* to 12/31/06     $1.000     $1.014         6
        From 1/1/07 to 12/31/07       $1.014     $1.106        49
        PIMCO VIT Total Return Portfolio - Advisor Class
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 1/1/07 to 12/31/07       $1.070     $1.106        29
        Rydex Variable Trust Inverse Government Long Bond Strategy Fund
        ---------------------------------------------------------------
        ----------------------------------------------------------------
        From 8/9/03* to 12/31/03      $2.000     $1.051        11
        From 1/1/04 to 12/31/04       $1.051     $0.926         2
        From 1/1/05 to 12/31/05       $0.926     $0.866         2
        From 1/1/06 to 12/31/06       $0.866     $0.923         1
        From 1/1/07 to 12/31/07       $0.923     $0.956         0



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
            Investment Option      of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Rydex Variable Trust Sector Rotation Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 6/4/03* to 12/31/03     $2.000     $1.152        385
        From 1/1/04 to 12/31/04      $1.152     $1.258        192
        From 1/1/05 to 12/31/05      $1.258     $1.412        242
        From 1/1/06 to 12/31/06      $1.412     $1.551        195
        From 1/1/07 to 12/31/07      $1.551     $1.878        84
        Sentinel Variable Products Mid Cap Growth Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/7/07* to 12/31/07     $1.000     $1.077         0
        Templeton Developing Markets Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/20/99* to 12/31/99   $2.000     $2.103         1
        From 1/1/00 to 12/31/00      $2.103     $1.410        24
        From 1/1/01 to 12/31/01      $1.410     $1.279        34
        From 1/1/02 to 12/31/02      $1.279     $1.260        20
        From 1/1/03 to 12/31/03      $1.260     $1.901        20
        From 1/1/04 to 12/31/04      $1.901     $2.339        16
        From 1/1/05 to 12/31/05      $2.339     $2.940        16
        From 1/1/06 to 12/31/06      $2.940     $3.716        14
        From 1/1/07 to 12/31/07      $3.716     $4.720        18
        Templeton Foreign Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/14/00* to 12/31/00    $2.000     $2.026        30
        From 1/1/01 to 12/31/01      $2.026     $1.679        484
        From 1/1/02 to 12/31/02      $1.679     $1.349        611
        From 1/1/03 to 12/31/03      $1.349     $1.759        275
        From 1/1/04 to 12/31/04      $1.759     $2.057        282
        From 1/1/05 to 12/31/05      $2.057     $2.235        292
        From 1/1/06 to 12/31/06      $2.235     $2.678        308
        From 1/1/07 to 12/31/07      $2.678     $3.050        206
        Templeton Global Asset Allocation Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 4/3/00* to 12/31/00     $2.000     $1.943        20
        From 1/1/01 to 12/31/01      $1.943     $1.726        26
        From 1/1/02 to 12/31/02      $1.726     $1.628         5
        From 1/1/03 to 12/31/03      $1.628     $2.119         5
        From 1/1/04 to 12/31/04      $2.119     $2.419         4
        From 1/1/05 to 12/31/05      $2.419     $2.471         4
        From 1/1/06 to 12/31/06      $2.471     $2.953         3
        From 1/1/07 to 12/31/07      $2.953     $3.204         0
        Templeton Growth Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/25/00* to 12/31/00    $2.000     $2.185        21
        From 1/1/01 to 12/31/01      $2.185     $2.127        218
        From 1/1/02 to 12/31/02      $2.127     $1.711        228
        From 1/1/03 to 12/31/03      $1.711     $2.230        501
        From 1/1/04 to 12/31/04      $2.230     $2.552        243
        From 1/1/05 to 12/31/05      $2.552     $2.741        235
        From 1/1/06 to 12/31/06      $2.741     $3.294        239
        From 1/1/07 to 12/31/07      $3.294     $3.326        117
        Van Kampen UIF Equity and Income Portfolio - Class II
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.130     $1.093        17



*Date investment option began operations.

                                   Investment Investment
                                     Option     Option       Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
             Investment Option     of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Wanger International Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 11/1/99* to 12/31/99   $2.000     $2.996         2
         From 1/1/00 to 12/31/00     $2.996     $2.910        76
         From 1/1/01 to 12/31/01     $2.910     $2.106        102
         From 1/1/02 to 12/31/02     $2.106     $1.760        81
         From 1/1/03 to 12/31/03     $1.760     $2.452        67
         From 1/1/04 to 12/31/04     $2.452     $3.008        63
         From 1/1/05 to 12/31/05     $3.008     $3.455        73
         From 1/1/06 to 12/31/06     $3.455     $4.636        76
         From 1/1/07 to 12/31/07     $4.636     $5.569        51
         Wanger International Small Cap
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/16/99* to 12/31/99   $2.000     $3.089         7
         From 1/1/00 to 12/31/00     $3.089     $2.196        140
         From 1/1/01 to 12/31/01     $2.196     $1.708        337
         From 1/1/02 to 12/31/02     $1.708     $1.452        253
         From 1/1/03 to 12/31/03     $1.452     $2.132        278
         From 1/1/04 to 12/31/04     $2.132     $2.740        344
         From 1/1/05 to 12/31/05     $2.740     $3.285        331
         From 1/1/06 to 12/31/06     $3.285     $4.445        286
         From 1/1/07 to 12/31/07     $4.445     $5.100        300
         Wanger Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 11/1/99* to 12/31/99   $2.000     $2.205         2
         From 1/1/00 to 12/31/00     $2.205     $2.382        56
         From 1/1/01 to 12/31/01     $2.382     $2.564        71
         From 1/1/02 to 12/31/02     $2.564     $2.336        77
         From 1/1/03 to 12/31/03     $2.336     $3.013        66
         From 1/1/04 to 12/31/04     $3.013     $3.546        51
         From 1/1/05 to 12/31/05     $3.546     $3.866        67
         From 1/1/06 to 12/31/06     $3.866     $4.565        142
         From 1/1/07 to 12/31/07     $4.565     $4.926        122
         Wanger U.S. Smaller Companies
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/16/99* to 12/31/99   $2.000     $2.307         9
         From 1/1/00 to 12/31/00     $2.307     $2.091        212
         From 1/1/01 to 12/31/01     $2.091     $2.298        571
         From 1/1/02 to 12/31/02     $2.298     $1.885        602
         From 1/1/03 to 12/31/03     $1.885     $2.664        617
         From 1/1/04 to 12/31/04     $2.664     $3.110        612
         From 1/1/05 to 12/31/05     $3.110     $3.413        564
         From 1/1/06 to 12/31/06     $3.413     $3.633        320
         From 1/1/07 to 12/31/07     $3.633     $3.776        211



*Date investment option began operations.

                                                                    Version C


                           Phoenix Spectrum Edge(R)
                       PHL Variable Accumulation Account
          Issued by: PHL Variable Insurance Company ("PHL Variable")


 PROSPECTUS                                                       May 1, 2008


  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and Contact Value to one or more of the investment options of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.



 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Money Market Series
    /1/                                 .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio /1/          .  Phoenix Strategic Allocation Series
 AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
 Series Fund, Inc. - Class B               Series
 .  AllianceBernstein Balanced Wealth   .  Phoenix-Alger Small-Cap Growth
    Strategy Portfolio                     Series
 .  AllianceBernstein Wealth            .  Phoenix-Duff & Phelps Real Estate
    Appreciation Strategy Portfolio        Securities Series
 DWS Scudder Investments VIT Funds -    .  Phoenix Dynamic Asset Allocation
 Class A                                   Series: Aggressive Growth
 .  DWS Equity 500 Index VIP            .  Phoenix Dynamic Asset Allocation
 .  DWS Small Cap Index VIP                Series: Growth
 Federated Insurance Series             .  Phoenix Dynamic Asset Allocation
 .  Federated Fund for U.S. Government     Series: Moderate
    Securities II                       .  Phoenix Dynamic Asset Allocation
 .  Federated High Income Bond Fund II     Series: Moderate Growth
    - Primary Shares                    .  Phoenix-Sanford Bernstein Mid-Cap
 Fidelity(R) Variable Insurance            Value Series
 Products - Service Class               .  Phoenix-Sanford Bernstein
 .  Fidelity VIP Contrafund(R)             Small-Cap Value Series
    Portfolio                           .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series
 .  Fidelity VIP Growth Portfolio       PIMCO Variable Insurance Trust -
 .  Fidelity VIP Investment Grade Bond  Advisor Class
    Portfolio                           .  PIMCO VIT CommodityRealReturn/TM/
 Franklin Templeton Variable Insurance     Strategy Portfolio
 Products Trust - Class 2               .  PIMCO VIT Real Return Portfolio
 .  Franklin Flex Cap Growth            .  PIMCO VIT Total Return Portfolio
    Securities Fund                     The Rydex Variable Trust
 .  Franklin Income Securities Fund     .  Rydex Variable Trust Inverse
 .  Mutual Shares Securities Fund          Government Long Bond Strategy
 .  Templeton Developing Markets           Fund /1/
    Securities Fund                     .  Rydex Variable Trust Nova Fund /1/
 .  Templeton Foreign Securities Fund   .  Rydex Variable Trust Sector
 .  Templeton Global Asset Allocation      Rotation Fund /1/
    Fund /2/                            Sentinel Variable Products Trust
 .  Templeton Growth Securities Fund    .  Sentinel Variable Products
 Lazard Retirement Series - Service        Balanced Fund
 Shares                                 .  Sentinel Variable Products Bond
 .  Lazard Retirement Small Cap            Fund
    Portfolio /1/                       .  Sentinel Variable Products Common
 Lord Abbett Series Fund, Inc. - Class     Stock Fund
 VC                                     .  Sentinel Variable Products Mid Cap
 .  Lord Abbett Bond-Debenture             Growth Fund
    Portfolio                           .  Sentinel Variable Products Small
 .  Lord Abbett Growth and Income          Company Fund
    Portfolio                           Summit Mutual Funds, Inc. - Summit
 .  Lord Abbett Mid-Cap Value Portfolio Pinnacle Series
 Neuberger Berman Advisers Management   .  Summit S&P MidCap 400 Index
 Trust - Class S                           Portfolio
 .  Neuberger Berman AMT Small Cap      The Universal Institutional Funds,
    Growth Portfolio                    Inc. - Class II Shares
 .  Neuberger Berman AMT Guardian       .  Van Kampen UIF Equity and Income
    Portfolio                              Portfolio
 Oppenheimer Variable Account Funds -   Wanger Advisors Trust
 Service Shares                         .  Wanger International Select
 .  Oppenheimer Capital Appreciation    .  Wanger International Small Cap /3/
    Fund/VA                             .  Wanger Select
 .  Oppenheimer Global Securities       .  Wanger U.S. Smaller Companies /4/
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on
      October 29, 2001./ 3/Effective June 1, 2008, to be known as Wanger International. /4/Effective June 1, 2008, to be known as Wanger USA. See
                    Appendix A for additional information.

  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.
  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2008, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:


[GRAPHIC]                                 [GRAPHIC]

PHL Variable Insurance Company                            Tel. 800/541-0171
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027



PHL Variable Insurance Company Tel. 800/541-0171
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                                 Page
------------------------------------------------------------

Glossary of Special Terms..............................    3
Summary of Expenses....................................    4
 Expense Examples......................................    6
Contract Summary.......................................    7
Financial Highlights...................................    9
Financial Statements...................................    9
Performance History....................................    9
The Variable Accumulation Annuity......................    9
PHL Variable and the Separate Account..................   10
The Variable Investment Options........................   10
 Administrative, Marketing and Support Service Fees....   11
GIA....................................................   11
MVA....................................................   11
Deductions and Charges.................................   12
 Annual Administrative Charge..........................   12
 Daily Administrative Fee..............................   12
 Guaranteed Minimum Accumulation Benefit Fee...........   12
 Guaranteed Minimum Income Benefit Rider Fee...........   12
 Market Value Adjustment...............................   13
 Mortality and Expense Risk Fee........................   13
 Surrender Charges.....................................   13
 Tax...................................................   14
 Transfer Charge.......................................   14
 Reduced Charges, Credits and Bonus Guaranteed Interest
   Rates...............................................   14
The Accumulation Period................................   14
 Accumulation Units....................................   14
 Accumulation Unit Values..............................   14
 Purchase of Contracts.................................   15
 Additional Programs...................................   15
 Optional Benefits.....................................   18
 Surrender of Contract and Withdrawals.................   21
 Contract Termination..................................   21
 Payment Upon Death Before Maturity Date...............   21
Internet, Interactive Voice Response and Telephone
  Transfers............................................   23
Market Timing and Other Disruptive Trading.............   24


Heading                                               Page

The Annuity Period...................................   25
 Annuity Payments....................................   25
 Annuity Payment Options.............................   26
 Payment Upon Death After Maturity...................   28
Variable Account Valuation Procedures................   28
 Valuation Date......................................   28
 Valuation Period....................................   28
 Accumulation Unit Value.............................   28
 Net Investment Factor...............................   28
Miscellaneous Provisions.............................   29
 Assignment..........................................   29
 Payment Deferral....................................   29
 Free Look Period....................................   29
 Amendments to Contracts.............................   29
 Substitution of Fund Shares.........................   29
 Ownership of the Contract...........................   29
 Inherited/Stretch Annuity Feature...................   30
Federal Income Taxes.................................   30
 Introduction........................................   30
 Income Tax Status...................................   31
 Taxation of Annuities in General--Nonqualified Plans   31
 Additional Considerations...........................   32
 Owner Control.......................................   33
 Diversification Standards...........................   33
 Taxation of Annuities in General--Qualified Plans...   34
Sales of Variable Accumulation Contracts.............   37
Servicing Agent......................................   38
State Regulation.....................................   39
Reports..............................................   39
Voting Rights........................................   39
Texas Optional Retirement Program....................   39
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.......   39
SAI Table of Contents................................   40
APPENDIX A--Investment Options.......................  A-1
APPENDIX B--Deductions for Taxes.....................  B-1
APPENDIX C--Financial Highlights.....................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------

  Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Account Value: The value of all assets held in the Separate Account.

Annuitant(s)/Joint Annuitant: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value: On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract Date: The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract.


Contract Value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the Contract Value is the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.


Death Benefit Options: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

Fixed Payment Annuity: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.


Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.


MVA: An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. The MVA is described in a separate prospectus.

Maturity Date: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95/th/ birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

..  Nonqualified plans--$5,000
..  Bank draft program--$50
..  Qualified plans--$2,000

Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PHL Variable (our, us, we, company): PHL Variable Insurance Company.

Valuation Date: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


CONTRACT OWNER TRANSACTION EXPENSES
  Deferred Surrender Charge (as a percentage of          This table describes the fees and expenses that you will pay
  amount surrendered:                                    at the time that you surrender the contract or transfer value
     Age of Premium Payment in Complete Years 0.... 7%   between the investment options. State premium taxes may
     Age of Premium Payment in Complete Years 1.... 6%   also be deducted.
     Age of Premium Payment in Complete Years 2.... 5%
     Age of Premium Payment in Complete Years 3.... 4%
     Age of Premium Payment in Complete Years 4.... 3%
     Age of Premium Payment in Complete Years 5.... 2%
     Age of Premium Payment in Complete Years 6.... 1%
     Age of Premium Payment thereafter............. None

  Transfer Charge/1/
     Current....................................... None
     Maximum....................................... $20


ANNUAL ADMINISTRATIVE CHARGE
  Current/2/..................................    $35
  Maximum.....................................    $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

  Death Benefit Option 1 - Return of Premium
  Mortality and Expense Risk Fee..............  .975%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses...... 1.100%

  Death Benefit Option 2 - Annual Step-up             This table describes the fees and expenses that you will pay
  Mortality and Expense Risk Fee.............. 1.125% periodically during the time that you own the contract, not
  Daily Administrative Fee....................  .125% including annual fund fees and expenses.
  Total Annual Separate Account Expenses...... 1.250%

  Death Benefit Option 3 - Relief Amount/ 3/
  Mortality and Expense Risk Fee.............. 1.275%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses...... 1.400%

/1/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge." /2/ This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."
/3/ This death benefit option is subject to state approval. See "Deductions and Charges." Additionally, this death benefit option will not be offered after May 1, 2007.

                             Optional Benefit Fees

       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE/1,3/

(as a percentage of the greater of the Guaranteed Amount and Contract Value)
       Current.......................................  .50%
       Maximum....................................... 1.00%


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE/2,3/

(as a percentage of the Guaranteed Annuitization Value)
       Current.......................  .60%
       Maximum....................... 1.00%
------------------------------------------------------------



/1/ The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
/2/ The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."

/3/ For current rates effective in prior periods, please contact the Annuity
    Operations Division.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.



---------------------------------------------------------
         TOTAL ANNUAL FUND OPERATING EXPENSES
                                          Minimum Maximum
                                          ------- -------
  Gross Annual Fund Operating Expenses...  0.31%   3.83%
  Net Annual Fund Operating Expenses/1/..  0.28%   3.83%


       /1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series
           Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,178 $2,087  $2,985   $5,363

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,193 $2,128  $3,048   $5,468

                        Death Benefit Option 3/1/
                        -------------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,207 $2,168  $3,111   $5,571


If you do not surrender or do not annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $548. $1,637  $2,715   $5,363

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $563. $1,678  $2,778   $5,468

                        Death Benefit Option 3/1/
                        -------------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $577. $1,718  $2,841   $5,571

/1/ This death benefit option will not be offered after May 1, 2007.


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/07.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

Contract Summary
--------------------------------------------------------------------------------

  This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview
  The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

  The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. For more information, see "Investments of the Separate Account," "GIA" and "MVA."

  You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

  Annuities that are offered to fund a qualified plan, such as an Individual Retirement Account, do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.

Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Accumulation Contracts" section of this prospectus.


Investment Features

Flexible Premium Payments
.. Other than the minimum initial payment, there are no required premium payments.

..  You may make premium payments anytime until the maturity date.

..  You can vary the amount and frequency of your premium payments.

Minimum Premium Payment
.. Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

Allocation of Premiums and Contract Value

.. Premium payments are invested in one or more of the investment options, GIA and the MVA. Each investment option invests directly in a mutual fund GIA is not available in Massachusetts. The MVA is not available for investment after the maturity date.

.. Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."

.. Transfers between the investment options and from the investment options into the MVA are subject to disruptive trading and market timing restrictions. For more information, see "Market Timing and Other Disruptive Trading" Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.

.. The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.


Contract Value
.. The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

.. For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

..  If you purchase a contract with the Guaranteed Minimum Accumulation Benefit
   ("GMAB"), you must also elect an asset allocation or strategic program through which to allocate your premiums and Contract Value. If you purchase a contract without GMAB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

Withdrawals
.. You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

.. Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."


..  Withdrawals may be subject to a 10% penalty tax. For more information, see
   "Federal Income Taxes."


Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."

.. Guaranteed Minimum Accumulation Benefit fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

..  Guaranteed Minimum Income Benefit Rider fee--for contracts issued before
   September 8, 2003, the fee equals 0.40% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For more information, see "Deductions and Charges."

.. Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

                ------------------------------------------------
                Percent          7%  6%  5%  4%  3%  2%  1%  0%
                ------------------------------------------------
                Complete Premium 0   1   2   3   4   5   6   7+
                Payment Years
                ------------------------------------------------

  For more information, see "Deductions and Charges."

.. Taxes--taken from the Contract Value upon premium payments or commencement of annuity payments.

  . PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Tax" and Appendix B.

.. Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

From the Separate Account
.. Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

.. Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Death Benefit
  The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

Death Benefit Options
  The contract currently offers three death benefit options. However, after May 1, 2007, only two death benefit options will be offered. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

  For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

Additional Information

Free Look Period
  You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

  For more information, see "Free Look Period."

Termination
  If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

Financial Highlights
--------------------------------------------------------------------------------


  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.


  More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of PHL Variable Accumulation Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information ("SAI"), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


The Variable Accumulation Annuity
--------------------------------------------------------------------------------


  The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.

PHL Variable and the Separate Account
--------------------------------------------------------------------------------

  We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06103-2899.

  PHL Variable is wholly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

  On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.


  Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

  Contributions to the GIA and MVA are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. The MVA is a non-unitized separate account established pursuant to Connecticut insurance law. For more complete information see "GIA" and "MVA."


The Variable Investment Options
--------------------------------------------------------------------------------


  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


  The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.


  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees

  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.

  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.


  For additional information concerning the available investment options, please see Appendix A.

GIA
--------------------------------------------------------------------------------

  In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


  Prior to the maturity date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:


                     .Year One:     25% of the total value
                     .Year Two:     33% of remaining value
                     .Year Three:   50% of remaining value
                     .Year Four:    100% of remaining value

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract. Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions
  For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval. GIA is not available in Massachusetts.

MVA
--------------------------------------------------------------------------------

  The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

  We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the investment options of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.


  We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contract us to determine the current guarantee periods being offered.

  Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

  A market value adjustment will not be applied upon the payment of the death benefit.

  The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

Deductions and Charges
--------------------------------------------------------------------------------

Annual Administrative Charge
  We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


  The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contact value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


Daily Administrative Fee

  We make a daily deduction from the contract value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)


Guaranteed Minimum Accumulation Benefit Fee

  If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee The fee is deducted on each contract anniversary during the ten-year term. If this rider terminates on the contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each investment option, GIA and MVA. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.

  If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit.

Guaranteed Minimum Income Benefit Rider Fee
  For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.


  The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contact Value with each investment option, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate Contact Value of each investment option, GIA and MVA. We will waive the rider fee if the Contact Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit.

Market Value Adjustment
  Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

Mortality and Expense Risk Fee

  We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The current charge under each death benefit option is equal to the following percentages on an annual basis:


--------------------------------------------------------------------------------------------------------------------
 Death Benefit Option 1 - Return of       Death Benefit Option 2 - Annual        Death Benefit Option 3 - Relief
               Premium                                Step-up                               Amount/1/
--------------------------------------------------------------------------------------------------------------------
                .975%                                 1.125%                                 1.275%
--------------------------------------------------------------------------------------------------------------------

/1/ This death benefit option will not be offered after May 1, 2007.

  Although you bear the investment risk of the investment option in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

  In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

  No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Surrender Charges
  A surrender charge may apply to withdrawals or a full surrender of the contract prior to the maturity date or after the maturity date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received. The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contact value. In the first contract year, you may withdraw up to 10% of the contact value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contact value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contact Value as of the last contract anniversary.

  The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

                ------------------------------------------------
                Percent          7%  6%  5%  4%  3%  2%  1%  0%
                ------------------------------------------------
                Complete Premium 0   1   2   3   4   5   6   7+
                Payment Years
                ------------------------------------------------


  Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

  Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see "MVA" or refer to the MVA prospectus

Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge
  Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Charges, Credits and Bonus Guaranteed Interest Rates
  We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest, when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of anticipated premium payments;

(3)whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  Any reduction or elimination of the mortality and expense risk fee or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Other Charges
  As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------

  The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

Accumulation Units

  An accumulation unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. The number of accumulation units of an investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that investment option next determined after receipt of the premium payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.


Accumulation Unit Values

  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.

Purchase of Contracts
  Generally, we require minimum initial premium payments of:

..  Nonqualified plans--$5,000

..  Bank draft program--$50


  . You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available investment option or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.


..  Qualified plans--$2,000

  The initial payment is due and payable before the contract becomes effective. We require minimum subsequent premium payments of $100.

  The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.


  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.


  Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."


  Premium payments received under the contract will be allocated in any combination to any investment option, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


  For certain eligible groups we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

  (1)the make-up and size of the prospective group;
  (2)the method and frequency of premium payments; and
  (3)the amount of compensation to be paid to registered representatives on each premium payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

  For contract issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

Additional Programs
  You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB you must also elect an asset allocation or strategic program on the contract date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


  We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Franklin Templeton Perspectives Allocation Model, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option

  If you purchase a contract without GMAB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.


Program Required for GMAB

  If you purchase a contract with GMAB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. When you participate in a program 100% of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and option within that program.

  You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB if it already terminated. If a program is eliminated while GMAB is in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB will terminate without value.


The following programs are currently available:


..  AllianceBernstein VPS Balanced Wealth Strategy
  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.


..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%


..  Franklin Templeton Perspectives Allocation Model
  Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%


..  Phoenix-Ibbotson Strategic Asset Allocation

  PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:


  .  Conservative Portfolio
  .  Moderately Conservative Portfolio
  .  Moderate Portfolio
  .  Moderately Aggressive Portfolio
  .  Aggressive Portfolio


  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate
  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth
  .  Phoenix Dynamic Asset Allocation Series: Growth
  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


  If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA or the MVA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.


Dollar Cost Averaging Program

  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

  All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program. Except as described below, the Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.


  The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.

  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

  In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding

Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

   1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

   2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
     Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.


Interest Investment Program

  We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.


  You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

  You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

  The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program is in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the contract value with each investment option, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.


  The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no cost associated with participating in this program.

Optional Benefits
  For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

  Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

  If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

Guaranteed Minimum Accumulation Benefit ("GMAB")
  The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

  A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

  The benefit is available if each owner and annuitant is less than 81 years old on the date that this rider is added to the contract (the "rider date").

  The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested in the program for the term of the benefit. See "Asset Allocation and Strategic Programs" above.


  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.


Guaranteed Amount
  The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus
(B) minus (C), where:

   A =the contact value on the rider date.

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

   B =100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

   C =pro rata adjustment for withdrawals from the contract during the term.
      The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contact Value immediately prior to the withdrawal.

  Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

Additional Amount
  If on the last day of the term:

.. the contact value is less than the guaranteed amount base; we will add an additional amount to the contact value equal to the difference between the contact value and the guaranteed amount.

.. the contact value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contact value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount
   Factor 2 and 1.00.

.. the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contact value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

  If on any day following the rider date, any portion of the contact value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contact value.

Benefit Termination
  This benefit will terminate at the end of the term or upon the occurrence of any of the following:

.. the date that any portion of the contact value is not invested according to an asset allocation model established and maintained by us for the benefit;

..  the date that a full surrender is made;

.. the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

..  the contract annuitizes; or

..  the termination of the contract.

  If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

Guaranteed Minimum Income Benefit Rider ("GMIB")
  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.


  This benefit is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.


Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the contact value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.

  After the contract anniversary following the older annuitant's 85/th/ birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 85/th/ birthday.

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 85/th/ birthday.

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85/th/ birthday.

   D =any tax that may be due.

Guaranteed Annuitization Value Reduction
  A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in Contact Value as a result of the withdrawal.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contact Value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contact Value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contact Value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.
4.each contract anniversary.

Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older annuitant's 90/th/ birthday;

2.the termination of the contract to which this rider is attached;

3.the date a death benefit becomes payable under the contract to which this rider is attached;

4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options
  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A--Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as five or ten years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B--Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D--Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F--Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date

  If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")


  If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.


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


                   Important Information regarding the GMIB

   While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. The GMIB does not provide contact value or in any way guarantee the investment performance of any investment option available under the contract.

..  The GMIB is irrevocable once elected.

.. You may not change any annuitant or joint annuitant while the GMIB is in effect.

.. The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

.. You should consult with a qualified financial advisor if you are considering the GMIB.

.. The GMIB is only available if approved in your state and if we offer it for use with the contract.

Surrender of Contract and Withdrawals
  If the owner[annuitant?] is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contact value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contact value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


  The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. contact values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code
Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


  Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

Contract Termination
  The contract will terminate without value, if on any valuation date:

..  The contract value is zero; or

.. The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options).

  PHL Variable will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?
  A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?

..  Death of an Owner/Annuitant
  If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see "Spousal Beneficiary Contract Continuance."


..  Death of an Owner--Multiple Owners
  If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

..  Death of an Annuitant who is not the Owner

  If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of the annuitant or joint annuitant will not cause the death benefit to be paid.

..  Death of Owner who is not the Annuitant
  If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see "Spousal Beneficiary Contract Continuance."


..  Spousal Beneficiary Contract Continuance

  If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new Contact Value for the continued contract and the current death benefit option will remain in effect.


..  Ownership of the Contract by a Non-Natural Person

  If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.


What is the Death Benefit Amount?
  The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

..  Death Benefit Option 1--Return of Premium
  Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
     b) the Contact Value on the claim date.

..  Death Benefit Option 2--Annual Step-up
  This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

  Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

     a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
     b) the Contact Value on the claim date; or
     c) the annual step-up amount (as defined below).

  Upon the death of the owner who has attained age 80, the death benefit is the greater of:

     a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or
     b) the Contact Value on the claim date.

  If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

  Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the Contact Value and the death benefit (prior to the withdrawal) on the withdrawal date.

  Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the Contact Value.

..  Death Benefit Option 3--Relief Amount
  The availability of this option is subject to state approval. Additionally, this death benefit option will not be offered after May 1, 2007.

  This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

  Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
     b) the Contact Value on the claim date plus 40% of the relief amount (as defined below).

  Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
     b) the Contact Value on the claim date plus 25% of the relief amount (as defined below).

  If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

Accumulation Enhancement
  Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:

  . 120 consecutive days of confinement prior to the maturity date, after the first contract year; and the 120 days must occur prior to the owner attaining age 91.

  The enhancement provides:

  . that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25%
    of the relief amount (if the owner is between the ages of 70-75 on the contract date);

  . that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the Contact Value over a period of 50 months, in the amount of 2% per month, while the owner is alive;

  . that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the Contact Value for 50 months;

  . that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and

  . this benefit is separate from the relief amount that is calculated at death.

  The monthly benefit payments will be added to the Contact Value according to the current allocation schedule on file. The owner can remove the payments from the Contact Value via partial withdrawals and surrender charges will be waived.

  Relief Amount: the relief amount is equal to the Contact Value less modified premium payments not to exceed the following maximum amount:

  . When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

     1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

     2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

     3) the sum of monthly benefits (as defined below) credited to the Contact Value.

  . When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

     1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

     2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

     3) the sum of monthly benefits (as defined below) credited to the Contact Value.

  Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the Contact Value and the modified premium payments prior to the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

  Monthly Benefit: is the monthly amount credited to the Contact Value when a claim under the Accumulation Enhancement is being paid.


  Death benefit proceeds will be payable in a single lump sum, and you should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


  Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax." and "Distribution at Death" under "Federal Income Taxes."

  We reserve the right to discontinue offering any one of the available death benefit options in the future.


  If you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.


Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------


  You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.


  PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

  Prior to the maturity date of your contract, you may elect to transfer all or any part of the Contact Value among one or more investment options, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

  You may also request transfers and changes in premium payment allocations among available investment options, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfers instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfers instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfers and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfers privileges may be difficult to exercise. In such cases you should submit written instructions.


  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contact Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.


  No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the investment options and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled "GIA." See the MVA prospectus for information regarding transfers from the MVA.


  For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


..  restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),


.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

  Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
--------------------------------------------------------------------------------

  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments
  Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total Contact Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

  Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95/th/ birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1/st/ of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity ("TSA"), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

Annuity Payment Options
  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.


  With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.



  The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K as described below and in the contract and SAI.


  The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contact Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.


  We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contact Values held in the investment options. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A--Life Annuity with Specified Period
  A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

Option B--Non-Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Option C--[Reserved]

Option D--Joint and Survivor Life Annuity
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option E--Installment Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option G--Payments for Specified Period
  A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H--Payments of Specified Amount
  Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I--Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J--Joint Survivor Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K--Variable Annuity for a Specified Period

  A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each investment option and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.


Option L--Variable Life Expectancy Annuity
  This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contact Value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining Contact Value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Life Annuity

  This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each investment option will be calculated as follows:

1.the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2.the sum of the annuity units released from the investment option to make the payments under this option.


  You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N--Variable Non-Refund Life Annuity
  A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

  Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

  Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount, will be subject to any applicable surrender charge.

  If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the Contact Value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.


  Currently, transfers between investment options are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.


Payment Upon Death After Maturity

  If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")


  If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.


Variable Account Valuation Procedures
--------------------------------------------------------------------------------

Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Accumulation Unit Value

  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.


Net Investment Factor

  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.

Miscellaneous Provisions
--------------------------------------------------------------------------------

Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division. A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral
  Payment of the Contact Value attributable to the Separate Account in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted,
(c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the Contact Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b),
(c) or (d) exist.

  Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted Contact Value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the investment options during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

  During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of the other premium payments paid during your Free Look Period to the Phoenix Money Market Investment Option. When your Free Look Period expires we allocate the Contact Value among the investment options, the GIA and/or MVA according to your instructions. We may use the Temporary Money market Allocation Amendment depending on the state of issue and under contain other circumstances.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

  If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.


Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

Inherited/Stretch Annuity Feature
  This contract is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract as an Inherited or "Stretch" annuity. An Inherited or Stretch contract is designed to permit the beneficiary to continue or change the funding vehicle that the deceased Owner selected while taking the required minimum distribution (RMD) payments that must be made to the beneficiary after the deceased Owner's death (see the section of this prospectus entitled "Federal Income Taxes"). Certain limitations, considerations and tax implications apply to an Inherited/Stretch Annuity and may differ depending upon whether the plan is IRA/Qualified or Non-Qualified and whether the beneficiary is an individual or a trust. In general, the following guidelines apply:

 .  No additional contributions may be made.

 . Certain optional benefits may not be available to the beneficiary who "stretches" an annuity. See the discussion of such benefits in the section of this prospectus entitled "Optional Benefits."

 . Only the Return of Premium death benefit is available to a beneficiary who "stretches" an annuity.

 . Pursuant to the Internal Revenue Code (IRC), there are a number of options that can satisfy the after-death RMD requirements. An Inherited/Stretch Annuity is one of these options.

 . We will calculate the RMD each year in accordance with IRC provisions using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

 . With certain limitations, a beneficiary's share of the death benefit is distributed over his or her life expectancy. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit is distributed over the life expectancy of the oldest beneficiary.

 . For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments are based on the life expectancy of the deceased Owner at the time of death.

 . With regard to IRAs/Qualified plans, if the beneficiary is a non-natural person, the life expectancy used is the remaining life expectancy of the deceased, if the deceased Owner died after his or her required beginning distribution date.

 . The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st /of the calendar year following the year of the deceased's death.



 . For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 1/2.

 . For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

 . The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

 . In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

 . It is the responsibility of the beneficiary to ensure that the correct RMD is withdrawn each year.

  For more information regarding Our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


Federal Income Taxes
--------------------------------------------------------------------------------

Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the


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


"IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts either currently or in the future. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. From time to time, there are proposals in Congress that would impact the taxation of annuity contracts and/or qualified plans; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


Income Tax Status
  We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

Taxation of Annuities in General--Nonqualified Plans

  Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. In certain cases, the increase in value may be subject to tax currently; see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract Maturity Date

  Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.


Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the recipient properly elects not to have any amounts withheld and notifies our Annuity Operations Division of that election on the required forms and under the required certifications. Certain contract owners can not make this election.

Penalty Tax on Certain Surrenders and Withdrawals--Nonqualified Contracts

  Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally

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

disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth
IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code Section 130(d));
(vii) under an immediate annuity contract (as defined in Code
Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

Additional Considerations

Distribution-at-Death Rules

  In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as rapidly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.


  If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.


  If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.


  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Transfer of Annuity Contracts

  Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.


Contracts Owned by Non-Natural Persons

  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section 1035 Exchanges

  Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyowner by the original insurer and then transmitted from the policyowner to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyowner if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Numerous rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.


Multiple Contracts
  Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one

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

contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

  The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.

Owner Control
  For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.


  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Standards

Diversification Regulations
  To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:

..  55% in any 1 investment
..  70% in any 2 investments
..  80% in any 3 investments
..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Diversification Regulations and Qualified Plans
  Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

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Taxation of Annuities in General--Qualified Plans

  The contracts may be used with several types of IRAs and qualified plans:
Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without review as to whether spousal consent may be required under the Retirement Equity Act ("REA"). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.

  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. The language in the endorsements is intended to comply with the IRS model language provided under the List of Required Modifications (LRMs). There is no IRS requirement that the endorsements be approved by the IRS.


  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


  Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The Code imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Distributions from qualified plans, including section 403(b) contracts eligible to be rolled over to new contracts but which are paid to the policyowner directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


  The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).


  The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.


  Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

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Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)
  Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.


  Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

  Code Section 403(b)(11) applies only with respect to distributions from Code
Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


  In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

  If certain contractual requirements are met, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of policy issuer (Phoenix) to monitor compliance with these requirements.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.



  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to Phoenix.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.


Keogh Plans

  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


Individual Retirement Annuities

  Code Sections 408 and 408A permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed on IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.

Corporate Pension and Profit-Sharing Plans

  Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.


Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

  Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyowner, the withdrawals are received without tax.

  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed.


  The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
(c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days); (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and
(i) distributions from retirement plans to individuals called to active military duty. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and
(f) above do not apply in the case of an IRA. The exception stated in item
(c) applies to an IRA without the requirement that there be a separation from service.


  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs.

  This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original owner died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the owner died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original contract owner. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original owner.

  In all cases, if the beneficiary is the surviving spouse of the original owner, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

Spousal Definition
  Under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.


Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------

  PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.


  PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD).

  PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


Compensation
  Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


  We generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the contract value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of average Contract Value (if asset based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007. Also, we pay Linsco Private Ledger Corporation and certain of its affiliates up to 0.09% on an annual basis on assets held in variable annuities issued by the Company and its insurance company affiliates.


  Additionally, broker-dealer firms may receive ongoing annual compensation of up to 0.15% of all, or a portion of the average Contract Values of Contracts sold by their firm. Also, we have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.


  PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments.


  These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.


  Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), Janney Montgomery Scott, LLC, Sammons Securities, and CUSO Financial Services. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.


  We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------

State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

  State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the Contract Value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------


  As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

  Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund;
(2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and
(5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.



  The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.


Texas Optional Retirement Program
--------------------------------------------------------------------------------

  Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

The Phoenix Companies, Inc. - Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


  State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD), and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.


  Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

  Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.


  These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:

..  PHL Variable Insurance Company
..  Underwriter
..  Services
..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A--Investment Options

--------------------------------------------------------------------------------



                    Fund Name                                       Investment Objective
AIM V.I. Capital Appreciation Fund                 Growth of capital








-----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1,3/                    Growth of capital








-----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1,3/            Long term growth of capital








-----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio      Long term capital appreciation
(formerly Alger American Leveraged AllCap
Portfolio)/ 1,3/
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy     To maximize total return consistent with the Adviser's
Portfolio                                          determination of reasonable risk
-----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy Long-term growth of capital
Portfolio
-----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           Seeks to replicate, as closely as possible, before the
                                                   deduction of expenses, the performance of the
                                                   Standard & Poor's 500 Composite Stock Price Index,
                                                   which emphasizes stocks of large U.S. companies
-----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                            Seeks to replicate, as closely as possible, before the
                                                   deduction of expenses, the performance of the Russell
                                                   2000(R) Index, which emphasizes stocks of small US
                                                   companies.
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   Current income by investing primarily in a diversified
                                                   portfolio of U.S. government and government agency
                                                   securities
-----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                 High current income by investing primarily in a
                                                   professionally managed, diversified portfolio of high
                                                   yield, lower rated corporated bonds (also known as
                                                   "Junk Bonds")
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio               Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio        Capital growth
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      Capital appreciation
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio       As high a level of current income as is consistent with
                                                   the preservation of capital

-----------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund           Capital appreciation
-----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                    Maximize income while maintaining prospects for
                                                   capital appreciation
-----------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/        Long term capital appreciation
-----------------------------------------------------------------------------------------------------------



                    Fund Name                               Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                 Invesco Aim Advisors, Inc.
                                                    Subadvisor(s): Invesco Trimark Investment
                                                    Management Inc.; Invesco Global Asset
                                                    Management (N.A.), Inc.; Invesco Institutional
                                                    (N.A.), Inc.; Invesco Senior Secured Management,
                                                    Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                    Management Limited; Invesco Asset Management
                                                    (Japan) Limited; Invesco Asset Management
                                                    Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/ 1,3/                    Invesco Aim Advisors, Inc.
                                                    Subadvisor(s): Invesco Trimark Investment
                                                    Management Inc.; Invesco Global Asset
                                                    Management (N.A.), Inc.; Invesco Institutional
                                                    (N.A.), Inc.; Invesco Senior Secured Management,
                                                    Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                    Management Limited; Invesco Asset Management
                                                    (Japan) Limited; Invesco Asset Management
                                                    Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/ 1,3/            Invesco Aim Advisors, Inc.
                                                    Subadvisor(s): Invesco Trimark Investment
                                                    Management Inc.; Invesco Global Asset
                                                    Management (N.A.), Inc.; Invesco Institutional
                                                    (N.A.), Inc.; Invesco Senior Secured Management,
                                                    Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                    Management Limited; Invesco Asset Management
                                                    (Japan) Limited; Invesco Asset Management
                                                    Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio      Fred Alger Management, Inc.
(formerly Alger American Leveraged AllCap
Portfolio)/ 1,3/
----------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy     AllianceBernstein L.P.
Portfolio
----------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy AllianceBernstein L.P.
Portfolio
----------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           Deutsche Asset Management Americas Inc.
                                                    Subadvisor: Northern Trust Investments, N.A


----------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                            Deutsche Asset Management Americas Inc.
                                                    Subadvisor: Northern Trust Investments, N.A


----------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   Federated Investment Management Company


----------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                 Federated Investment Management Company



----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio               Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio        Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio       Fidelity Management and Research Company
                                                    Subadvisor: Fidelity Investments Money
                                                     Management, Inc.
----------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund           Franklin Advisers, Inc.
----------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                    Franklin Advisers, Inc.

----------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/        Lazard Asset Management LLC
----------------------------------------------------------------------------------------------------


                     Fund Name                                        Investment Objective
Lord Abbett Bond-Debenture Portfolio                High current income and the opportunity for capital
                                                    appreciation to produce a high total return
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Long-term growth of capital and income without
                                                    excessive fluctuations in market value
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Capital appreciation through investments, primarily in
                                                    equity securities which are believed to be undervalued
                                                    in the marketplace
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Capital appreciation with income as a secondary goal
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Long term growth of capital; current income is a
                                                    secondary goal
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            Capital appreciation by investing in securities of well-
                                                    known, established companies
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               Long-term capital appreciation by investing in
                                                    securities of foreign insurers, "growth-type"
                                                    companies, cyclical industries and special situations
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           Capital appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Intermediate and long-term capital appreciation with
                                                    income as a secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Dividend growth, current income and capital
                                                    appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Capital appreciation

-------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         As high a level of current income as is consistent with
                                                    the preservation of capital and maintenance of liquidity
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Long-term total return

-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         High current income while attempting to limit changes
                                                    in the series' net asset value per share caused by
                                                    interest rate changes
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 High total return consistent with prudent investment
                                                    risk


-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               High total return consistent with reasonable risk

-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Long-term capital growth

-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Capital appreciation and income with approximately equal emphasis

-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Long-term capital growth
Aggressive Growth//
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth//   Long-term capital growth with current income as a
                                                    secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate// Current income with capital growth as a secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Long-term capital growth and current income with a
Growth//                                            greater emphasis on capital growth
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Long-term capital appreciation with current income as
                                                    a secondary investment objective
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Long-term capital appreciation by investing primarily
                                                    in small-capitalization stocks that appear to be
                                                    undervalued with current income as a secondary
                                                    investment objective
-------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  Long-term capital appreciation with current income as
                                                    a secondary consideration

-------------------------------------------------------------------------------------------------------------



                     Fund Name                                Investment Advisor / Subadvisor
Lord Abbett Bond-Debenture Portfolio                Lord, Abbett & Co. LLC

-------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Lord, Abbett & Co. LLC

-------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Lord, Abbett & Co. LLC


-------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Franklin Mutual Advisers, LLC
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano              Subadvisor: Neuberger Berman, LLC
Portfolio)
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Neuberger Berman Management Inc.
                                                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            OppenheimerFunds, Inc.

-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               OppenheimerFunds, Inc.


-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Harris Investment Management, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Phoenix Investment Counsel, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Neuberger Berman Management, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.

-------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 Phoenix Variable Advisors, Inc.
                                                     Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                     income portion) Phoenix Investment Counsel, Inc.
                                                     (equity portion)
-------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Aberdeen Asset Management Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Fred Alger Management, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Duff & Phelps Investment
                                                      Management Company
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Phoenix Variable Advisors, Inc. Limited Services
Aggressive Growth//                                  Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth//   Phoenix Variable Advisors, Inc. Limited Services
                                                     Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate// Phoenix Variable Advisors, Inc. Limited
                                                     Services Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Phoenix Variable Advisors, Inc. Limited Services
Growth//                                             Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.


-------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Morgan Stanley Investment
                                                      Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------------


                   Fund Name                                      Investment Objective
Phoenix-Van Kampen Equity 500 Index Series       High total return


---------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Seeks maximum real return consistent with prudent investment management
---------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund/ 1,3/                         to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/             Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/  Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to control
                                                 risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2,3/     High total return
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                          Investment Advisor / Subadvisor
Phoenix-Van Kampen Equity 500 Index Series       Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Pacific Investment Management Company LLC

------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund/ 1,3/




------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/             Rydex Investments



------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/  Rydex Investments
------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.

------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2,3/     Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------


/1/ This fund is closed to new investment on May 1, 2006.
/2/ This fund is closed to new investment on October 29, 2001.
/3 /Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
/4/ Effective June 1, 2008, to be known as Wanger International
/5/ Effective June 1, 2008, to be known as Wanger USA

APPENDIX B--Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                 Upon           Upon
State                       Premium Payment Annuitization Nonqualified Qualified
-----                       --------------- ------------- ------------ ---------
California.................                       X           2.35%      0.50%

Florida....................                       X           1.00       1.00

Maine......................        X                          2.00/1/

Nevada.....................                       X           3.50

South Dakota...............        X                          1.25/2/

Texas......................                       X           0.04/3/    0.04

West Virginia..............                       X           1.00       1.00

Wyoming....................                       X           1.00

Commonwealth of Puerto Rico                       X           1.00/4/    1.00



NOTE:The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------

/1/ Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

/2/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.


/3/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

/4/ The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 and the rate going forward is now 1%, effective July 1, 2007.

APPENDIX C--Financial Highlights
--------------------------------------------------------------------------------

  The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

             PHL Variable Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027




     Death Benefit Option 1 Contracts

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
                Subaccount            of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 7/1/02* to 12/31/02           $2.000     $1.537         98
     From 1/1/03 to 12/31/03            $1.537     $1.969       1,290
     From 1/1/04 to 12/31/04            $1.969     $2.077       2,394
     From 1/1/05 to 12/31/05            $2.077     $2.235       3,914
     From 1/1/06 to 12/31/06            $2.235     $2.350       5,437
     From 1/1/07 to 12/31/07            $2.350     $2.603       5,523
     AIM V.I. Mid Cap Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 1/1/04* to 12/31/04           $2.000     $1.017       1,293
     From 1/1/05 to 12/31/05            $1.017     $1.082       1,430
     From 1/1/06 to 12/31/06            $1.082     $1.190       1,318
     From 1/1/07 to 12/31/07            $1.190     $1.290       1,155
     AIM V.I. Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 4/21/06* to 12/31/06          $1.000     $1.088       2,592
     From 1/1/07 to 12/31/07            $1.088     $1.163       2,293
     Alger American Leveraged AllCap Portfolio - Class O
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 7/9/02* to 12/31/02           $2.000     $1.341        143
     From 1/1/03 to 12/31/03            $1.341     $1.787        522
     From 1/1/04 to 12/31/04            $1.787     $1.912        700
     From 1/1/05 to 12/31/05            $1.912     $2.165        610
     From 1/1/06 to 12/31/06            $2.165     $2.553        621
     From 1/1/07 to 12/31/07            $2.553     $3.372        426
     DWS Equity 500 Index Fund VIP - Class A
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 7/1/02* to 12/31/02           $2.000     $1.561        208
     From 1/1/03 to 12/31/03            $1.561     $1.978       1,228
     From 1/1/04 to 12/31/04            $1.978     $2.164       2,303
     From 1/1/05 to 12/31/05            $2.164     $2.241       3,578
     From 1/1/06 to 12/31/06            $2.241     $2.560       6,086
     From 1/1/07 to 12/31/07            $2.560     $2.666       6,383
     Federated Fund for U.S. Government Securities II
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 6/4/02* to 12/31/02           $2.000     $2.138        545
     From 1/1/03 to 12/31/03            $2.138     $2.165       4,743
     From 1/1/04 to 12/31/04            $2.165     $2.218       8,588
     From 1/1/05 to 12/31/05            $2.218     $2.238       13,728
     From 1/1/06 to 12/31/06            $2.238     $2.306       18,148
     From 1/1/07 to 12/31/07            $2.306     $2.423       19,397



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Federated High Income Bond Fund II - Primary Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/4/02* to 12/31/02    $2.000     $1.996        184
         From 1/1/03 to 12/31/03     $1.996     $2.413        738
         From 1/1/04 to 12/31/04     $2.413     $2.636       1,263
         From 1/1/05 to 12/31/05     $2.636     $2.676       1,226
         From 1/1/06 to 12/31/06     $2.676     $2.933       1,124
         From 1/1/07 to 12/31/07     $2.933     $3.000        770
         Fidelity VIP Contrafund(R) Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/4/02* to 12/31/02    $2.000     $1.839        115
         From 1/1/03 to 12/31/03     $1.839     $2.334        797
         From 1/1/04 to 12/31/04     $2.334     $2.662       1,591
         From 1/1/05 to 12/31/05     $2.662     $3.077       2,180
         From 1/1/06 to 12/31/06     $3.077     $3.396       2,755
         From 1/1/07 to 12/31/07     $3.396     $3.946       2,706
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/15/02* to 12/31/02   $2.000     $1.570         35
         From 1/1/03 to 12/31/03     $1.570     $2.014        162
         From 1/1/04 to 12/31/04     $2.014     $2.132        297
         From 1/1/05 to 12/31/05     $2.132     $2.295       1,439
         From 1/1/06 to 12/31/06     $2.295     $2.391       3,945
         From 1/1/07 to 12/31/07     $2.391     $2.909       6,772
         Fidelity VIP Growth Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/4/02* to 12/31/02    $2.000     $1.398        238
         From 1/1/03 to 12/31/03     $1.398     $1.836       1,851
         From 1/1/04 to 12/31/04     $1.836     $1.875       3,247
         From 1/1/05 to 12/31/05     $1.875     $1.960       3,677
         From 1/1/06 to 12/31/06     $1.960     $2.069       3,331
         From 1/1/07 to 12/31/07     $2.069     $2.596       2,905
         Fidelity VIP Investment Grade Bond Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/26/07* to 12/31/07   $1.000     $1.035       4,087
         Franklin Income Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.112        267
         From 1/1/07 to 12/31/07     $1.112     $1.141       1,937
         Lazard Retirement Small Cap Portfolio - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.979     $1.094        667
         From 1/1/06 to 12/31/06     $1.094     $1.256        769
         From 1/1/07 to 12/31/07     $1.256     $1.153        640
         Lord Abbett Bond-Debenture Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.978     $1.023       1,413
         From 1/1/06 to 12/31/06     $1.023     $1.106       1,384
         From 1/1/07 to 12/31/07     $1.106     $1.161       1,420
         Lord Abbett Growth and Income Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/26/05* to 12/31/05   $0.976     $1.050       16,566
         From 1/1/06 to 12/31/06     $1.050     $1.218       20,504
         From 1/1/07 to 12/31/07     $1.218     $1.246       25,984



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Lord Abbett Mid-Cap Value Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.957     $1.083       2,218
         From 1/1/06 to 12/31/06     $1.083     $1.203       2,082
         From 1/1/07 to 12/31/07     $1.203     $1.196       2,005
         Mutual Shares Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $2.000     $1.797        127
         From 1/1/03 to 12/31/03     $1.797     $2.224        421
         From 1/1/04 to 12/31/04     $2.224     $2.477        711
         From 1/1/05 to 12/31/05     $2.477     $2.709       1,030
         From 1/1/06 to 12/31/06     $2.709     $3.171       1,336
         From 1/1/07 to 12/31/07     $3.171     $3.245       1,866
         Neuberger Berman AMT Guardian Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.057        23
         From 1/1/07 to 12/31/07     $1.057     $1.120       3,595
         Neuberger Berman AMT Fasciano Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.000     $0.959         3
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.017        94
         From 1/1/07 to 12/31/07     $1.017     $1.146        141
         Oppenheimer Global Securities Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.065        148
         From 1/1/07 to 12/31/07     $1.065     $1.117        178
         Oppenheimer Main Street Small Cap Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $0.999        20
         From 1/1/07 to 12/31/07     $0.999     $0.975       3,146
         Phoenix Capital Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $2.000     $1.502        75
         From 1/1/03 to 12/31/03     $1.502     $1.879        664
         From 1/1/04 to 12/31/04     $1.879     $1.950       1,055
         From 1/1/05 to 12/31/05     $1.950     $2.001       1,070
         From 1/1/06 to 12/31/06     $2.001     $2.042       2,708
         From 1/1/07 to 12/31/07     $2.042     $2.237       2,363
         Phoenix Growth and Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/4/02* to 12/31/02    $2.000     $1.559        159
         From 1/1/03 to 12/31/03     $1.559     $1.965       1,718
         From 1/1/04 to 12/31/04     $1.965     $2.147       3,883
         From 1/1/05 to 12/31/05     $2.147     $2.226       5,273
         From 1/1/06 to 12/31/06     $2.226     $2.580       6,491
         From 1/1/07 to 12/31/07     $2.580     $2.721       6,217
         Phoenix Mid-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $2.000     $1.365        203
         From 1/1/03 to 12/31/03     $1.365     $1.739        537
         From 1/1/04 to 12/31/04     $1.739     $1.835        715
         From 1/1/05 to 12/31/05     $1.835     $1.891        674
         From 1/1/06 to 12/31/06     $1.891     $1.947        717
         From 1/1/07 to 12/31/07     $1.947     $2.346        735



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix Money Market Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/4/02* to 12/31/02    $2.000     $2.007        245
         From 1/1/03 to 12/31/03     $2.007     $1.999       1,481
         From 1/1/04 to 12/31/04     $1.999     $1.992       1,837
         From 1/1/05 to 12/31/05     $1.992     $2.021       3,237
         From 1/1/06 to 12/31/06     $2.021     $2.087       3,841
         From 1/1/07 to 12/31/07     $2.087     $2.165       4,519
         Phoenix Multi-Sector Fixed Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/3/02* to 12/31/02    $2.000     $2.171         86
         From 1/1/03 to 12/31/03     $2.171     $2.460       1,009
         From 1/1/04 to 12/31/04     $2.640     $2.600       3,001
         From 1/1/05 to 12/31/05     $2.600     $2.617       3,652
         From 1/1/06 to 12/31/06     $2.617     $2.765       4,335
         From 1/1/07 to 12/31/07     $2.765     $2.836       5,367
         Phoenix Multi-Sector Short Term Bond Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/18/03* to 12/31/03   $2.000     $1.023        882
         From 1/1/04 to 12/31/04     $1.023     $1.066       2,679
         From 1/1/05 to 12/31/05     $1.066     $1.068       2,825
         From 1/1/06 to 12/31/06     $1.068     $1.117       2,772
         From 1/1/07 to 12/31/07     $1.117     $1.149       2,318
         Phoenix Strategic Allocation Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/3/02* to 12/31/02    $2.000     $1.771         99
         From 1/1/03 to 12/31/03     $1.771     $2.100        866
         From 1/1/04 to 12/31/04     $2.100     $2.231        989
         From 1/1/05 to 12/31/05     $2.231     $2.246       1,006
         From 1/1/06 to 12/31/06     $2.246     $2.504        869
         From 1/1/07 to 12/31/07     $2.504     $2.624        576
         Phoenix-Aberdeen International Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $2.000     $1.725        156
         From 1/1/03 to 12/31/03     $1.725     $2.250        435
         From 1/1/04 to 12/31/04     $2.250     $2.687        773
         From 1/1/05 to 12/31/05     $2.687     $3.152       1,182
         From 1/1/06 to 12/31/06     $3.152     $3.970       11,072
         From 1/1/07 to 12/31/07     $3.970     $4.513       12,604
         Phoenix-Alger Small-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/3/02* to 12/31/02    $2.000     $1.398         16
         From 1/1/03 to 12/31/03     $1.398     $3.047        319
         From 1/1/04 to 12/31/04     $3.047     $3.077        706
         From 1/1/05 to 12/31/05     $3.077     $3.519        861
         From 1/1/06 to 12/31/06     $3.519     $4.158       1,276
         From 1/1/07 to 12/31/07     $4.158     $4.774       1,099
         Phoenix-Duff & Phelps Real Estate Securities Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $2.000     $2.267        163
         From 1/1/03 to 12/31/03     $2.267     $3.100        674
         From 1/1/04 to 12/31/04     $3.100     $4.130       1,261
         From 1/1/05 to 12/31/05     $4.130     $4.701       1,669
         From 1/1/06 to 12/31/06     $4.701     $6.373       2,165
         From 1/1/07 to 12/31/07     $6.373     $5.313       2,299



*Date subaccount began operations.

                                     Subaccount Subaccount     Units
                                     Unit Value Unit Value Outstanding at
                                     Beginning     End     End of Period
                Subaccount           of Period  of Period   (Thousands)
         ----------------------------------------------------------------
         Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 2/3/06* to 12/31/06      $1.000     $1.115       1,238
         From 1/1/07 to 12/31/07       $1.115     $1.196       2,116
         Phoenix-S&P Dynamic Asset Allocation Series: Growth
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 2/3/06* to 12/31/06      $1.000     $1.089        567
         From 1/1/07 to 12/31/07       $1.089     $1.167       1,903
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 2/3/06* to 12/31/06      $1.000     $1.046        271
         From 1/1/07 to 12/31/07       $1.046     $1.117        385
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 2/3/06* to 12/31/06      $1.000     $1.077        399
         From 1/1/07 to 12/31/07       $1.077     $1.156        889
         Phoenix-Sanford Bernstein Mid-Cap Value Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 6/4/02* to 12/31/02      $2.000     $1.925        229
         From 1/1/03 to 12/31/03       $1.925     $2.684        555
         From 1/1/04 to 12/31/04       $2.684     $3.196        830
         From 1/1/05 to 12/31/05       $3.196     $3.406       1,238
         From 1/1/06 to 12/31/06       $3.406     $3.870       2,025
         From 1/1/07 to 12/31/07       $3.870     $3.904       2,804
         Phoenix-Sanford Bernstein Small-Cap Value Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 6/4/02* to 12/31/02      $2.000     $1.927        193
         From 1/1/03 to 12/31/03       $1.927     $2.741        451
         From 1/1/04 to 12/31/04       $2.741     $3.326        724
         From 1/1/05 to 12/31/05       $3.326     $3.535       1,001
         From 1/1/06 to 12/31/06       $3.535     $4.082       1,583
         From 1/1/07 to 12/31/07       $4.082     $3.952       1,693
         Phoenix-Van Kampen Comstock Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 7/1/02* to 12/31/02      $2.000     $1.592        221
         From 1/1/03 to 12/31/03       $1.592     $1.950        808
         From 1/1/04 to 12/31/04       $1.950     $2.178       2,366
         From 1/1/05 to 12/31/05       $2.178     $2.271       2,074
         From 1/1/06 to 12/31/06       $2.271     $2.715       1,751
         From 1/1/07 to 12/31/07       $2.715     $2.626       1,517
         Phoenix-Van Kampen Equity 500 Index Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 7/1/02* to 12/31/02      $2.000     $1.534        38
         From 1/1/03 to 12/31/03       $1.534     $1.914        214
         From 1/1/04 to 12/31/04       $1.914     $2.080        284
         From 1/1/05 to 12/31/05       $2.080     $2.133        252
         From 1/1/06 to 12/31/06       $2.133     $2.409       1,040
         From 1/1/07 to 12/31/07       $2.409     $2.499        875
         PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 4/28/06* to 12/31/06     $1.000     $0.953        26
         From 1/1/07 to 12/31/07       $0.953     $1.160       2,107
         PIMCO VIT Real Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 4/28/06* to 12/31/06     $1.000     $1.016        135
         From 1/1/07 to 12/31/07       $1.016     $1.111        170



*Date subaccount began operations.

                                    Subaccount Subaccount     Units
                                    Unit Value Unit Value Outstanding at
                                    Beginning     End     End of Period
                Subaccount          of Period  of Period   (Thousands)
         ---------------------------------------------------------------
         PIMCO VIT Total Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 4/28/06* to 12/31/06    $1.000     $1.034        259
         From 1/1/07 to 12/31/07      $1.034     $1.111        668
         Rydex Variable Trust Inverse Government Long Bond Strategy Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 7/1/03* to 12/31/03     $2.000     $1.053        497
         From 1/1/04 to 12/31/04      $1.053     $0.930        929
         From 1/1/05 to 12/31/05      $0.930     $0.872        771
         From 1/1/06 to 12/31/06      $0.872     $0.932        534
         From 1/1/07 to 12/31/07      $0.932     $0.880        418
         Rydex Variable Trust Nova Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 7/7/03* to 12/31/03     $2.000     $1.216        99
         From 1/1/04 to 12/31/04      $1.216     $1.379        281
         From 1/1/05 to 12/31/05      $1.379     $1.418        300
         From 1/1/06 to 12/31/06      $1.418     $1.673        289
         From 1/1/07 to 12/31/07      $1.673     $1.673        290
         Rydex Variable Trust Sector Rotation Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 7/7/03* to 12/31/03     $2.000     $1.154        27
         From 1/1/04 to 12/31/04      $1.154     $1.263        133
         From 1/1/05 to 12/31/05      $1.263     $1.421        242
         From 1/1/06 to 12/31/06      $1.421     $1.565        377
         From 1/1/07 to 12/31/07      $1.565     $1.900        145
         Sentinel Variable Products Balanced Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 9/7/07* to 12/31/07     $1.000     $1.017        275
         Sentinel Variable Products Bond Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 9/7/07* to 12/31/07     $1.000     $1.021        208
         Sentinel Variable Products Common Stock Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 9/7/07* to 12/31/07     $1.000     $1.023        693
         Sentinel Variable Products Mid Cap Growth Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 9/7/07* to 12/31/07     $1.000     $1.078        20
         Sentinel Variable Products Small Company Fund
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 9/7/07* to 12/31/07     $1.000     $1.006        133
         Templeton Developing Markets Securities Fund - Class 2
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 1/1/07 to 12/31/07      $1.069     $1.362        446
         Templeton Foreign Securities Fund - Class 2
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 7/1/02* to 12/31/02     $2.000     $1.643        194
         From 1/1/03 to 12/31/03      $1.643     $2.148        655
         From 1/1/04 to 12/31/04      $2.148     $2.519       1,246
         From 1/1/05 to 12/31/05      $2.519     $2.744       1,599
         From 1/1/06 to 12/31/06      $2.744     $3.296       1,452
         From 1/1/07 to 12/31/07      $3.296     $3.764       1,315
         Templeton Growth Securities Fund - Class 2
         --------------------------------------------------------------
         ---------------------------------------------------------------
         From 7/1/02* to 12/31/02     $2.000     $1.642        105
         From 1/1/03 to 12/31/03      $1.642     $2.146        584
         From 1/1/04 to 12/31/04      $2.146     $2.463        947
         From 1/1/05 to 12/31/05      $2.463     $2.652        983
         From 1/1/06 to 12/31/06      $2.652     $3.194        988
         From 1/1/07 to 12/31/07      $3.194     $3.233       1,288



*Date subaccount began operations.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
                Subaccount            of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     Van Kampen UIF Equity and Income Portfolio - Class II
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 4/28/06* to 12/31/06          $1.000     $1.074         32
     From 1/1/07 to 12/31/07            $1.074     $1.097         45
     Wanger International Select
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 8/2/02* to 12/31/02           $2.000     $1.736         53
     From 1/1/03 to 12/31/03            $1.736     $2.424        120
     From 1/1/04 to 12/31/04            $2.424     $2.981        228
     From 1/1/05 to 12/31/05            $2.981     $3.432        377
     From 1/1/06 to 12/31/06            $3.432     $4.617        499
     From 1/1/07 to 12/31/07            $4.617     $5.560        504
     Wanger International Small Cap
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 6/4/02* to 12/31/02           $2.000     $1.736        147
     From 1/1/03 to 12/31/03            $1.736     $2.555        945
     From 1/1/04 to 12/31/04            $2.555     $3.292       1,594
     From 1/1/05 to 12/31/05            $3.292     $3.957       2,052
     From 1/1/06 to 12/31/06            $3.957     $5.368       2,396
     From 1/1/07 to 12/31/07            $5.368     $6.175       2,464
     Wanger Select
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 6/4/02* to 12/31/02           $2.000     $1.923         27
     From 1/1/03 to 12/31/03            $1.923     $2.487        262
     From 1/1/04 to 12/31/04            $2.487     $2.934        507
     From 1/1/05 to 12/31/05            $2.934     $3.207        618
     From 1/1/06 to 12/31/06            $3.207     $3.796        749
     From 1/1/07 to 12/31/07            $3.796     $4.107        809
     Wanger U.S. Smaller Companies
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 6/4/02* to 12/31/02           $2.000     $1.751        304
     From 1/1/03 to 12/31/03            $1.751     $2.480       1,096
     From 1/1/04 to 12/31/04            $2.480     $2.903       1,604
     From 1/1/05 to 12/31/05            $2.903     $3.194       1,623
     From 1/1/06 to 12/31/06            $3.194     $3.408       1,631
     From 1/1/07 to 12/31/07            $3.408     $3.552       1,459

     Death Benefit Option 2 Contracts

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
                Subaccount            of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 7/15/02* to 12/31/02          $2.000     $1.535         95
     From 1/1/03 to 12/31/03            $1.535     $1.963       2,410
     From 1/1/04 to 12/31/04            $1.963     $2.067       5,219
     From 1/1/05 to 12/31/05            $2.067     $2.221       8,311
     From 1/1/06 to 12/31/06            $2.221     $2.332       12,579
     From 1/1/07 to 12/31/07            $2.332     $2.579       13,120



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         AIM V.I. Core Equity Fund - Class I
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/21/06* to 12/31/06   $1.000     $1.087       6,049
         From 1/1/07 to 12/31/07     $1.087     $1.160       5,569
         AIM V.I. Mid Cap Core Equity Fund - Class I
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/04* to 12/31/04    $2.000     $1.016       1,278
         From 1/1/05 to 12/31/05     $1.016     $1.080       1,138
         From 1/1/06 to 12/31/06     $1.080     $1.187       1,015
         From 1/1/07 to 12/31/07     $1.187     $1.284        880
         Alger American Leveraged AllCap Portfolio - Class O
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $2.000     $1.339         97
         From 1/1/03 to 12/31/03     $1.339     $1.782        464
         From 1/1/04 to 12/31/04     $1.782     $1.904        678
         From 1/1/05 to 12/31/05     $1.904     $2.151        530
         From 1/1/06 to 12/31/06     $2.151     $2.534        576
         From 1/1/07 to 12/31/07     $2.534     $3.341        500
         DWS Equity 500 Index Fund VIP - Class A
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/16/02* to 12/31/02   $2.000     $1.559        239
         From 1/1/03 to 12/31/03     $1.559     $1.972       2,261
         From 1/1/04 to 12/31/04     $1.972     $2.154       3,172
         From 1/1/05 to 12/31/05     $2.154     $2.227       6,049
         From 1/1/06 to 12/31/06     $2.227     $2.540       12,236
         From 1/1/07 to 12/31/07     $2.540     $2.641       13,537
         Federated Fund for U.S. Government Securities II
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/12/02* to 12/31/02   $2.000     $2.135        942
         From 1/1/03 to 12/31/03     $2.135     $2.158       9,479
         From 1/1/04 to 12/31/04     $2.158     $2.208       18,507
         From 1/1/05 to 12/31/05     $2.208     $2.225       28,379
         From 1/1/06 to 12/31/06     $2.225     $2.288       39,897
         From 1/1/07 to 12/31/07     $2.288     $2.401       42,844
         Federated High Income Bond Fund II - Primary Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/12/02* to 12/31/02   $2.000     $1.993         58
         From 1/1/03 to 12/31/03     $1.993     $2.405        775
         From 1/1/04 to 12/31/04     $2.405     $2.623       1,026
         From 1/1/05 to 12/31/05     $2.623     $2.660        910
         From 1/1/06 to 12/31/06     $2.660     $2.910        980
         From 1/1/07 to 12/31/07     $2.910     $2.972       1,012
         Fidelity VIP Contrafund(R) Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/16/02* to 12/31/02   $2.000     $1.836        336
         From 1/1/03 to 12/31/03     $1.836     $2.327       2,198
         From 1/1/04 to 12/31/04     $2.237     $2.650       2,997
         From 1/1/05 to 12/31/05     $2.650     $3.058       4,141
         From 1/1/06 to 12/31/06     $3.058     $3.370       4,876
         From 1/1/07 to 12/31/07     $3.370     $3.910       4,797



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/27/02* to 12/31/02   $2.000     $1.568         35
         From 1/1/03 to 12/31/03     $1.568     $2.007        171
         From 1/1/04 to 12/31/04     $2.007     $2.122        357
         From 1/1/05 to 12/31/05     $2.122     $2.281       2,718
         From 1/1/06 to 12/31/06     $2.281     $2.372       8,853
         From 1/1/07 to 12/31/07     $2.372     $2.882       16,583
         Fidelity VIP Growth Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/21/02* to 12/31/02   $2.000     $1.396        135
         From 1/1/03 to 12/31/03     $1.396     $1.830       2,254
         From 1/1/04 to 12/31/04     $1.830     $1.867       5,500
         From 1/1/05 to 12/31/05     $1.867     $1.948       6,732
         From 1/1/06 to 12/31/06     $1.948     $2.053       6,223
         From 1/1/07 to 12/31/07     $2.053     $2.572       5,619
         Fidelity VIP Investment Grade Bond Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/26/07* to 12/31/07   $1.000     $1.033       9,572
         Franklin Income Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.111        558
         From 1/1/07 to 12/31/07     $1.111     $1.138       3,998
         Lazard Retirement Small Cap Portfolio - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.979     $1.093        672
         From 1/1/06 to 12/31/06     $1.093     $1.253        581
         From 1/1/07 to 12/31/07     $1.253     $1.148        468
         Lord Abbett Bond-Debenture Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.978     $1.022       2,830
         From 1/1/06 to 12/31/06     $1.022     $1.103       2,659
         From 1/1/07 to 12/31/07     $1.103     $1.157       2,643
         Lord Abbett Growth and Income Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/21/05* to 12/31/05   $0.984     $1.049       36,684
         From 1/1/06 to 12/31/06     $1.049     $1.215       47,408
         From 1/1/07 to 12/31/07     $1.215     $1.241       63,021
         Lord Abbett Mid-Cap Value Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/15/05* to 12/31/05   $0.953     $1.082       3,214
         From 1/1/06 to 12/31/06     $1.082     $1.199       2,736
         From 1/1/07 to 12/31/07     $1.199     $1.191       2,526
         Mutual Shares Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/12/02* to 12/31/02   $2.000     $1.794         79
         From 1/1/03 to 12/31/03     $1.794     $2.217        477
         From 1/1/04 to 12/31/04     $2.217     $2.466        716
         From 1/1/05 to 12/31/05     $2.466     $2.692        893
         From 1/1/06 to 12/31/06     $2.692     $3.147       1,173
         From 1/1/07 to 12/31/07     $3.147     $3.216       2,496
         Neuberger Berman AMT Guardian Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.056        313
         From 1/1/07 to 12/31/07     $1.056     $1.117       9,977



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.016         19
         From 1/1/07 to 12/31/07     $1.016     $1.143        125
         Oppenheimer Global Securities Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.064        214
         From 1/1/07 to 12/31/07     $1.064     $1.114        225
         Oppenheimer Main Street Small Cap Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $0.998         29
         From 1/1/07 to 12/31/07     $0.998     $0.972       8,338
         Phoenix Capital Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/16/02* to 12/31/02   $2.000     $1.499        218
         From 1/1/03 to 12/31/03     $1.499     $1.873       1,033
         From 1/1/04 to 12/31/04     $1.873     $1.941       1,249
         From 1/1/05 to 12/31/05     $1.941     $1.988        969
         From 1/1/06 to 12/31/06     $1.988     $2.027       3,637
         From 1/1/07 to 12/31/07     $2.027     $2.216       3,349
         Phoenix Growth and Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/16/02* to 12/31/02   $2.000     $1.556        148
         From 1/1/03 to 12/31/03     $1.556     $1.959       2,728
         From 1/1/04 to 12/31/04     $1.959     $2.137       6,957
         From 1/1/05 to 12/31/05     $2.137     $2.212       10,346
         From 1/1/06 to 12/31/06     $2.212     $2.560       13,291
         From 1/1/07 to 12/31/07     $2.560     $2.696       13,501
         Phoenix Mid-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $2.000     $1.362         81
         From 1/1/03 to 12/31/03     $1.362     $1.733        498
         From 1/1/04 to 12/31/04     $1.733     $1.827        763
         From 1/1/05 to 12/31/05     $1.827     $1.879        540
         From 1/1/06 to 12/31/06     $1.879     $1.932        605
         From 1/1/07 to 12/31/07     $1.932     $2.324        746
         Phoenix Money Market Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/11/02* to 12/31/02   $2.000     $2.004        181
         From 1/1/03 to 12/31/03     $2.004     $1.992       2,256
         From 1/1/04 to 12/31/04     $1.992     $1.983       4,191
         From 1/1/05 to 12/31/05     $1.983     $2.009       6,184
         From 1/1/06 to 12/31/06     $2.009     $2.071       7,986
         From 1/1/07 to 12/31/07     $2.071     $2.145       9,376
         Phoenix Multi-Sector Fixed Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/25/02* to 12/31/02   $2.000     $2.168        292
         From 1/1/03 to 12/31/03     $2.168     $2.453       1,618
         From 1/1/04 to 12/31/04     $2.453     $2.587       4,586
         From 1/1/05 to 12/31/05     $2.587     $2.601       6,264
         From 1/1/06 to 12/31/06     $2.601     $2.744       7,068
         From 1/1/07 to 12/31/07     $2.744     $2.810       9,566



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix Multi-Sector Short Term Bond Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/16/03* to 12/31/03   $2.000     $1.022        854
         From 1/1/04 to 12/31/04     $1.022     $1.063       3,487
         From 1/1/05 to 12/31/05     $1.063     $1.064       4,209
         From 1/1/06 to 12/31/06     $1.064     $1.111       3,423
         From 1/1/07 to 12/31/07     $1.111     $1.141       3,708
         Phoenix Strategic Allocation Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/16/02* to 12/31/02   $2.000     $1.768        161
         From 1/1/03 to 12/31/03     $1.768     $2.093        956
         From 1/1/04 to 12/31/04     $2.093     $2.221       1,199
         From 1/1/05 to 12/31/05     $2.221     $2.233       1,095
         From 1/1/06 to 12/31/06     $2.233     $2.485        927
         From 1/1/07 to 12/31/07     $2.485     $2.600        883
         Phoenix-Aberdeen International Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/16/02* to 12/31/02   $2.000     $1.722         66
         From 1/1/03 to 12/31/03     $1.722     $2.243        378
         From 1/1/04 to 12/31/04     $2.243     $2.675        873
         From 1/1/05 to 12/31/05     $2.675     $3.132       1,710
         From 1/1/06 to 12/31/06     $3.132     $3.940       24,499
         From 1/1/07 to 12/31/07     $3.940     $4.472       29,768
         Phoenix-Alger Small-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 10/1/02* to 12/31/02   $2.000     $2.007         13
         From 1/1/03 to 12/31/03     $2.007     $3.040        551
         From 1/1/04 to 12/31/04     $3.040     $3.066       1,255
         From 1/1/05 to 12/31/05     $3.066     $3.501       1,581
         From 1/1/06 to 12/31/06     $3.501     $4.130       1,948
         From 1/1/07 to 12/31/07     $4.130     $4.735       1,690
         Phoenix-Duff & Phelps Real Estate Securities Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/12/02* to 12/31/02   $2.000     $2.263        187
         From 1/1/03 to 12/31/03     $2.263     $3.090        946
         From 1/1/04 to 12/31/04     $3.090     $4.111       1,648
         From 1/1/05 to 12/31/05     $4.111     $4.672       2,773
         From 1/1/06 to 12/31/06     $4.672     $6.324       3,986
         From 1/1/07 to 12/31/07     $6.324     $5.264       4,746
         Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.113       4,314
         From 1/1/07 to 12/31/07     $1.113     $1.192       7,350
         Phoenix-S&P Dynamic Asset Allocation Series: Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.087       1,616
         From 1/1/07 to 12/31/07     $1.087     $1.163       4,669
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.045        469
         From 1/1/07 to 12/31/07     $1.045     $1.114        546
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06* to 12/31/06    $1.000     $1.076       1,361
         From 1/1/07 to 12/31/07     $1.076     $1.152       4,100



*Date subaccount began operations.

                                     Subaccount Subaccount     Units
                                     Unit Value Unit Value Outstanding at
                                     Beginning     End     End of Period
                Subaccount           of Period  of Period   (Thousands)
         ----------------------------------------------------------------
         Phoenix-Sanford Bernstein Mid-Cap Value Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 6/3/02* to 12/31/02      $2.000     $1.922        265
         From 1/1/03 to 12/31/03       $1.922     $2.676       1,215
         From 1/1/04 to 12/31/04       $2.676     $3.181       2,167
         From 1/1/05 to 12/31/05       $3.181     $3.384       3,210
         From 1/1/06 to 12/31/06       $3.384     $3.841       4,372
         From 1/1/07 to 12/31/07       $3.841     $3.868       6,265
         Phoenix-Sanford Bernstein Small-Cap Value Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 6/3/02* to 12/31/02      $2.000     $1.924        143
         From 1/1/03 to 12/31/03       $1.924     $2.733        491
         From 1/1/04 to 12/31/04       $2.733     $3.311       1,365
         From 1/1/05 to 12/31/05       $3.311     $3.513       1,953
         From 1/1/06 to 12/31/06       $3.513     $4.050       2,919
         From 1/1/07 to 12/31/07       $4.050     $3.916       3,358
         Phoenix-Van Kampen Comstock Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 6/27/02* to 12/31/02     $2.000     $1.589        251
         From 1/1/03 to 12/31/03       $1.589     $1.944        739
         From 1/1/04 to 12/31/04       $1.944     $2.168       2,795
         From 1/1/05 to 12/31/05       $2.168     $2.257       2,305
         From 1/1/06 to 12/31/06       $2.257     $2.694       1,967
         From 1/1/07 to 12/31/07       $2.694     $2.602       1,740
         Phoenix-Van Kampen Equity 500 Index Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 8/1/02* to 12/31/02      $2.000     $1.531        25
         From 1/1/03 to 12/31/03       $1.531     $1.908        128
         From 1/1/04 to 12/31/04       $1.908     $2.070        239
         From 1/1/05 to 12/31/05       $2.070     $2.120        249
         From 1/1/06 to 12/31/06       $2.120     $2.391       1,343
         From 1/1/07 to 12/31/07       $2.391     $2.476       1,266
         PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 4/28/06* to 12/31/06     $1.000     $0.952        37
         From 1/1/07 to 12/31/07       $0.952     $1.158       5,487
         PIMCO VIT Real Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 4/28/06* to 12/31/06     $1.000     $1.015        165
         From 1/1/07 to 12/31/07       $1.015     $1.108        227
         PIMCO VIT Total Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 4/28/06* to 12/31/06     $1.000     $1.033        584
         From 1/1/07 to 12/31/07       $1.033     $1.108        875
         Rydex Variable Trust Inverse Government Long Bond Strategy Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 6/30/03* to 12/31/03     $2.000     $1.052        466
         From 1/1/04 to 12/31/04       $1.052     $0.928        827
         From 1/1/05 to 12/31/05       $0.928     $0.868        856
         From 1/1/06 to 12/31/06       $0.868     $0.927        708
         From 1/1/07 to 12/31/07       $0.927     $0.874        706



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Rydex Variable Trust Nova Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/3/03* to 12/31/03    $2.000     $1.215        102
         From 1/1/04 to 12/31/04     $1.215     $1.376        241
         From 1/1/05 to 12/31/05     $1.376     $1.412        276
         From 1/1/06 to 12/31/06     $1.412     $1.663        181
         From 1/1/07 to 12/31/07     $1.663     $1.661        165
         Rydex Variable Trust Sector Rotation Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/3/03* to 12/31/03    $2.000     $1.153        532
         From 1/1/04 to 12/31/04     $1.153     $1.260        609
         From 1/1/05 to 12/31/05     $1.260     $1.415        829
         From 1/1/06 to 12/31/06     $1.415     $1.557        589
         From 1/1/07 to 12/31/07     $1.557     $1.887        448
         Sentinel Variable Products Bond Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.020        358
         Sentinel Variable Products Common Stock Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.023       1,267
         Sentinel Variable Products Mid Cap Growth Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.078        42
         Sentinel Variable Products Small Company Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/7/07* to 12/31/07    $1.000     $1.005        283
         Templeton Foreign Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $2.000     $1.640        117
         From 1/1/03 to 12/31/03     $1.640     $2.142        903
         From 1/1/04 to 12/31/04     $2.142     $2.507       1,678
         From 1/1/05 to 12/31/05     $2.507     $2.727       2,385
         From 1/1/06 to 12/31/06     $2.727     $3.271       2,261
         From 1/1/07 to 12/31/07     $3.271     $3.729       2,049
         Templeton Growth Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/25/02* to 12/31/02   $2.000     $1.640        216
         From 1/1/03 to 12/31/03     $1.640     $2.139        845
         From 1/1/04 to 12/31/04     $2.139     $2.451       1,106
         From 1/1/05 to 12/31/05     $2.451     $2.635       1,203
         From 1/1/06 to 12/31/06     $2.635     $3.170       1,080
         From 1/1/07 to 12/31/07     $3.170     $3.204       2,126
         Van Kampen UIF Equity and Income Portfolio - Class II
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.074     $1.095        62
         Wanger International Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/1/02* to 12/31/02    $2.000     $1.732        17
         From 1/1/03 to 12/31/03     $1.732     $2.416        113
         From 1/1/04 to 12/31/04     $2.416     $2.967        250
         From 1/1/05 to 12/31/05     $2.967     $3.411        435
         From 1/1/06 to 12/31/06     $3.411     $4.581        523
         From 1/1/07 to 12/31/07     $4.581     $5.509        583



*Date subaccount began operations.

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
                Subaccount            of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     Wanger International Small Cap
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 6/12/02* to 12/31/02          $2.000     $1.733        263
     From 1/1/03 to 12/31/03            $1.733     $2.547       1,899
     From 1/1/04 to 12/31/04            $2.547     $3.277       3,249
     From 1/1/05 to 12/31/05            $3.277     $3.933       4,071
     From 1/1/06 to 12/31/06            $3.933     $5.327       4,778
     From 1/1/07 to 12/31/07            $5.327     $6.118       5,422
     Wanger Select
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 6/12/02* to 12/31/02          $2.000     $1.920        42
     From 1/1/03 to 12/31/03            $1.920     $2.479        315
     From 1/1/04 to 12/31/04            $2.479     $2.921        593
     From 1/1/05 to 12/31/05            $2.921     $3.187        936
     From 1/1/06 to 12/31/06            $3.187     $3.767        983
     From 1/1/07 to 12/31/07            $3.767     $4.069       1,087
     Wanger U.S. Smaller Companies
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 5/16/02* to 12/31/02          $2.000     $1.748        358
     From 1/1/03 to 12/31/03            $1.748     $2.473       1,579
     From 1/1/04 to 12/31/04            $2.473     $2.889       2,432
     From 1/1/05 to 12/31/05            $2.889     $3.174       2,554
     From 1/1/06 to 12/31/06            $3.174     $3.382       2,387
     From 1/1/07 to 12/31/07            $3.382     $3.519       2,241

     Death Benefit Option 3 Contracts

                                      Subaccount Subaccount     Units
                                      Unit Value Unit Value Outstanding at
                                      Beginning     End     End of Period
                Subaccount            of Period  of Period   (Thousands)
     ---------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 6/3/02* to 12/31/02           $2.000     $1.532        43
     From 1/1/03 to 12/31/03            $1.532     $1.957        268
     From 1/1/04 to 12/31/04            $1.957     $2.057        469
     From 1/1/05 to 12/31/05            $2.057     $2.208        724
     From 1/1/06 to 12/31/06            $2.208     $2.314       1,132
     From 1/1/07 to 12/31/07            $2.314     $2.556       1,129
     AIM V.I. Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 4/21/06* to 12/31/06          $1.000     $1.085        513
     From 1/1/07 to 12/31/07            $1.085     $1.157        500
     AIM V.I. Mid Cap Core Equity Fund - Class I
     ---------------------------------------------------------------------
     ---------------------------------------------------------------------
     From 1/1/04 to 12/31/04            $2.000     $1.016        250
     From 1/1/05 to 12/31/05            $1.016     $1.078        432
     From 1/1/06 to 12/31/06            $1.078     $1.183        508
     From 1/1/07 to 12/31/07            $1.183     $1.278        474



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Alger American Leveraged AllCap Portfolio - Class O
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/2/03* to 12/31/03    $2.000     $1.776        28
         From 1/1/04 to 12/31/04     $1.776     $1.895        40
         From 1/1/05 to 12/31/05     $1.895     $2.138        24
         From 1/1/06 to 12/31/06     $2.138     $2.514        40
         From 1/1/07 to 12/31/07     $2.514     $3.310        32
         DWS Equity 500 Index Fund VIP - Class A
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/21/02* to 12/31/02   $2.000     $1.556        26
         From 1/1/03 to 12/31/03     $1.556     $1.966        156
         From 1/1/04 to 12/31/04     $1.966     $2.144        247
         From 1/1/05 to 12/31/05     $2.144     $2.213        562
         From 1/1/06 to 12/31/06     $2.213     $2.521       1,176
         From 1/1/07 to 12/31/07     $2.521     $2.617       1,201
         Federated Fund for U.S. Government Securities II
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/3/02* to 12/31/02    $2.000     $2.131        100
         From 1/1/03 to 12/31/03     $2.131     $2.151        739
         From 1/1/04 to 12/31/04     $2.151     $2.198       1,558
         From 1/1/05 to 12/31/05     $2.198     $2.211       2,389
         From 1/1/06 to 12/31/06     $2.211     $2.270       3,638
         From 1/1/07 to 12/31/07     $2.270     $2.379       3,770
         Federated High Income Bond Fund II - Primary Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/13/03* to 12/31/03   $2.000     $2.397        51
         From 1/1/04 to 12/31/04     $2.397     $2.611        285
         From 1/1/05 to 12/31/05     $2.611     $2.643        278
         From 1/1/06 to 12/31/06     $2.643     $2.888        270
         From 1/1/07 to 12/31/07     $2.888     $2.945        136
         Fidelity VIP Contrafund(R) Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/23/02* to 12/31/02   $2.000     $1.833         2
         From 1/1/03 to 12/31/03     $1.833     $2.319        42
         From 1/1/04 to 12/31/04     $2.319     $2.638        78
         From 1/1/05 to 12/31/05     $2.638     $3.039        164
         From 1/1/06 to 12/31/06     $3.039     $3.344        210
         From 1/1/07 to 12/31/07     $3.344     $3.874        210
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/3/02* to 12/31/02    $2.000     $1.565         3
         From 1/1/03 to 12/31/03     $1.565     $2.001        15
         From 1/1/04 to 12/31/04     $2.001     $2.112        31
         From 1/1/05 to 12/31/05     $2.112     $2.267        272
         From 1/1/06 to 12/31/06     $2.267     $2.354        862
         From 1/1/07 to 12/31/07     $2.354     $2.856        918
         Fidelity VIP Growth Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/16/02* to 12/31/02   $2.000     $1.394        39
         From 1/1/03 to 12/31/03     $1.394     $1.825        214
         From 1/1/04 to 12/31/04     $1.825     $1.858        457
         From 1/1/05 to 12/31/05     $1.858     $1.936        576
         From 1/1/06 to 12/31/06     $1.936     $2.037        573
         From 1/1/07 to 12/31/07     $2.037     $2.548        533



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Fidelity VIP Investment Grade Bond Portfolio - Service Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/26/07* to 12/31/07   $1.000     $1.032        231
         Franklin Income Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/28/06* to 12/31/06   $1.000     $1.110        69
         From 1/1/07 to 12/31/07     $1.110     $1.135        119
         Lazard Retirement Small Cap Portfolio - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.979     $1.092        13
         From 1/1/06 to 12/31/06     $1.092     $1.250        13
         From 1/1/07 to 12/31/07     $1.250     $1.143        14
         Lord Abbett Bond-Debenture Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05              x????        x????
         From 1/1/06 to 12/31/06     $1.021     $1.021        298
         From 1/1/07 to 12/31/07     $1.021     $1.152        235
         Lord Abbett Growth and Income Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/15/05* to 12/31/05   $0.968     $1.048       2,738
         From 1/1/06 to 12/31/06     $1.048     $1.212       3,895
         From 1/1/07 to 12/31/07     $1.212     $1.236       4,070
         Lord Abbett Mid-Cap Value Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/15/05* to 12/31/05   $0.953     $1.081        336
         From 1/1/06 to 12/31/06     $1.081     $1.196        336
         From 1/1/07 to 12/31/07     $1.196     $1.186        323
         Mutual Shares Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $2.000     $1.791        19
         From 1/1/03 to 12/31/03     $1.791     $2.210        51
         From 1/1/04 to 12/31/04     $2.210     $2.454        73
         From 1/1/05 to 12/31/05     $2.454     $2.675        71
         From 1/1/06 to 12/31/06     $2.675     $3.123        113
         From 1/1/07 to 12/31/07     $3.123     $3.186        126
         Neuberger Berman AMT Guardian Portfolio - S Class
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.077     $1.115        124
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.051     $1.140        13
         Oppenheimer Global Securities Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.081     $1.111        34
         Oppenheimer Main Street Small Cap Fund/VA - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.046     $0.970        113
         Phoenix Capital Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/17/02* to 12/31/02   $2.000     $1.497        53
         From 1/1/03 to 12/31/03     $1.497     $1.867        82
         From 1/1/04 to 12/31/04     $1.867     $1.932        126
         From 1/1/05 to 12/31/05     $1.932     $1.976        112
         From 1/1/06 to 12/31/06     $1.976     $2.011        398
         From 1/1/07 to 12/31/07     $2.011     $2.196        329



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix Growth and Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/3/02* to 12/31/02    $2.000     $1.554         7
         From 1/1/03 to 12/31/03     $1.554     $1.953        257
         From 1/1/04 to 12/31/04     $1.953     $2.127        608
         From 1/1/05 to 12/31/05     $2.127     $2.198        874
         From 1/1/06 to 12/31/06     $2.198     $2.540       1,182
         From 1/1/07 to 12/31/07     $2.540     $2.671       1,161
         Phoenix Mid-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 12/3/02* to 12/31/02   $2.000     $1.360         1
         From 1/1/03 to 12/31/03     $1.360     $1.728        44
         From 1/1/04 to 12/31/04     $1.728     $1.818        98
         From 1/1/05 to 12/31/05     $1.818     $1.868        88
         From 1/1/06 to 12/31/06     $1.868     $1.918        152
         From 1/1/07 to 12/31/07     $1.918     $2.303        126
         Phoenix Money Market Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/21/02* to 12/31/02   $2.000     $2.001        41
         From 1/1/03 to 12/31/03     $2.001     $1.986        193
         From 1/1/04 to 12/31/04     $1.986     $1.974        474
         From 1/1/05 to 12/31/05     $1.974     $1.996        644
         From 1/1/06 to 12/31/06     $1.996     $2.056        816
         From 1/1/07 to 12/31/07     $2.056     $2.126       1,085
         Phoenix Multi-Sector Fixed Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/23/02* to 12/31/02   $2.000     $2.164        105
         From 1/1/03 to 12/31/03     $2.164     $2.445        170
         From 1/1/04 to 12/31/04     $2.445     $2.575        681
         From 1/1/05 to 12/31/05     $2.575     $2.585        831
         From 1/1/06 to 12/31/06     $2.585     $2.723        988
         From 1/1/07 to 12/31/07     $2.723     $2.784       1,069
         Phoenix Multi-Sector Short Term Bond Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/8/03* to 12/31/03    $2.000     $1.021        56
         From 1/1/04 to 12/31/04     $1.021     $1.061        297
         From 1/1/05 to 12/31/05     $1.061     $1.060        303
         From 1/1/06 to 12/31/06     $1.060     $1.105        187
         From 1/1/07 to 12/31/07     $1.105     $1.133        184
         Phoenix Strategic Allocation Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/16/02* to 12/31/02   $2.000     $1.765        213
         From 1/1/03 to 12/31/03     $1.765     $2.086        179
         From 1/1/04 to 12/31/04     $2.086     $2.211        785
         From 1/1/05 to 12/31/05     $2.211     $2.219        696
         From 1/1/06 to 12/31/06     $2.219     $2.465        284
         From 1/1/07 to 12/31/07     $2.465     $2.576        273
         Phoenix-Aberdeen International Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/23/02* to 12/31/02   $2.000     $1.719        35
         From 1/1/03 to 12/31/03     $1.719     $2.236        115
         From 1/1/04 to 12/31/04     $2.236     $2.662        144
         From 1/1/05 to 12/31/05     $2.662     $3.113        265
         From 1/1/06 to 12/31/06     $3.113     $3.910       2,232
         From 1/1/07 to 12/31/07     $3.910     $4.431       2,236



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Phoenix-Alger Small-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 12/2/02* to 12/31/02   $2.000     $2.006         1
         From 1/1/03 to 12/31/03     $2.006     $3.034        44
         From 1/1/04 to 12/31/04     $3.034     $3.055        132
         From 1/1/05 to 12/31/05     $3.055     $3.484        122
         From 1/1/06 to 12/31/06     $3.484     $4.103        258
         From 1/1/07 to 12/31/07     $4.103     $4.697        234
         Phoenix-Duff & Phelps Real Estate Securities Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 6/17/02* to 12/31/02   $2.000     $2.260        30
         From 1/1/03 to 12/31/03     $2.260     $3.081        69
         From 1/1/04 to 12/31/04     $3.081     $4.091        128
         From 1/1/05 to 12/31/05     $4.091     $4.643        288
         From 1/1/06 to 12/31/06     $4.643     $6.276        411
         From 1/1/07 to 12/31/07     $6.276     $5.215        392
         Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06 to 12/31/06     $1.000     $1.112        74
         From 1/1/07 to 12/31/07     $1.112     $1.189        183
         Phoenix-S&P Dynamic Asset Allocation Series: Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06 to 12/31/06     $1.000     $1.086        157
         From 1/1/07 to 12/31/07     $1.086     $1.160        156
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 1/1/07 to 12/31/07     $1.059     $1.111        47
         Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 2/3/06 to 12/31/06     $1.000     $1.074        58
         From 1/1/07 to 12/31/07     $1.074     $1.149        62
         Phoenix-Sanford Bernstein Mid-Cap Value Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/16/02* to 12/31/02   $2.000     $1.919        21
         From 1/1/03 to 12/31/03     $1.919     $2.667        50
         From 1/1/04 to 12/31/04     $2.667     $3.166        96
         From 1/1/05 to 12/31/05     $3.166     $3.364        212
         From 1/1/06 to 12/31/06     $3.364     $3.811        363
         From 1/1/07 to 12/31/07     $3.811     $3.833        386
         Phoenix-Sanford Bernstein Small-Cap Value Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/16/02* to 12/31/02   $2.000     $1.920        20
         From 1/1/03 to 12/31/03     $1.920     $2.724        47
         From 1/1/04 to 12/31/04     $2.724     $3.295        76
         From 1/1/05 to 12/31/05     $3.295     $3.492        139
         From 1/1/06 to 12/31/06     $3.492     $4.019        272
         From 1/1/07 to 12/31/07     $4.019     $3.880        277
         Phoenix-Van Kampen Comstock Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/16/02* to 12/31/02   $2.000     $1.587        24
         From 1/1/03 to 12/31/03     $1.587     $1.938        92
         From 1/1/04 to 12/31/04     $1.938     $2.157        406
         From 1/1/05 to 12/31/05     $2.157     $2.243        332
         From 1/1/06 to 12/31/06     $2.243     $2.674        305
         From 1/1/07 to 12/31/07     $2.674     $2.578        299



*Date subaccount began operations.

                                     Subaccount Subaccount     Units
                                     Unit Value Unit Value Outstanding at
                                     Beginning     End     End of Period
                Subaccount           of Period  of Period   (Thousands)
         ----------------------------------------------------------------
         Phoenix-Van Kampen Equity 500 Index Series
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 6/3/02* to 12/31/02      $2.000     $1.529         8
         From 1/1/03 to 12/31/03       $1.529     $1.902        11
         From 1/1/04 to 12/31/04       $1.902     $2.060        12
         From 1/1/05 to 12/31/05       $2.060     $2.107        10
         From 1/1/06 to 12/31/06       $2.107     $2.372        176
         From 1/1/07 to 12/31/07       $2.372     $2.453        165
         PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 4/28/06* to 12/31/06     $1.000     $0.951         4
         From 1/1/07 to 12/31/07       $0.951     $1.155        96
         PIMCO VIT Real Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 4/28/06* to 12/31/06     $1.000     $1.014         3
         From 1/1/07 to 12/31/07       $1.014     $1.105         6
         PIMCO VIT Total Return Portfolio - Advisor Class
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 4/28/06* to 12/31/06     $1.000     $1.032         2
         From 1/1/07 to 12/31/07       $1.032     $1.106         6
         Rydex Variable Trust Inverse Government Long Bond Strategy Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 7/1/03* to 12/31/03      $2.000     $1.051        18
         From 1/1/04 to 12/31/04       $1.051     $0.925        134
         From 1/1/05 to 12/31/05       $0.925     $0.865        114
         From 1/1/06 to 12/31/06       $0.865     $0.922        22
         From 1/1/07 to 12/31/07       $0.922     $0.868        21
         Rydex Variable Trust Nova Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/9/03* to 12/31/03      $2.000     $1.214        16
         From 1/1/04 to 12/31/04       $1.214     $1.372        34
         From 1/1/05 to 12/31/05       $1.372     $1.407        36
         From 1/1/06 to 12/31/06       $1.407     $1.654        41
         From 1/1/07 to 12/31/07       $1.654     $1.650        40
         Rydex Variable Trust Sector Rotation Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 7/1/03* to 12/31/03      $2.000     $1.152        25
         From 1/1/04 to 12/31/04       $1.152     $1.257        88
         From 1/1/05 to 12/31/05       $1.257     $1.410        258
         From 1/1/06 to 12/31/06       $1.410     $1.548        323
         From 1/1/07 to 12/31/07       $1.548     $1.874        340
         Sentinel Variable Products Bond Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/7/07* to 12/31/07      $1.000     $1.020        43
         Sentinel Variable Products Common Stock Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/7/07* to 12/31/07      $1.000     $1.022        147
         Sentinel Variable Products Small Company Fund
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 9/7/07* to 12/31/07      $1.000     $1.005        19
         Templeton Developing Markets Securities Fund - Class 2
         --------------------------------------------------------------
         ----------------------------------------------------------------
         From 1/1/07 to 12/31/07       $1.054     $1.355        38



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Templeton Foreign Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/4/02* to 12/31/02    $2.000     $1.638         1
         From 1/1/03 to 12/31/03     $1.638     $2.135        18
         From 1/1/04 to 12/31/04     $2.135     $2.495        114
         From 1/1/05 to 12/31/05     $2.495     $2.710        149
         From 1/1/06 to 12/31/06     $2.710     $3.246        142
         From 1/1/07 to 12/31/07     $3.246     $3.695        113
         Templeton Growth Securities Fund - Class 2
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 7/1/02* to 12/31/02    $2.000     $1.637        17
         From 1/1/03 to 12/31/03     $1.637     $2.133        44
         From 1/1/04 to 12/31/04     $2.133     $2.440        95
         From 1/1/05 to 12/31/05     $2.440     $2.619        107
         From 1/1/06 to 12/31/06     $2.619     $3.146        109
         From 1/1/07 to 12/31/07     $3.146     $3.174        115
         Wanger International Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 8/29/02* to 12/31/02   $2.000     $1.730         1
         From 1/1/03 to 12/31/03     $1.730     $2.409         1
         From 1/1/04 to 12/31/04     $2.409     $2.953        10
         From 1/1/05 to 12/31/05     $2.953     $3.390        58
         From 1/1/06 to 12/31/06     $3.390     $4.546        82
         From 1/1/07 to 12/31/07     $4.546     $5.459        90
         Wanger International Small Cap
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/16/02* to 12/31/02   $2.000     $1.730        40
         From 1/1/03 to 12/31/03     $1.730     $2.539        165
         From 1/1/04 to 12/31/04     $2.539     $3.262        246
         From 1/1/05 to 12/31/05     $3.262     $3.909        341
         From 1/1/06 to 12/31/06     $3.909     $5.286        423
         From 1/1/07 to 12/31/07     $5.286     $6.062        412
         Wanger Select
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 12/3/02* to 12/31/02   $2.000     $1.917         1
         From 1/1/03 to 12/31/03     $1.917     $2.471        24
         From 1/1/04 to 12/31/04     $2.471     $2.907        31
         From 1/1/05 to 12/31/05     $2.907     $3.167        98
         From 1/1/06 to 12/31/06     $3.167     $3.738        80
         From 1/1/07 to 12/31/07     $3.738     $4.032        89
         Wanger U.S. Smaller Companies
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 5/16/02* to 12/31/02   $2.000     $1.745        63
         From 1/1/03 to 12/31/03     $1.745     $2.465        99
         From 1/1/04 to 12/31/04     $2.465     $2.876        126
         From 1/1/05 to 12/31/05     $2.876     $3.155        150
         From 1/1/06 to 12/31/06     $3.155     $3.356        151
         From 1/1/07 to 12/31/07     $3.356     $3.487        150



*Date subaccount began operations.

         Death Benefit Option 3 Contracts without the Accumulation Enhancement

                                     Subaccount   Subaccount       Units
                                     Unit Value   Unit Value   Outstanding at
                                     Beginning       End       End of Period
                Subaccount           of Period    of Period     (Thousands)
         ---------------------------------------------------------------------
         AIM V.I. Capital Appreciation Fund - Class I
         ---------------------------------------------------------------------
         ---------------------------------------------------------------------
         From 12/2/03* to 12/31/03     $2.000       $1.961           4
         From 1/1/04 to 12/31/04       $1.961       $2.064           4
         From 1/1/05 to 12/31/05       $2.064       $2.217          12
         From 1/1/06 to 12/31/06       $2.217       $2.326          38
         From 1/1/07 to 12/31/07       $2.326       $2.571          44
         AIM V.I. Core Equity Fund - Class I
         ---------------------------------------------------------------------
         ---------------------------------------------------------------------
         From 4/21/06* to 12/31/06     $1.000       $1.807           1
         From 1/1/07 to 12/31/07       $1.807       $1.159           1
         DWS Equity 500 Index Fund VIP - Class A
         ---------------------------------------------------------------------
         ---------------------------------------------------------------------
         From 1/3/05* to 12/31/05      $2.133       $2.222          16
         From 1/1/06 to 12/31/06       $2.222       $2.534          59
         From 1/1/07 to 12/31/07       $2.534       $2.633          75
         Federated Fund for U.S. Government Securities II
         ---------------------------------------------------------------------
         ---------------------------------------------------------------------
         From 9/11/02* to 12/31/02     $2.000       $2.134          12
         From 1/1/03 to 12/31/03       $2.134       $2.156          33
         From 1/1/04 to 12/31/04       $2.156       $2.204          30
         From 1/1/05 to 12/31/05       $2.204       $2.220          67
         From 1/1/06 to 12/31/06       $2.220       $2.282          143
         From 1/1/07 to 12/31/07       $2.282       $2.394          191
         Federated High Income Bond Fund II - Primary Shares
         ---------------------------------------------------------------------
         ---------------------------------------------------------------------
         From 9/11/02* to 12/31/02     $2.000       $1.992           4
         From 1/1/03 to 12/31/03       $1.992       $2.403           4
         From 1/1/04 to 12/31/04       $2.403       $2.619           4
         From 1/1/05 to 12/31/05       $2.619       $2.654           4
         From 1/1/06 to 12/31/06       $2.654       $2.903           4
         From 1/1/07 to 12/31/07       $2.903       $2.963           4
         Fidelity VIP Contrafund(R) Portfolio - Service Class
         ---------------------------------------------------------------------
         ---------------------------------------------------------------------
         From 3/3/03* to 12/31/03      $2.000       $2.324           9
         From 1/1/04 to 12/31/04       $2.324       $2.646          20
         From 1/1/05 to 12/31/05       $2.646       $3.052          23
         From 1/1/06 to 12/31/06       $3.052       $3.361          23
         From 1/1/07 to 12/31/07       $3.361       $3.898          25
         Fidelity VIP Growth Opportunities Portfolio - Service Class
         ---------------------------------------------------------------------
         ---------------------------------------------------------------------
         From 7/5/05 to 12/31/05       $2.106       $2.277          10
         From 1/1/06 to 12/31/06       $2.277       $2.366          47
         From 1/1/07 to 12/31/07       $2.366       $2.874          54
         Fidelity VIP Growth Portfolio - Service Class
         ---------------------------------------------------------------------
         ---------------------------------------------------------------------
         From 10/8/02* to 12/31/02     $2.000       $1.395           1
         From 1/1/03 to 12/31/03       $1.395       $1.829           7
         From 1/1/04 to 12/31/04       $1.829       $1.864           7
         From 1/1/05 to 12/31/05       $1.864       $1.944           6
         From 1/1/06 to 12/31/06       $1.944       $2.048           6
         From 1/1/07 to 12/31/07       $2.048       $2.564           5



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
         --------------------------------------------------------------
         Lazard Retirement Small Cap Portfolio - Service Shares
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.979     $1.093         4
         From 1/1/06 to 12/31/06     $1.093     $1.252         4
         From 1/1/07 to 12/31/07     $1.252     $1.147         4
         Lord Abbett Bond-Debenture Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.978     $1.021        27
         From 1/1/06 to 12/31/06     $1.021     $1.102        27
         From 1/1/07 to 12/31/07     $1.102     $1.155        27
         Lord Abbett Growth and Income Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.980     $1.049        79
         From 1/1/06 to 12/31/06     $1.049     $1.214        154
         From 1/1/07 to 12/31/07     $1.214     $1.239        177
         Lord Abbett Mid-Cap Value Portfolio - Class VC
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 4/29/05* to 12/31/05   $0.957     $1.082        10
         From 1/1/06 to 12/31/06     $1.082     $1.198         7
         From 1/1/07 to 12/31/07     $1.198     $1.190        14
         Phoenix Capital Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 10/8/02* to 12/31/02   $2.000     $1.498        0.3
         From 1/1/03 to 12/31/03     $1.498     $1.871        0.3
         From 1/1/04 to 12/31/04     $1.871     $1.938         3
         From 1/1/05 to 12/31/05     $1.938     $1.984         3
         From 1/1/06 to 12/31/06     $1.984     $2.021         9
         From 1/1/07 to 12/31/07     $2.021     $2.210         8
         Phoenix Growth and Income Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 10/8/02* to 12/31/02   $2.000     $1.556        0.3
         From 1/1/03 to 12/31/03     $1.556     $1.957         9
         From 1/1/04 to 12/31/04     $1.957     $2.134        24
         From 1/1/05 to 12/31/05     $2.134     $2.208        27
         From 1/1/06 to 12/31/06     $2.208     $2.553        47
         From 1/1/07 to 12/31/07     $2.553     $2.688        55
         Phoenix Mid-Cap Growth Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 9/11/02* to 12/31/02   $2.000     $1.362         3
         From 1/1/03 to 12/31/03     $1.362     $1.731         3
         From 1/1/04 to 12/31/04     $1.731     $1.824         3
         From 1/1/05 to 12/31/05     $1.824     $1.875         3
         From 1/1/06 to 12/31/06     $1.875     $1.928         3
         From 1/1/07 to 12/31/07     $1.928     $2.317         3
         Phoenix Money Market Series
         --------------------------------------------------------------
         --------------------------------------------------------------
         From 10/2/02* to 12/31/02   $2.000     $2.003         3
         From 1/1/03 to 12/31/03     $2.003     $1.990         2
         From 1/1/04 to 12/31/04     $1.990     $1.980        26
         From 1/1/05 to 12/31/05     $1.980     $2.005        49
         From 1/1/06 to 12/31/06     $2.005     $2.066        70
         From 1/1/07 to 12/31/07     $2.066     $2.139        91



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix Multi-Sector Fixed Income Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/04* to 12/31/04     $2.000     $2.583         9
        From 1/1/05 to 12/31/05      $2.583     $2.595        16
        From 1/1/06 to 12/31/06      $2.595     $2.737        18
        From 1/1/07 to 12/31/07      $2.737     $2.802        19
        Phoenix Multi-Sector Short Term Bond Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/04* to 12/31/04     $2.000     $1.062        15
        From 1/1/05 to 12/31/05      $1.062     $1.063        17
        From 1/1/06 to 12/31/06      $1.063     $1.109        17
        From 1/1/07 to 12/31/07      $1.109     $1.138        17
        Phoenix Strategic Allocation Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/11/02* to 12/31/02    $2.000     $1.767         6
        From 1/1/03 to 12/31/03      $1.767     $2.091        79
        From 1/1/04 to 12/31/04      $2.091     $2.218        89
        From 1/1/05 to 12/31/05      $2.218     $2.228        89
        From 1/1/06 to 12/31/06      $2.228     $2.478        89
        From 1/1/07 to 12/31/07      $2.478     $2.592        77
        Phoenix-Aberdeen International Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/8/02* to 12/31/02    $2.000     $1.721         1
        From 1/1/03 to 12/31/03      $1.721     $2.240         2
        From 1/1/04 to 12/31/04      $2.240     $2.671         2
        From 1/1/05 to 12/31/05      $2.671     $3.126        16
        From 1/1/06 to 12/31/06      $3.126     $3.930        98
        From 1/1/07 to 12/31/07      $3.930     $4.458        114
        Phoenix-Alger Small-Cap Growth Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/2/03* to 12/31/03    $2.000     $3.038         2
        From 1/1/04 to 12/31/04      $3.038     $3.062         2
        From 1/1/05 to 12/31/05      $3.062     $3.495         2
        From 1/1/06 to 12/31/06      $3.495     $4.121         3
        From 1/1/07 to 12/31/07      $4.121     $4.722         5
        Phoenix-Duff & Phelps Real Estate Securities Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 3/3/03* to 12/31/03     $2.000     $3.087         7
        From 1/1/04 to 12/31/04      $3.087     $4.104        18
        From 1/1/05 to 12/31/05      $4.104     $4.663        22
        From 1/1/06 to 12/31/06      $4.663     $6.308        35
        From 1/1/07 to 12/31/07      $6.308     $5.248        35
        Phoenix-Sanford Bernstein Mid-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/26/02* to 12/31/02   $2.000     $1.921        11
        From 1/1/03 to 12/31/03      $1.921     $2.673        11
        From 1/1/04 to 12/31/04      $2.673     $3.176        21
        From 1/1/05 to 12/31/05      $3.176     $3.378        14
        From 1/1/06 to 12/31/06      $3.378     $3.831        27
        From 1/1/07 to 12/31/07      $3.831     $3.856        31



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Phoenix-Sanford Bernstein Small-Cap Value Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 9/11/02* to 12/31/02    $2.000     $1.923         3
        From 1/1/03 to 12/31/03      $1.923     $2.730         3
        From 1/1/04 to 12/31/04      $2.730     $3.305         13
        From 1/1/05 to 12/31/05      $3.305     $3.506         4
        From 1/1/06 to 12/31/06      $3.506     $4.040         14
        From 1/1/07 to 12/31/07      $4.040     $3.904         17
        Phoenix-Van Kampen Comstock Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/8/02* to 12/31/02    $2.000     $1.588         1
        From 1/1/03 to 12/31/03      $1.588     $1.942         1
        From 1/1/04 to 12/31/04      $1.942     $2.164         12
        From 1/1/05 to 12/31/05      $2.164     $2.252         12
        From 1/1/06 to 12/31/06      $2.252     $2.688         10
        From 1/1/07 to 12/31/07      $2.688     $2.594         12
        Phoenix-Van Kampen Equity 500 Index Series
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/26/02* to 12/31/02   $2.000     $1.530         13
        From 12/2/03 to 12/31/03     $1.530     $1.906         13
        From 1/1/04 to 12/31/04      $1.906     $2.067         13
        From 1/1/05 to 12/31/05      $2.067     $2.115         13
        From 1/1/06 to 12/31/06      $2.115     $2.385         16
        From 1/1/07 to 12/31/07      $2.385     $2.468         16
        Rydex Variable Trust Inverse Government Long Bond Strategy Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/04* to 12/31/04     $2.000     $0.927         11
        From 1/1/05 to 12/31/05      $0.927     $0.867         30
        From 1/1/06 to 12/31/06      $0.867     $0.925         30
        From 1/1/07 to 12/31/07      $0.925     $0.872         30
        Rydex Variable Trust Nova Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/04* to 12/31/04     $2.000     $1.259         2
        From 1/1/05 to 12/31/05      $1.259     $1.410         37
        From 1/1/06 to 12/31/06      $1.410     $1.660         2
        From 1/1/07 to 12/31/07      $1.660     $1.657         36
        Rydex Variable Trust Sector Rotation Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/05* to 12/31/05     $1.242     $1.414         27
        From 1/1/06 to 12/31/06      $1.414     $1.554         2
        From 1/1/07 to 12/31/07      $1.554     $1.883         2
        Templeton Developing Markets Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/07 to 12/31/07      $1.135     $1.357         1
        Templeton Foreign Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 2/3/03* to 12/31/03     $2.000     $2.139         1
        From 1/1/04 to 12/31/04      $2.139     $2.503         4
        From 1/1/05 to 12/31/05      $2.503     $2.722         6
        From 1/1/06 to 12/31/06      $2.722     $3.263         5
        From 1/1/07 to 12/31/07      $3.263     $3.718         5



*Date subaccount began operations.

                                   Subaccount Subaccount     Units
                                   Unit Value Unit Value Outstanding at
                                   Beginning     End     End of Period
                Subaccount         of Period  of Period   (Thousands)
        ---------------------------------------------------------------
        Templeton Growth Securities Fund - Class 2
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/26/02* to 12/31/02   $2.000     $1.639        12
        From 1/1/03 to 12/31/03      $1.639     $2.137        12
        From 1/1/04 to 12/31/04      $2.137     $2.447        26
        From 1/1/05 to 12/31/05      $2.447     $2.630        12
        From 1/1/06 to 12/31/06      $2.630     $3.162        12
        From 1/1/07 to 12/31/07      $3.162     $3.194        12
        Wanger International Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/04* to 12/31/04     $2.000     $2.962         1
        From 1/1/05 to 12/31/05      $2.962     $3.404         1
        From 1/1/06 to 12/31/06      $3.404     $4.570         1
        From 1/1/07 to 12/31/07      $4.570     $5.492         1
        Wanger International Small Cap
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 10/8/02* to 12/31/02    $2.000     $1.732        0.2
        From 1/1/03 to 12/31/03      $1.732     $2.545         3
        From 1/1/04 to 12/31/04      $2.545     $3.272        19
        From 1/1/05 to 12/31/05      $3.272     $3.925         9
        From 1/1/06 to 12/31/06      $3.925     $5.314        15
        From 1/1/07 to 12/31/07      $5.314     $6.100        15
        Wanger Select
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 1/1/04* to 12/31/04     $2.000     $2.916         1
        From 1/1/05 to 12/31/05      $2.916     $3.180         1
        From 1/1/06 to 12/31/06      $3.180     $3.757         1
        From 1/1/07 to 12/31/07      $3.757     $4.057         1
        Wanger U.S. Smaller Companies
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        From 12/26/02* to 12/31/02   $2.000     $1.747        12
        From 1/1/03 to 12/31/03      $1.747     $2.470        12
        From 1/1/04 to 12/31/04      $2.470     $2.885        13
        From 1/1/05 to 12/31/05      $2.885     $3.168        13
        From 1/1/06 to 12/31/06      $3.168     $3.373        12
        From 1/1/07 to 12/31/07      $3.373     $3.508        12



*Date subaccount began operations.

                                                                    [Version D]

                           Phoenix Spectrum Edge(R)+
                       PHL Variable Accumulation Account
          Issued by: PHL Variable Insurance Company ("PHL Variable")


 PROSPECTUS                                                       May 1, 2008


  This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and Contact Value to one or more of the investment options of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each investment option will be used to purchase, at net asset value, shares of a series in the following designated funds.



 AIM Variable Insurance Funds - Series  .  Phoenix Money Market Series
 I Shares                               .  Phoenix Multi-Sector Fixed Income
 .  AIM V.I. Capital Appreciation Fund     Series
 DWS Scudder Investments VIT Funds -    .  Phoenix Multi-Sector Short Term
 Class A                                   Bond Series
 .  DWS Equity 500 Index VIP            .  Phoenix Strategic Allocation Series
 .  DWS Small Cap Index VIP             .  Phoenix-Aberdeen International
 Federated Insurance Series                Series
 .  Federated Fund for U.S. Government  .  Phoenix-Alger Small-Cap Growth
    Securities II                          Series
 .  Federated High Income Bond Fund II  .  Phoenix-Duff & Phelps Real Estate
    - Primary Shares                       Securities Series
 Fidelity(R) Variable Insurance         .  Phoenix Dynamic Asset Allocation
 Products - Service Class                  Series: Aggressive Growth/1/
 .  Fidelity VIP Contrafund(R)          .  Phoenix Dynamic Asset Allocation
    Portfolio                              Series: Growth/1/
 .  Fidelity VIP Growth Opportunities   .  Phoenix Dynamic Asset Allocation
    Portfolio                              Series: Moderate/1/
 .  Fidelity VIP Growth Portfolio       .  Phoenix Dynamic Asset Allocation
 .  Fidelity VIP Investment Grade Bond     Series: Moderate Growth/1/
    Portfolio                           .  Phoenix-Sanford Bernstein Mid-Cap
 Franklin Templeton Variable Insurance     Value Series
 Products Trust - Class 2               .  Phoenix-Sanford Bernstein
 .  Franklin Income Securities Fund        Small-Cap Value Series
 .  Mutual Shares Securities Fund       .  Phoenix-Van Kampen Comstock Series
 .  Templeton Developing Markets        .  Phoenix-Van Kampen Equity 500
    Securities Fund                        Index Series/ /
 .  Templeton Foreign Securities Fund   PIMCO Variable Insurance Trust -
 .  Templeton Growth Securities Fund    Advisor Class
 Lord Abbett Series Fund, Inc. - Class  .  PIMCO VIT CommodityRealReturn/TM/
 VC                                        Strategy Portfolio
 .  Lord Abbett Bond-Debenture          .  PIMCO VIT Real Return Portfolio
    Portfolio                           .  PIMCO VIT Total Return Portfolio
 .  Lord Abbett Growth and Income       Sentinel Variable Products Trust
    Portfolio                           .  Sentinel Variable Products
 .  Lord Abbett Mid-Cap Value Portfolio    Balanced Fund
 Neuberger Berman Advisers Management   .  Sentinel Variable Products Bond
 Trust - Class S                           Fund
 .  Neuberger Berman AMT Small Cap      .  Sentinel Variable Products Common
    Growth Portfolio                       Stock Fund
 .  Neuberger Berman AMT Guardian       .  Sentinel Variable Products Mid Cap
    Portfolio                              Growth Fund
 Oppenheimer Variable Account Funds -   .  Sentinel Variable Products Small
 Service Shares                            Company Fund
 .  Oppenheimer Capital Appreciation    Summit Mutual Funds, Inc. - Summit
    Fund/VA                             Pinnacle Series
 .  Oppenheimer Global Securities       .  Summit S&P MidCap 400 Index
    Fund/VA                                Portfolio
 .  Oppenheimer Main Street Small Cap   The Universal Institutional Funds,
    Fund/VA                             Inc. - Class II Shares
 The Phoenix Edge Series Fund           .  Van Kampen UIF Equity and Income
 .  Phoenix Capital Growth Series          Portfolio
 .  Phoenix Growth and Income Series    Wanger Advisors Trust
 .  Phoenix Mid-Cap Growth Series       .  Wanger International Select
                                        .  Wanger International Small Cap/2/
                                        .  Wanger Select
                                        .  Wanger U.S. Smaller Companies/3/


/1/Closed to new investment on March 24, 2008./ 2/Effective June 1, 2008, to be known as Wanger International. /3/Effective June 1, 2008, to be known as Wanger
                USA. See Appendix A for additional information.

  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.
  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2008, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

      [GRAPHIC]                                [GRAPHIC]

                PHL Variable Insurance Company           Tel. 800/541-0171
                Annuity Operations Division
                PO Box 8027
                Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                            Page
-------------------------------------------------------

Glossary or Special Terms.........................    3
Summary of Expenses...............................    4
Contract Summary..................................    7
Financial Highlights..............................    9
Financial Statements..............................    9
Performance History...............................   10
The Variable Accumulation Annuity.................   10
PHL Variable and the Separate Account.............   10
The Variable Investment Options...................   10
GIA...............................................   11
MVA...............................................   12
Deductions and Charges............................   12
 Annual Administrative Charge.....................   12
 Daily Administrative Fee.........................   13
 Market Value Adjustment..........................   13
 Guaranteed Minimum Accumulation Benefit Fee......   13
 Guaranteed Minimum Income Benefit Rider Fee......   13
 Guaranteed Minimum Withdrawal Benefit Fee........   13
 Mortality and Expense Risk Fee...................   14
 Surrender Charges................................   14
 Tax..............................................   14
 Transfer Charge..................................   15
 Reduced Charges, Credits and Bonus Guaranteed
   Interest Rates for Eligible Groups.............   15
The Accumulation Period...........................   15
 Accumulation Units...............................   15
 Accumulation Unit Values.........................   15
 Purchase of Contracts............................   15
 Additional Programs..............................   16
 Optional Benefits................................   19
 Surrender of Contract and Withdrawals............   24
 Contract Termination.............................   24
 Payment Upon Death Before Maturity Date..........   24
Internet, Interactive Voice Response and Telephone
  Transfers.......................................   26
Market Timing and Other Disruptive Trading........   26


Heading                                            Page

The Annuity Period................................   28
 Annuity Payments.................................   28
 Annuity Payment Options..........................   28
 Payment Upon Death After Maturity................   30
Variable Account Valuation Procedures.............   30
 Valuation Date...................................   30
 Valuation Period.................................   30
 Accumulation Unit Value..........................   31
 Net Investment Factor............................   31
Miscellaneous Provisions..........................   31
 Assignment.......................................   31
 Payment Deferral.................................   31
 Free Look Period.................................   31
 Amendments to Contracts..........................   32
 Substitution of Fund Shares......................   32
 Ownership of the Contract........................   32
 Inherited/Stretch Annuity Feature................   32
Federal Income Taxes..............................   33
 Introduction.....................................   33
 Income Tax Status................................   33
 Taxation of Annuities in General--Nonqualified
   Plans..........................................   33
 Additional Considerations........................   34
 Owner Control....................................   35
 Diversification Standards........................   35
 Taxation of Annuities in General--Qualified Plans   36
Sales of Variable Accumulation Contracts..........   39
Servicing Agent...................................   41
State Regulation..................................   41
Reports...........................................   41
Voting Rights.....................................   41
Texas Optional Retirement Program.................   41
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries....   41
SAI Table of Contents.............................   42
Appendix A--Investment Options....................  A-1
Appendix B--Deductions for Taxes..................  B-1
Appendix C--Financial Highlights..................  C-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms marked by italics when they first appear are defined below.

Account Value: The value of all assets held in the Separate Account.


Accumulation Unit: A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the maturity date and amounts held under Annuity Payment Option L.

Accumulation Unit Value: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.


Annuitant(s)/Joint Annuitant: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

Annuity Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


Annuity Unit: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value: On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


Claim Date: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

Contract Date: The date that the initial premium payment is invested under a contract.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the contract.


Contract Value: Prior to the maturity date, the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the Contract Value is the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.


Death Benefit Options: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

Fixed Payment Annuity: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.


Inherited/Stretch Annuity: A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner's Contract.


MVA: An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. The MVA is described in a separate prospectus.

Maturity Date: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95/th/ birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

Minimum Initial Payment: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

..  Nonqualified plans--$5,000
..  Bank draft program--$50
..  Qualified plans--$2,000

Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PHL Variable (our, us, we, company): PHL Variable Insurance Company.

Valuation Date: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.


CONTRACT OWNER TRANSACTION EXPENSES                      This table describes the fees and expenses that you will pay
  Deferred Surrender Charge (as a percentage             at the time that you surrender the contract or transfer value
  of amount surrendered:                                 between the investment options. State premium taxes may
     Age of Premium Payment in Complete Years 0.... 7%   also be deducted.
     Age of Premium Payment in Complete Years 1.... 6%
     Age of Premium Payment in Complete Years 2.... 5%
     Age of Premium Payment in Complete Years 3.... 4%
     Age of Premium Payment in Complete Years 4.... 3%
     Age of Premium Payment in Complete Years 5.... 2%
     Age of Premium Payment in Complete Years 6.... 1%
     Age of Premium Payment thereafter............. None

  Transfer Charge/1/
     Current....................................... None
     Maximum....................................... $20


ANNUAL ADMINISTRATIVE CHARGE                          This table describes the fees and expenses that you will pay
  Current/2/..................................    $35 periodically during the time that you own the contract, not
  Maximum.....................................    $35 including annual fund fees and expenses.

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

  Death Benefit Option 1 - Return of Premium
  Mortality and Expense Risk Fee.............. 1.075%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses...... 1.200%

  Death Benefit Option 2 - Annual Step-up
  Mortality and Expense Risk Fee.............. 1.225%
  Daily Administrative Fee....................  .125%
  Total Annual Separate Account Expenses...... 1.350%

/1/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge." /2/ This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."

                             Optional Benefit Fees

       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

 Only one of the following guaranteed minimum benefit options can be elected. Consult with your financial advisor as to whether the GMAB, the GMIB, or the
                       GMWB fits your particular needs.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE/1,4/

(as a percentage of the greater of the Guaranteed Amount and Contract Value)
       Current rate, effective 5/1/08.......................  .75%
       Maximum.............................................. 1.00%


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE/2,4/

(as a percentage of the greater of the Guaranteed Annuitization Value or Contract Value)
       Current rate, effective 5/1/08.............................  .75%
       Maximum.................................................... 1.00%

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE/3/
              (Effective May 1, 2007)

(as a percentage of the greater of the Benefit Base and Contract Value)

Single Life Option                     Spousal Life Option
Current............... 0.75%           Current................  .95%
Maximum............... 1.50%           Maximum................ 1.50%


/1/The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
/2/The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
/3/The Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which option you elect. For GMWB, the current fee applies at the time you elect the benefit. The fee percentage may be subject to increases after election, but will not exceed the maximum charge of 1.50%. See "Optional Benefits."

/4/For current rates effective in prior periods, please contact the Annuity
   Operations Division.



                                                  The table below shows the minimum and maximum fees and
                                                  expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you
TOTAL ANNUAL FUND OPERATING EXPENSES              may pay indirectly during the time that you own the contract.
                                Minimum Maximum   More detail concerning each of the fund's fees and expenses
                                ------- -------   is contained in the prospectus for each fund. Total Annual
  Gross Annual Fund Operating
  Expenses.....................  0.31%   1.73%
  Net Annual Fund Operating
  Expenses/1/..................  0.28%   1.73%


1 Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

These examples will help you compare the cost of investing in the contract if you elect the GMWB Spousal Life Option. These elections will result in the highest total cost of investing in this contract.

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                        $1,236 $2,249  $3,236   $5,773

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                        $1,251 $2,289  $3,298   $5,871


If you do not surrender or do not annuitize your contract at the end of the applicable time period, your maximum costs would be:


                        Death Benefit Option 1
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                         $606. $1,799  $2,966   $5,773

                        Death Benefit Option 2
                        ----------------------

                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------

                         $621. $1,839  $3,028   $5,871



These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/07.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the left.

Contract Summary
--------------------------------------------------------------------------------

  This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview
  It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

  The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. For more information, see "Investments of the Separate Account," "GIA" and "MVA."

  You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

  Annuities that are offered to fund a qualified plan, such as an Individual Retirement Account, do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.

Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Variable Accumulation Contracts" section of this prospectus.


Investment Features

Flexible Premium Payments
.. Other than the minimum initial payment, there are no required premium payments.

..  You may make premium payments anytime until the maturity date.

..  You can vary the amount and frequency of your premium payments.

Minimum Premium Payment
.. Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

Allocation of Premium Payments and Contract Value

.. Premium payments are invested in one or more of the investment options, GIA and the MVA. (GIA is not available in Massachusetts). The MVA is not available for investment after the Maturity Date. Each investment option invests directly in a professionally managed fund.

.. Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity

 Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Disruptive Trading and Market Timing."

.. Transfers between the investment options and from the investment options into the MVA are subject to disruptive trading and market timing restrictions. For more information, see "Disruptive Trading and Market Timing." Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.

.. The Contract Value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.

.. The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued after May 1, 2008, subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).


..  Payments and transfers to the GIA are subject to a maximum GIA percentage.
   The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

..  If you purchase a contract with the Guaranteed Minimum Accumulation Benefit
   (GMAB) or the Guaranteed Minimum Withdrawal Benefit (GMWB), you must also elect an asset allocation or strategic program through which to allocate your premium payments and Contract Value. If you purchase a contract without GMAB or GMWB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the program, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

.. You may elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

Withdrawals
..  You may partially or fully surrender the contract anytime for its Contract
   Value less any applicable surrender charge, market value adjustment and premium tax.

.. Each year you may withdraw part of your Contract Value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."


..  Withdrawals may be subject to a 10% penalty tax. For more information, see
   "Federal Income Taxes."


Deductions and Charges

From the Contract Value
.. Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges."


.. Guaranteed Minimum Accumulation Benefit fee--The current fee is 0.75% multiplied by the greater of the guaranteed amount and the contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

.. Guaranteed Minimum Income Benefit Rider fee--The current fee is 0.75% multiplied by the greater of the guaranteed annuitization value and the contract value on the date the fee is deducted. For more information, see "Deductions and Charges."


.. Guaranteed Minimum Withdrawal Benefit fee--the fee percentage will vary depending on which option of GMWB you elect. The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date the fee is deducted.

 -------------------------------------------------------------------------------
                         GMWB - Effective May 1, 2007
 -------------------------------------------------------------------------------
          Single Life Option                      Spousal Life Option
 -------------------------------------------------------------------------------
                 0.75%                                   0.95%
 -------------------------------------------------------------------------------

  We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

.. Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

.. Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

                ------------------------------------------------
                Percent          7%  6%  5%  4%  3%  2%  1%  0%
                ------------------------------------------------
                Complete Premium 0   1   2   3   4   5   6   7+
                Payment Years
                ------------------------------------------------

  For more information, see "Deductions and Charges."


Nursing Home Waiver
  For contracts issued on or after August 18, 2008, you may surrender all or a portion of the contract value, adjusted by any applicable market value adjustment prior to the maturity date and we will waive the surrender charge, provided that:

..  more than one year has elapsed since the contract date; and

.. the withdrawal is requested within two years of the owner's admission into a licensed nursing home facility; and

.. the owner has been confined to the licensed nursing home facility (as defined below) for at least the preceding 120 days.

  A licensed nursing home facility is defined as a state licensed hospital or state licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis. The owner must provide us with satisfactory evidence of confinement by written notice. There is no fee for this waiver. This waiver is subject to state approval.

Terminal Illness Waiver
  For contracts issued on or after August 18, 2008, prior to the maturity date, you may surrender all or a portion of the contract value, adjusted by any applicable market value adjustment, without a surrender charge in the event of the owner's terminal illness. Terminal Illness is defined as an illness or condition that is expected to result in the owner's death within six months. The owner must provide us with a satisfactory written notice of terminal illness by a licensed physician, who is not the owner or a member of the owner's family. We reserve the right to obtain a second medical opinion from a physician of our choosing at our expense. There is no fee for this waiver. This waiver is subject to state approval.


.. Taxes--taken from the Contract Value upon premium payments or commencement of annuity payments.

  . PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Tax" and Appendix B.

.. Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

From the Separate Account
.. Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

.. Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

Death Benefit
  The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

Death Benefit Options
  The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

  For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

Additional Information

Free Look Period
  You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the Contract Value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

  For more information, see "Free Look Period."

Termination
  If on any valuation date the total Contract Value equals zero, the contract will immediately terminate.

Financial Highlights
--------------------------------------------------------------------------------


  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only.


  More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

  There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of PHL Variable Accumulation Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information
(SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


The Variable Accumulation Annuity
--------------------------------------------------------------------------------


  The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.


PHL Variable and the Separate Account
--------------------------------------------------------------------------------

  We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06103-2899.

  PHL Variable is wholly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.

  On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.


  Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

  Contributions to the GIA and MVA are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. The MVA is a non-unitized separate account established pursuant to Connecticut insurance law. For more complete information see "GIA" and "MVA."


The Variable Investment Options
--------------------------------------------------------------------------------


  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

  The underlying funds offered through this product are selected by the company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.


  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.


Administrative, Marketing and Support Service Fees

  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.



  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.

  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the company. The amount of the fee that an underlying fund and its affiliates pay the company and/or the company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.


GIA
--------------------------------------------------------------------------------

  Note: Currently if you elect GMAB or GMWB, you cannot transfer or allocate premiums and Contract Values to the GIA. Your premiums must be allocated in accordance to an asset allocation or strategic program. We may remove this restriction at any time in the future, e.g. if you participate in an Enhanced Dollar Cost Averaging Program.

  In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

  We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


  Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Contract Value in the GIA as of the date of the transfer. Also, the Contract Value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:


                     .Year One:     25% of the total value
                     .Year Two:     33% of remaining value
                     .Year Three:   50% of remaining value
                     .Year Four:    100% of remaining value

  Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract. Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA Restrictions
  Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval. GIA is not available in Massachusetts.

MVA
--------------------------------------------------------------------------------

  The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.


  We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the investment options of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.


  We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contract us to determine the current guarantee periods being offered.

  Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

  A market value adjustment will not be applied upon the payment of the death benefit.

  The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

Deductions and Charges
--------------------------------------------------------------------------------

Annual Administrative Charge
  We deduct an annual administrative charge from the Contract Value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


  The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your Contact Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

Daily Administrative Fee

  We make a daily deduction from the Contract Value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)


Market Value Adjustment
  Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

Guaranteed Minimum Accumulation Benefit Fee

  If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. For contracts issued beginning on May 1, 2008, the fee is 0.75% multiplied by the greater of the guaranteed amount and the contract value on the date the fee is deducted. The fee is deducted on each contract anniversary during the ten-year term. If this rider terminates on the contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option, GIA and MVA. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

  The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.750%, multiplied by the greater of the guaranteed amount and Contract Value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.


  If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Income Benefit Rider Fee

  If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. For contracts issued beginning on May 1, 2008, the fee is 0.75% multiplied by the greater of the guaranteed annuitization value and the contract value on the date the fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contact Value with each investment option, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate Contact Value of each investment option, GIA and MVA. We will waive the rider fee if the Contact Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

  The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.750% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted.


  If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit Fee

  If the Guaranteed Minimum Withdrawal Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


  The fee percentage will vary depending on when you elect GMWB and which option of GMWB you elect. The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The current fee percentages are listed below:

 -------------------------------------------------------------------------------
                         GMWB - Effective May 1, 2007
 -------------------------------------------------------------------------------
          Single Life Option                      Spousal Life Option
 -------------------------------------------------------------------------------
                 0.75%                                   0.95%
 -------------------------------------------------------------------------------

  We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

  If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.

Mortality and Expense Risk Fee

  We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The maximum charge, which is the charge currently in effect, under each death benefit option is equal to the following percentages on an annual basis:


 -----------------------------------------------------------------------------
       Death Benefit Option 1 -               Death Benefit Option 2 -
           Return of Premium                       Annual Step-up
 -----------------------------------------------------------------------------
                1.075%                                 1.225%
 -----------------------------------------------------------------------------

  Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

  In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

  No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

  We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

Surrender Charges
  A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are contingent charges because they are paid only if you surrender your contract within the surrender period. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received. The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the Contact Value. In the first contract year, you may withdraw up to 10% of the Contact Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contact Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contact Value as of the last contract anniversary.

  The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

                ------------------------------------------------
                Percent          7%  6%  5%  4%  3%  2%  1%  0%
                ------------------------------------------------
                Complete Premium 0   1   2   3   4   5   6   7+
                Payment Years
                ------------------------------------------------


  Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.


  Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see "MVA" or refer to the MVA prospectus.

Tax
  Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

  We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Transfer Charge
  Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

Reduced Charges, Credits and Bonus Guaranteed Interest Rates for Eligible Groups
  We may reduce or eliminate the mortality and expense risk fee or the contingent deferred sales charge or the contingent deferred sales charge period, or credit excess interest, when sales or exchanges of the contracts are made to certain eligible groups that result in savings of sales or administrative expenses, lower taxes, or lower risks to us. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of anticipated premium payments;

(3)whether there is a preexisting relationship with the Company such as being a contract holder under a co-insurance or other financial arrangement; an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  Any reduction or elimination of the mortality and expense risk fee or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

Other Charges
  As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

The Accumulation Period
--------------------------------------------------------------------------------

  The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

Accumulation Units

  An Accumulation Unit is used to calculate the value of a contract. Each investment option has a corresponding Accumulation Unit Value. The number of accumulation units of an investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that investment option next determined after receipt of the premium payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.


Accumulation Unit Values

  On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.


Purchase of Contracts
  Generally, we require minimum initial premium payments of:

..  Nonqualified plans--$5,000

  .  We require minimum subsequent premium payments of $100.

..  Bank draft program--$50


  . You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available investment option or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.


..  Qualified plans--$2,000

  .  We require minimum subsequent premium payments of $100.

  The initial payment is due and payable before the contract becomes effective. We require minimum subsequent premium payments of $100.

  The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.


  Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.


  Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Benefits."


  Premium payments received under the contract will be allocated in any combination to any investment option, GIA, MVA, or program described in this prospectus in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


  For certain eligible groups, we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)the make-up and size of the prospective group;
(2)the method and frequency of premium payments; and
(3)the amount of compensation to be paid to registered representatives on each premium payment.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

  Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum
Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA.

Additional Programs
  You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB or GMWB, you must also elect an asset allocation or strategic program on the Contract Date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).


  We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.


  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.



Selecting a Program and Option
  If you purchase a contract without GMAB or GMWB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.


Program Required for GMAB and GMWB

  If you purchase a contract with GMAB or GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. When you participate in a program 100% of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and option within that program.

  You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB or GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB or GMWB if it already terminated. If a program is eliminated while GMAB or GMWB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB or GMWB will terminate without value.


  The following programs are currently available:

..  Franklin Templeton Founding Investment Strategy

  Through the Franklin Templeton Founding Investment Strategy, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.


  .  Franklin Income Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%

..  Phoenix-Ibbotson Strategic Asset Allocation

  PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

  .  Conservative Portfolio
  .  Moderately Conservative Portfolio
  .  Moderate Portfolio
  .  Moderately Aggressive Portfolio
  .  Aggressive Portfolio


  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate
  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth
  .  Phoenix Dynamic Asset Allocation Series: Growth
  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


  If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

Asset Rebalancing Program

  The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA or the MVA. We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.


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  The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.


Dollar Cost Averaging Program

  The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


  Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

  All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding valuation date.


  The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program. Except as described below, the Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.


  The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

  For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.


  We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.



  You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.

  In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.

  After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.

  We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.

Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
  If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:

   1.Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and

   2.Asset Rebalancing with monthly rebalancing in the Franklin Templeton
     Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.

  If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.


Interest Investment Program

  We may at different times offer an Interest Investment Program. Under this program, interest earned on premium payments allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.


  You may elect to transfer interest earned on premium payments allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next valuation date.

  You must maintain a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA

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

drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

  Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

  The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

  The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

Systematic Withdrawal Program

  Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.


  The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

  You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no cost associated with participating in this program.

Optional Benefits
  For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the Contract Date unless otherwise stated. If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.

  Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

  If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your registered representative.

Guaranteed Minimum Accumulation Benefit ("GMAB")
  The GMAB provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

  A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

  The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

  The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested through an asset allocation or strategic program for the term of the benefit.


  The GMAB is also available to you if you are the beneficiary of a deceased Owner's Contract issued to the Owner by another company and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is also available to you if you are the beneficiary of a deceased Owner's annuity contract, other than a Phoenix Spectrum Edge(R)+ Contract, the contract was issued to the Owner by Us, and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is not available to you if you are the beneficiary of a deceased Owner's Phoenix Spectrum Edge(R)+ Contract issued to the Owner by Us and are utilizing this Contract as an Inherited/Stretch Annuity.


Guaranteed Amount
  The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus
(B) minus (C), where:

   A =the Contact Value on the rider date.

   B =100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

   C =pro rata adjustment for withdrawals from the contract during the term.
      The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contact Value immediately prior to the withdrawal.

  Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

Additional Amount
  If on the last day of the term:

.. the Contact Value is less than the guaranteed amount base; we will add an additional amount to the Contact Value equal to the difference between the Contact Value and the guaranteed amount.

.. the Contact Value is greater than or equal to the guaranteed amount base, we will add an additional amount to the Contact Value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount
   Factor 2 and 1.00.

.. the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the Contact Value will

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

 reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

  If on any day following the rider date, any portion of the Contact Value is no longer invested according to an asset allocation or strategic program established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the Contact Value.

Benefit Termination
  This benefit will terminate at the end of the term or upon the occurrence of any of the following:

.. the date that any portion of the Contact Value is not invested according to an asset allocation or strategic program established and maintained by us for the benefit;

..  the date that a full surrender is made;

.. the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

..  the date the contract annuitizes; or

..  the date the contract terminates for any reason.

  If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

Guaranteed Minimum Income Benefit Rider ("GMIB")
  This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

  The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60/th/ birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it, upon written notice, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90/th/ birthday.

  A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.


  The GMIB is also available to you if you are the beneficiary of a deceased Owner's Contract issued to the Owner by another company and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is also available to you if you are the beneficiary of a deceased Owner's annuity contract, other than a Phoenix Spectrum Edge(R)+ Contract, the contract was issued to the Owner by Us, and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is not available to you if you are the beneficiary of a deceased Owner's Phoenix Spectrum Edge(R)+ Contract issued to the Owner by Us and are utilizing this Contract as an Inherited/Stretch Annuity.


Guaranteed Annuitization Value
  On and before the contract anniversary following the older annuitant's 80/th/ birthday, the guaranteed annuitization value shall be equal to the lesser of
(i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the Contact Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

   B =the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

   C =the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

   D =any tax that may be due.

After the contract anniversary following the older annuitant's 80/th/ birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

   A =the guaranteed annuitization value on the contract anniversary following the older annuitant's 80/th/ birthday.

   B =the sum of premium payments made after the contract anniversary following the older annuitant's 80/th/ birthday.

   C =the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 80/th/ birthday.

   D =any tax that may be due.

Guaranteed Annuitization Value Reduction
  A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the guaranteed annuitization value reduction for those withdrawals is equal to the sum of the withdrawals. To the

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

extent that withdrawals in a rider year exceed a maximum annual amount, then the guaranteed annuitization value reduction for those excess withdrawals will reduce the guaranteed annuitization value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the guaranteed annuitization value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

  The guaranteed annuitization value reduction is equal to the sum of A and B where:

   A =the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and B =(a) multiplied by (b), where:

    (a) =the guaranteed annuitization value immediately prior to the withdrawal less the value determined in "A" above;
    (b) =1 minus the result of (c) divided by (d), where:
    (c) =the Contract Value after the withdrawal, and
    (d) =the Contract Value before the withdrawal less the value determined in "A" above.

Effective Annual Rate
  On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contact Value as described below:

  After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contact Value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.

  Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contact Value on any of the following dates:

1.each date we process a premium payment.
2.each date we process a transfer.
3.each date we process a withdrawal.
4.each contract anniversary.

Rider Fee
  There is a fee associated with the GMIB rider. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges".

Termination of This Rider
  You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1.the 30/th/ day after the last contract anniversary that occurs after the older Annuitant's 90/th/ birthday;
2.the termination of the contract to which this rider is attached;

3.the date a death benefit becomes payable under the contract to which this rider is attached;

4.the date annuity payments commence under the contract to which this rider is attached; and

5.the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB Annuity Payment Options
  Under this rider, you may only elect one of the following annuity payment options:

  GMIB Option A -- Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

  GMIB Option B -- Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

  GMIB Option D -- Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

  GMIB Option F -- Joint and Survivorship Life Annuity with 10-Year Period
Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

Payment Upon Death After Maturity Date

  If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of


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


this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")


  If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


  If the spouse is the beneficiary, see Spousal Beneficiary Contract
Continuance.


                   Important Information regarding the GMIB
   While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

.. The GMIB does not provide Contact Value or in any way guarantee the investment performance of any investment option available under the contract.

..  The GMIB is irrevocable once elected.

.. You may not change any annuitant or joint annuitant while the GMIB is in effect.

.. The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

.. You should consult with a qualified financial advisor if you are considering the GMIB.

.. The GMIB is only available if approved in your state and if we offer it for use with the contract.

Guaranteed Minimum Withdrawal Benefit (GMWB)
  This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. While the contract is in effect, you will maintain the guarantee if you don't make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals while the contract is in effect, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the "Optional Benefit Fees" chart and refer to "Deductions and Charges" above.

  Currently we allow you to elect GMWB only on the Contract Date. We may remove this restriction in the future.


  The GMWB is not available to you if you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity.


Asset Allocation or Strategic Program Requirement
  If you purchase GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. We reserve the right to restrict availability of investment options.


  Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.


  Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.

GMWB (effective May 1, 2007)
  GMWB guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the Annual Benefit Amount, until the first death of any Covered Person if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.

Benefit Eligibility Date
  The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

  The Benefit Eligibility Date when the Single Life Option is in effect is the later of the date that this rider is added to the contract (the "rider date") and the contract anniversary on or following the date the youngest Covered Person attains age 60.

  The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse's date of death, and
(b) the contract anniversary on or following the surviving spouse attaining age 65.

Covered Person
  The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

Single Life Option
  Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person.

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

If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

Spousal Life Option
  Covered Persons must be two legal spouses under Federal law. If there is only one designated owner, the Covered Persons must be the owner and the owner's spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.

Annual Benefit Amount
  If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.

  Prior to the Benefit Eligibility Date, the Annual Benefit Amount is equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.

Benefit Base
  The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.

Subsequent Premium Payments
  When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount.

Withdrawals Prior to Benefit Eligibility Date
  Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.

Withdrawals On or After Benefit Eligibility Date
  On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.

  . If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

  . If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.

  . Withdrawals taken to meet the Required Minimum Distribution requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.

Roll-Up
  On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by 5.0% of the Benefit Base on the prior contract anniversary. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.

Automatic Step-Up
  On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.

  We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage of 1.50%. If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.

Contract Value Reduced to Zero
  When the Contract Value is reduced to zero, the contract terminates. In addition, all rights under the contract and the rider terminate other than as described below.

  We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

  If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount.

The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.

  If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.

  Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.

  Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.

Cancellation
  You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.

Termination of Benefit
  This benefit will terminate without value on the occurrence of any of the following dates:

.. the date of first death of the Covered Person(s) for the Single Life Option, or the date of last death of the Covered Persons for the Spousal Life Option;

.. the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);

.. the date annuity payments commence under an Annuity Payment Option as described in the contract;

..  the date the contract to which this benefit is attached terminates;

..  the date any investment restriction is violated;

..  the date both the Contract Value and Benefit Base have been reduced to zero;
   or

..  the date the contract Owners elect in writing to terminate the benefit.

Surrender of Contract and Withdrawals
  If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L.

  Prior to the maturity date, you may withdraw up to 10% of the Contact Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the Contact Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


  The appropriate number of accumulation units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contact Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code
Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


  Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

Contract Termination
  The contract will terminate if on any valuation date the Contact Value is zero. PHL Variable will notify you in writing that the contract has terminated.

Payment Upon Death Before Maturity Date

When is the Death Benefit Payable?
  A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

Who Receives Payment?


..  Death of an Owner/Annuitant
  If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant's beneficiary. If the spouse is the beneficiary, see "Spousal Beneficiary Contract Continuance."


..  Death of an Owner - Multiple Owners
  If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

..  Death of an Annuitant who is not the Owner

  If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of the annuitant or joint annuitant will not cause the death benefit to be paid.

..  Death of Owner who is not the Annuitant
  If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner's beneficiary, unless the beneficiary is the spouse. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see "Spousal Beneficiary Contract Continuance."


..  Spousal Beneficiary Contract Continuance

  If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new Contract Value for the continued contract and the current death benefit option will remain in effect.


..  Ownership of the Contract by a Non-Natural Person

  If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.


What is the Death Benefit Amount?
  The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

..  Death Benefit Option 1--Return of Premium
  Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

     a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or

     b)  the Contact Value on the claim date.


  For contracts issued in the state of Indiana, the death benefit is equal to the contract value on the claim date.


..  Death Benefit Option 2--Annual Step-up
  This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

  Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:

     a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
     b)  the Contact Value on the claim date; or
     c)  the annual step-up amount (as defined below).

  Upon the death of the owner who has attained age 80, the death benefit is the greater of:

     a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or

     b)  the Contact Value on the claim date.

  If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

  Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the Contact Value and the death benefit (prior to the withdrawal) on the withdrawal date.

  Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the Contact Value.


  Death benefit proceeds will be payable in a single lump sum and you should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check.

  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


  Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax." and "Distribution at Death" under "Federal Income Taxes."

  We reserve the right to discontinue offering any one of the available death benefit options in the future.

  If you are the beneficiary of a deceased Owner's Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.


Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------


  You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.


  PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


  Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contact Value among one or more investment options, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

  You may also request transfers and changes in premium payment allocations among available investment options, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfers instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfers instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfers and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfers privileges may be difficult to exercise. In such cases you should submit written instructions.


  Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contact Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.


  No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the investment options and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Market Timing and Other Disruptive Trading." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.


  For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other contract owners.

  "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

..  dilution of the interests of long-term investors in an investment option, if market timers or others transfer into
 or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

  Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential affects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.


  We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

  We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

The Annuity Period
--------------------------------------------------------------------------------

  The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

Annuity Payments
  Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. Surrender charges will be waived when you begin taking annuity payments, provided your contract has been in effect for five years. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

  If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total Contact Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

  Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95/th/ birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1/st/ of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

  The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

Annuity Payment Options
  Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.


  With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.

  The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K as described below and in the contract and SAI.


  The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contact Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.


  We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contact Values held in the investment options. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


  The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

Option A--Life Annuity with Specified Period
  A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

Option B--Non-Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Option C--[Reserved]

Option D--Joint and Survivor Life Annuity
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option E--Installment Refund Life Annuity
  A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

Option F--Joint and Survivor Life Annuity with 10-Year Period Certain
  A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

Option G--Payments for Specified Period
  A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

Option H--Payments of Specified Amount
  Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

Option I--Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

Option J--Joint Survivor Variable Life Annuity with 10-Year Period Certain
  A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

Option K--Variable Annuity for a Specified Period

  A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each investment option and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.


Option L--Variable Life Expectancy Annuity
  This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contact Value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining Contact Value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

Option M--Unit Refund Variable Life Annuity
  This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the

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


remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each investment option will be calculated as follows:

1.the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2.the sum of the annuity units released from the investment option to make the payments under this option.


  You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

Option N--Variable Non-Refund Life Annuity
  A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

Other Options and Rates
  We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

Other Conditions
  Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

  Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

  Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount, will be subject to any applicable surrender charge.

  If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the Contact Value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.


  Currently, transfers between investment options are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.


Payment Upon Death After Maturity

  If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled "Inherited/Stretch Annuity Feature.")


  If there is a surviving owner, the payments continue as if there had been no death.

  If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


  For contracts issued outside of an Individual Retirement Account/Annuity or a qualified plan, the payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.


Variable Account Valuation Procedures
--------------------------------------------------------------------------------

Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

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Accumulation Unit Value

  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that investment option.


Net Investment Factor

  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.


Miscellaneous Provisions
--------------------------------------------------------------------------------

Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. This assignment may result in taxable income to the Contract Owner. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division. A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral
  Payment of the Contact Value attributable to the Separate Account in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted,
(c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the Contact Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b),
(c) or (d) exist.

  Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted Contact Value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the investment options during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

  During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of the other premium payments paid during your Free Look Period to the Phoenix Money Market Investment Option. When your Free Look Period expires we allocate the Contact Value among the investment options, the GIA and/or MVA according to your instructions. We may use the Temporary Money market Allocation Amendment depending on the state of issue and under contain other circumstances.


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Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares

  If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another investment option for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.


Ownership of the Contract
  Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


Inherited/Stretch Annuity Feature
  This contract is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract as an Inherited or "Stretch" annuity. An Inherited or Stretch contract is designed to permit the beneficiary to continue or change the funding vehicle that the deceased Owner selected while taking the required minimum distribution (RMD) payments that must be made to the beneficiary after the deceased Owner's death (see the section of this prospectus entitled "Federal Income Taxes"). Certain limitations, considerations and tax implications apply to an Inherited/Stretch Annuity and may differ depending upon whether the plan is IRA/Qualified or Non-Qualified and whether the beneficiary is an individual or a trust. In general, the following guidelines apply:

..  No additional contributions may be made.

.. Certain optional benefits may not be available to the beneficiary who "stretches" an annuity. See the discussion of such benefits in the section of this prospectus entitled "Optional Benefits."

.. Only the Return of Premium death benefit is available to a beneficiary who "stretches" an annuity.

.. Pursuant to the Internal Revenue Code (IRC), there are a number of options that can satisfy the after-death RMD requirements. An Inherited/Stretch Annuity is one of these options.



.. We will calculate the RMD each year in accordance with IRC provisions using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account.

.. With certain limitations, a beneficiary's share of the death benefit is distributed over his or her life expectancy. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31/st/ of the calendar year following the year of death, the death benefit is distributed over the life expectancy of the oldest beneficiary.

.. For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments are based on the life expectancy of the deceased Owner at the time of death.

.. With regard to IRAs/Qualified plans, if the beneficiary is a non-natural person, the life expectancy used is the remaining life expectancy of the deceased, if the deceased Owner died after his or her required beginning distribution date.

.. The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner's date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31/st /of the calendar year following the year of the deceased's death.

.. For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70-1/2. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 1/2.

.. For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse's death.

.. The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.

.. In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled "Summary of Expenses" and "Surrender of Contracts and Withdrawals").

.. It is the responsibility of the beneficiary to ensure that the correct RMD is withdrawn each year.

  For more information regarding Our administration of this feature, please see your Required Minimum Distribution (RMD) Request and Acknowledgment Form. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.


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Federal Income Taxes
--------------------------------------------------------------------------------

Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts either currently or in the future. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. From time to time, there are proposals in Congress that would impact the taxation of annuity contracts and/or qualified plans; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


Income Tax Status
  We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

Taxation of Annuities in General--Nonqualified Plans

  Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. In certain cases, the increase in value may be subject to tax currently. See "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract Maturity Date

  Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.


Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the recipient properly elects not to have any amounts withheld and notifies our Annuity Operations Division of that election on the required forms and under the required certifications. Certain contract owners cannot make this election.

Penalty Tax on Certain Surrenders and Withdrawals-- Nonqualified Contracts

  Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth
IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code Section 130(d));
(vii) under an immediate annuity contract (as defined in Code
Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

  Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans."

Additional Considerations

Distribution-at-Death Rules

  In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as rapidly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.


  If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

  If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investments in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Transfer of Annuity Contracts

  Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.


Contracts Owned by Non-Natural Persons
  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium

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


payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section 1035 Exchanges

  Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyowner by the original insurer and then transmitted from the policyowner to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyowner if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Numerous rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.


Multiple Contracts
  Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

  The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts in the same year.

Owner Control
  For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.


  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Standards

Diversification Regulations
  To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:

..  55% in any 1 investment
..  70% in any 2 investments
..  80% in any 3 investments
..  90% in any 4 investments

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

  A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Diversification Regulations and Qualified Plans
  Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

Taxation of Annuities in General--Qualified Plans

  The contracts may be used with several types of IRAs and qualified plans:
Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without review as to whether spousal consent may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option that does not follow the REA may not be enforceable.



  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. The language in the endorsements is intended to comply with the IRS model language provided under the List of Required Modifications (LRMs). There is no IRS requirement that the endorsements be approved by the IRS.


  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


  Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The Code imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty


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

taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


  Distributions from qualified plans, including section 403(b) contracts eligible to be rolled over to new contracts but which are paid to the policyowner directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


  The mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).


  The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.


  Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.


Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)
  Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.


  Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.


  Code Section 403(b)(11) applies only with respect to distributions from Code
Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.



  In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

  If certain contractual requirements are met, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of policy issuer (Phoenix) to monitor compliance with these requirements.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionally from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred sales charge; and (b) 50% of the contract value minus any contingent deferred sales charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to Phoenix.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.


Keogh Plans

  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


Individual Retirement Annuities

  Code Sections 408 and 408A permit eligible individuals to contribute to individual retirement programs known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.


Corporate Pension and Profit-Sharing Plans
  Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees.


  These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.


Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

  Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyowner, the withdrawals are received without tax.

  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401, Section 403(b) Contracts, and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed.


  The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
(c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant
(as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for at least 60 days; (h) distributions from IRAs for first-time home purchase expenses (maximum

$10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and (i) distributions from retirement plans to individuals called to active military. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs.

  This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original owner died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the owner died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original contract owner. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original owner.

  In all cases, if the beneficiary is the surviving spouse of the original owner, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

Spousal Definition
  Under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.


Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Variable Accumulation Contracts
--------------------------------------------------------------------------------

  PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.


  PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD).

  PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


Compensation
  Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


  We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments (if up-front compensation is paid to registered representatives). Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of Contract Value (if asset based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007. Also, we pay Linsco Private Ledger Corporation and certain of its affiliates up to 0.09% on an annual basis on assets held in variable annuities issued by the Company and its insurance company affiliates.

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


  This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


  PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments.

  Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), Janney

Montgomery Scott, LLC, CUSO Financial Services, Sammons Securities and Equity Services, Incorporated, an affiliate of National Life of Vermont. We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. Also, State Farm distributes PHL Variable products as its exclusive unaffiliated variable annuity to its customers.


Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027.The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 million
 -----------------------------------------------------------------------------
                 2006                               $1.5 million
 -----------------------------------------------------------------------------
                 2007                               $1.7 million
 -----------------------------------------------------------------------------


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the Contract Value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------


  As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

  Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund;
(2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and
(5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.


Texas Optional Retirement Program
--------------------------------------------------------------------------------

  Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

The Phoenix Companies, Inc.--Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


  State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or FINRA, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

  Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.



  Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.


  These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:

..  PHL Variable Insurance Company
..  Underwriter
..  Services
..  Performance History
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - Investment Options

--------------------------------------------------------------------------------



                   Fund Name                                       Investment Objective
AIM V.I. Capital Appreciation Fund               Growth of capital








----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the
                                                 Standard & Poor's 500 Composite Stock Price Index,
                                                 which emphasizes stocks of large U.S. companies
----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Seeks to replicate, as closely as possible, before the
                                                 deduction of expenses, the performance of the Russell
                                                 2000(R) Index, which emphasizes stocks of small US
                                                 companies.
----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Current income by investing primarily in a diversified portfolio of U.S. government and government agency
                                                 securities
----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               High current income by investing primarily in a
                                                 professionally managed, diversified portfolio of high
                                                 yield, lower rated corporated bonds (also known as
                                                 "Junk Bonds")
----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Long-term capital appreciation
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Capital growth
----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Capital appreciation
----------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio     As high a level of current income as is consistent with
                                                 the preservation of capital

----------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  Maximize income while maintaining prospects for
                                                 capital appreciation
----------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio             High current income and the opportunity for capital
                                                 appreciation to produce a high total return
----------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          Long-term growth of capital and income without
                                                 excessive fluctuations in market value
----------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio              Capital appreciation through investments, primarily in
                                                 equity securities which are believed to be undervalued
                                                 in the marketplace
----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                    Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio  Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio          Long term growth of capital; current income is a
                                                 secondary goal
----------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA         Capital appreciation by investing in securities of well-
                                                 known, established companies
----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            Long-term capital appreciation by investing in
                                                 securities of foreign insurers, "growth-type"
                                                 companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA        Capital appreciation
----------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                    Intermediate and long-term capital appreciation with
                                                 income as a secondary consideration
----------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                 Dividend growth, current income and capital
                                                 appreciation
----------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                    Capital appreciation

----------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                      As high a level of current income as is consistent with
                                                 the preservation of capital and maintenance of liquidity
----------------------------------------------------------------------------------------------------------



                   Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund               Invesco Aim Advisors, Inc.
                                                 Subadvisor(s): Invesco Trimark Investment
                                                  Management Inc.; Invesco Global Asset
                                                  Management (N.A.), Inc.; Invesco Institutional
                                                  (N.A.), Inc.; Invesco Senior Secured Management,
                                                  Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                  Management Limited; Invesco Asset Management
                                                  (Japan) Limited; Invesco Asset Management
                                                  Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                         Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


--------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                          Deutsche Asset Management Americas Inc.
                                                  Subadvisor: Northern Trust Investments, N.A


--------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II Federated Investment Management Company


--------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               Federated Investment Management Company



--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio             Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio      Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio     Fidelity Management and Research Company
                                                  Subadvisor: Fidelity Investments Money
                                                  Management, Inc.
--------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  Franklin Advisers, Inc.

--------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio             Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio          Lord, Abbett & Co. LLC

--------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio              Lord, Abbett & Co. LLC


--------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                    Franklin Mutual Advisers, LLC
--------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio  Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano           Subadvisor: Neuberger Berman, LLC
Portfolio)
--------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio          Neuberger Berman Management Inc.
                                                  Subadvisor: Neuberger Berman, LLC
--------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA         OppenheimerFunds, Inc.

--------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            OppenheimerFunds, Inc.


--------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA        OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                    Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Harris Investment Management, Inc.
--------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                 Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Phoenix Investment Counsel, Inc.
--------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                    Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Neuberger Berman Management, Inc.
--------------------------------------------------------------------------------------------------
Phoenix Money Market Series                      Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Goodwin Capital Advisers, Inc.
--------------------------------------------------------------------------------------------------


                     Fund Name                                      Investment Objective
Phoenix Multi-Sector Fixed Income Series            Long-term total return

----------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         High current income while attempting to limit changes
                                                    in the series' net asset value per share caused by
                                                    interest rate changes
----------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 High total return consistent with prudent investment
                                                    risk


----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               High total return consistent with reasonable risk

----------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Long-term capital growth

----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Capital appreciation and income with approximately equal emphasis

----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Long-term capital growth
Aggressive Growth/1/
----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth/ 1/ Long-term capital growth with current income as a secondary consideration
----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Current income with capital growth as a secondary
Moderate/ 1/                                        consideration
----------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Long-term capital growth and current income with a
Growth/ 1/                                          greater emphasis on capital growth
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Long-term capital appreciation with current income as
                                                    a secondary investment objective
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Long-term capital appreciation by investing primarily
                                                    in small-capitalization stocks that appear to be
                                                    undervalued with current income as a secondary
                                                    investment objective
----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  Long-term capital appreciation with current income as
                                                    a secondary consideration

----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series          High total return


----------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio    Seeks maximum real return consistent with prudent
                                                    investment management
----------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                         Seeks maximum real return, consistent with
                                                    preservation of real capital and prudent investment
                                                    management
----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                        Seeks maximum total return, consistent with
                                                    preservation of capital and prudent investment
                                                    management
----------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                          Seeks a combination of growth of capital and current
                                                    income, with relatively low risk and relatively low
                                                    fluctuations in value
----------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                              Seeks high current income while seeking to control
                                                    risk
----------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                      Seeks a combination of growth of capital, current
                                                    income, growth of income and relatively low risk as
                                                    compared with the stock market as a whole
----------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                    Seeks growth of capital
----------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                     Seeks growth of capital
----------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio               Seeks investment results that correspond to the total
                                                    return performance of U.S. common stock, as
                                                    represented by the S&P MidCap 400 Index
----------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        Long-term capital appreciation
----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                   Long-term capital growth
----------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                    Long-term capital growth
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio          Capital appreciation and current income
----------------------------------------------------------------------------------------------------------
Wanger International Select                         Long-term growth of capital
----------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
Phoenix Multi-Sector Fixed Income Series            Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.

----------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 Phoenix Variable Advisors, Inc.
                                                     Subadvisors: Goodwin Capital Advisers, Inc.
                                                     (fixed income portion) Phoenix Investment
                                                     Counsel, Inc. (equity portion)
----------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Aberdeen Asset Management Inc.
----------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Fred Alger Management, Inc.
----------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Duff & Phelps Investment
                                                     Management Company
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Phoenix Variable Advisors, Inc. Limited Services
Aggressive Growth/1/                                 Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth/ 1/ Phoenix Variable Advisors, Inc. Limited Services
                                                     Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Phoenix Variable Advisors, Inc. Limited Services
Moderate/ 1/                                         Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Phoenix Variable Advisors, Inc. Limited Services
Growth/ 1/                                           Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series      Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: AllianceBernstein L.P.


----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Morgan Stanley Investment
                                                     Management Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series          Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Morgan Stanley Investment
                                                     Management Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio    Pacific Investment Management Company LLC

----------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                         Pacific Investment Management Company LLC


----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                        Pacific Investment Management Company LLC


----------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                          Sentinel Asset Management, Inc.


----------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                              Sentinel Asset Management, Inc.

----------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                      Sentinel Asset Management, Inc.


----------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                    Sentinel Asset Management, Inc.
----------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                     Sentinel Asset Management, Inc.
----------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio               Summit Investment Partners, Inc.


----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        Templeton Asset Management Ltd.
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                   Templeton Investment Counsel, LLC
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                    Templeton Global Advisors Limited
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio          Morgan Stanley Investment Management Inc.
----------------------------------------------------------------------------------------------------
Wanger International Select                         Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------


            Fund Name                 Investment Objective        Investment Advisor / Subadvisor
Wanger International Small Cap /2/ Long-term growth of capital Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------
Wanger Select                      Long-term growth of capital Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 3/  Long-term growth of capital Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------

/1/ Closed to new investment, effective March 24, 2008
/2/ Effective June 1, 2008, to be known as Wanger International
/3/ Effective June 1, 2008, to be known as Wanger USA

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                 Upon           Upon
State                       Premium Payment Annuitization Nonqualified Qualified
-----                       --------------- ------------- ------------ ---------
California.................                       X           2.35%      0.50%

Florida....................                       X           1.00       1.00

Maine......................        X                          2.00/1/

Nevada.....................                       X           3.50

South Dakota...............        X                          1.25/2/

Texas......................                       X           0.04/3/    0.04

West Virginia..............                       X           1.00       1.00

Wyoming....................                       X           1.00

Commonwealth of Puerto Rico                       X           1.00/4/    1.00



NOTE:The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

-----------------

/1/ Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

/2/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.


/3/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

/4/ The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 and the rate going forward is now 1%, effective July 1, 2007.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------
  The following table gives the historical unit values for a single share of each of the available investment options. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

             PHL Variable Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Death Benefit Option 1 Contracts



                                                             Investment Investment
                                                               Option     Option       Units
                                                             Unit Value Unit Value Outstanding at
                                                             Beginning     End     End of Period
                     Investment Option                       of Period  of Period   (Thousands)
-------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.041        117
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.981        61
Fidelity VIP Contrafund(R) Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.081        253
Fidelity VIP Growth Opportunities Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.100       1,988
Fidelity VIP Growth Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.160        36
Fidelity VIP Investment Grade Bond Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 1/26/07* to 12/31/07                                      $1.000     $1.020       1,140
Franklin Income Securities Fund - Class 2
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.958       1,801
Lord Abbett Bond-Debenture Portfolio - Class VC
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.004        24
Lord Abbett Growth and Income Portfolio - Class VC
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.968        548
Lord Abbett Mid-Cap Value Portfolio - Class VC
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.894        39
Mutual Shares Securities Fund - Class 2
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.944       1,851
Neuberger Berman AMT Guardian Portfolio - S Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.981       1,713
Oppenheimer Global Securities Fund/VA - Service Shares
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.975        70
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.894       1,115
Phoenix Growth and Income Series
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.979        22
Phoenix Mid-Cap Growth Series
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.092        39
Phoenix Money Market Series
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.023        728
Phoenix Multi-Sector Fixed Income Series
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.004       1,569
Phoenix Multi-Sector Short Term Bond Series
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.010        103



*Date investment option began operations.

                                                                 Investment Investment
                                                                   Option     Option       Units
                                                                 Unit Value Unit Value Outstanding at
                                                                 Beginning     End     End of Period
                       Investment Option                         of Period  of Period   (Thousands)
-----------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.998        13
Phoenix-Aberdeen International Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.054       3,216
Phoenix-Alger Small-Cap Growth Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.056        26
Phoenix-Duff & Phelps Real Estate Securities Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.866        988
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.989        508
Phoenix-S&P Dynamic Asset Allocation Series: Growth
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.999       1,171
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.027        234
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.013        762
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.882       1,239
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.878        34
Phoenix-Van Kampen Comstock Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.895         2
Phoenix-Van Kampen Equity 500 Index Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.965        21
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.160        817
PIMCO VIT Real Return Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.080        117
PIMCO VIT Total Return Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.068        178
Sentinel Variable Products Bond Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 9/7/07* to 12/31/07                                           $1.000     $1.020        810
Sentinel Variable Products Common Stock Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 9/7/07* to 12/31/07                                           $1.000     $1.023       3,486
Sentinel Variable Products Small Company Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 9/7/07* to 12/31/07                                           $1.000     $1.005        497
Templeton Developing Markets Securities Fund - Class 2
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.154        15
Templeton Foreign Securities Fund - Class 2
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.051        73
Templeton Growth Securities Fund - Class 2
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.955       1,710
Van Kampen UIF Equity and Income Portfolio - Class II
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.960        27
Wanger International Select
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.093        20



*Date investment option began operations.

                                                             Investment Investment
                                                               Option     Option       Units
                                                             Unit Value Unit Value Outstanding at
                                                             Beginning     End     End of Period
                     Investment Option                       of Period  of Period   (Thousands)
-------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.034        770
Wanger Select
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.946        35
Wanger U.S. Smaller Companies
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.955         8

Death Benefit Option 2 Contracts

                                                             Investment Investment
                                                               Option     Option       Units
                                                             Unit Value Unit Value Outstanding at
                                                             Beginning     End     End of Period
                     Investment Option                       of Period  of Period   (Thousands)
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.014         9
DWS Equity 500 Index Fund VIP - Class A
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.966        10
Federated Fund for U.S. Government Securities II
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.040        10
Fidelity VIP Contrafund(R) Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.080        16
Fidelity VIP Growth Opportunities Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.099       6,019
Fidelity VIP Growth Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.159        10
Fidelity VIP Investment Grade Bond Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 1/26/07* to 12/31/07                                      $1.000     $1.019       3,127
Franklin Income Securities Fund - Class 2
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.957       5,603
Lord Abbett Growth and Income Portfolio - Class VC
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.967       2,336
Mutual Shares Securities Fund - Class 2
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.943       5,517
Neuberger Berman AMT Guardian Portfolio - S Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.980       5,028
Oppenheimer Global Securities Fund/VA - Service Shares
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.974        23
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.893       3,348
Phoenix Growth and Income Series
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $0.978         2
Phoenix Mid-Cap Growth Series
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.091        19
Phoenix Money Market Series
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                      $1.000     $1.022        763



*Date investment option began operations.

                                                                 Investment Investment
                                                                   Option     Option       Units
                                                                 Unit Value Unit Value Outstanding at
                                                                 Beginning     End     End of Period
                       Investment Option                         of Period  of Period   (Thousands)
-----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.003       3,487
Phoenix-Aberdeen International Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.053       9,309
Phoenix-Alger Small-Cap Growth Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.055         3
Phoenix-Duff & Phelps Real Estate Securities Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.866       2,857
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.988       1,173
Phoenix-S&P Dynamic Asset Allocation Series: Growth
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.998       1,483
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07 to 12/31/07                                           $1.000     $1.026        75
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.012        365
Phoenix-Sanford Bernstein Mid-Cap Value Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.881       3,466
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.877        37
Phoenix-Van Kampen Comstock Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.894         5
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.158       2,341
PIMCO VIT Real Return Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.079         1
PIMCO VIT Total Return Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.067         3
Sentinel Variable Products Bond Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 9/7/07* to 12/31/07                                           $1.000     $1.020       1,768
Sentinel Variable Products Common Stock Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 9/7/07* to 12/31/07                                           $1.000     $1.023       8,504
Sentinel Variable Products Mid Cap Growth Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 9/7/07* to 12/31/07                                           $1.000     $1.077         9
Sentinel Variable Products Small Company Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 9/7/07* to 12/31/07                                           $1.000     $1.005       1,306
Templeton Developing Markets Securities Fund - Class 2
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.152        35
Templeton Foreign Securities Fund - Class 2
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.050        14
Templeton Growth Securities Fund - Class 2
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $0.954       5,420
Wanger International Select
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.092        52
Wanger International Small Cap
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 5/18/07* to 12/31/07                                          $1.000     $1.033       2,052



*Date investment option began operations.

                                     Investment Investment
                                       Option     Option       Units
                                     Unit Value Unit Value Outstanding at
                                     Beginning    End of   End of Period
             Investment Option       of Period    Period    (Thousands)
       ------------------------------------------------------------------
       Wanger Select
       ----------------------------- ---------- ---------- --------------
       ------------------------------------------------------------------
       From 5/18/07* to 12/31/07       $1.000     $0.945         15
       Wanger U.S. Smaller Companies
       ----------------------------- ---------- ---------- --------------
       ------------------------------------------------------------------
       From 5/18/07* to 12/31/07       $1.000     $0.954         24



*Date investment option began operations.

                                     PART B

                                                                     [Version A]

                             THE BIG EDGE CHOICE(R)
             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

Home Office:                                      PHL Variable Insurance Company
One American Row                                     Annuity Operations Division
Hartford, Connecticut 06103-2899                                   P.O. Box 8027
                                                Boston, Massachusetts 02266-8027


                                   May 1, 2008

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2008. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                                Table of Contents

                                                                           Page
                                                                         ------
PHL Variable Insurance Company........................................       2
Underwriter...........................................................       2
Services..............................................................       2
Performance History...................................................       2
Calculation of Yield and Return.......................................       7
Calculation of Annuity Payments ......................................       8
Experts ..............................................................       9
Separate Account Financial Statements.................................    SA-1
Company Financial Statements..........................................     F-1

PHL Variable Insurance Company

     PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

     PHL Variable is directly owned by PM Holdings, Inc. ("PMH"), a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

Underwriter

     Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.

Services

Servicing Agent

     The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


     The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



Year Ended December 31,     Fee Paid
-----------------------   ------------
         2005             $1.9 Million
         2006             $1.5 Million
         2007             $1.7 Million


Other Service Providers

     Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


Year Ended December 31,   Fee Paid
-----------------------   --------
         2005             $ 86,000
         2006             $101,000
         2007             $ 95,000



     Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



Year Ended December 31,     Fee Paid
-----------------------   -----------
         2005             $159,779.94
         2006             $177,316.43
         2007             $352,306.86



     Under an Administrative and Accounting Services Agreement between PFPC, INC. (PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



Year Ended December 31,     Fee Paid
-----------------------   ------------
         2005             $548,916.200
         2006             $537,086.622
         2007             $560,416.07

Performance History


     From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Investment Option, as yield of the Phoenix Multi-Sector Fixed Income Investment Option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income Investment option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

     When a investment option advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the investment option has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state).

     Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

     Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

     For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

 Standardized Average Annual Total Return for the Period Ended December 31, 2007


                                                              Inception                                   Since
                      Investment Option                          Date     1 Year   5 Years   10 Years   Inception*
----------------------------------------------------------   ----------   ------   -------   --------   ----------
AIM V.I. Capital Appreciation Fund                            3/30/2001     3.34%     9.86%                2.31%
AIM V.I Core Equity Fund                                      4/21/2006    -0.26%                          4.81%
AIM V.I. Mid Cap Core Equity                                  12/1/2004     1.07%                          6.54%
Alger American Leveraged AllCap Portfolio                      6/5/2000    23.23%    18.91%               -0.11%
DWS Equity 500 Index VIP                                     10/29/2001    -2.86%    10.04%                4.78%
Federated Fund For U.S. Government Securities II              7/15/1999    -1.95%     1.33%                3.75%
Federated High Income Bond Fund II- Primary Shares            7/15/1999    -4.59%     7.26%                2.99%
Fidelity VIP Contrafund(R) Portfolio                           6/5/2000     8.42%    15.21%                5.41%
Fidelity VIP Growth Opportunities Portfolio                    6/5/2000    13.54%    11.85%               -0.21%
Fidelity VIP Growth Portfolio                                  6/5/2000    17.07%    11.90%               -2.14%
Fidelity VIP Investment Grade Bond Portfolio                  1/29/2007                                   -3.28%
Franklin Income Securities Fund                               4/28/2006    -4.29%                          3.69%
Lazard Retirement Small-Cap Portfolio                         4/25/2005    14.41%                          2.48%
Lord Abbett Bond-Debenture Portfolio                          4/20/2005    -2.04%                          3.67%
Lord Abbett Growth and Income Portfolio                       4/20/2005    -4.58%                          7.19%
Lord Abbett Mid-Cap Value Portfolio                           4/20/2005    -7.22%                          6.15%
Mutual Shares Securities Fund                                 11/2/1998    -4.54%    11.29%                7.74%
Neuberger Berman AMT Fasciano Portfolio                       4/28/2006    -7.28%                         -6.52%
Neuberger Berman AMT Guardian Portfolio                       4/28/2006    -1.16%                          2.55%
Oppenheimer Capital Appreciation Fund/VA                      4/28/2006     5.05%                          3.93%
Oppenheimer Global Securities Fund/VA                         4/28/2006    -2.14%                          2.37%
Oppenheimer Main Street Small Cap Fund/VA                     4/28/2006    -9.04%                         -5.62%
Phoenix Capital Growth Series                                 12/7/1994     2.17%     7.06%     -0.87%     3.52%
Phoenix Growth & Income Series                                 3/2/1998    -1.61%    10.53%                4.12%
Phoenix Mid-Cap Growth Series                                  3/2/1998    12.39%    10.18%                4.87%
Phoenix Money Market Series                                   12/7/1994    -3.25%     0.33%      1.86%     2.30%
Phoenix Multi-Sector Fixed Income Series                      12/7/1994    -4.33%     4.28%      4.06%     6.19%
Phoenix Multi-Sector Short Term Bond Series                    6/2/2003    -4.07%                          1.82%
Phoenix Strategic Allocation Series                           12/7/1994    -2.23%     6.95%      5.07%     7.17%
Phoenix-Aberdeen International Series                         12/7/1994     6.05%    19.87%      7.93%     8.59%
Phoenix-Alger Small-Cap Growth Series                         8/12/2002     7.11%    17.59%               16.48%
Phoenix-Duff & Phelps Real Estate Securities Series            5/1/1995   -22.28%    17.27%     10.64%    13.69%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth     2/3/2006     0.05%                          5.77%
Phoenix Dynamic Asset Allocation Series: Growth                2/3/2006    -0.06%                          4.40%
Phoenix Dynamic Asset Allocation Series: Moderate              2/3/2006    -0.38%                          2.07%
Phoenix Dynamic Asset Allocation Series: Moderate Growth       2/3/2006     0.10%                          3.89%
Phoenix-Sanford Bernstein Mid-Cap Value Series                 3/2/1998    -5.91%    13.92%                6.90%
Phoenix-Sanford Bernstein Small Cap Value Series             11/20/2000    -9.70%    14.18%               11.55%
Phoenix-Van Kampen Comstock Series                             3/2/1998    -9.81%     9.28%                5.89%
Phoenix-Van Kampen Equity 500 Index Series                    7/14/1997    -3.25%     9.01%      3.25%     3.61%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio          4/28/2006    13.63%                          4.72%
PIMCO VIT Real Return Portfolio                               4/28/2006     1.97%                          2.02%
PIMCO VIT Total Return Portfolio                              4/28/2006     0.22%                          2.05%
Rydex Variable Trust Sector Rotation Fund                      6/2/2003    13.26%                         13.67%
Sentinel Balanced Fund                                        9/10/2007                                   -4.76%
Sentinel Bond Fund                                            9/10/2007                                   -4.44%
Sentinel Common Stock Fund                                    9/10/2007                                   -4.32%
Sentinel Mid Cap Growth Fund                                  9/10/2007                                    1.38%
Sentinel Small Company Fund                                   9/10/2007                                   -5.09%
Templeton Developing Markets Securities Fund                   5/1/1997    18.84%    29.15%     10.00%     5.16%
Templeton Foreign Securities Fund                              5/1/1997     6.53%    16.72%      6.49%     6.88%
Templeton Global Asset Allocation Fund                         5/1/1997     1.49%    13.51%      7.33%     7.67%
Templeton Growth Securities Fund                               5/1/1997    -5.59%    13.23%      7.21%     7.34%
Van Kampen UIF Equity and Income Portfolio                    4/28/2006    -4.65%                          1.30%
Wanger International Select                                    2/1/1999    12.37%    24.85%               14.49%
Wanger International Small Cap                                 5/1/1995     7.32%    27.50%     15.39%    16.69%
Wanger Select                                                  2/1/1999     0.92%    15.09%               12.82%
Wanger U.S. Smaller Companies                                  5/1/1995    -2.78%    13.92%      7.88%    12.69%


* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

                      Non-Standardized Annual Total Return


              Investment Option                 1998     1999     2000     2001     2002    2003    2004    2005    2006     2007
--------------------------------------------  -------  -------  -------  -------  -------  ------  ------  ------  ------  -------
AIM V.I. Capital Appreciation Fund             17.67%   42.64%  -12.12%  -24.34%  -25.40%  27.74%   5.16%   7.35%   4.84%   10.47%
AIM V.I. Core Equity Fund                      25.94%   32.42%  -15.72%  -23.89%  -16.74%  22.73%   7.48%   3.88%  15.11%    6.62%
AIM V.I. Mid Cap Core Equity                                                      -12.32%  25.58%  12.26%   6.14%   9.72%    8.04%
Alger American Leveraged AllCap Portfolio      55.68%   75.63%  -25.87%  -17.10%  -34.82%  32.87%   6.70%  12.88%  17.63%   31.69%
AllianceBernstein Balanced Wealth Strategy                                                                  5.55%  12.21%    3.82%
AllianceBernstein Wealth Appreciation
Strategy Portfolio                                                                                          9.42%  15.73%    3.40%
DWS Equity 500 Index VIP                       26.96%   18.74%  -10.47%  -13.41%  -23.39%  26.40%   9.07%   3.24%  13.94%    3.84%
DWS Small Cap Index VIP                        -3.52%   18.53%   -5.18%    0.67%  -21.67%  44.43%  16.15%   2.84%  15.89%   -3.25%
Federated Fund For U.S. Government
Securities II                                   6.19%   -1.94%    9.48%    5.56%    7.55%   0.96%   2.19%   0.63%   2.71%    4.82%
Federated High Income Bond Fund II- Primary
Shares                                          1.30%    0.92%  -10.27%   -0.02%   -0.01%  20.54%   8.94%   1.25%   9.29%    2.00%
Fidelity VIP Contrafund(R) Portfolio           28.16%   22.45%   -7.99%  -13.57%  -10.67%  26.59%  13.75%  15.25%  10.06%   15.89%
Fidelity VIP Growth Opportunities Portfolio    22.81%    2.76%  -18.31%  -15.63%  -22.99%  27.88%   5.59%   7.37%   3.86%   21.34%
Fidelity VIP Growth Portfolio                  37.48%   35.41%  -12.29%  -18.86%  -31.16%  30.96%   1.84%   4.23%   5.27%   25.12%
Fidelity VIP Investment Grade Bond Portfolio                               6.81%    8.69%   3.63%   2.89%   0.69%   2.88%    2.77%
Franklin Flex Cap Growth Securities Fund                                                                            3.77%   12.75%
Franklin Income Securities Fund                                  17.80%   -0.62%   -1.97%  29.92%  12.30%   0.22%  16.63%    2.32%
Lazard Retirement Small-Cap Portfolio          -4.54%    3.69%   19.40%   17.00%  -18.80%  35.35%  13.32%   2.57%  14.48%   -8.48%
Lord Abbett Bond-Debenture Portfolio                                                6.45%  16.39%   6.41%  -0.08%   7.83%    4.72%
Lord Abbett Growth and Income Portfolio        11.35%   15.14%   14.20%   -8.00%  -19.15%  29.22%  11.11%   1.83%  15.67%    2.01%
Lord Abbett Mid-Cap Value Portfolio                              50.37%    6.57%  -11.02%  23.05%  22.34%   6.74%  10.69%   -0.81%
Mutual Shares Securities Fund                            7.81%   10.93%    5.57%  -13.02%  23.43%  11.08%   9.04%  16.76%    2.05%
Neuberger Berman AMT Fasciano Portfolio                                                    23.36%  10.35%   1.50%   3.82%   -0.87%
Neuberger Berman AMT Guardian Portfolio                                                    29.60%  13.97%   6.68%  11.48%    5.66%
Oppenheimer Capital Appreciation Fund/VA                                          -28.08%  28.91%   5.16%   3.43%   6.21%   12.29%
Oppenheimer Global Securities Fund/VA                                    -13.38%  -23.43%  40.91%  17.25%  12.51%  15.76%    4.62%
Oppenheimer Main Street Small Cap Fund/VA                                         -17.08%  42.28%  17.55%   8.22%  13.09%   -2.75%
Phoenix Capital Growth Series                  28.12%   27.92%  -18.91%  -35.49%  -25.85%  24.75%   3.53%   2.29%   1.81%    9.22%
Phoenix Growth & Income Series                          15.42%   -7.88%   -9.44%  -23.58%  25.71%   8.96%   3.37%  15.58%    5.18%
Phoenix Mid-Cap Growth Series                           43.67%   12.20%  -26.32%  -33.43%  27.06%   5.26%   2.75%   2.70%   20.12%
Phoenix Money Market Series                     3.67%    3.40%    4.59%    2.39%    0.03%  -0.70%  -0.59%   1.17%   2.98%    3.43%
Phoenix Multi-Sector Fixed Income Series       -5.46%    4.02%    5.03%    4.63%    8.49%  13.00%   5.37%   0.39%   5.38%    2.28%
Phoenix Multi-Sector Short Term Bond Series                                                         3.89%  -0.03%   4.27%    2.55%
Phoenix Strategic Allocation Series            19.15%    9.75%   -0.78%    0.46%  -12.79%  18.23%   5.98%   0.39%  11.14%    4.52%
Phoenix-Aberdeen International Series          26.20%   27.75%  -16.96%  -25.10%  -15.98%  30.05%  19.12%  16.95%  25.63%   13.36%
Phoenix-Alger Small-Cap Growth Series                                                      51.28%   0.72%  14.06%  17.82%   14.49%
Phoenix-Duff & Phelps Real Estate
Securities                                               3.35%   29.02%    5.15%   10.54%  36.37%  32.84%  13.52%  35.19%  -16.88%



Series                                        -22.28%
Phoenix Dynamic Asset Allocation Series:
Aggressive Growth                                                                                                           6.95%
Phoenix Dynamic Asset Allocation Series:
Growth                                                                                                                      6.84%
Phoenix Dynamic Asset Allocation Series:
Moderate                                                                                                                    6.49%
Phoenix Dynamic Asset Allocation Series:
Moderate Growth                                                                                                             7.00%
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                 -11.51%   15.32%   21.29%   -9.81%  39.04%  18.75%   6.26%  13.34%   0.59%
Phoenix-Sanford Bernstein Small Cap Value
Series                                                                    14.17%   -9.79%  41.89%  20.99%   5.99%  15.15%  -3.45%
Phoenix-Van Kampen Comstock Series                      22.64%   30.39%  -19.10%  -23.01%  22.17%  11.36%   3.98%  19.24%  -3.57%
Phoenix-Van Kampen Equity 500 Index Series     29.90%   17.22%  -12.68%  -13.12%  -24.74%  24.50%   8.33%   2.27%  12.65%   3.42%
PIMCO VIT CommodityRealReturn(TM) Strategy
Portfolio                                                                                                                  21.44%
PIMCO VIT Real Return Portfolio                                                                                             9.00%
PIMCO VIT Total Return Portfolio                                                                                            7.13%
Rydex Variable Trust Sector Rotation Fund                                                  28.12%   9.19%  12.15%   9.86%  21.05%
Sentinel Balanced Fund                                                                              5.97%   4.21%   9.97%   8.16%
Sentinel Bond Fund                                                                                  3.31%   0.42%   2.29%   6.13%
Sentinel Common Stock Fund                                                -9.36%  -18.46%  29.64%   8.15%   6.18%  14.56%  10.28%
Sentinel Mid Cap Growth Fund                                             -25.31%  -25.13%  39.92%  10.80%   2.35%   4.16%  22.17%
Sentinel Small Company Fund                                                3.90%  -15.10%  37.54%  14.33%   6.73%  14.59%   7.43%
Summit S&P Midcap 400 Index Portfolio                            14.31%   -2.53%  -16.31%  32.90%  14.17%  10.42%   8.23%   5.91%
Templeton Developing Markets Securities Fund  -22.12%   51.21%  -32.99%   -9.36%   -1.52%  50.89%  23.00%  25.68%  26.33%  27.01%
Templeton Foreign Securities Fund               8.08%   21.57%   -3.70%  -17.16%  -19.68%  30.40%  16.90%   8.66%  19.78%  13.86%
Templeton Global Asset Allocation Fund          4.66%   20.89%   -1.32%  -11.19%   -5.70%  30.14%  14.13%   2.14%  19.45%   8.49%
Templeton Growth Securities Fund               -0.39%   27.06%    5.72%   -2.67%  -19.61%  30.32%  14.43%   7.37%  20.14%   0.93%
Van Kampen UIF Equity and Income Portfolio                                                          9.99%   5.92%  11.04%   1.93%
Wanger International Select                                      -2.92%  -27.63%  -16.46%  39.30%  22.63%  14.83%  34.14%  20.10%
Wanger International Small Cap                 14.75%  123.45%  -28.84%  -22.36%  -15.02%  46.82%  28.48%  19.86%  35.28%  14.71%
Wanger Select                                                     7.97%    7.59%   -8.89%  28.93%  17.67%   8.98%  18.06%   7.88%
Wanger U.S. Smaller Companies                   7.21%   23.38%   -9.42%    9.85%  -17.95%  41.25%  16.71%   9.73%   6.40%   3.93%

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Calculation of Yield and Return


     Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


     The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

     The yield/return calculations include a mortality and expense risk charge equal to 1.25% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


     The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.


     We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:


     The following example of a return/yield calculation for the Phoenix Money Market Investment Option was based on the 7-day period ending December 31, 2007.



Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:..................   1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:..........................   1.000527
Calculation:
   Ending account value..............................................   1.000527
   Less beginning account value......................................   1.000000
   Net change in account value.......................................   0.000527
Base period return:
     (net change/beginning account value)............................   0.000527
Current yield = return x (365/7) =...................................      2.75%
Effective yield = [(1 + return)365/7] -1 =...........................      2.79%


     Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


     Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

1. we assume a hypothetical $1,000 initial investment in the investment option;


2. we determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

3. we divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

4. to get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)/(1/n)/) - 1

Where:

     II   = a hypothetical initial payment of $1,000

     R    = average annual total return for the period

     n    = number of years in the period

     ERV  = ending redeemable value of the hypothetical $1,000 for the period
            [see (2) and (3) above]


     We normally calculate total return for one-, five-, and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.


Performance Information

     Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


     The Dow Jones Industrial Average(SM)/1/ ("DJIA")
     CS First Boston High Yield Index
     Citigroup Corporate Index
     Citigroup Government Bond Index
     Standard & Poor's 500 Index(R) (S&P 500)/2/

     Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:


     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial

     A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

     Barron's
     Business Week
     Changing Times
     Consumer Reports
     Financial Planning
     Financial Services Weekly
     Financial World
     Forbes
     Fortune
     Investor's Business Daily
     Money
     Personal Investor
     The New York Times
     Registered Representative
     U.S. News and World Report
     The Wall Street Journal

     A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.


     The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

     The Dow Jones Industrial Average(SM)/1/ ("DJIA")
     CS First Boston High Yield Index
     Citigroup Corporate Index
     Citigroup Government Bond Index
     S&P 500/2/


Calculation of Annuity Payments

     See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

     You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments


     Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units, all amounts held in the GIA and MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:


     Under Options A, B, D, E and F, rates are based on the a-49 Annuity Table/4/ projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

     It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payment


     Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the investment options.

     Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each investment option by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each investment option. We determine future payments under these options by multiplying the contract value in each investment option (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each investment option investment.


     Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

     Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.


     We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


Experts


     The financial statements of PHL Variable Accumulation Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

     Michele Drummey, Counsel, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.

----------
/1/ The Dow Jones Industrial Average(SM) (DJIA(SM) is an unweighted/3/ index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIASM are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).


/2/ The S&P 500 is a free-float market capitalization-weighted/3/ index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


/3/ Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

/4/ The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                                                                     [Version B]

                            THE PHOENIX EDGE(R) - VA
             PHL VARIABLE ACCUMULATION ACCOUNT ("Separate Account")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       Statement of Additional Information

Home Office:                                      PHL Variable Insurance Company
One American Row                                     Annuity Operations Division
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                   May 1, 2008

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, May 1, 2008. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.




                                TABLE OF CONTENTS

                                                                         PAGE
                                                                        -----
PHL Variable Insurance Company ......................................      2
Underwriter .........................................................      2
Services ............................................................      2
Performance History .................................................      3
Calculation of Yield and Return .....................................     19
Calculation of Annuity Payments .....................................     21
Fixed Annuity Payments ..............................................     21
Experts .............................................................     22
Separate Account Financial Statements ...............................   SA-1
Company Financial Statements ........................................    F-1

PHL VariablE Insurance Company

     PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06193-2899.

     We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc.

Underwriter

     Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.

Services

Servicing Agent

     The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


     The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



Year Ended December 31,    Fee Paid
-----------------------  ------------
        2005             $1.9 Million
        2006             $1.5 Million
        2007             $1.7 Million


Other Service Providers

     Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year Ended December 31,    Fee Paid
-----------------------  -----------
         2005              $ 86,000
         2006              $101,000
         2007              $ 95,000



     Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



Year Ended December 31,    Fee Paid
-----------------------  -----------
         2005            $159,779.94
         2006            $177,316.43
         2007            $352,306.86



     Under an Administrative and Accounting Services Agreement between PFPC, INC. (PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



Year Ended December 31,    Fee Paid
-----------------------  ------------
         2005            $548,916.200
         2006            $537,086.622
         2007            $ 560,416.07


Performance History


     From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Investment Option, as yield of the Phoenix Multi-Sector Fixed Income Investment Option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income Investment Option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

     When an investment option advertises its standardized average annual total return, it usually will be calculated for one, five and ten years or since inception if the investment option has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges, except for premium taxes (which vary by state) at the beginning of the relevant period.

     Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

     Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

     For those investment options within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotation will be blank.

 Standardized Average Annual Total Return for the Period Ended December 31, 2007
                      for Death Benefit Option 1 Contracts


                                                                  Inception                               Since
                        Investment Option                            DATE     1 Year  5 Years 10 Years Inception*
---------------------------------------------------------------  ----------  -------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                                3/30/2001    3.90%   10.23%             2.71%
AIM V.I Core Equity Fund                                          4/21/2006    0.28%                      5.34%
AIM V.I. Mid Cap Core Equity                                      12/1/2004    1.61%                      6.78%
Alger American Leveraged AllCap Portfolio                          6/5/2000   23.88%   19.30%             0.59%
DWS Equity 500 Index VIP                                         10/29/2001   -2.34%   10.41%             5.19%
Federated Fund For U.S. Government Securities II                  7/15/1999   -1.42%    1.69%             4.29%
Federated High Income Bond Fund II- Primary Shares                7/15/1999   -4.07%    7.62%             3.54%
Fidelity VIP Contrafund(R) Portfolio                               6/5/2000    9.00%   15.59%             6.11%
Fidelity VIP Growth Opportunities Portfolio                        6/5/2000   14.14%   12.23%             0.47%
Fidelity VIP Growth Portfolio                                      6/5/2000   17.69%   12.27%            -1.46%
Fidelity VIP Investment Grade Bond Portfolio                      1/29/2007                              -2.86%
Franklin Income Securities Fund                                   4/28/2006   -3.77%                      4.21%
Lazard Retirement Small-Cap Portfolio                             4/25/2005  -13.94%                      3.01%
Lord Abbett Bond-Debenture Portfolio                              4/20/2005   -1.51%                      4.21%
Lord Abbett Growth and Income Portfolio                           4/20/2005   -4.06%                      7.74%
Lord Abbett Mid-Cap Value Portfolio                               4/20/2005   -6.72%                      6.69%
Mutual Shares Securities Fund                                     11/2/1998   -4.03%   11.66%             8.29%
Neuberger Berman AMT Fasciano Portfolio                           4/28/2006   -6.78%                     -6.04%
Neuberger Berman AMT Guardian Portfolio                           4/28/2006   -0.63%                      3.08%
Oppenheimer Capital Appreciation Fund/VA                          4/28/2006    5.61%                      4.46%
Oppenheimer Global Securities Fund/VA                             4/28/2006   -1.61%                      2.90%
Oppenheimer Main Street Small Cap Fund/VA                         4/28/2006   -8.55%                     -5.14%
Phoenix Capital Growth Series                                     12/7/1994    2.72%    7.43%  -0.32%     4.04%
Phoenix Growth & Income Series                                     3/2/1998   -1.08%   10.89%             4.67%
Phoenix Mid-Cap Growth Series                                      3/2/1998   12.98%   10.55%             5.39%
Phoenix Money Market Series                                       12/7/1994   -2.73%    0.68%   2.40%     2.82%
Phoenix Multi-Sector Fixed Income Series                          12/7/1994   -3.81%    4.63%   4.60%     6.72%
Phoenix Multi-Sector Short Term Bond Series                        6/2/2003   -3.56%                      2.15%
Phoenix Strategic Allocation Series                               12/7/1994   -1.70%    7.31%   5.61%     7.69%
Phoenix-Aberdeen International Series                             12/7/1994    6.62%   20.26%   8.49%     9.13%
Phoenix-Alger Small-Cap Growth Series                             8/12/2002    7.69%   17.98%            16.88%
Phoenix-Duff & Phelps Real Estate Securities Series                5/1/1995  -21.84%   17.65%  11.21%    14.24%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth         2/3/2006    0.59%                      6.30%
Phoenix Dynamic Asset Allocation Series: Growth                    2/3/2006    0.48%                      4.93%
Phoenix Dynamic Asset Allocation Series: Moderate                  2/3/2006    0.15%                      2.59%
Phoenix Dynamic Asset Allocation Series: Moderate Growth           2/3/2006    0.64%                      4.41%
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3/2/1998   -5.40%   14.29%             7.46%
Phoenix-Sanford Bernstein Small Cap Value Series                 11/20/2000   -9.21%   14.55%            12.27%
Phoenix-Van Kampen Comstock Series                                 3/2/1998   -9.32%    9.65%             6.43%
Phoenix-Van Kampen Equity 500 Index Series                        7/14/1997   -2.73%    9.38%   3.79%     4.14%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio              4/28/2006   14.23%                      5.26%
PIMCO VIT Real Return Portfolio                                   4/28/2006    2.52%                      2.54%
PIMCO VIT Total Return Portfolio                                  4/28/2006    0.76%                      2.57%
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003  -11.45%                     -3.63%
Rydex Variable Trust Nova Fund                                     6/2/2003   -6.21%                     10.90%
Rydex Variable Trust Sector Rotation Fund                          6/2/2003   13.86%                     14.03%
Sentinel Balanced Fund                                            9/10/2007                              -4.62%
Sentinel Bond Fund                                                9/10/2007                              -4.30%
Sentinel Common Stock Fund                                        9/10/2007                              -4.18%
Sentinel Mid Cap Growth Fund                                      9/10/2007                               1.53%
Sentinel Small Company Fund                                       9/10/2007                              -4.95%

 STandardized AVerage Annual Total Return for the Period Ended December 31, 2007
                for Death Benefit Option 1 Contracts (continued)


                                                                  Inception                              Since
                      Investment Option                              Date     1 Year  5 Years 10 Years Inception*
---------------------------------------------------------------  ----------  -------  ------- -------- ----------
Templeton Developing Markets Securities Fund                      5/1/1997    19.47%   29.57%  10.58%     5.74%
Templeton Foreign Securities Fund                                 5/1/1997     7.10%   17.10%   6.99%     7.38%
Templeton Global Asset Allocation Fund                            5/1/1997     2.04%   13.89%   7.88%     8.22%
Templeton Growth Securities Fund                                  5/1/1997    -5.08%   13.61%   7.76%     7.88%
Van Kampen UIF Equity and Income Portfolio                       4/28/2006    -4.14%                      1.82%
Wanger International Select                                       2/1/1999    12.97%   25.25%            15.08%
Wanger International Small Cap                                    5/1/1995     7.89%   27.90%  15.97%    17.25%
Wanger Select                                                     2/1/1999     1.47%   15.47%            13.38%
Wanger U.S. Smaller Companies                                     5/1/1995    -2.25%   14.29%   8.43%    13.24%


* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

 Standardized Average Annual Total Return for the Period Ended December 31, 2007
                      for Death Benefit Option 2 Contracts


                                                                  Inception                               Since
                      Investment Option                              Date     1 Year  5 Years 10 Years Inception*
---------------------------------------------------------------  ----------  -------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                                3/30/2001    3.53%    9.84%             2.35%
AIM V.I Core Equity Fund                                          4/21/2006   -0.08%                      4.97%
AIM V.I. Mid Cap Core Equity                                      12/1/2004    1.25%                      6.40%
Alger American Leveraged AllCap Portfolio                          6/5/2000   23.44%   18.88%             0.23%
DWS Equity 500 Index VIP                                         10/29/2001   -2.69%   10.02%             4.81%
Federated Fund For U.S. Government Securities II                  7/15/1999   -1.77%    1.33%             3.92%
Federated High Income Bond Fund II- Primary Shares                7/15/1999   -4.41%    7.24%             3.17%
Fidelity VIP Contrafund(R) Portfolio                               6/5/2000    8.61%   15.18%             5.73%
Fidelity VIP Growth Opportunities Portfolio                        6/5/2000   13.73%   11.83%             0.11%
Fidelity VIP Growth Portfolio                                      6/5/2000   17.28%   11.87%            -1.81%
Fidelity VIP Investment Grade Bond Portfolio                      1/29/2007                              -3.17%
Franklin Income Securities Fund                                   4/28/2006   -4.11%                      3.85%
Lazard Retirement Small-Cap Portfolio                             4/25/2005  -14.25%                      2.65%
Lord Abbett Bond-Debenture Portfolio                              4/20/2005   -1.86%                      3.85%
Lord Abbett Growth and Income Portfolio                           4/20/2005   -4.41%                      7.36%
Lord Abbett Mid-Cap Value Portfolio                               4/20/2005   -7.05%                      6.32%
Mutual Shares Securities Fund                                     11/2/1998   -4.37%   11.27%             7.91%
Neuberger Berman AMT Fasciano Portfolio                           4/28/2006   -7.11%                     -6.37%
Neuberger Berman AMT Guardian Portfolio                           4/28/2006   -0.98%                      2.71%
Oppenheimer Capital Appreciation Fund/VA                          4/28/2006    5.24%                      4.09%
Oppenheimer Global Securities Fund/VA                             4/28/2006   -1.96%                      2.53%
Oppenheimer Main Street Small Cap Fund/VA                         4/28/2006   -8.87%                     -5.47%
Phoenix Capital Growth Series                                     12/7/1994    2.36%    7.05%  -0.68%     3.67%
Phoenix Growth & Income Series                                     3/2/1998   -1.43%   10.50%             4.30%
Phoenix Mid-Cap Growth Series                                      3/2/1998   12.58%   10.16%             5.02%
Phoenix Money Market Series                                       12/7/1994   -3.07%    0.33%   2.04%     2.46%
Phoenix Multi-Sector Fixed Income Series                          12/7/1994   -4.15%    4.26%   4.23%     6.34%
Phoenix Multi-Sector Short Term Bond Series                        6/2/2003   -3.90%                      1.79%
Phoenix Strategic Allocation Series                               12/7/1994   -2.05%    6.93%   5.24%     7.32%
Phoenix-Aberdeen International Series                             12/7/1994    6.24%   19.84%   8.10%     8.74%
Phoenix-Alger Small-Cap Growth Series                             8/12/2002    7.31%   17.56%            16.47%
Phoenix-Duff & Phelps Real Estate Securities Series                5/1/1995  -22.12%   17.23%  10.82%    13.84%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth         2/3/2006    0.23%                      5.93%
Phoenix Dynamic Asset Allocation Series: Growth                    2/3/2006    0.12%                      4.56%
Phoenix Dynamic Asset Allocation Series: Moderate                  2/3/2006   -0.20%                      2.23%
Phoenix Dynamic Asset Allocation Series: Moderate Growth           2/3/2006    0.28%                      4.05%
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3/2/1998   -5.74%   13.89%             7.08%
Phoenix-Sanford Bernstein Small Cap Value Series                 11/20/2000   -9.53%   14.14%            11.88%
Phoenix-Van Kampen Comstock Series                                 3/2/1998   -9.64%    9.26%             6.05%
Phoenix-Van Kampen Equity 500 Index Series                        7/14/1997   -3.08%    8.99%   3.42%     3.77%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio              4/28/2006   13.83%                      4.89%
PIMCO VIT Real Return Portfolio                                   4/28/2006    2.16%                      2.18%
PIMCO VIT Total Return Portfolio                                  4/28/2006    0.40%                      2.21%
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003  -11.76%                     -3.97%
Rydex Variable Trust Nova Fund                                     6/2/2003   -6.54%                     10.51%
Rydex Variable Trust Sector Rotation Fund                          6/2/2003   13.46%                     13.63%
Sentinel Balanced Fund                                            9/10/2007                              -4.72%
Sentinel Bond Fund                                                9/10/2007                              -4.41%
Sentinel Common Stock Fund                                        9/10/2007                              -4.28%
Sentinel Mid Cap Growth Fund                                      9/10/2007                               1.42%
Sentinel Small Company Fund                                       9/10/2007                              -5.06%

 Standardized Average Annual Total Return for the Period Ended December 31, 2007
                for Death Benefit Option 2 Contracts (continued)


                                                                  Inception                               Since
                      Investment Option                              Date     1 Year  5 Years 10 Years Inception*
---------------------------------------------------------------  ----------  -------  ------- -------- ----------
Templeton Developing Markets Securities Fund                      5/1/1997    19.05%   29.11%  10.19%     5.37%
Templeton Foreign Securities Fund                                 5/1/1997     6.72%   16.69%   6.61%     7.01%
Templeton Global Asset Allocation Fund                            5/1/1997     1.68%   13.49%   7.50%     7.84%
Templeton Growth Securities Fund                                  5/1/1997    -5.41%   13.21%   7.39%     7.51%
Van Kampen UIF Equity and Income Portfolio                       4/28/2006    -4.48%                      1.46%
Wanger International Select                                       2/1/1999    12.57%   24.81%            14.66%
Wanger International Small Cap                                    5/1/1995     7.51%   27.45%  15.56%    16.84%
Wanger Select                                                     2/1/1999     1.10%   15.06%            12.98%
Wanger U.S. Smaller Companies                                     5/1/1995    -2.60%   13.89%   8.05%    12.84%


* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

 Standardized Average Annual Total Return for the Period Ended December 31, 2007
                      for Death Benefit Option 3 Contracts


                                                                  Inception                               Since
                      Investment Option                              Date     1 Year  5 Years 10 Years Inception*
---------------------------------------------------------------  ----------  -------  ------- -------- ----------
AIM V.I. Capital Appreciation Fund                                3/30/2001    3.42%    9.72%             2.24%
AIM V.I Core Equity Fund                                          4/21/2006   -0.18%                      4.87%
AIM V.I. Mid Cap Core Equity                                      12/1/2004    1.15%                      6.30%
Alger American Leveraged AllCap Portfolio                          6/5/2000   23.32%   18.76%             0.13%
DWS Equity 500 Index VIP                                         10/29/2001   -2.78%    9.91%             4.71%
Federated Fund For U.S. Government Securities II                  7/15/1999   -1.87%    1.23%             3.82%
Federated High Income Bond Fund II- Primary Shares                7/15/1999   -4.51%    7.13%             3.07%
Fidelity VIP Contrafund(R) Portfolio                               6/5/2000    8.50%   15.06%             5.63%
Fidelity VIP Growth Opportunities Portfolio                        6/5/2000   13.62%   11.72%             0.01%
Fidelity VIP Growth Portfolio                                      6/5/2000   17.16%   11.76%            -1.91%
Fidelity VIP Investment Grade Bond Portfolio                      1/29/2007                              -3.26%
Franklin Income Securities Fund                                   4/28/2006   -4.21%                      3.74%
Lazard Retirement Small-Cap Portfolio                             4/25/2005  -14.33%                      2.55%
Lord Abbett Bond-Debenture Portfolio                              4/20/2005   -1.96%                      3.74%
Lord Abbett Growth and Income Portfolio                           4/20/2005   -4.50%                      7.25%
Lord Abbett Mid-Cap Value Portfolio                               4/20/2005   -7.14%                      6.21%
Mutual Shares Securities Fund                                     11/2/1998   -4.46%   11.15%             7.79%
Neuberger Berman AMT Fasciano Portfolio                           4/28/2006   -7.20%                     -6.46%
Neuberger Berman AMT Guardian Portfolio                           4/28/2006   -1.08%                      2.61%
Oppenheimer Capital Appreciation Fund/VA                          4/28/2006    5.13%                      3.99%
Oppenheimer Global Securities Fund/VA                             4/28/2006   -2.06%                      2.43%
Oppenheimer Main Street Small Cap Fund/VA                         4/28/2006   -8.97%                     -5.57%
Phoenix Capital Growth Series                                     12/7/1994    2.26%    6.94%  -0.79%     3.55%
Phoenix Growth & Income Series                                     3/2/1998   -1.53%   10.39%             4.18%
Phoenix Mid-Cap Growth Series                                      3/2/1998   12.47%   10.05%             4.92%
Phoenix Money Market Series                                       12/7/1994   -3.17%    0.23%   1.92%     2.34%
Phoenix Multi-Sector Fixed Income Series                          12/7/1994   -4.25%    4.16%   4.13%     6.26%
Phoenix Multi-Sector Short Term Bond Series                        6/2/2003   -4.00%                      1.69%
Phoenix Strategic Allocation Series                               12/7/1994   -2.15%    6.82%   5.12%     7.18%
Phoenix-Aberdeen International Series                             12/7/1994    6.13%   19.72%   7.98%     8.61%
Phoenix-Alger Small-Cap Growth Series                             8/12/2002    7.20%   17.44%            16.35%
Phoenix-Duff & Phelps Real Estate Securities Series                5/1/1995  -22.20%   17.11%  10.69%    13.71%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth         2/3/2006    0.13%                      5.82%
Phoenix Dynamic Asset Allocation Series: Growth                    2/3/2006    0.02%                      4.45%
Phoenix Dynamic Asset Allocation Series: Moderate                  2/3/2006   -0.31%                      2.12%
Phoenix Dynamic Asset Allocation Series: Moderate Growth           2/3/2006    0.18%                      3.94%
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3/2/1998   -5.83%   13.77%             6.98%
Phoenix-Sanford Bernstein Small Cap Value Series                 11/20/2000   -9.62%   14.03%            11.76%
Phoenix-Van Kampen Comstock Series                                 3/2/1998   -9.73%    9.15%             5.93%
Phoenix-Van Kampen Equity 500 Index Series                        7/14/1997   -3.18%    8.88%   3.31%     3.66%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio              4/28/2006   13.71%                      4.78%
PIMCO VIT Real Return Portfolio                                   4/28/2006    2.05%                      2.08%
PIMCO VIT Total Return Portfolio                                  4/28/2006    0.30%                      2.11%
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003  -11.85%                     -4.07%
Rydex Variable Trust Nova Fund                                     6/2/2003   -6.64%                     10.40%
Rydex Variable Trust Sector Rotation Fund                          6/2/2003   13.34%                     13.51%
Sentinel Balanced Fund                                            9/10/2007                              -4.75%
Sentinel Bond Fund                                                9/10/2007                              -4.44%
Sentinel Common Stock Fund                                        9/10/2007                              -4.31%
Sentinel Mid Cap Growth Fund                                      9/10/2007                               1.39%
Sentinel Small Company Fund                                       9/10/2007                              -5.09%

 Standardized Average Annual Total Return for the Period Ended December 31, 2007
                for Death Benefit Option 3 Contracts (continued)


                                                                  Inception                               Since
                      Investment Option                              Date     1 Year  5 Years 10 Years Inception*
---------------------------------------------------------------  ----------  -------  ------- -------- ----------
Templeton Developing Markets Securities Fund                       5/1/1997   18.93%   28.98%  10.06%     5.24%
Templeton Foreign Securities Fund                                  5/1/1997    6.61%   16.57%   6.50%     6.88%
Templeton Global Asset Allocation Fund                             5/1/1997    1.57%   13.37%   7.40%     7.74%
Templeton Growth Securities Fund                                   5/1/1997   -5.51%   13.09%   7.27%     7.38%
Van Kampen UIF Equity and Income Portfolio                        4/28/2006   -4.57%                      1.35%
Wanger International Select                                        2/1/1999   12.45%   24.68%            14.54%
Wanger International Small Cap                                     5/1/1995    7.40%   27.32%  15.44%    16.70%
Wanger Select                                                      2/1/1999    1.00%   14.94%            12.86%
Wanger U.S. Smaller Companies                                      5/1/1995   -2.70%   13.77%   7.93%    12.70%


* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

    Non-standardized Annual Total Return for Death Benefit Option 1 Contracts


                    Investment Option                   1998    1999    2000    2001    2002   2003   2004   2005   2006    2007
----------------------------------------------------  ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
AIM V.I. Capital Appreciation Fund                     18.23%  43.32% -11.71% -23.97% -25.04% 28.35%  5.67%  7.86%  5.35%  11.00%
AIM V.I. Core Equity Fund                              26.54%  33.05% -15.32% -23.53% -16.34% 23.31%  7.99%  4.37% 15.66%   7.14%
AIM V.I. Mid Cap Core Equity                                                          -11.90% 26.18% 12.80%  6.65% 10.24%   8.56%
Alger American Leveraged AllCap Portfolio              56.42%  76.47% -25.51% -16.69% -34.51% 33.51%  7.21% 13.42% 18.19%  32.33%
AllianceBernstein Balanced Wealth Strategy                                                                   6.06% 12.74%   4.31%
AllianceBernstein Wealth Appreciation Strategy
Portfolio                                                                                                    9.94% 16.27%   3.90%
DWS Equity 500 Index VIP                               27.56%  19.31% -10.05% -12.99% -23.02% 27.00%  9.60%  3.74% 14.49%   4.34%
DWS Small Cap Index VIP                                -3.06%  19.09%  -4.73%   1.15% -21.30% 45.12% 16.70%  3.33% 16.44%  -2.78%
Federated Fund For U.S. Government Securities II        6.64%  -1.52%   9.99%   6.06%   8.07%  1.44%  2.68%  1.11%  3.20%   5.32%
Federated High Income Bond Fund II- Primary Shares      1.73%   1.36%  -9.84%   0.47%   0.48% 21.12%  9.47%  1.74%  9.81%   2.49%
Fidelity VIP Contrafund(R) Portfolio                   28.77%  23.04%  -7.54% -13.16% -10.24% 27.20% 14.30% 15.80% 10.59%  16.45%
Fidelity VIP Growth Opportunities Portfolio            23.39%   3.25% -17.91% -15.22% -22.62% 28.49%  6.10%  7.89%  4.36%  21.93%
Fidelity VIP Growth Portfolio                          38.13%  36.06% -11.86% -18.47% -30.83% 31.59%  2.33%  4.73%  5.77%  25.72%
Fidelity VIP Investment Grade Bond Portfolio                                    7.33%   9.21%  4.12%  3.38%  1.17%  3.37%   3.27%
Franklin Flex Cap Growth Securities Fund                                                                            4.26%  13.29%
Franklin Income Securities Fund                                        18.36%  -0.15%  -1.50% 30.54% 12.83%  0.70% 17.18%   2.82%
Lazard Retirement Small-Cap Portfolio                  -4.08%   4.19%  19.97%  17.56% -18.41% 35.99% 13.86%  3.06% 15.03%  -8.04%
Lord Abbett Bond-Debenture Portfolio                                                    6.96% 16.95%  6.92%  0.40%  8.35%   5.23%
Lord Abbett Growth and Income Portfolio                11.87%  15.69%  14.74%  -7.56% -18.77% 29.84% 11.64%  2.32% 16.22%   2.50%
Lord Abbett Mid-Cap Value Portfolio                                    51.08%   7.08% -10.59% 23.64% 22.93%  7.25% 11.22%  -0.33%
Mutual Shares Securities Fund                                   8.28%  11.45%   6.08% -12.61% 24.02% 11.62%  9.56% 17.32%   2.54%
Neuberger Berman AMT Fasciano Portfolio                                                       23.94% 10.87%  1.98%  4.31%  -0.39%
Neuberger Berman AMT Guardian Portfolio                                                       30.21% 14.51%  7.18% 12.01%   6.17%
Oppenheimer Capital Appreciation Fund/VA                                              -27.74% 29.52%  5.66%  3.93%  6.72%  12.83%
Oppenheimer Global Securities Fund/VA                                         -12.97% -23.06% 41.58% 17.81% 13.04% 16.31%   5.12%
Oppenheimer Main Street Small Cap Fund/VA                                             -16.68% 42.95% 18.11%  8.73% 13.63%  -2.28%
Phoenix Capital Growth Series                          28.79%  28.50% -18.52% -35.17% -25.49% 25.35%  4.03%  2.78%  2.29%   9.75%
Phoenix Growth & Income Series                                 15.93%  -7.44%  -9.00% -23.21% 26.32%  9.48%  3.86% 16.13%   5.69%
Phoenix Mid-Cap Growth Series                                  44.28%  12.73% -25.96% -33.11% 27.67%  5.76%  3.24%  3.20%  20.70%
Phoenix Money Market Series                             4.10%   3.85%   5.09%   2.88%   0.51% -0.22% -0.11%  1.66%  3.48%   3.93%
Phoenix Multi-Sector Fixed Income Series               -5.06%   4.47%   5.53%   5.13%   9.01% 13.54%  5.88%  0.87%  5.88%   2.77%
Phoenix Multi-Sector Short Term Bond Series                                                           4.39%  0.45%  4.77%   3.05%
Phoenix Strategic Allocation Series                    19.66%  10.24%  -0.31%   0.95% -12.37% 18.79%  6.49%  0.88% 11.68%   5.03%
Phoenix-Aberdeen International Series                  26.73%  28.30% -16.57% -24.73% -15.57% 30.68% 19.70% 17.51% 26.23%  13.90%
Phoenix-Alger Small-Cap Growth Series                                                         52.01%  1.20% 14.61% 18.38%  15.05%
Phoenix-Duff & Phelps Real Estate Securities Series   -21.95%   3.80%  29.62%   5.66%  11.07% 37.02% 33.48% 14.07% 35.84% -16.47%
Phoenix Dynamic Asset Allocation Series: Aggressive
Growth                                                                                                                      7.47%
Phoenix Dynamic Asset Allocation Series: Growth                                                                             7.35%
Phoenix Dynamic Asset Allocation Series: Moderate                                                                           7.00%
Phoenix Dynamic Asset Allocation Series: Moderate
Growth                                                                                                                      7.52%
Phoenix-Sanford Bernstein Mid-Cap Value Series                -11.13% 15.85%   21.88%  -9.37% 39.71% 19.32%  6.76% 13.88%   1.08%
Phoenix-Sanford Bernstein Small Cap Value Series                               14.71%  -9.36% 42.57% 21.57%  6.50% 15.70%  -2.99%
Phoenix-Van Kampen Comstock Series                             23.17% 31.00%  -18.70% -22.64% 22.76% 11.90%  4.48% 19.82%  -3.10%

                    Investment Option                   1998    1999    2000    2001    2002   2003   2004   2005   2006    2007
----------------------------------------------------  ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
Phoenix-Van Kampen Equity 500 Index Series             30.45%  17.74% -12.26% -12.70% -24.37% 25.09%  8.85%  2.76% 13.19%   3.92%

   Non-standardized Annual Total Return for Death Benefit Option 1 Contracts
                                   (continued)


                    Investment Option                   1998    1999    2000    2001    2002   2003   2004   2005   2006    2007
----------------------------------------------------  ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                                                                       22.03%
PIMCO VIT Real Return Portfolio                                                                                             9.53%
PIMCO VIT Total Return Portfolio                                                                                            7.65%
Rydex Variable Trust Inverse Government Long Bond
Strategy Fund                                                                                       -11.47% -6.09%  7.14%  -5.38%
Rydex Variable Trust Nova Fund                         28.90%  22.16% -21.02% -24.27% -36.30% 37.94% 13.59%  3.03% 18.20%   0.21%
Rydex Variable Trust Sector Rotation Fund                                                     28.73%  9.72% 12.69% 10.39%  21.64%
Sentinel Balanced Fund                                                                                6.48%  4.70% 10.49%   8.68%
Sentinel Bond Fund                                                                                    3.81%  0.90%  2.77%   6.64%
Sentinel Common Stock Fund                                                     -8.93% -18.07% 30.26%  8.67%  6.68% 15.10%  10.81%
Sentinel Mid Cap Growth Fund                                                  -24.95% -24.77% 40.58% 11.32%  2.84%  4.66%  22.76%
Sentinel Small Company Fund                                                     4.40% -14.70% 38.20% 14.87%  7.24% 15.14%   7.95%
Summit S&P Midcap 400 Index Portfolio                                  14.85%  -2.06% -15.91% 33.54% 14.72% 10.94%  8.74%   6.42%
Templeton Developing Markets Securities Fund          -21.79%  51.87% -32.66%  -8.92%  -1.05% 51.62% 23.59% 26.28% 26.94%  27.62%
Templeton Foreign Securities Fund                       8.05%  22.10%  -3.24% -16.76% -19.30% 31.02% 17.46%  9.18% 20.36%  14.41%
Templeton Global Asset Allocation Fund                  5.10%  21.41%  -0.85% -10.76%  -5.25% 30.77% 14.68%  2.63% 20.03%   9.02%
Templeton Growth Securities Fund                        0.03%  27.56%   6.22%  -2.20% -19.22% 30.95% 14.98%  7.89% 20.72%   1.42%
Van Kampen UIF Equity and Income Portfolio                                                           10.52%  6.42% 11.57%   2.43%
Wanger International Select                                            -2.46% -27.28% -16.06% 39.97% 23.22% 15.39% 34.78%  20.68%
Wanger International Small Cap                         15.24% 124.39% -28.50% -21.98% -14.61% 47.53% 29.10% 20.44% 35.93%  15.26%
Wanger Select                                                           8.48%   8.11%  -8.45% 29.55% 18.23%  9.50% 18.63%   8.40%
Wanger U.S. Smaller Companies                           7.66%  23.92%  -8.98%  10.38% -17.56% 41.93% 17.27% 10.26%  6.91%   4.44%

    Non-standardized Annual Total Return for Death Benefit Option 2 Contracts


                    Investment Option                   1998    1999    2000    2001    2002   2003   2004   2005   2006    2007
----------------------------------------------------  ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
AIM V.I. Capital Appreciation Fund                     17.82%  42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.98%  10.61%
AIM V.I. Core Equity Fund                              26.10%  32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%   6.76%
AIM V.I. Mid Cap Core Equity                                                          -12.21% 25.74% 12.40%  6.28%  9.86%   8.17%
Alger American Leveraged AllCap Portfolio              55.87%  75.85% -25.77% -16.99% -34.74% 33.04%  6.84% 13.02% 17.78%  31.86%
AllianceBernstein Balanced Wealth Strategy                                                                   5.69% 12.35%   3.95%
AllianceBernstein Wealth Appreciation Strategy
Portfolio                                                                                                    9.55% 15.87%   3.53%
DWS Equity 500 Index VIP                               27.12%  18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%   3.97%
DWS Small Cap Index VIP                                -3.40%  18.67%  -5.06%   0.79% -21.57% 44.61% 16.29%  2.97% 16.04%  -3.12%
Federated Fund For U.S. Government Securities II        6.27%  -1.87%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%   4.95%
Federated High Income Bond Fund II- Primary Shares      1.37%   1.01% -10.15%   0.11%   0.12% 20.69%  9.08%  1.38%  9.43%   2.13%
Fidelity VIP Contrafund(R) Portfolio                   28.32%  22.61%  -7.87% -13.46% -10.56% 26.75% 13.90% 15.39% 10.20%  16.03%
Fidelity VIP Growth Opportunities Portfolio            22.96%   2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.51%  3.99%  21.50%
Fidelity VIP Growth Portfolio                          37.65%  35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40%  25.28%
Fidelity VIP Investment Grade Bond Portfolio                                    6.95%   8.83%  3.76%  3.02%  0.82%  3.01%   2.90%
Franklin Flex Cap Growth Securities Fund                                                                            3.90%  12.90%
Franklin Income Securities Fund                                        17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%   2.45%
Lazard Retirement Small-Cap Portfolio                  -4.42%   3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62%  -8.36%
Lord Abbett Bond-Debenture Portfolio                                                    6.58% 16.54%  6.54%  0.05%  7.97%   4.85%
Lord Abbett Growth and Income Portfolio                11.48%  15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%   2.14%
Lord Abbett Mid-Cap Value Portfolio                                    50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83%  -0.68%
Mutual Shares Securities Fund                                   7.90%  11.07%   5.71% -12.91% 23.58% 11.22%  9.18% 16.91%   2.18%
Neuberger Berman AMT Fasciano Portfolio                                                       23.51% 10.48%  1.62%  3.94%  -0.75%
Neuberger Berman AMT Guardian Portfolio                                                       29.76% 14.11%  6.81% 11.61%   5.79%
Oppenheimer Capital Appreciation Fund/VA                                              -27.99% 29.07%  5.29%  3.56%  6.34%  12.43%
Oppenheimer Global Securities Fund/VA                                         -13.27% -23.33% 41.09% 17.40% 12.65% 15.91%   4.75%
Oppenheimer Main Street Small Cap Fund/VA                                             -16.97% 42.45% 17.70%  8.36% 13.23%  -2.63%
Phoenix Capital Growth Series                          28.34%  28.04% -18.81% -35.41% -25.75% 24.91%  3.66%  2.42%  1.93%   9.36%
Phoenix Growth & Income Series                                 15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%   5.32%
Phoenix Mid-Cap Growth Series                                  43.79%  12.34% -26.23% -33.34% 27.22%  5.39%  2.88%  2.83%  20.27%
Phoenix Money Market Series                             3.74%   3.50%   4.73%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%   3.56%
Phoenix Multi-Sector Fixed Income Series               -5.39%   4.11%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%   2.41%
Phoenix Multi-Sector Short Term Bond Series                                                           4.02%  0.10%  4.40%   2.68%
Phoenix Strategic Allocation Series                    19.24%   9.90%  -0.66%   0.59% -12.68% 18.38%  6.12%  0.52% 11.28%   4.65%
Phoenix-Aberdeen International Series                  26.29%  27.86% -16.86% -25.00% -15.87% 30.22% 19.27% 17.09% 25.79%  13.50%
Phoenix-Alger Small-Cap Growth Series                                                         51.47%  0.84% 14.20% 17.97%  14.64%
Phoenix-Duff & Phelps Real Estate Securities Series   -22.22%   3.45%  29.18%   5.28%  10.68% 36.54% 33.01% 13.66% 35.36% -16.77%
Phoenix Dynamic Asset Allocation Series: Aggressive
Growth                                                                                                                      7.08%
Phoenix Dynamic Asset Allocation Series: Growth                                                                             6.97%
Phoenix Dynamic Asset Allocation Series: Moderate                                                                           6.62%
Phoenix Dynamic Asset Allocation Series: Moderate
Growth                                                                                                                      7.14%
Phoenix-Sanford Bernstein Mid-Cap Value Series                -11.43% 15.46%   21.45%  -9.69% 39.21% 18.90% 6.39%  13.48%   0.72%
Phoenix-Sanford Bernstein Small Cap Value Series                               14.31%  -9.68% 42.07% 21.14% 6.12%  15.29%  -3.33%
Phoenix-Van Kampen Comstock Series                             22.74% 30.55%  -18.99% -22.91% 22.33% 11.50% 4.12%  19.39%  -3.44%

                    Investment Option                   1998    1999    2000    2001    2002   2003   2004   2005   2006    2007
----------------------------------------------------  ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
Phoenix-Van Kampen Equity 500 Index Series             29.99%  17.33% -12.57% -13.01% -24.64% 24.65% 8.46%  2.40%  12.79%   3.56%

    Non-standardized Annual Total Return for Death Benefit Option 2 Contracts
                                  (continued)


                    Investment Option                   1998    1999    2000    2001    2002   2003   2004   2005   2006    2007
----------------------------------------------------  ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                                                                       21.60%
PIMCO VIT Real Return Portfolio                                                                                             9.14%
PIMCO VIT Total Return Portfolio                                                                                            7.27%
Rydex Variable Trust Inverse Government Long Bond
Strategy Fund                                                                                       -11.78% -6.42%  6.76%  -5.71%
Rydex Variable Trust Nova Fund                         28.45%  21.73% -21.29% -24.54% -36.52% 37.46% 13.19%  2.67% 17.79%  -0.14%
Rydex Variable Trust Sector Rotation Fund                                                     28.28%  9.33% 12.30% 10.00%  21.21%
Sentinel Balanced Fund                                                                                6.10%  4.34% 10.10%   8.30%
Sentinel Bond Fund                                                                                    3.45%  0.54%  2.41%   6.26%
Sentinel Common Stock Fund                                                     -9.25% -18.36% 29.80%  8.29%  6.31% 14.70%  10.42%
Sentinel Mid Cap Growth Fund                                                  -25.21% -25.03% 40.09% 10.93%  2.48%  4.29%  22.33%
Sentinel Small Company Fund                                                     4.03% -15.00% 37.72% 14.47%  6.87% 14.73%   7.57%
Summit S&P Midcap 400 Index Portfolio                                  14.45%  -2.41% -16.20% 33.07% 14.32% 10.56%  8.36%   6.04%
Templeton Developing Markets Securities Fund          -22.07%  51.36% -32.90%  -9.24%  -1.40% 51.08% 23.15% 25.84% 26.49%  27.17%
Templeton Foreign Securities Fund                       7.67%  21.68%  -3.58% -17.05% -19.58% 30.56% 17.05%  8.80% 19.93%  14.01%
Templeton Global Asset Allocation Fund                  4.73%  20.99%  -1.19% -11.08%  -5.58% 30.31% 14.27%  2.26% 19.60%   8.63%
Templeton Growth Securities Fund                       -0.32%  27.16%   5.85%  -2.55% -19.51% 30.48% 14.58%  7.51% 20.29%   1.06%
Van Kampen UIF Equity and Income Portfolio                                                           10.13%  6.05% 11.18%   2.06%
Wanger International Select                                            -2.80% -27.54% -16.35% 39.47% 22.78% 14.98% 34.31%  20.25%
Wanger International Small Cap                         14.83% 123.65% -28.75% -22.26% -14.91% 47.01% 28.64% 20.01% 35.45%  14.85%
Wanger Select                                                           8.10%   7.72%  -8.77% 29.09% 17.82%  9.11% 18.21%   8.02%
Wanger U.S. Smaller Companies                           7.29%  23.50%  -9.30%   9.99% -17.85% 41.43% 16.85%  9.87%  6.53%   4.07%

    Non-standardized Annual Total Return for Death Benefit Option 3 Contracts


                    Investment Option                   1998    1999    2000    2001    2002   2003   2004   2005   2006    2007
----------------------------------------------------  ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
AIM V.I. Capital Appreciation Fund                     17.70%  42.68% -12.10% -24.32% -25.38% 27.77%  5.19%  7.37%  4.87%  10.50%
AIM V.I. Core Equity Fund                              25.97%  32.45% -15.70% -23.88% -16.72% 22.75%  7.50%  3.90% 15.14%   6.65%
AIM V.I. Mid Cap Core Equity                                                          -12.29% 25.61% 12.29%  6.17%  9.75%   8.06%
Alger American Leveraged AllCap Portfolio              55.72%  75.68% -25.85% -17.07% -34.80% 32.91%  6.73% 12.91% 17.66%  31.72%
AllianceBernstein Balanced Wealth Strategy                                                                   5.58% 12.23%   3.84%
AllianceBernstein Wealth Appreciation Strategy
Portfolio                                                                                                    9.44% 15.75%   3.43%
DWS Equity 500 Index VIP                               26.99%  18.77% -10.45% -13.39% -23.37% 26.43%  9.10%  3.27% 13.97%   3.87%
DWS Small Cap Index VIP                                -3.49%  18.56%  -5.16%   0.69% -21.65% 44.47% 16.18%  2.87% 15.92%  -3.22%
Federated Fund For U.S. Government Securities II        6.11%  -2.01%   9.51%   5.58%   7.58%  0.98%  2.21%  0.66%  2.74%   4.84%
Federated High Income Bond Fund II- Primary Shares      1.32%   0.94% -10.23%   0.01%   0.02% 20.57%  8.97%  1.28%  9.32%   2.03%
Fidelity VIP Contrafund(R) Portfolio                   28.20%  22.48%  -7.96% -13.55% -10.65% 26.62% 13.78% 15.28% 10.09%  15.91%
Fidelity VIP Growth Opportunities Portfolio            22.84%   2.79% -18.29% -15.60% -22.97% 27.91%  5.61%  7.40%  3.88%  21.37%
Fidelity VIP Growth Portfolio                          37.51%  35.45% -12.26% -18.84% -31.14% 30.99%  1.87%  4.25%  5.30%  25.15%
Fidelity VIP Investment Grade Bond Portfolio                                    6.84%   8.72%  3.65%  2.92%  0.72%  2.91%   2.80%
Franklin Flex Cap Growth Securities Fund                                                                            3.80%  12.78%
Franklin Income Securities Fund                                        17.83%  -0.60%  -1.94% 29.95% 12.32%  0.24% 16.65%   2.35%
Lazard Retirement Small-Cap Portfolio                  -4.51%   3.72%  19.43%  17.03% -18.78% 35.38% 13.35%  2.60% 14.51%  -8.46%
Lord Abbett Bond-Debenture Portfolio                                                    6.48% 16.42%  6.44% -0.05%  7.86%   4.75%
Lord Abbett Growth and Income Portfolio                11.37%  15.17%  14.23%  -7.98% -19.13% 29.26% 11.14%  1.86% 15.70%   2.03%
Lord Abbett Mid-Cap Value Portfolio                                    50.40%   6.59% -10.99% 23.08% 22.38%  6.77% 10.72%  -0.78%
Mutual Shares Securities Fund                                   7.73%  10.96%   5.60% -13.00% 23.46% 11.11%  9.07% 16.79%   2.08%
Neuberger Berman AMT Fasciano Portfolio                                                       23.39% 10.37%  1.52%  3.84%  -0.85%
Neuberger Berman AMT Guardian Portfolio                                                       29.63% 14.00%  6.70% 11.50%   5.69%
Oppenheimer Capital Appreciation Fund/VA                                              -28.07% 28.94%  5.18%  3.46%  6.24%  12.32%
Oppenheimer Global Securities Fund/VA                                         -13.36% -23.41% 40.95% 17.28% 12.53% 15.79%   4.64%
Oppenheimer Main Street Small Cap Fund/VA                                             -17.06% 42.31% 17.58%  8.25% 13.12%  -2.73%
Phoenix Capital Growth Series                          28.15%  27.87% -18.89% -35.48% -25.83% 24.78%  3.55%  2.32%  1.83%   9.25%
Phoenix Growth & Income Series                                 15.36%  -7.86%  -9.41% -23.56% 25.74%  8.98%  3.39% 15.61%   5.21%
Phoenix Mid-Cap Growth Series                                  43.64%  12.27% -26.30% -33.41% 27.10%  5.28%  2.78%  2.73%  20.15%
Phoenix Money Market Series                             3.58%   3.34%   4.62%   2.41%   0.05% -0.67% -0.57%  1.20%  3.01%   3.46%
Phoenix Multi-Sector Fixed Income Series               -5.44%   4.04%   5.05%   4.65%   8.51% 13.03%  5.39%  0.42%  5.41%   2.30%
Phoenix Multi-Sector Short Term Bond Series                                                           3.91%  0.00%  4.29%   2.58%
Phoenix Strategic Allocation Series                    19.06%   9.71%  -0.75%   0.49% -12.77% 18.26%  6.01%  0.42% 11.17%   4.55%
Phoenix-Aberdeen International Series                  26.10%  27.67% -16.94% -25.08% -15.96% 30.09% 19.15% 16.98% 25.66%  13.39%
Phoenix-Alger Small-Cap Growth Series                                                         51.32%  0.74% 14.09% 17.85%  14.52%
Phoenix-Duff & Phelps Real Estate Securities Series   -22.34%   3.30%  29.05%   5.18%  10.57% 36.40% 32.87% 13.55% 35.22% -16.85%
Phoenix Dynamic Asset Allocation Series:                                                                                    6.98%

                    Investment Option                   1998    1999    2000    2001    2002   2003   2004   2005   2006    2007
----------------------------------------------------  ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
Aggressive Growth
Phoenix Dynamic Asset Allocation Series: Growth                                                                             6.86%
Phoenix Dynamic Asset Allocation Series: Moderate                                                                           6.51%
Phoenix Dynamic Asset Allocation Series: Moderate
Growth                                                                                                                      7.03%
Phoenix-Sanford Bernstein Mid-Cap Value Series                -11.49%  15.32%  21.32%  -9.78% 39.07%  18.78% 6.28% 13.36%   0.62%
Phoenix-Sanford Bernstein Small Cap Value Series                               14.20%  -9.77% 41.92%  21.02% 6.01% 15.18%  -3.43%
Phoenix-Van Kampen Comstock Series                             22.55%  30.42% -19.07% -22.99% 22.20%  11.39% 4.01% 19.27%  -3.54%
Phoenix-Van Kampen Equity 500 Index Series             29.80%  17.18% -12.66% -13.10% -24.72% 24.53%   8.35% 2.30% 12.67%   3.45%

    Non-standardized Annual Total Return for Death Benefit Option 3 Contracts
                                  (continued)


                    Investment Option                   1998    1999    2000    2001    2002   2003   2004   2005   2006    2007
----------------------------------------------------  ------- ------- ------- ------- ------- ------ ------ ------ ------ -------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                                                                       21.47%
PIMCO VIT Real Return Portfolio                                                                                             9.03%
PIMCO VIT Total Return Portfolio                                                                                            7.16%
Rydex Variable Trust Inverse Government Long Bond
Strategy Fund                                                                                       -11.87% -6.51%  6.65%  -5.81%
Rydex Variable Trust Nova Fund                         28.32%  21.61% -21.37% -24.61% -36.59% 37.32% 13.08%  2.57% 17.67%  -0.25%
Rydex Variable Trust Sector Rotation Fund                                                     28.15%  9.22% 12.18%  9.89%  21.08%
Sentinel Balanced Fund                                                                                6.00%  4.23% 10.00%   8.19%
Sentinel Bond Fund                                                                                    3.34%  0.44%  2.31%   6.15%
Sentinel Common Stock Fund                                                     -9.34% -18.44% 29.67%  8.18%  6.21% 14.59%  10.31%
Sentinel Mid Cap Growth Fund                                                  -25.29% -25.11% 39.95% 10.82%  2.38%  4.19%  22.20%
Sentinel Small Company Fund                                                     3.93% -15.08% 37.58% 14.35%  6.76% 14.62%   7.46%
Summit S&P Midcap 400 Index Portfolio                                  14.34%  -2.50% -16.29% 32.94% 14.20% 10.45%  8.25%   5.94%
Templeton Developing Markets Securities Fund          -22.18%  50.99% -32.95%  -9.33%  -1.49% 50.93% 23.03% 25.71% 26.37%  27.04%
Templeton Foreign Securities Fund                       7.51%  21.50%  -3.68% -17.14% -19.66% 30.43% 16.93%  8.69% 19.81%  13.89%
Templeton Global Asset Allocation Fund                  4.68%  20.91%  -1.29% -11.17%  -5.68% 30.17% 14.16%  2.16% 19.48%   8.52%
Templeton Growth Securities Fund                       -0.47%  26.97%   5.74%  -2.65% -19.59% 30.35% 14.46%  7.40% 20.17%   0.96%
Van Kampen UIF Equity and Income Portfolio                                                           10.02%  5.94% 11.07%   1.96%
Wanger International Select                                            -2.89% -27.62% -16.44% 39.33% 22.66% 14.86% 34.17%  20.13%
Wanger International Small Cap                         14.66% 123.32% -28.82% -22.34% -15.00% 46.86% 28.51% 19.89% 35.32%  14.74%
Wanger Select                                                           8.00%   7.61%  -8.87% 28.96% 17.70%  9.00% 18.09%   7.91%
Wanger U.S. Smaller Companies                           7.12%  23.32%  -9.39%   9.88% -17.93% 41.29% 16.74%  9.76%  6.42%   3.96%

Calculation of Yield and Return


     Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


     The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

     The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Option 1), 1.125% (Option 2) or 1.225% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


     The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.


     We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


     The following examples of a return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2007:



Death Benefit Option 1 Contracts
Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:...............................  1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:..........................................  1.000618
Calculation:
    Ending account value..........................................  1.000618
    Less beginning account value..................................  1.000000
    Net change in account value...................................  0.000618
Base period return:
    (net change/beginning account value)..........................  0.000618
Current yield = return x (365/7) =................................      3.22%
Effective yield = [(1 + return)365/7] -1 =........................      3.27%

Death Benefit Option 2 Contracts
Value of hypothetical pre-existing account with exactly one
    unit at the beginning of the period:..........................  1.000000
Value of the same account (excluding capital changes) at
    the end of the 7-day period:..................................  1.000550
Calculation:
     Ending account value.........................................  1.000550
     Less beginning account value.................................  1.000000
     Net change in account value..................................  0.000550
Base period return:
     (net change/beginning account value).........................  0.000550
Current yield = return x (365/7) =................................      2.87%
Effective yield = [(1 + return)365/7] -1 =........................      2.91%

Death Benefit Option 3 Contracts(1)
Value of hypothetical pre-existing account with exactly one
    unit at the beginning of the period:..........................  1.000000
Value of the same account (excluding capital changes) at
    the end of the 7-day period:..................................  1.000531
Calculation:
     Ending account value.........................................  1.000531
     Less beginning account value.................................  1.000000
     Net change in account value..................................  0.000531
Base period return:
     (net change/beginning account value).........................  0.000531
Current yield = return x (365/7) =................................      2.77%
Effective yield = [(1 + return)365/7] -1 =........................      2.81%


     Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.



     Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the investment option;


(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

Where:
 II      a hypothetical initial payment of $1,000
 R    =  average annual total return for the period
 n    =  number of years in the period
 ERV  =  ending redeemable value of the hypothetical $1,000 for the period
         [see (2) and (3) above]


     We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.


Performance Information

     Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

     The Dow Jones Industrial Average(SM) (1) ("DJIA")
     CS First Boston High Yield Index
     Citigroup Corporate Index
     Citigroup Government Bond Index
     Standard & Poor's 500 Index(R) ("S&P 500")(2)

     Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:


     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial

     A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

     Barron's
     Business Week
     Changing Times
     Consumer Reports
     Financial Planning
     Financial Services Weekly
     Forbes
     Fortune
     Investor's Business Daily
     Money
     Personal Investor
     The New York Times
     Registered Representative
     U.S. News and World Report
     The Wall Street Journal

     A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.


     The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

     The Dow Jones Industrial Average(SM) (1) ("DJIA")
     CS First Boston High Yield Index
     Citigroup Corporate Index
     Citigroup Government Bond Index
     S&P 500(2)


Calculation of Annuity Payments

     See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

     You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments


     Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:


     Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

     It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments


     Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the investment options.

     Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each investment option by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each investment option. We determine future payments under these options by multiplying the contract value in each investment option (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each investment option investment.


     Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

     Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.


     We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


Experts


     The financial statements of PHL Variable Accumulation Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

     Michele DrummeyCounsel, PHL Variable Insurance Company has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.


----------
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIASM are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).


(2) The S&P 500 is a free-float market capitalization-weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                                                                    [Version C]
                           Phoenix Spectrum Edge(R)

            PHL VARIABLE ACCUMULATION ACCOUNT ("Separate Account")
                        PHL VARIABLE INSURANCE COMPANY
                VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                      Statement of Additional Information


Home Office:                                      PHL Variable Insurance Company
One American Row                                     Annuity Operations Division
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                               Boston, Massachusetts 02266-8027


                                  May 1, 2008

   This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2008. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                               Table of Contents



                                                                         Page
                                                                         ----
  PHL Variable Insurance Company........................................    2
  Underwriter...........................................................    2
  Services..............................................................    2
  Performance History...................................................    3
  Calculation of Yield and Return.......................................   24
  Calculation of Annuity Payments.......................................   26
  Experts...............................................................   27
  Separate Account Financial Statements................................. SA-1
  Company Financial Statements..........................................  F-1

PHL Variable Insurance Company
--------------------------------------------------------------------------------

   PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

   PHL Variable is directly owned by PM Holdings, Inc. ("PMH"), a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

Underwriter
--------------------------------------------------------------------------------

   Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.

Services
--------------------------------------------------------------------------------

Servicing Agent

   The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


   The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



   Year Ended December 31,                                        Fee Paid
   -----------------------                                      ------------
   2005........................................................ $1.9 Million
   2006........................................................ $1.5 Million
   2007........................................................ $1.7 Million


Other Service Providers

   Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


     Year Ended December 31,                                      Fee Paid
     -----------------------                                      --------
     2005........................................................ $ 86,000
     2006........................................................ $101,000
     2007........................................................ $ 95,000



   Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



    Year Ended December 31,                                       Fee Paid
    -----------------------                                      -----------
    2005........................................................ $159,779.94
    2006........................................................ $177,316.43
    2007........................................................ $352,306.86



   Under an Administrative and Accounting Services Agreement between PFPC, INC.
(PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



   Year Ended December 31,                                        Fee Paid
   -----------------------                                      ------------
   2005........................................................ $548,916.200
   2006........................................................ $537,086.622
   2007........................................................ $ 560,416.07

Performance History
--------------------------------------------------------------------------------

From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Investment Option, as yield of the Phoenix Multi-Sector Fixed Income Investment Option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income Investment Option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

   When an investment option advertises its standardized average annual total return, it usually will be calculated for one, five and ten years or since inception if the investment option has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state) at the beginning of the relevant period.

   Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

   Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

   For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                     for Death Benefit Option 1 Contracts


                                                     Inception            5     10      Since
Investment Option                                      Date     1 Year  Years  Years  Inception*
-----------------                                    ---------- ------  -----  -----  ----------
AIM V.I. Capital Appreciation Fund..................  3/30/2001   4.36% 10.66%           2.81%
AIM V.I Core Equity Fund............................  4/21/2006   0.51%                  6.22%
AIM V.I. Mid Cap Core Equity........................  12/1/2004   1.92%                  7.51%
Alger American Leveraged AllCap Portfolio...........   6/5/2000  25.64% 19.90%           0.38%
DWS Equity 500 Index VIP............................ 10/29/2001  -2.28% 10.85%           5.33%
Federated Fund For U.S. Government Securities II....  7/15/1999  -1.31%  1.93%           4.08%
Federated High Income Bond Fund II- Primary Shares..  7/15/1999  -4.13%  8.00%           3.33%
Fidelity VIP Contrafund(R) Portfolio................   6/5/2000   9.79% 16.12%           5.89%
Fidelity VIP Growth Opportunities Portfolio.........   6/5/2000  15.27% 12.70%           0.26%
Fidelity VIP Growth Portfolio.......................   6/5/2000  19.05% 12.75%          -1.66%
Fidelity VIP Investment Grade Bond Portfolio........  1/29/2007                         -2.82%
Franklin Income Securities Fund.....................  4/28/2006  -3.81%                  5.04%
Lazard Retirement Small-Cap Portfolio...............  4/25/2005 -14.12%                  3.39%
Lord Abbett Bond-Debenture Portfolio................  4/20/2005  -1.40%                  4.64%
Lord Abbett Growth and Income Portfolio.............  4/20/2005  -4.12%                  8.32%
Lord Abbett Mid-Cap Value Portfolio.................  4/20/2005  -6.91%                  7.23%
Mutual Shares Securities Fund.......................   5/1/2000  -4.08% 12.13%           8.13%
Neuberger Berman AMT Fasciano Portfolio.............  4/28/2006  -6.97%                 -5.69%
Neuberger Berman AMT Guardian Portfolio.............  4/28/2006  -0.46%                  3.83%
Oppenheimer Capital Appreciation Fund/VA............  4/28/2006   6.18%                  5.29%
Oppenheimer Global Securities Fund/VA...............  4/28/2006  -1.51%                  3.64%
Oppenheimer Main Street Small Cap Fund/VA...........  4/28/2006  -8.73%                 -4.79%
Phoenix Capital Growth Series.......................  12/7/1994   3.11%  7.80% -0.52%    3.85%
Phoenix Growth & Income Series......................   3/2/1998  -0.94% 11.34%           4.46%
Phoenix Mid-Cap Growth Series.......................   3/2/1998  14.04% 11.00%           5.21%
Phoenix Money Market Series.........................  12/7/1994  -2.70%  0.89%  2.20%    2.64%
Phoenix Multi-Sector Fixed Income Series............  12/7/1994  -3.85%  4.95%  4.40%    6.53%
Phoenix Multi-Sector Short Term Bond Series.........   6/2/2003  -3.58%                  2.44%
Phoenix Strategic Allocation Series.................  12/7/1994  -1.60%  7.69%  5.41%    7.50%
Phoenix-Aberdeen International Series...............  12/7/1994   7.26% 20.88%  8.28%    8.93%
Phoenix-Alger Small-Cap Growth Series...............  8/12/2002   8.40% 18.56%          17.27%
Phoenix-Duff & Phelps Real Estate Securities Series.   5/1/1995 -22.00% 18.22% 10.99%   14.03%
Phoenix Dynamic Asset Allocation Series: Aggressive
  Growth............................................   2/3/2006   0.83%                  7.14%
Phoenix Dynamic Asset Allocation Series: Growth.....   2/3/2006   0.72%                  5.69%
Phoenix Dynamic Asset Allocation Series: Moderate...   2/3/2006   0.37%                  3.22%
Phoenix Dynamic Asset Allocation Series: Moderate
  Growth............................................   2/3/2006   0.89%                  5.15%
Phoenix-Sanford Bernstein Mid-Cap Value Series......   3/2/1998  -5.54% 14.80%           7.25%
Phoenix-Sanford Bernstein Small Cap Value Series.... 11/20/2000  -9.39% 15.07%          12.05%
Phoenix-Van Kampen Comstock Series..................   3/2/1998  -9.50% 10.07%           6.22%
Phoenix-Van Kampen Equity 500 Index Series..........  7/14/1997  -2.70%  9.80%  3.59%    3.94%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio  4/28/2006  15.37%                  6.14%
PIMCO VIT Real Return Portfolio.....................  4/28/2006   2.89%                  3.27%
PIMCO VIT Total Return Portfolio....................  4/28/2006   1.01%                  3.30%
Rydex Variable Trust Inverse Government Long Bond
  Strategy Fund.....................................   6/2/2003 -11.63%                 -3.43%
Rydex Variable Trust Nova Fund......................   6/2/2003  -6.40%                 11.40%
Rydex Variable Trust Sector Rotation Fund...........   6/2/2003  14.97%                 14.59%
Sentinel Balanced Fund..............................  9/10/2007                         -4.57%
Sentinel Bond Fund..................................  9/10/2007                         -4.23%
Sentinel Common Stock Fund..........................  9/10/2007                         -4.10%
Sentinel Mid Cap Growth Fund........................  9/10/2007                          1.99%
Sentinel Small Company Fund.........................  9/10/2007                         -4.93%
Templeton Developing Markets Securities Fund........   5/1/1997  20.95% 30.32% 10.37%    5.55%
Templeton Foreign Securities Fund...................   5/1/1997   7.76% 17.67%  6.78%    7.18%
Templeton Growth Securities Fund....................   5/1/2000  -5.20% 14.11%           6.42%
Van Kampen UIF Equity and Income Portfolio..........  4/28/2006  -4.20%                  2.50%

Standardized Average Annual Total Return for the Period Ended December 31, 2007
               for Death Benefit Option 1 Contracts (continued)


                                   Inception   1      5     10      Since
    Investment Option                Date     Year  Years  Years  Inception*
    -----------------              --------- -----  -----  -----  ----------
    Wanger International Select... 2/1/1999  14.02% 25.94%          14.84%
    Wanger International Small Cap 5/1/1995   8.61% 28.63% 15.75%   17.03%
    Wanger Select................. 2/1/1999   1.77% 16.00%          13.17%
    Wanger U.S. Smaller Companies. 5/1/1995  -2.19% 14.81%  8.22%   13.07%

* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                     for Death Benefit Option 2 Contracts


                                                     Inception            5     10      Since
Investment Option                                      Date     1 Year  Years  Years  Inception*
-----------------                                    ---------- ------  -----  -----  ----------
AIM V.I. Capital Appreciation Fund..................  3/30/2001   4.19% 10.49%           2.65%
AIM V.I Core Equity Fund............................  4/21/2006   0.34%                  6.05%
AIM V.I. Mid Cap Core Equity........................  12/1/2004   1.76%                  7.34%
Alger American Leveraged AllCap Portfolio...........   6/5/2000  25.44% 19.72%           0.23%
DWS Equity 500 Index VIP............................ 10/29/2001  -2.44% 10.68%           5.17%
Federated Fund For U.S. Government Securities II....  7/15/1999  -1.47%  1.77%           3.93%
Federated High Income Bond Fund II- Primary Shares..  7/15/1999  -4.29%  7.83%           3.18%
Fidelity VIP Contrafund(R) Portfolio................   6/5/2000   9.62% 15.95%           5.73%
Fidelity VIP Growth Opportunities Portfolio.........   6/5/2000  15.08% 12.53%           0.11%
Fidelity VIP Growth Portfolio.......................   6/5/2000  18.86% 12.58%          -1.81%
Fidelity VIP Investment Grade Bond Portfolio........  1/29/2007                         -2.96%
Franklin Income Securities Fund.....................  4/28/2006  -3.96%                  4.87%
Lazard Retirement Small-Cap Portfolio...............  4/25/2005 -14.25%                  3.23%
Lord Abbett Bond-Debenture Portfolio................  4/20/2005  -1.56%                  4.48%
Lord Abbett Growth and Income Portfolio.............  4/20/2005  -4.28%                  8.15%
Lord Abbett Mid-Cap Value Portfolio.................  4/20/2005  -7.05%                  7.06%
Mutual Shares Securities Fund.......................   5/1/2000  -4.24% 11.95%           7.96%
Neuberger Berman AMT Fasciano Portfolio.............  4/28/2006  -7.11%                 -5.83%
Neuberger Berman AMT Guardian Portfolio.............  4/28/2006  -0.62%                  3.67%
Oppenheimer Capital Appreciation Fund/VA............  4/28/2006   6.01%                  5.13%
Oppenheimer Global Securities Fund/VA...............  4/28/2006  -1.67%                  3.48%
Oppenheimer Main Street Small Cap Fund/VA...........  4/28/2006  -8.87%                 -4.93%
Phoenix Capital Growth Series.......................  12/7/1994   2.94%  7.64% -0.67%    3.69%
Phoenix Growth & Income Series......................   3/2/1998  -1.10% 11.17%           4.30%
Phoenix Mid-Cap Growth Series.......................   3/2/1998  13.85% 10.83%           5.05%
Phoenix Money Market Series.........................  12/7/1994  -2.85%  0.74%  2.04%    2.48%
Phoenix Multi-Sector Fixed Income Series............  12/7/1994  -4.01%  4.78%  4.24%    6.36%
Phoenix Multi-Sector Short Term Bond Series.........   6/2/2003  -3.74%                  2.28%
Phoenix Strategic Allocation Series.................  12/7/1994  -1.76%  7.52%  5.25%    7.33%
Phoenix-Aberdeen International Series...............  12/7/1994   7.08% 20.69%  8.11%    8.76%
Phoenix-Alger Small-Cap Growth Series...............  8/12/2002   8.22% 18.38%          17.09%
Phoenix-Duff & Phelps Real Estate Securities Series.   5/1/1995 -22.12% 18.04% 10.82%   13.86%
Phoenix Dynamic Asset Allocation Series: Aggressive
  Growth............................................   2/3/2006   0.67%                  6.97%
Phoenix Dynamic Asset Allocation Series: Growth.....   2/3/2006   0.55%                  5.52%
Phoenix Dynamic Asset Allocation Series: Moderate...   2/3/2006   0.21%                  3.05%
Phoenix Dynamic Asset Allocation Series: Moderate
  Growth............................................   2/3/2006   0.72%                  4.98%
Phoenix-Sanford Bernstein Mid-Cap Value Series......   3/2/1998  -5.70% 14.63%           7.09%
Phoenix-Sanford Bernstein Small Cap Value Series.... 11/20/2000  -9.53% 14.89%          11.88%
Phoenix-Van Kampen Comstock Series..................   3/2/1998  -9.64%  9.90%           6.06%
Phoenix-Van Kampen Equity 500 Index Series..........  7/14/1997  -2.86%  9.63%  3.43%    3.78%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio  4/28/2006  15.18%                  5.97%
PIMCO VIT Real Return Portfolio.....................  4/28/2006   2.72%                  3.10%
PIMCO VIT Total Return Portfolio....................  4/28/2006   0.85%                  3.13%
Rydex Variable Trust Inverse Government Long Bond
  Strategy Fund.....................................   6/2/2003 -11.76%                 -3.58%
Rydex Variable Trust Nova Fund......................   6/2/2003  -6.54%                 11.23%
Rydex Variable Trust Sector Rotation Fund...........   6/2/2003  14.79%                 14.41%
Sentinel Balanced Fund..............................  9/10/2007                         -4.62%
Sentinel Bond Fund..................................  9/10/2007                         -4.28%
Sentinel Common Stock Fund..........................  9/10/2007                         -4.15%
Sentinel Mid Cap Growth Fund........................  9/10/2007                          1.94%
Sentinel Small Company Fund.........................  9/10/2007                         -4.97%
Templeton Developing Markets Securities Fund........   5/1/1997  20.75% 30.12% 10.20%    5.39%
Templeton Foreign Securities Fund...................   5/1/1997   7.59% 17.49%  6.62%    7.02%
Templeton Growth Securities Fund....................   5/1/2000  -5.35% 13.93%           6.26%
Van Kampen UIF Equity and Income Portfolio..........  4/28/2006  -4.35%                  2.33%

Standardized Average Annual Total Return for the Period Ended December 31, 2007
               for Death Benefit Option 2 Contracts (continued)


                                   Inception   1      5     10      Since
    Investment Option                Date     Year  Years  Years  Inception*
    -----------------              --------- -----  -----  -----  ----------
    Wanger International Select... 2/1/1999  13.84% 25.75%          14.67%
    Wanger International Small Cap 5/1/1995   8.44% 28.43% 15.57%   16.86%
    Wanger Select................. 2/1/1999   1.60% 15.83%          13.00%
    Wanger U.S. Smaller Companies. 5/1/1995  -2.35% 14.63%  8.05%   12.90%

* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                     for
                       Death Benefit Option 3 Contracts**


                                                     Inception            5     10      Since
Investment Option                                      Date     1 Year  Years  Years  Inception*
-----------------                                    ---------- ------  -----  -----  ----------
AIM V.I. Capital Appreciation Fund..................  3/30/2001   4.02% 10.32%           2.49%
AIM V.I Core Equity Fund............................  4/21/2006   0.18%                  5.88%
AIM V.I. Mid Cap Core Equity........................  12/1/2004   1.59%                  7.17%
Alger American Leveraged AllCap Portfolio...........   6/5/2000  25.24% 19.53%           0.08%
DWS Equity 500 Index VIP............................ 10/29/2001  -2.60% 10.51%           5.01%
Federated Fund For U.S. Government Securities II....  7/15/1999  -1.63%  1.61%           3.77%
Federated High Income Bond Fund II- Primary Shares..  7/15/1999  -4.44%  7.67%           3.02%
Fidelity VIP Contrafund(R) Portfolio................   6/5/2000   9.44% 15.77%           5.57%
Fidelity VIP Growth Opportunities Portfolio.........   6/5/2000  14.90% 12.36%          -0.04%
Fidelity VIP Growth Portfolio.......................   6/5/2000  18.67% 12.40%          -1.96%
Fidelity VIP Investment Grade Bond Portfolio........  1/29/2007                         -3.10%
Franklin Income Securities Fund.....................  4/28/2006  -4.12%                  4.70%
Lazard Retirement Small-Cap Portfolio...............  4/25/2005 -14.38%                  3.06%
Lord Abbett Bond-Debenture Portfolio................  4/20/2005  -1.72%                  4.31%
Lord Abbett Growth and Income Portfolio.............  4/20/2005  -4.43%                  7.98%
Lord Abbett Mid-Cap Value Portfolio.................  4/20/2005  -7.19%                  6.89%
Mutual Shares Securities Fund.......................   5/1/2000  -4.39% 11.78%           7.80%
Neuberger Berman AMT Fasciano Portfolio.............  4/28/2006  -7.25%                 -5.98%
Neuberger Berman AMT Guardian Portfolio.............  4/28/2006  -0.78%                  3.50%
Oppenheimer Capital Appreciation Fund/VA............  4/28/2006   5.84%                  4.96%
Oppenheimer Global Securities Fund/VA...............  4/28/2006  -1.83%                  3.31%
Oppenheimer Main Street Small Cap Fund/VA...........  4/28/2006  -9.01%                 -5.08%
Phoenix Capital Growth Series.......................  12/7/1994   2.78%  7.47% -0.82%    3.53%
Phoenix Growth & Income Series......................   3/2/1998  -1.26% 11.00%           4.14%
Phoenix Mid-Cap Growth Series.......................   3/2/1998  13.67% 10.66%           4.89%
Phoenix Money Market Series.........................  12/7/1994  -3.01%  0.58%  1.89%    2.32%
Phoenix Multi-Sector Fixed Income Series............  12/7/1994  -4.17%  4.62%  4.08%    6.20%
Phoenix Multi-Sector Short Term Bond Series.........   6/2/2003  -3.89%                  2.12%
Phoenix Strategic Allocation Series.................  12/7/1994  -1.92%  7.35%  5.09%    7.17%
Phoenix-Aberdeen International Series...............  12/7/1994   6.91% 20.51%  7.95%    8.60%
Phoenix-Alger Small-Cap Growth Series...............  8/12/2002   8.05% 18.19%          16.92%
Phoenix-Duff & Phelps Real Estate Securities Series.   5/1/1995 -22.24% 17.86% 10.66%   13.69%
Phoenix Dynamic Asset Allocation Series: Aggressive
  Growth............................................   2/3/2006   0.50%                  6.80%
Phoenix Dynamic Asset Allocation Series: Growth.....   2/3/2006   0.39%                  5.36%
Phoenix Dynamic Asset Allocation Series: Moderate...   2/3/2006   0.04%                  2.89%
Phoenix Dynamic Asset Allocation Series: Moderate
  Growth............................................   2/3/2006   0.56%                  4.81%
Phoenix-Sanford Bernstein Mid-Cap Value Series......   3/2/1998  -5.85% 14.45%           6.93%
Phoenix-Sanford Bernstein Small Cap Value Series.... 11/20/2000  -9.67% 14.71%          11.71%
Phoenix-Van Kampen Comstock Series..................   3/2/1998  -9.78%  9.73%           5.90%
Phoenix-Van Kampen Equity 500 Index Series..........  7/14/1997  -3.02%  9.46%  3.27%    3.62%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio  4/28/2006  15.00%                  5.81%
PIMCO VIT Real Return Portfolio.....................  4/28/2006   2.56%                  2.94%
PIMCO VIT Total Return Portfolio....................  4/28/2006   0.69%                  2.97%
Rydex Variable Trust Inverse Government Long Bond
  Strategy Fund.....................................   6/2/2003 -11.90%                 -3.73%
Rydex Variable Trust Nova Fund......................   6/2/2003  -6.69%                 11.06%
Rydex Variable Trust Sector Rotation Fund...........   6/2/2003  14.60%                 14.24%
Sentinel Balanced Fund..............................  9/10/2007                         -4.66%
Sentinel Bond Fund..................................  9/10/2007                         -4.33%
Sentinel Common Stock Fund..........................  9/10/2007                         -4.19%
Sentinel Mid Cap Growth Fund........................  9/10/2007                          1.89%
Sentinel Small Company Fund.........................  9/10/2007                         -5.02%
Templeton Developing Markets Securities Fund........   5/1/1997  20.56% 29.92% 10.04%    5.23%
Templeton Foreign Securities Fund...................   5/1/1997   7.42% 17.31%  6.46%    6.85%
Templeton Growth Securities Fund....................   5/1/2000  -5.51% 13.76%           6.10%
Van Kampen UIF Equity and Income Portfolio..........  4/28/2006  -4.51%                  2.17%

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                     for
                 Death Benefit Option 3 Contracts** (continued)


                                   Inception   1      5     10      Since
    Investment Option                Date     Year  Years  Years  Inception*
    -----------------              --------- -----  -----  -----  ----------
    Wanger International Select... 2/1/1999  13.65% 25.55%          14.49%
    Wanger International Small Cap 5/1/1995   8.26% 28.24% 15.40%   16.68%
    Wanger Select................. 2/1/1999   1.44% 15.65%          12.83%
    Wanger U.S. Smaller Companies. 5/1/1995  -2.51% 14.45%  7.89%   12.73%

* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.
** This death benefit option will not be offered after May 1, 2007.

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                     for
        Death Benefit Option 3 Contracts with Accumulation Enhancement**


                                                     Inception            5     10      Since
Investment Option                                      Date     1 Year  Years  Years  Inception*
-----------------                                    ---------- ------  -----  -----  ----------
AIM V.I. Capital Appreciation Fund..................  3/30/2001   4.13% 10.44%           2.60%
AIM V.I Core Equity Fund............................  4/21/2006   0.29%                  5.99%
AIM V.I. Mid Cap Core Equity........................  12/1/2004   1.70%                  7.28%
Alger American Leveraged AllCap Portfolio...........   6/5/2000  25.38% 19.66%           0.18%
DWS Equity 500 Index VIP............................ 10/29/2001  -2.49% 10.62%           5.11%
Federated Fund For U.S. Government Securities II....  7/15/1999  -1.52%  1.71%           3.87%
Federated High Income Bond Fund II- Primary Shares..  7/15/1999  -4.34%  7.78%           3.12%
Fidelity VIP Contrafund(R) Portfolio................   6/5/2000   9.56% 15.89%           5.68%
Fidelity VIP Growth Opportunities Portfolio.........   6/5/2000  15.02% 12.47%           0.06%
Fidelity VIP Growth Portfolio.......................   6/5/2000  18.80% 12.52%          -1.86%
Fidelity VIP Investment Grade Bond Portfolio........  1/29/2007                         -3.01%
Franklin Income Securities Fund.....................  4/28/2006  -4.02%                  4.81%
Lazard Retirement Small-Cap Portfolio...............  4/25/2005 -14.29%                  3.17%
Lord Abbett Bond-Debenture Portfolio................  4/20/2005  -1.62%                  4.42%
Lord Abbett Growth and Income Portfolio.............  4/20/2005  -4.33%                  8.09%
Lord Abbett Mid-Cap Value Portfolio.................  4/20/2005  -7.10%                  7.00%
Mutual Shares Securities Fund.......................   5/1/2000  -4.29% 11.90%           7.91%
Neuberger Berman AMT Fasciano Portfolio.............  4/28/2006  -7.16%                 -5.88%
Neuberger Berman AMT Guardian Portfolio.............  4/28/2006  -0.68%                  3.61%
Oppenheimer Capital Appreciation Fund/VA............  4/28/2006   5.96%                  5.07%
Oppenheimer Global Securities Fund/VA...............  4/28/2006  -1.72%                  3.42%
Oppenheimer Main Street Small Cap Fund/VA...........  4/28/2006  -8.92%                 -4.98%
Phoenix Capital Growth Series.......................  12/7/1994   2.89%  7.58% -0.72%    3.64%
Phoenix Growth & Income Series......................   3/2/1998  -1.15% 11.12%           4.25%
Phoenix Mid-Cap Growth Series.......................   3/2/1998  13.79% 10.77%           5.00%
Phoenix Money Market Series.........................  12/7/1994  -2.91%  0.68%  1.99%    2.43%
Phoenix Multi-Sector Fixed Income Series............  12/7/1994  -4.06%  4.73%  4.19%    6.31%
Phoenix Multi-Sector Short Term Bond Series.........   6/2/2003  -3.79%                  2.23%
Phoenix Strategic Allocation Series.................  12/7/1994  -1.82%  7.47%  5.19%    7.28%
Phoenix-Aberdeen International Series...............  12/7/1994   7.03% 20.63%  8.06%    8.71%
Phoenix-Alger Small-Cap Growth Series...............  8/12/2002   8.16% 18.31%          17.03%
Phoenix-Duff & Phelps Real Estate Securities Series.   5/1/1995 -22.16% 17.98% 10.77%   13.80%
Phoenix Dynamic Asset Allocation Series: Aggressive
  Growth............................................   2/3/2006   0.61%                  6.91%
Phoenix Dynamic Asset Allocation Series: Growth.....   2/3/2006   0.50%                  5.47%
Phoenix Dynamic Asset Allocation Series: Moderate...   2/3/2006   0.15%                  3.00%
Phoenix Dynamic Asset Allocation Series: Moderate
  Growth............................................   2/3/2006   0.67%                  4.92%
Phoenix-Sanford Bernstein Mid-Cap Value Series......   3/2/1998  -5.75% 14.57%           7.04%
Phoenix-Sanford Bernstein Small Cap Value Series.... 11/20/2000  -9.58% 14.83%          11.82%
Phoenix-Van Kampen Comstock Series..................   3/2/1998  -9.68%  9.85%           6.00%
Phoenix-Van Kampen Equity 500 Index Series..........  7/14/1997  -2.91%  9.57%  3.38%    3.73%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio  4/28/2006  15.12%                  5.92%
PIMCO VIT Real Return Portfolio.....................  4/28/2006   2.67%                  3.05%
PIMCO VIT Total Return Portfolio....................  4/28/2006   0.80%                  3.08%
Rydex Variable Trust Inverse Government Long Bond
  Strategy Fund.....................................   6/2/2003 -11.81%                 -3.63%
Rydex Variable Trust Nova Fund......................   6/2/2003  -6.59%                 11.17%
Rydex Variable Trust Sector Rotation Fund...........   6/2/2003  14.73%                 14.35%
Sentinel Balanced Fund..............................  9/10/2007                         -4.63%
Sentinel Bond Fund..................................  9/10/2007                         -4.30%
Sentinel Common Stock Fund..........................  9/10/2007                         -4.16%
Sentinel Mid Cap Growth Fund........................  9/10/2007                          1.93%
Sentinel Small Company Fund.........................  9/10/2007                         -4.99%
Templeton Developing Markets Securities Fund........   5/1/1997  20.69% 30.06% 10.15%    5.33%
Templeton Foreign Securities Fund...................   5/1/1997   7.53% 17.43%  6.57%    6.96%
Templeton Growth Securities Fund....................   5/1/2000  -5.41% 13.88%           6.20%
Van Kampen UIF Equity and Income Portfolio..........  4/28/2006  -4.41%                  2.28%

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                     for
  Death Benefit Option 3 Contracts with Accumulation Enhancement** (continued)


                                   Inception   1      5     10      Since
    Investment Option                Date     Year  Years  Years  Inception*
    -----------------              --------- -----  -----  -----  ----------
    Wanger International Select... 2/1/1999  13.78% 25.68%          14.61%
    Wanger International Small Cap 5/1/1995   8.38% 28.37% 15.51%   16.80%
    Wanger Select................. 2/1/1999   1.55% 15.77%          12.94%
    Wanger U.S. Smaller Companies. 5/1/1995  -2.40% 14.57%  8.00%   12.84%

* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.
** This death benefit option will not be offered after May 1, 2007.

   Non-Standardized Annual Total Return for Death Benefit Option 1 Contracts


Investment Option             1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
-----------------            -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital
  Appreciation Fund......... 18.00% 43.03% -11.88% -24.13% -25.19% 28.10%  5.45%  7.64%  5.13% 10.78%
AIM V.I. Core Equity
  Fund...................... 26.29% 32.78% -15.49% -23.68% -16.51% 23.06%  7.77%  4.16% 15.43%  6.92%
AIM V.I. Mid Cap Core
  Equity....................                               -12.07% 25.92% 12.57%  6.44% 10.02%  8.34%
Alger American Leveraged
  AllCap Portfolio.......... 56.11% 76.12% -25.66% -16.87% -34.64% 33.24%  7.00% 13.19% 17.96% 32.06%
AllianceBernstein Balanced
  Wealth Strategy...........                                                      5.84% 12.52%  4.10%
AllianceBernstein Wealth
  Appreciation Strategy
  Portfolio.................                                                      9.72% 16.04%  3.69%
DWS Equity 500 Index
  VIP....................... 27.31% 19.07% -10.23% -13.17% -23.17% 26.75%  9.38%  3.53% 14.26%  4.13%
DWS Small Cap Index
  VIP....................... -3.25% 18.85%  -4.92%   0.95% -21.45% 44.83% 16.47%  3.12% 16.21% -2.98%
Federated Fund For U.S.
  Government Securities
  II........................  6.48% -1.68%   9.77%   5.85%   7.85%  1.24%  2.47%  0.91%  3.00%  5.11%
Federated High Income Bond
  Fund II- Primary Shares...  1.57%  1.20% -10.02%   0.25%   0.27% 20.87%  9.25%  1.53%  9.59%  2.29%
Fidelity VIP Contrafund(R)
  Portfolio................. 28.52% 22.79%  -7.73% -13.33% -10.42% 26.94% 14.07% 15.57% 10.37% 16.21%
Fidelity VIP Growth
  Opportunities Portfolio... 23.14%  3.04% -18.09% -15.39% -22.78% 28.24%  5.88%  7.67%  4.15% 21.68%
Fidelity VIP Growth
  Portfolio................. 37.85% 35.79% -12.04% -18.63% -30.97% 31.32%  2.13%  4.52%  5.56% 25.47%
Fidelity VIP Investment
  Grade Bond Portfolio......                         7.11%   8.99%  3.91%  3.17%  0.97%  3.16%  3.06%
Franklin Flex Cap Growth
  Securities Fund...........                                                             4.06% 13.07%
Franklin Income Securities
  Fund......................                18.13%  -0.35%  -1.70% 30.28% 12.61%  0.50% 16.95%  2.61%
Lazard Retirement Small-Cap
  Portfolio................. -4.28%  3.98%  19.73%  17.33% -18.58% 35.72% 13.63%  2.86% 14.80% -8.22%
Lord Abbett Bond-Debenture
  Portfolio.................                                 6.74% 16.71%  6.70%  0.20%  8.13%  5.01%
Lord Abbett Growth and
  Income Portfolio.......... 11.65% 15.46%  14.51%  -7.74% -18.93% 29.58% 11.42%  2.12% 15.99%  2.29%
Lord Abbett Mid-Cap Value
  Portfolio.................                50.78%   6.86% -10.77% 23.39% 22.68%  7.04% 11.00% -0.53%
Mutual Shares Securities
  Fund...................... -1.28% 12.34%  12.01%   5.86% -12.78% 23.77% 11.39%  9.34% 17.08%  2.34%
Neuberger Berman AMT
  Fasciano Portfolio........                                       23.70% 10.65%  1.77%  4.10% -0.59%
Neuberger Berman AMT
  Guardian Portfolio........                                       29.96% 14.28%  6.97% 11.78%  5.96%
Oppenheimer Capital
  Appreciation Fund/VA......                               -27.89% 29.26%  5.45%  3.72%  6.50% 12.60%
Oppenheimer Global
  Securities Fund/VA........                       -13.14% -23.22% 41.30% 17.58% 12.82% 16.08%  4.91%
Oppenheimer Main Street
  Small Cap Fund/VA.........                               -16.85% 42.67% 17.87%  8.52% 13.40% -2.48%
Phoenix Capital Growth
  Series.................... 28.60% 28.27% -18.69% -35.31% -25.64% 25.10%  3.82%  2.58%  2.09%  9.53%
Phoenix Growth & Income
  Series....................        15.74%  -7.63%  -9.18% -23.37% 26.06%  9.26%  3.66% 15.90%  5.48%
Phoenix Mid-Cap Growth
  Series....................        44.06%  12.51% -25.96% -33.24% 27.42%  5.55%  3.04%  2.99% 20.45%
Phoenix Money Market
  Series....................  3.95%  3.68%   4.88%   2.67%   0.31% -0.42% -0.32%  1.46%  3.27%  3.72%
Phoenix Multi-Sector Fixed
  Income Series............. -5.20%  4.30%   5.32%   4.92%   8.79% 13.32%  5.66%  0.67%  5.67%  2.56%
Phoenix Multi-Sector Short
  Term Bond Series..........                                               4.18%  0.25%  4.56%  2.84%
Phoenix Strategic Allocation
  Series.................... 19.48% 10.05%  -0.51%   0.74% -12.55% 18.56%  6.28%  0.67% 11.45%  4.81%
Phoenix-Aberdeen
  International Series...... 26.54% 28.10% -16.74% -24.89% -15.74% 30.42% 19.45% 17.27% 25.98% 13.67%

Phoenix-Alger Small-Cap
  Growth Series..........                                         51.70%  1.00% 14.38% 18.14%  14.81%
Phoenix-Duff & Phelps
  Real Estate Securities
  Series................. -22.07%   3.64%  29.37%   5.44%  10.85% 36.75% 33.21% 13.84% 35.57% -16.64%
Phoenix Dynamic Asset
  Allocation Series:
  Aggressive Growth......                                                                       7.25%
Phoenix Dynamic Asset
  Allocation Series:
  Growth.................                                                                       7.14%
Phoenix Dynamic Asset
  Allocation Series:
  Moderate...............                                                                       6.79%
Phoenix Dynamic Asset
  Allocation Series:
  Moderate Growth........                                                                       7.30%
Phoenix-Sanford Bernstein
  Mid-Cap Value
  Series.................         -11.27%  15.63%  21.63%  -9.56% 39.43% 19.08%  6.55% 13.65%   0.87%
Phoenix-Sanford Bernstein
  Small Cap Value
  Series.................                          14.48%  -9.54% 42.28% 21.33%  6.28% 15.47%  -3.18%
Phoenix-Van Kampen
  Comstock Series........          22.98%  30.75% -18.87% -22.79% 22.51% 11.67%  4.27% 19.57%  -3.30%
Phoenix-Van Kampen
  Equity 500 Index
  Series.................  30.25%  17.53% -12.44% -12.88% -24.52% 24.84%  8.63%  2.55% 12.96%   3.71%

   Non-Standardized Annual Total Return for Death Benefit Option 1 Contracts
                                  (continued)


Investment Option          1998    1999    2000    2001    2002    2003   2004    2005   2006   2007
-----------------         ------  ------  ------  ------  ------  -----  ------  -----  -----  -----
PIMCO VIT
  CommodityRealReturn(TM)
  Strategy Portfolio.....                                                                      21.78%
PIMCO VIT Real Return
  Portfolio..............                                                                       9.31%
PIMCO VIT Total Return
  Portfolio..............                                                                       7.43%
Rydex Variable Trust
  Inverse Government
  Long Bond Strategy
  Fund...................                                                -11.65% -6.28%  6.92% -5.57%
Rydex Variable Trust
  Nova Fund..............  28.64%  21.92% -21.17% -24.42% -36.43% 37.66%  13.36%  2.83% 17.97%  0.01%
Rydex Variable Trust
  Sector Rotation Fund...                                         28.47%   9.50% 12.46% 10.17% 21.39%
Sentinel Balanced Fund...                                                  6.26%  4.49% 10.27%  8.46%
Sentinel Bond Fund.......                                                  3.60%  0.69%  2.57%  6.42%
Sentinel Common Stock
  Fund...................                          -9.11% -18.24% 30.00%   8.45%  6.47% 14.88% 10.59%
Sentinel Mid Cap Growth
  Fund...................                         -25.10% -24.92% 40.30%  11.10%  2.64%  4.45% 22.51%
Sentinel Small Company
  Fund...................                           4.19% -14.87% 37.92%  14.64%  7.03% 14.91%  7.73%
Summit S&P Midcap 400
  Index Portfolio........                  14.63%  -2.26% -16.08% 33.27%  14.49% 10.72%  8.52%  6.20%
Templeton Developing
  Markets Securities
  Fund................... -21.91%  51.63% -32.79%  -9.10%  -1.24% 51.32%  23.34% 26.04% 26.69% 27.36%
Templeton Foreign
  Securities Fund........   7.85%  21.90%  -3.44% -16.93% -19.46% 30.76%  17.23%  8.96% 20.11% 14.18%
Templeton Growth
  Securities Fund........   7.51%  19.52%   0.37%  -2.39% -19.39% 30.68%  14.75%  7.67% 20.47%  1.22%
Van Kampen UIF Equity
  and Income Portfolio...                                                 10.30%  6.21% 11.35%  2.22%
Wanger International
  Select.................                  -2.65% -27.43% -16.23% 39.68%  22.97% 15.15% 34.51% 20.44%
Wanger International
  Small Cap..............  15.07% 124.05% -28.65% -22.14% -14.78% 47.23%  28.84% 20.20% 35.66% 15.03%
Wanger Select............                   8.26%   7.89%  -8.63% 29.29%  17.99%  9.28% 18.39%  8.18%
Wanger U.S. Smaller
  Companies..............   7.50%  23.71%  -9.17%  10.16% -17.73% 41.65%  17.03% 10.03%  6.69%  4.22%


       Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

   Non-Standardized Annual Total Return for Death Benefit Option 2 Contracts


Investment Option             1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
-----------------            -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital
  Appreciation Fund......... 17.82% 42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.98% 10.61%
AIM V.I. Core Equity
  Fund...................... 26.10% 32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%  6.76%
AIM V.I. Mid Cap Core
  Equity....................                               -12.21% 25.74% 12.40%  6.28%  9.86%  8.17%
Alger American Leveraged
  AllCap Portfolio.......... 55.87% 75.85% -25.78% -16.99% -34.74% 33.04%  6.84% 13.02% 17.78% 31.86%
AllianceBernstein Balanced
  Wealth Strategy...........                                                      5.69% 12.35%  3.95%
AllianceBernstein Wealth
  Appreciation Strategy
  Portfolio.................                                                      9.55% 15.87%  3.53%
DWS Equity 500 Index
  VIP....................... 27.12% 18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%  3.97%
DWS Small Cap Index
  VIP....................... -3.40% 18.67%  -5.06%   0.79% -21.57% 44.61% 16.29%  2.97% 16.04% -3.12%
Federated Fund For U.S.
  Government Securities
  II........................  6.32% -1.83%   9.61%   5.69%   7.68%  1.09%  2.32%  0.76%  2.84%  4.95%
Federated High Income Bond
  Fund II- Primary Shares...  1.42%  1.05% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.42%  2.13%
Fidelity VIP Contrafund(R)
  Portfolio................. 28.33% 22.61%  -7.87% -13.47% -10.56% 26.75% 13.90% 15.39% 10.20% 16.03%
Fidelity VIP Growth
  Opportunities Portfolio... 22.96%  2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.51%  3.99% 21.50%
Fidelity VIP Growth
  Portfolio................. 37.65% 35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40% 25.28%
Fidelity VIP Investment
  Grade Bond Portfolio......                         6.95%   8.83%  3.76%  3.02%  0.82%  3.01%  2.90%
Franklin Flex Cap Growth
  Securities Fund...........                                                             3.90% 12.90%
Franklin Income Securities
  Fund......................                17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%  2.45%
Lazard Retirement Small-Cap
  Portfolio................. -4.42%  3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62% -8.36%
Lord Abbett Bond-Debenture
  Portfolio.................                                 6.58% 16.54%  6.54%  0.05%  7.97%  4.85%
Lord Abbett Growth and
  Income Portfolio.......... 11.48% 15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%  2.14%
Lord Abbett Mid-Cap Value
  Portfolio.................                50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83% -0.68%
Mutual Shares Securities
  Fund...................... -1.43% 12.17%  11.85%   5.70% -12.91% 23.58% 11.22%  9.18% 16.91%  2.18%
Neuberger Berman AMT
  Fasciano Portfolio........                                       23.51% 10.48%  1.62%  3.94% -0.75%
Neuberger Berman AMT
  Guardian Portfolio........                                       29.76% 14.11%  6.81% 11.61%  5.79%
Oppenheimer Capital
  Appreciation Fund/VA......                               -27.99% 29.07%  5.29%  3.56%  6.34% 12.43%
Oppenheimer Global
  Securities Fund/VA........                       -13.27% -23.33% 41.09% 17.40% 12.65% 15.91%  4.75%
Oppenheimer Main Street
  Small Cap Fund/VA.........                               -16.97% 42.45% 17.70%  8.36% 13.23% -2.63%
Phoenix Capital Growth
  Series.................... 28.41% 28.08% -18.81% -35.41% -25.75% 24.91%  3.66%  2.42%  1.93%  9.36%
Phoenix Growth & Income
  Series....................        15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%  5.32%
Phoenix Mid-Cap Growth
  Series....................        43.84%  12.34% -26.07% -33.34% 27.22%  5.39%  2.88%  2.83% 20.27%
Phoenix Money Market
  Series....................  3.79%  3.52%   4.72%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%  3.56%
Phoenix Multi-Sector Fixed
  Income Series............. -5.34%  4.15%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%  2.41%
Phoenix Multi-Sector Short
  Term Bond Series..........                                               4.02%  0.10%  4.40%  2.68%
Phoenix Strategic Allocation
  Series.................... 19.30%  9.88%  -0.66%   0.59% -12.68% 18.38%  6.12%  0.52% 11.28%  4.65%
Phoenix-Aberdeen
  International Series...... 26.35% 27.91% -16.86% -25.00% -15.87% 30.22% 19.27% 17.09% 25.79% 13.50%
Phoenix-Alger Small-Cap
  Growth Series.............                                       51.47%  0.84% 14.20% 17.97% 14.64%

Phoenix-Duff & Phelps
  Real Estate Securities
  Series................. -22.19%   3.48%  29.18%   5.28%  10.68% 36.54% 33.01% 13.66% 35.36% -16.77%
Phoenix Dynamic Asset
  Allocation Series:
  Aggressive Growth......                                                                       7.08%
Phoenix Dynamic Asset
  Allocation Series:
  Growth.................                                                                       6.97%
Phoenix Dynamic Asset
  Allocation Series:
  Moderate...............                                                                       6.62%
Phoenix Dynamic Asset
  Allocation Series:
  Moderate Growth........                                                                       7.14%
Phoenix-Sanford Bernstein
  Mid-Cap Value
  Series.................         -11.40%  15.46%  21.45%  -9.69% 39.21% 18.90%  6.39% 13.48%   0.72%
Phoenix-Sanford Bernstein
  Small Cap Value
  Series.................                          14.31%  -9.68% 42.06% 21.14%  6.12% 15.29%  -3.33%
Phoenix-Van Kampen
  Comstock Series........          22.79%  30.55% -18.99% -22.91% 22.33% 11.50%  4.12% 19.39%  -3.44%
Phoenix-Van Kampen
  Equity 500 Index
  Series.................  30.05%  17.36% -12.57% -13.01% -24.64% 24.65%  8.46%  2.40% 12.79%   3.56%

   Non-Standardized Annual Total Return for Death Benefit Option 2 Contracts
                                  (continued)


Investment Option          1998    1999    2000    2001    2002    2003   2004    2005   2006   2007
-----------------         ------  ------  ------  ------  ------  -----  ------  -----  -----  -----
PIMCO VIT
  CommodityRealReturn(TM)
  Strategy Portfolio.....                                                                      21.60%
PIMCO VIT Real Return
  Portfolio..............                                                                       9.14%
PIMCO VIT Total Return
  Portfolio..............                                                                       7.27%
Rydex Variable Trust
  Inverse Government
  Long Bond Strategy
  Fund...................                                                -11.78% -6.42%  6.76% -5.71%
Rydex Variable Trust
  Nova Fund..............  28.45%  21.73% -21.29% -24.54% -36.52% 37.46%  13.19%  2.67% 17.79% -0.14%
Rydex Variable Trust
  Sector Rotation Fund...                                         28.28%   9.33% 12.30% 10.00% 21.21%
Sentinel Balanced Fund...                                                  6.10%  4.34% 10.10%  8.30%
Sentinel Bond Fund.......                                                  3.45%  0.54%  2.41%  6.26%
Sentinel Common Stock
  Fund...................                          -9.25% -18.36% 29.80%   8.29%  6.31% 14.70% 10.42%
Sentinel Mid Cap Growth
  Fund...................                         -25.21% -25.03% 40.09%  10.93%  2.48%  4.29% 22.33%
Sentinel Small Company
  Fund...................                           4.03% -15.00% 37.72%  14.47%  6.87% 14.73%  7.57%
Summit S&P Midcap 400
  Index Portfolio........                  14.45%  -2.41% -16.20% 33.07%  14.32% 10.56%  8.36%  6.04%
Templeton Developing
  Markets Securities
  Fund................... -22.03%  51.40% -32.89%  -9.24%  -1.39% 51.09%  23.16% 25.85% 26.50% 27.17%
Templeton Foreign
  Securities Fund........   7.69%  21.72%  -3.58% -17.05% -19.58% 30.56%  17.05%  8.80% 19.93% 14.01%
Templeton Growth
  Securities Fund........   7.35%  19.34%   0.22%  -2.54% -19.51% 30.48%  14.58%  7.51% 20.29%  1.06%
Van Kampen UIF Equity
  and Income Portfolio...                                                 10.13%  6.05% 11.18%  2.06%
Wanger International
  Select.................                  -2.80% -27.54% -16.35% 39.47%  22.78% 14.98% 34.31% 20.25%
Wanger International
  Small Cap..............  14.89% 123.71% -28.75% -22.26% -14.91% 47.01%  28.64% 20.01% 35.45% 14.85%
Wanger Select............                   8.10%   7.72%  -8.77% 29.09%  17.81%  9.11% 18.21%  8.02%
Wanger U.S. Smaller
  Companies..............   7.34%  23.53%  -9.31%   9.99% -17.85% 41.43%  16.85%  9.87%  6.53%  4.07%


       Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

  Non-Standardized Annual Total Return for Death Benefit Option 3 Contracts*


Investment Option             1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
-----------------            -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital
  Appreciation Fund......... 17.65% 42.61% -12.15% -24.36% -25.42% 27.71%  5.13%  7.32%  4.82% 10.44%
AIM V.I. Core Equity
  Fund...................... 25.91% 32.38% -15.74% -23.91% -16.76% 22.69%  7.45%  3.85% 15.08%  6.60%
AIM V.I. Mid Cap Core
  Equity....................                               -12.34% 25.55% 12.23%  6.11%  9.69%  8.01%
Alger American Leveraged
  AllCap Portfolio.......... 55.64% 75.59% -25.89% -17.12% -34.84% 32.84%  6.67% 12.85% 17.60% 31.66%
AllianceBernstein Balanced
  Wealth Strategy...........                                                      5.53% 12.18%  3.79%
AllianceBernstein Wealth
  Appreciation Strategy
  Portfolio.................                                                      9.39% 15.70%  3.38%
DWS Equity 500 Index
  VIP....................... 26.92% 18.71% -10.49% -13.43% -23.40% 26.36%  9.04%  3.22% 13.91%  3.82%
DWS Small Cap Index
  VIP....................... -3.54% 18.50%  -5.21%   0.64% -21.69% 44.39% 16.12%  2.82% 15.86% -3.27%
Federated Fund For U.S.
  Government Securities
  II........................  6.16% -1.98%   9.45%   5.53%   7.52%  0.93%  2.16%  0.60%  2.69%  4.79%
Federated High Income Bond
  Fund II- Primary Shares...  1.27%  0.89% -10.29%  -0.05%  -0.03% 20.51%  8.91%  1.22%  9.26%  1.97%
Fidelity VIP Contrafund(R)
  Portfolio................. 28.13% 22.42%  -8.01% -13.60% -10.69% 26.56% 13.73% 15.22% 10.03% 15.86%
Fidelity VIP Growth
  Opportunities Portfolio... 22.78%  2.73% -18.33% -15.65% -23.01% 27.85%  5.56%  7.34%  3.83% 21.31%
Fidelity VIP Growth
  Portfolio................. 37.44% 35.38% -12.30% -18.88% -31.18% 30.92%  1.82%  4.20%  5.24% 25.09%
Fidelity VIP Investment
  Grade Bond Portfolio......                         6.79%   8.67%  3.60%  2.86%  0.67%  2.85%  2.75%
Franklin Flex Cap Growth
  Securities Fund...........                                                             3.74% 12.73%
Franklin Income Securities
  Fund......................                17.78%  -0.65%  -1.99% 29.89% 12.27%  0.20% 16.59%  2.30%
Lazard Retirement Small-Cap
  Portfolio................. -4.56%  3.66%  19.37%  16.97% -18.82% 35.31% 13.29%  2.55% 14.45% -8.50%
Lord Abbett Bond-Debenture
  Portfolio.................                                 6.42% 16.36%  6.38% -0.10%  7.80%  4.69%
Lord Abbett Growth and
  Income Portfolio.......... 11.32% 15.12%  14.17%  -8.02% -19.17% 29.19% 11.08%  1.81% 15.64%  1.98%
Lord Abbett Mid-Cap Value
  Portfolio.................                50.33%   6.54% -11.04% 23.02% 22.31%  6.71% 10.67% -0.83%
Mutual Shares Securities
  Fund...................... -1.58% 12.00%  11.68%   5.55% -13.05% 23.40% 11.06%  9.01% 16.73%  2.02%
Neuberger Berman AMT
  Fasciano Portfolio........                                       23.33% 10.32%  1.47%  3.79% -0.90%
Neuberger Berman AMT
  Guardian Portfolio........                                       29.57% 13.94%  6.65% 11.45%  5.63%
Oppenheimer Capital
  Appreciation Fund/VA......                               -28.10% 28.87%  5.13%  3.41%  6.18% 12.26%
Oppenheimer Global
  Securities Fund/VA........                       -13.40% -23.45% 40.88% 17.22% 12.48% 15.73%  4.59%
Oppenheimer Main Street
  Small Cap Fund/VA.........                               -17.10% 42.24% 17.52%  8.19% 13.06% -2.78%
Phoenix Capital Growth
  Series.................... 28.21% 27.89% -18.93% -35.51% -25.86% 24.72%  3.50%  2.27%  1.78%  9.19%
Phoenix Growth & Income
  Series....................        15.39%  -7.91%  -9.46% -23.60% 25.68%  8.93%  3.34% 15.55%  5.16%
Phoenix Mid-Cap Growth
  Series....................        43.63%  12.17% -26.18% -33.45% 27.03%  5.23%  2.73%  2.68% 20.09%
Phoenix Money Market
  Series....................  3.64%  3.37%   4.57%   2.36%   0.00% -0.73% -0.62%  1.15%  2.96%  3.40%
Phoenix Multi-Sector Fixed
  Income Series............. -5.48%  3.99%   5.00%   4.60%   8.46% 12.97%  5.34%  0.36%  5.35%  2.25%
Phoenix Multi-Sector Short
  Term Bond Series..........                                               3.86% -0.05%  4.24%  2.52%
Phoenix Strategic Allocation
  Series.................... 19.12%  9.72%  -0.81%   0.44% -12.82% 18.20%  5.96%  0.37% 11.12%  4.49%
Phoenix-Aberdeen
  International Series...... 26.16% 27.72% -16.98% -25.11% -16.00% 30.02% 19.09% 16.92% 25.60% 13.33%
Phoenix-Alger Small-Cap
  Growth Series.............                                       51.24%  0.69% 14.03% 17.79% 14.46%

Phoenix-Duff & Phelps
  Real Estate Securities
  Series................. -22.31%   3.33%  28.98%   5.12%  10.51% 36.33% 32.81% 13.49% 35.16% -16.90%
Phoenix Dynamic Asset
  Allocation Series:
  Aggressive Growth......                                                                       6.92%
Phoenix Dynamic Asset
  Allocation Series:
  Growth.................                                                                       6.81%
Phoenix Dynamic Asset
  Allocation Series:
  Moderate...............                                                                       6.46%
Phoenix Dynamic Asset
  Allocation Series:
  Moderate Growth........                                                                       6.98%
Phoenix-Sanford Bernstein
  Mid-Cap Value
  Series.................         -11.54%  15.29%  21.26%  -9.83% 39.00% 18.72%  6.23% 13.31%   0.57%
Phoenix-Sanford Bernstein
  Small Cap Value
  Series.................                          14.14%  -9.82% 41.85% 20.96%  5.96% 15.12%  -3.48%
Phoenix-Van Kampen
  Comstock Series........          22.61%  30.36% -19.12% -23.03% 22.14% 11.33%  3.96% 19.21%  -3.59%
Phoenix-Van Kampen
  Equity 500 Index
  Series.................  29.86%  17.18% -12.70% -13.14% -24.75% 24.46%  8.30%  2.24% 12.62%   3.40%

  Non-Standardized Annual Total Return for Death Benefit Option 3 Contracts*
                                  (continued)


Investment Option          1998    1999    2000    2001    2002    2003   2004    2005   2006   2007
-----------------         ------  ------  ------  ------  ------  -----  ------  -----  -----  -----
PIMCO VIT
  CommodityRealReturn(TM)
  Strategy Portfolio.....                                                                      21.41%
PIMCO VIT Real Return
  Portfolio..............                                                                       8.97%
PIMCO VIT Total Return
  Portfolio..............                                                                       7.10%
Rydex Variable Trust
  Inverse Government
  Long Bond Strategy
  Fund...................                                                -11.92% -6.56%  6.60% -5.85%
Rydex Variable Trust
  Nova Fund..............  28.26%  21.55% -21.41% -24.65% -36.62% 37.25%  13.02%  2.52% 17.61% -0.30%
Rydex Variable Trust
  Sector Rotation Fund...                                         28.09%   9.16% 12.13%  9.83% 21.02%
Sentinel Balanced Fund...                                                  5.94%  4.18%  9.94%  8.13%
Sentinel Bond Fund.......                                                  3.29%  0.39%  2.26%  6.10%
Sentinel Common Stock
  Fund...................                          -9.38% -18.48% 29.61%   8.12%  6.15% 14.53% 10.25%
Sentinel Mid Cap Growth
  Fund...................                         -25.32% -25.15% 39.88%  10.77%  2.33%  4.14% 22.14%
Sentinel Small Company
  Fund...................                           3.88% -15.12% 37.51%  14.30%  6.71% 14.56%  7.41%
Summit S&P Midcap 400
  Index Portfolio........                  14.28%  -2.55% -16.33% 32.87%  14.15% 10.39%  8.20%  5.88%
Templeton Developing
  Markets Securities
  Fund................... -22.15%  51.18% -32.99%  -9.37%  -1.54% 50.87%  22.98% 25.66% 26.31% 26.97%
Templeton Foreign
  Securities Fund........   7.53%  21.54%  -3.72% -17.18% -19.70% 30.36%  16.87%  8.63% 19.75% 13.83%
Templeton Growth
  Securities Fund........   7.19%  19.16%   0.07%  -2.69% -19.63% 30.29%  14.40%  7.34% 20.11%  0.91%
Van Kampen UIF Equity
  and Income Portfolio...                                                  9.97%  5.89% 11.01%  1.91%
Wanger International
  Select.................                  -2.94% -27.65% -16.48% 39.26%  22.60% 14.81% 34.10% 20.07%
Wanger International
  Small Cap..............  14.72% 123.38% -28.86% -22.38% -15.04% 46.78%  28.45% 19.83% 35.25% 14.68%
Wanger Select............                   7.94%   7.56%  -8.91% 28.90%  17.64%  8.95% 18.03%  7.85%
Wanger U.S. Smaller
  Companies..............   7.18%  23.34%  -9.44%   9.82% -17.98% 41.22%  16.68%  9.70%  6.37%  3.91%

*  This death benefit option will not be offered after May 1, 2007.

       Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Non-Standardized Annual Total Return for Death Benefit Option 3 Contracts with
                           Accumulation Enhancement*


Investment Option             1998   1999   2000    2001    2002    2003   2004   2005   2006   2007
-----------------            -----  -----  ------  ------  ------  -----  -----  -----  -----  -----
AIM V.I. Capital
  Appreciation Fund......... 17.76% 42.75% -12.06% -24.28% -25.34% 27.84%  5.24%  7.43%  4.92% 10.55%
AIM V.I. Core Equity
  Fund...................... 26.04% 32.51% -15.66% -23.84% -16.67% 22.82%  7.56%  3.96% 15.19%  6.70%
AIM V.I. Mid Cap Core
  Equity....................                               -12.25% 25.67% 12.34%  6.22%  9.80%  8.12%
Alger American Leveraged
  AllCap Portfolio.......... 55.80% 75.77% -25.81% -17.03% -34.77% 32.98%  6.78% 12.96% 17.72% 31.79%
AllianceBernstein Balanced
  Wealth Strategy...........                                                      5.63% 12.29%  3.89%
AllianceBernstein Wealth
  Appreciation Strategy
  Portfolio.................                                                      9.50% 15.81%  3.48%
DWS Equity 500 Index
  VIP....................... 27.05% 18.83% -10.40% -13.34% -23.33% 26.49%  9.16%  3.32% 14.03%  3.92%
DWS Small Cap Index
  VIP....................... -3.45% 18.61%  -5.11%   0.74% -21.61% 44.54% 16.23%  2.92% 15.98% -3.17%
Federated Fund For U.S.
  Government Securities
  II........................  6.27% -1.88%   9.56%   5.64%   7.63%  1.04%  2.26%  0.71%  2.79%  4.90%
Federated High Income Bond
  Fund II- Primary Shares...  1.37%  0.99% -10.20%   0.05%   0.07% 20.63%  9.02%  1.33%  9.37%  2.08%
Fidelity VIP Contrafund(R)
  Portfolio................. 28.26% 22.54%  -7.92% -13.51% -10.60% 26.69% 13.84% 15.33% 10.14% 15.97%
Fidelity VIP Growth
  Opportunities Portfolio... 22.90%  2.84% -18.25% -15.56% -22.93% 27.98%  5.67%  7.45%  3.94% 21.44%
Fidelity VIP Growth
  Portfolio................. 37.58% 35.52% -12.21% -18.80% -31.11% 31.06%  1.92%  4.30%  5.35% 25.21%
Fidelity VIP Investment
  Grade Bond Portfolio......                         6.90%   8.78%  3.71%  2.97%  0.77%  2.96%  2.85%
Franklin Flex Cap Growth
  Securities Fund...........                                                             3.85% 12.84%
Franklin Income Securities
  Fund......................                17.89%  -0.55%  -1.89% 30.02% 12.38%  0.30% 16.71%  2.40%
Lazard Retirement Small-Cap
  Portfolio................. -4.47%  3.77%  19.49%  17.09% -18.74% 35.45% 13.40%  2.65% 14.57% -8.41%
Lord Abbett Bond-Debenture
  Portfolio.................                                 6.53% 16.48%  6.49%  0.00%  7.91%  4.80%
Lord Abbett Growth and
  Income Portfolio.......... 11.43% 15.23%  14.29%  -7.93% -19.09% 29.32% 11.19%  1.91% 15.75%  2.09%
Lord Abbett Mid-Cap Value
  Portfolio.................                50.48%   6.65% -10.95% 23.14% 22.44%  6.82% 10.78% -0.73%
Mutual Shares Securities
  Fund...................... -1.48% 12.11%  11.79%   5.65% -12.96% 23.52% 11.17%  9.12% 16.85%  2.13%
Neuberger Berman AMT
  Fasciano Portfolio........                                       23.45% 10.43%  1.57%  3.89% -0.80%
Neuberger Berman AMT
  Guardian Portfolio........                                       29.70% 14.05%  6.76% 11.56%  5.74%
Oppenheimer Capital
  Appreciation Fund/VA......                               -28.03% 29.00%  5.24%  3.51%  6.29% 12.37%
Oppenheimer Global
  Securities Fund/VA........                       -13.32% -23.37% 41.02% 17.34% 12.59% 15.85%  4.70%
Oppenheimer Main Street
  Small Cap Fund/VA.........                               -17.01% 42.38% 17.64%  8.30% 13.18% -2.68%
Phoenix Capital Growth
  Series.................... 28.34% 28.01% -18.85% -35.44% -25.79% 24.85%  3.61%  2.37%  1.88%  9.30%
Phoenix Growth & Income
  Series....................        15.51%  -7.81%  -9.37% -23.52% 25.81%  9.04%  3.45% 15.67%  5.26%
Phoenix Mid-Cap Growth
  Series....................        43.77%  12.29% -26.10% -33.38% 27.16%  5.33%  2.83%  2.78% 20.21%
Phoenix Money Market
  Series....................  3.74%  3.47%   4.67%   2.47%   0.10% -0.62% -0.52%  1.25%  3.06%  3.51%
Phoenix Multi-Sector Fixed
  Income Series............. -5.39%  4.10%   5.11%   4.71%   8.57% 13.09%  5.45%  0.47%  5.46%  2.36%
Phoenix Multi-Sector Short
  Term Bond Series..........                                               3.97%  0.05%  4.35%  2.63%
Phoenix Strategic Allocation
  Series.................... 19.24%  9.83%  -0.71%   0.54% -12.73% 18.32%  6.06%  0.47% 11.23%  4.60%
Phoenix-Aberdeen
  International Series...... 26.29% 27.84% -16.90% -25.04% -15.91% 30.15% 19.21% 17.03% 25.73% 13.44%

Phoenix-Alger Small-Cap
  Growth Series..........                                         51.39%  0.79% 14.15% 17.91%  14.58%
Phoenix-Duff & Phelps
  Real Estate Securities
  Series................. -22.23%   3.43%  29.11%   5.23%  10.63% 36.47% 32.94% 13.61% 35.29% -16.81%
Phoenix Dynamic Asset
  Allocation Series:
  Aggressive Growth......                                                                       7.03%
Phoenix Dynamic Asset
  Allocation Series:
  Growth.................                                                                       6.92%
Phoenix Dynamic Asset
  Allocation Series:
  Moderate...............                                                                       6.57%
Phoenix Dynamic Asset
  Allocation Series:
  Moderate Growth........                                                                       7.08%
Phoenix-Sanford Bernstein
  Mid-Cap Value
  Series.................         -11.45%  15.40%  21.39%  -9.74% 39.14% 18.84%  6.34% 13.42%   0.67%
Phoenix-Sanford Bernstein
  Small Cap Value
  Series.................                          14.25%  -9.73% 41.99% 21.08%  6.07% 15.24%  -3.38%
Phoenix-Van Kampen
  Comstock Series........          22.73%  30.49% -19.03% -22.95% 22.27% 11.45%  4.06% 19.33%  -3.49%
Phoenix-Van Kampen
  Equity 500 Index
  Series.................  29.99%  17.30% -12.62% -13.05% -24.68% 24.59%  8.41%  2.35% 12.73%   3.50%

Non-Standardized Annual Total Return for Death Benefit Option 3 Contracts with
                    Accumulation Enhancement** (continued)


Investment Option          1998    1999    2000    2001    2002    2003   2004    2005   2006   2007
-----------------         ------  ------  ------  ------  ------  -----  ------  -----  -----  -----
PIMCO VIT
  CommodityRealReturn(TM)
  Strategy Portfolio.....                                                                      21.54%
PIMCO VIT Real Return
  Portfolio..............                                                                       9.08%
PIMCO VIT Total Return
  Portfolio..............                                                                       7.21%
Rydex Variable Trust
  Inverse Government
  Long Bond Strategy
  Fund...................                                                -11.83% -6.47%  6.71% -5.76%
Rydex Variable Trust
  Nova Fund..............  28.39%  21.67% -21.33% -24.57% -36.56% 37.39%  13.13%  2.62% 17.73% -0.19%
Rydex Variable Trust
  Sector Rotation Fund...                                         28.22%   9.28% 12.24%  9.94% 21.14%
Sentinel Balanced Fund...                                                  6.05%  4.28% 10.05%  8.24%
Sentinel Bond Fund.......                                                  3.39%  0.49%  2.36%  6.21%
Sentinel Common Stock
  Fund...................                          -9.29% -18.40% 29.74%   8.23%  6.26% 14.65% 10.36%
Sentinel Mid Cap Growth
  Fund...................                         -25.25% -25.07% 40.02%  10.88%  2.43%  4.24% 22.27%
Sentinel Small Company
  Fund...................                           3.98% -15.04% 37.65%  14.41%  6.81% 14.68%  7.52%
Summit S&P Midcap 400
  Index Portfolio........                  14.40%  -2.46% -16.25% 33.00%  14.26% 10.50%  8.31%  5.99%
Templeton Developing
  Markets Securities
  Fund................... -22.07%  51.33% -32.93%  -9.28%  -1.44% 51.02%  23.10% 25.79% 26.43% 27.10%
Templeton Foreign
  Securities Fund........   7.64%  21.66%  -3.63% -17.09% -19.62% 30.50%  16.99%  8.74% 19.87% 13.95%
Templeton Growth
  Securities Fund........   7.30%  19.28%   0.17%  -2.59% -19.55% 30.42%  14.52%  7.45% 20.23%  1.01%
Van Kampen UIF Equity
  and Income Portfolio...                                                 10.08%  6.00% 11.12%  2.01%
Wanger International
  Select.................                  -2.84% -27.58% -16.39% 39.40%  22.72% 14.92% 34.24% 20.19%
Wanger International
  Small Cap..............  14.84% 123.60% -28.79% -22.30% -14.95% 46.93%  28.58% 19.95% 35.39% 14.79%
Wanger Select............                   8.05%   7.67%  -8.82% 29.03%  17.76%  9.06% 18.15%  7.97%
Wanger U.S. Smaller
  Companies..............   7.29%  23.47%  -9.35%   9.94% -17.89% 41.36%  16.80%  9.81%  6.48%  4.01%

*  This death benefit option will not be offered after May 1, 2007.

       Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Calculation of Yield and Return
--------------------------------------------------------------------------------


   Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


   The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

   The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


   The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.


   We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculations:


   The following examples of a return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2007:



Death Benefit Option 1 Contracts
Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period: 1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:........... 1.000579
Calculation:
   Ending account value......................................................................... 1.000579
   Less beginning account value................................................................. 1.000000
   Net change in account value.................................................................. 0.000579
Base period return:
   (net change/beginning account value)......................................................... 0.000579
Current yield = return x (365/7) =..............................................................     3.02%
Effective yield = [(1 + return)/365/7/] -1 =....................................................     3.06%

Death Benefit Option 2: Contracts
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period: 1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:........... 1.000550
Calculation:
   Ending account value......................................................................... 1.000550
   Less beginning account value................................................................. 1.000000
   Net change in account value.................................................................. 0.000550
Base period return:
   (net change/beginning account value)......................................................... 0.000550
Current yield = return x (365/7) =..............................................................     2.87%
Effective yield = [(1 + return)/365/7/] -1 =....................................................     2.91%
Death Benefit Option 3: Contracts
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period: 1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:........... 1.000522
Calculation:
   Ending account value......................................................................... 1.000522
   Less beginning account value................................................................. 1.000000
   Net change in account value.................................................................. 0.000522
Base period return:
   (net change/beginning account value)......................................................... 0.000522
Current yield = return x (365/7) =..............................................................     2.72%
Effective yield = [(1 + return)/365/7/] -1 =....................................................     2.76%
Death Benefit Option 3: Contracts with Accumulation
Enhancement/1/
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period: 1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:........... 1.000540
Calculation:
   Ending account value......................................................................... 1.000540
   Less beginning account value................................................................. 1.000000
   Net change in account value.................................................................. 0.000540
Base period return:
   (net change/beginning account value)......................................................... 0.000540
Current yield = return x (365/7) =..............................................................     2.82%
Effective yield = [(1 + return)/365/7/] -1 =....................................................     2.85%


   Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


   Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)We assume a hypothetical $1,000 initial investment in the investment option;


(2)We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3)We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

/1/ This death benefit option will not be available after May 1, 2007.

(4)To get the average annual total return we take the n/th/ root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

R = ((ERV / II)/(1/n)/) - 1

Where:

II  =   a hypothetical initial payment of $1,000

R   =   average annual total return for the period

n   =   number of years in the period

ERV =   ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]


We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.


Performance Information

   Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

   The Dow Jones Industrial Average/SM/ ("DJIA")

   CS First Boston High Yield Index

   Citigroup Corporate Index
   Citigroup Government Bond Index

   Standard & Poor's 500 Index(R) ("S&P 500")


   Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:


Lipper Analytical Services

   Morningstar, Inc.

Thomson Financial

   A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

   Barron's
   Business Week
   Changing Times
   Consumer Reports
   Financial Planning
   Financial Services Weekly
   Forbes
   Fortune
   Investor's Business Daily
   Money
   Personal Investor
   The New York Times
   Registered Representative
   U.S. News and World Report
   The Wall Street Journal

   A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.


   The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

   The Dow Jones Industrial Average/SM/ ("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index

   S&P 500

   The Dow Jones Industrial Average/SM/ (DJIA/SM/) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA/SM/.


   The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


   Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average/SM/) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

Calculation of Annuity Payments

   See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

   You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

Fixed Annuity Payments


   Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.


   The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

   It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments


   Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.

   In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from a investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

   Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.


   Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

   Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

   We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.


   We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


Experts
--------------------------------------------------------------------------------


   The financial statements of PHL Variable Accumulation Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   Michele Drummey, Counsel. PHL Variable Insurance Company has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.

                                                                     [Version D]

                            Phoenix Spectrum Edge(R)+
             PHL VARIABLE ACCUMULATION ACCOUNT ("Separate Account")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       Statement of Additional Information

Home Office:                                      PHL Variable Insurance Company
One American Row                                     Annuity Operations Division
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                   May 1, 2008

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2008. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.


                                Table of Contents


                                                                           Page
                                                                          ------
PHL Variable Insurance Company.........................................      2
Underwriter............................................................      2
Services...............................................................      2
Performance History....................................................      3
Calculation of Yield and Return........................................     14
Calculation of Annuity Payments .......................................     16
Experts ...............................................................     18
Separate Account Financial Statements..................................   SA-1
Company Financial Statements...........................................    F-1

PHL Variable Insurance Company

     PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

     PHL Variable is directly owned by PM Holdings, Inc. ("PMH"), a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

Underwriter

     Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.

Services

Servicing Agent

     The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


     The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



Year Ended December 31,     Fee Paid
-----------------------   ------------
         2005             $1.9 million
         2006             $1.5 million
         2007             $1.7 million


Other Service Providers

     Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


Year Ended December 31,   Fee Paid
-----------------------   --------
          2005            $ 86,000
          2006            $101,000
          2007            $ 95,000



     Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



Year Ended December 31,     Fee Paid
-----------------------   -----------
         2005             $159,779.94
         2006             $177,316.43
         2007             $352,306.86



     Under an Administrative and Accounting Services Agreement between PFPC, INC. (PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



Year Ended December 31,    Fee Paid
-----------------------   ------------
         2005             $548,916.200
         2006             $537,086.622
         2007             $560,416.07

Performance History


     From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Investment Option, as yield of the Phoenix- Multi-Sector Fixed Income Investment Option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income Investment Option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

     When an investment option advertises its standardized average annual total return, it usually will be calculated for one, five and ten years or since inception if the investment option has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state) at the beginning of the relevant period.

     Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

     Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

     For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

     Standardized Average Annual Total Return for the Period Ended December
                  31, 2007 for Death Benefit Option 1 Contracts

                                                              Inception                                   Since
                   Investment Option                            Date      1 Year   5 Years   10 Years   Inception
----------------------------------------------------------   ----------   ------   -------   --------   ---------
AIM V.I. Capital Appreciation Fund                            3/30/2001    4.25%    10.55%       --      2.71%
DWS Equity 500 Index VIP                                     10/29/2001    -2.39%    10.74%       --      5.23%
Federated Fund For U.S. Government Securities II              7/15/1999    -1.41%     1.83%       --      3.98%
Federated High Income Bond Fund II- Primary Shares            7/15/1999    -4.23%     7.90%       --      3.23%
Fidelity VIP Contrafund(R) Portfolio                           6/5/2000     9.68%    16.01%       --      5.79%
Fidelity VIP Growth Opportunities Portfolio                    6/5/2000    15.15%    12.59%       --      0.17%
Fidelity VIP Growth Portfolio                                  6/5/2000    18.93%    12.64%       --     -1.76%
Fidelity VIP Investment Grade Bond Portfolio                  1/29/2007       --        --        --     -2.91%
Franklin Income Securities Fund                               4/28/2006    -3.91%       --        --      4.93%
Lord Abbett Bond-Debenture Portfolio                          4/20/2005    -1.51%       --        --      4.54%
Lord Abbett Growth and Income Portfolio                       4/20/2005    -4.22%       --        --      8.21%
Lord Abbett Mid-Cap Value Portfolio                           4/20/2005    -7.00%       --        --      7.12%
Mutual Shares Securities Fund                                  5/1/2000    -4.18%    12.02%               8.02%
Neuberger Berman AMT Fasciano Portfolio                       4/28/2006    -7.06%       --        --     -5.78%
Neuberger Berman AMT Guardian Portfolio                       4/28/2006    -0.57%       --        --      3.73%
Oppenheimer Capital Appreciation Fund/VA                      4/28/2006     6.07%       --        --      5.19%
Oppenheimer Global Securities Fund/VA                         4/28/2006    -1.61%       --        --      3.53%
Oppenheimer Main Street Small Cap Fund/VA                     4/28/2006    -8.82%       --        --     -4.88%
Phoenix Capital Growth Series                                 12/7/1994     3.00%     7.70%    -0.62%     3.75%
Phoenix Growth & Income Series                                 3/2/1998    -1.04%    11.24%       --      4.36%
Phoenix Mid-Cap Growth Series                                  3/2/1998    13.92%    10.89%       --      5.11%
Phoenix Money Market Series                                   12/7/1994    -2.80%     0.79%     2.10%     2.53%
Phoenix Multi-Sector Fixed Income Series                      12/7/1994    -3.95%     4.84%     4.30%     6.42%
Phoenix Multi-Sector Short Term Bond Series                    6/2/2003    -3.68%       --        --      2.34%
Phoenix Strategic Allocation Series                           12/7/1994    -1.71%     7.58%     5.30%     7.39%
Phoenix-Aberdeen International Series                         12/7/1994     7.14%    20.76%     8.17%     8.82%
Phoenix-Alger Small-Cap Growth Series                         8/12/2002     8.28%    18.44%       --     17.16%
Phoenix-Duff & Phelps Real Estate Securities Series            5/1/1995   -22.08%    18.11%    10.88%    13.92%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth     2/3/2006     0.72%       --        --      7.03%
Phoenix Dynamic Asset Allocation Series: Growth                2/3/2006     0.61%       --        --      5.58%
Phoenix Dynamic Asset Allocation Series: Moderate              2/3/2006     0.26%       --        --      3.11%
Phoenix Dynamic Asset Allocation Series: Moderate Growth       2/3/2006     0.78%       --        --      5.04%
Phoenix-Sanford Bernstein Mid-Cap Value Series                 3/2/1998    -5.64%    14.69%       --      7.15%
Phoenix-Sanford Bernstein Small Cap Value Series             11/20/2000    -9.48%    14.96%       --     11.94%
Phoenix-Van Kampen Comstock Series                             3/2/1998    -9.59%     9.97%       --      6.12%
Phoenix-Van Kampen Equity 500 Index Series                    7/14/1997    -2.81%     9.69%     3.48%     3.83%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio          4/28/2006    15.24%       --        --      6.04%
PIMCO VIT Real Return Portfolio                               4/28/2006     2.78%       --        --      3.16%
PIMCO VIT Total Return Portfolio                              4/28/2006     0.91%       --        --      3.19%
Sentinel Balanced Fund                                        9/10/2007       --        --        --     -4.60%
Sentinel Bond Fund                                            9/10/2007       --        --        --     -4.26%
Sentinel Common Stock Fund                                    9/10/2007       --        --        --     -4.13%
Sentinel Mid Cap Growth Fund                                  9/10/2007       --        --        --      1.96%
Sentinel Small Company Fund                                   9/10/2007       --        --        --     -4.96%
Templeton Developing Markets Securities Fund                   5/1/1997    20.82%    30.19%    10.26%     5.44%
Templeton Foreign Securities Fund                              5/1/1997     7.65%    17.55%     6.68%     7.07%
Templeton Growth Securities Fund                               5/1/2000    -5.30%    14.00%       --      6.32%
Van Kampen UIF Equity and Income Portfolio                    4/28/2006    -4.30%       --        --      2.39%
Wanger International Select                                    2/1/1999    13.90%    25.82%       --     14.73%
Wanger International Small Cap                                 5/1/1995     8.50%    28.51%    15.63%    16.92%
Wanger Select                                                  2/1/1999     1.66%    15.89%       --     13.06%
Wanger U.S. Smaller Companies                                  5/1/1995    -2.30%    14.70%     8.11%    12.96%

     Standardized Average Annual Total Return for the Period Ended December
                  31, 2007 for Death Benefit Option 2 Contracts

                                                              Inception                                   Since
                Investment option                               Date      1 Year   5 Years   10 Years   Inception
----------------------------------------------------------   ----------   ------   -------   --------   ---------
AIM V.I. Capital Appreciation Fund                            3/30/2001     4.08%   10.39%        --      2.55%
DWS Equity 500 Index VIP                                     10/29/2001    -2.55%   10.57%        --      5.07%
Federated Fund For U.S. Government Securities II              7/15/1999    -1.57%    1.67%        --      3.83%
Federated High Income Bond Fund II- Primary Shares            7/15/1999    -4.39%    7.73%        --      3.08%
Fidelity VIP Contrafund(R) Portfolio                           6/5/2000     9.50%   15.83%        --      5.63%
Fidelity VIP Growth Opportunities Portfolio                    6/5/2000    14.96%   12.42%        --      0.01%
Fidelity VIP Growth Portfolio                                  6/5/2000    18.74%   12.47%        --     -1.91%
Fidelity VIP Investment Grade Bond Portfolio                  1/29/2007       --       --         --     -3.05%
Franklin Income Securities Fund                               4/28/2006    -4.06%      --         --      4.76%
Lord Abbett Bond-Debenture Portfolio                          4/20/2005    -1.67%      --         --      4.37%
Lord Abbett Growth and Income Portfolio                       4/20/2005    -4.38%      --         --      8.04%
Lord Abbett Mid-Cap Value Portfolio                           4/20/2005    -7.14%      --         --      6.95%
Mutual Shares Securities Fund                                  5/1/2000    -4.34%   11.85%        --      7.86%
Neuberger Berman AMT Fasciano Portfolio                       4/28/2006    -7.20%      --         --     -5.92%
Neuberger Berman AMT Guardian Portfolio                       4/28/2006    -0.73%      --         --      3.56%
Oppenheimer Capital Appreciation Fund/VA                      4/28/2006     5.90%      --         --      5.02%
Oppenheimer Global Securities Fund/VA                         4/28/2006    -1.77%      --         --      3.37%
Oppenheimer Main Street Small Cap Fund/VA                     4/28/2006    -8.96%      --         --     -5.02%
Phoenix Capital Growth Series                                 12/7/1994     2.83%    7.53%    -0.77%      3.59%
Phoenix Growth & Income Series                                 3/2/1998    -1.20%   11.07%        --      4.20%
Phoenix Mid-Cap Growth Series                                  3/2/1998    13.73%   10.72%        --      4.95%
Phoenix Money Market Series                                   12/7/1994    -2.96%    0.64%     1.94%      2.38%
Phoenix Multi-Sector Fixed Income Series                      12/7/1994    -4.11%    4.68%     4.14%      6.26%
Phoenix Multi-Sector Short Term Bond Series                    6/2/2003    -3.84%      --         --      2.18%
Phoenix Strategic Allocation Series                           12/7/1994    -1.87%    7.42%     5.14%      7.23%
Phoenix-Aberdeen International Series                         12/7/1994     6.97%   20.58%     8.01%      8.66%
Phoenix-Alger Small-Cap Growth Series                         8/12/2002     8.11%   18.26%        --     16.98%
Phoenix-Duff & Phelps Real Estate Securities Series            5/1/1995   -22.20%   17.93%    10.72%     13.75%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth     2/3/2006     0.56%      --         --      6.86%
Phoenix Dynamic Asset Allocation Series: Growth                2/3/2006     0.45%      --         --      5.42%
Phoenix Dynamic Asset Allocation Series: Moderate              2/3/2006     0.10%      --         --      2.95%
Phoenix Dynamic Asset Allocation Series: Moderate Growth       2/3/2006     0.62%      --         --      4.87%
Phoenix-Sanford Bernstein Mid-Cap Value Series                 3/2/1998    -5.80%   14.52%        --      6.99%
Phoenix-Sanford Bernstein Small Cap Value Series             11/20/2000    -9.62%   14.78%        --     11.77%
Phoenix-Van Kampen Comstock Series                             3/2/1998    -9.73%    9.80%        --      5.96%
Phoenix-Van Kampen Equity 500 Index Series                    7/14/1997    -2.96%    9.52%     3.33%      3.68%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio          4/28/2006    15.06%      --         --      5.87%
PIMCO VIT Real Return Portfolio                               4/28/2006     2.62%      --         --      3.00%
PIMCO VIT Total Return Portfolio                              4/28/2006     0.74%      --         --      3.03%
Sentinel Balanced Fund                                        9/10/2007       --       --         --     -4.65%
Sentinel Bond Fund                                            9/10/2007       --       --         --     -4.31%
Sentinel Common Stock Fund                                    9/10/2007       --       --         --     -4.18%
Sentinel Mid Cap Growth Fund                                  9/10/2007       --       --         --      1.91%
Sentinel Small Company Fund                                   9/10/2007       --       --         --     -5.00%
Templeton Developing Markets Securities Fund                   5/1/1997    20.63%   29.99%    10.09%      5.28%
Templeton Foreign Securities Fund                              5/1/1997     7.48%   17.37%     6.52%      6.91%
Templeton Growth Securities Fund                               5/1/2000    -5.45%   13.83%        --      6.16%
Van Kampen UIF Equity and Income Portfolio                    4/28/2006    -4.45%      --         --      2.23%
Wanger International Select                                    2/1/1999    13.72%   25.63%        --     14.55%
Wanger International Small Cap                                 5/1/1995     8.32%   28.31%    15.46%     16.74%
Wanger Select                                                  2/1/1999     1.50%   15.71%        --     12.89%
Wanger U.S. Smaller Companies                                  5/1/1995    -2.45%   14.52%     7.95%     12.79%

    Non-Standardized Annual Total Return for Death Benefit Option 1 Contracts


             Investment Option                         1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
---------------------------------------------------  -------   -----  ------  ------  ------  -----  -----  -----  -----   -----
AIM V.I. Capital Appreciation Fund                     17.88%  42.89% -11.97% -24.20% -25.26% 27.98%  5.35%  7.54%  5.04%  10.67%
DWS Equity 500 Index VIP                               27.18%  18.95% -10.31% -13.26% -23.25% 26.63%  9.27%  3.43% 14.15%   4.03%
DWS Small Cap Index VIP                                -3.35%  18.73%  -5.02%   0.84% -21.53% 44.68% 16.35%  3.02% 16.09%  -3.08%
Federated Fund For U.S. Government Securities II        6.38%  -1.78%   9.67%   5.74%   7.74%  1.14%  2.37%  0.81%  2.90%   5.01%
Federated High Income Bond Fund II- Primary Shares      1.47%   1.10% -10.11%   0.15%   0.18% 20.76%  9.14%  1.43%  9.49%   2.18%
Fidelity VIP Contrafund(R) Portfolio                   28.39%  22.67%  -7.83% -13.42% -10.51% 26.82% 13.96% 15.46% 10.26%  16.09%
Fidelity VIP Growth Opportunities Portfolio            23.02%   2.94% -18.17% -15.48% -22.85% 28.11%  5.78%  7.57%  4.05%  21.56%
Fidelity VIP Growth Portfolio                          37.72%  35.65% -12.13% -18.72% -31.03% 31.20%  2.03%  4.42%  5.46%  25.35%
Fidelity VIP Investment Grade Bond Portfolio              --      --      --    7.00%   8.89%  3.81%  3.07%  0.87%  3.06%   2.96%
Franklin Income Securities Fund                           --      --   18.01%  -0.45%  -1.79% 30.15% 12.49%  0.40% 16.83%   2.51%
Lord Abbett Bond-Debenture Portfolio                      --      --      --      --    6.64% 16.60%  6.60%  0.10%  8.03%   4.91%
Lord Abbett Growth and Income Portfolio                11.54%  15.35%  14.40%  -7.84% -19.01% 29.45% 11.31%  2.02% 15.88%   2.19%
Lord Abbett Mid-Cap Value Portfolio                       --      --   50.63%   6.76% -10.86% 23.27% 22.56%  6.93% 10.90%  -0.63%
Mutual Shares Securities Fund                          -1.38%  12.22%  11.90%   5.75% -12.87% 23.66% 11.29%  9.24% 16.97%   2.23%
Neuberger Berman AMT Fasciano Portfolio                   --      --      --      --      --  23.57% 10.54%  1.67%  4.00%  -0.70%
Neuberger Berman AMT Guardian Portfolio                   --      --      --      --      --  29.82% 14.17%  6.86% 11.68%   5.85%
Oppenheimer Capital Appreciation Fund/VA                  --      --      --      --  -27.96% 29.13%  5.34%  3.62%  6.40%  12.49%
Oppenheimer Global Securities Fund/VA                     --      --      --  -13.23% -23.29% 41.16% 17.46% 12.70% 15.97%   4.80%
Oppenheimer Main Street Small Cap Fund/VA                 --      --      --      --  -16.93% 42.53% 17.75%  8.41% 13.29%  -2.58%
Phoenix Capital Growth Series                          28.47%  28.14% -18.77% -35.38% -25.71% 24.98%  3.72%  2.48%  1.99%   9.42%
Phoenix Growth & Income Series                            --   15.62% -7.72%   -9.27% -23.44% 25.95%  9.15%  3.56% 15.79%   5.37%
Phoenix Mid-Cap Growth Series                             --   43.92%  12.40% -26.03% -33.31% 27.30%  5.45%  2.94%  2.89%  20.33%
Phoenix Money Market Series                             3.85%   3.58%   4.78%   2.57%   0.21% -0.52% -0.41%  1.36%  3.17%   3.62%
Phoenix Multi-Sector Fixed Income Series              -5.30%    4.20%   5.21%   4.81%   8.68% 13.21%  5.56%  0.57%  5.57%   2.46%
Phoenix Multi-Sector Short Term Bond Series               --      --      --      --      --     --   4.07%  0.16%  4.46%   2.73%
Phoenix Strategic Allocation Series                    19.36%   9.94%  -0.61%   0.64% -12.64% 18.44%  6.17%  0.58% 11.35%   4.71%
Phoenix-Aberdeen International Series                  26.42%  27.97% -16.82% -24.96% -15.83% 30.29% 19.34% 17.16% 25.86%  13.56%
Phoenix-Alger Small-Cap Growth Series                    --       --      --      --      --  51.56%  0.90% 14.27% 18.03%  14.70%
Phoenix-Duff & Phelps Real Estate Securities Series   -22.15%   3.53%  29.24%   5.34%  10.74% 36.62% 33.08% 13.73% 35.44% -16.73%
Phoenix Dynamic Asset Allocation Series: Aggressive
   Growth                                                 --      --      --      --      --     --     --     --     --    7.14%
Phoenix Dynamic Asset Allocation Series: Growth           --      --      --      --      --     --     --     --     --    7.03%
Phoenix Dynamic Asset Allocation Series: Moderate         --      --      --      --      --     --     --     --     --    6.68%
Phoenix Dynamic Asset Allocation Series: Moderate
   Growth                                                 --      --      --      --      --     --     --     --     --    7.19%
Phoenix-Sanford Bernstein Mid-Cap Value Series            --  -11.36%  15.52%  21.51%  -9.64% 39.29% 18.97%  6.45% 13.54%   0.77%

Phoenix-Sanford Bernstein Small Cap Value Series          --      --      --   14.37%  -9.63% 42.15% 21.21%  6.18% 15.36%  -3.28%
Phoenix-Van Kampen Comstock Series                        --   22.86%  30.62% -18.95% -22.87% 22.40% 11.56%  4.17% 19.46%  -3.39%
Phoenix-Van Kampen Equity 500 Index Series             30.12%  17.42%  12.53% -12.97% -24.60% 24.73%  8.52%  2.46% 12.85%   3.61%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio      --      --      --      --      --     --     --     --     --   21.66%
PIMCO VIT Real Return Portfolio                           --      --      --       --     --     --     --     --     --    9.20%
PIMCO VIT Total Return Portfolio                          --      --      --       --     --     --     --     --     --    7.33%
Sentinel Balanced Fund                                    --      --      --       --     --     --   6.16%  4.39% 10.16%   8.35%
Sentinel Bond Fund                                        --      --      --       --     --     --   3.50%  0.59%  2.47%   6.31%
Sentinel Common Stock Fund                                --      --      --  -9.20%  -18.32% 29.87%  8.34%  6.36% 14.76%  10.48%
Sentinel Mid Cap Growth Fund                              --      --      --  -25.17% -25.00% 40.16% 10.99%  2.53%  4.34%  22.39%
Sentinel Small Company Fund                               --      --      --    4.09% -14.95% 37.78% 14.53%  6.92% 14.79%   7.62%
Summit S&P Midcap 400 Index Portfolio                     --      --   14.51% -2.36%  -16.16% 33.14% 14.38% 10.61%  8.41%   6.10%
Templeton Developing Markets Securities Fund          -21.99%  51.48% -32.86%  -9.19%  -1.34% 51.17% 23.22% 25.91% 26.57%  27.24%
Templeton Foreign Securities Fund                       7.74%  21.78%  -3.53% -17.01% -19.54% 30.64% 17.11%  8.86% 20.00%  14.07%
Templeton Growth Securities Fund                        7.41%  19.40%   0.27%  -2.49% -19.47% 30.56% 14.64%  7.57% 20.36%   1.12%
Van Kampen UIF Equity and Income Portfolio                --      --      --      --      --     --  10.19%  6.10% 11.24%   2.12%

    Non-Standardized Annual Total Return For Death Benefit Option 1 Contracts
                                   (continued)


       Investment Option          1998    1999     2000     2001     2002     2003    2004    2005    2006    2007
------------------------------   -----   ------   ------   ------   ------   -----   -----   -----   -----   -----
Wanger International Select         --      --     -2.75%  -27.51%  -16.31%  39.55%  22.85%  15.04%  34.38%  20.32%
Wanger International Small Cap   14.95%  123.82%  -28.72%  -22.22%  -14.86%  47.09%  28.71%  20.08%  35.53%  14.91%
Wanger Select                       --       --     8.15%    7.78%   -8.72%  29.17%  17.88%   9.18%  18.28%   8.08%
Wanger U.S. Smaller Companies     7.40%   23.59%   -9.26%   10.05%  -17.81%  41.51%  16.92%   9.93%   6.59%   4.12%


Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Non-Standardized Annual Total Return for Death Benefit Option 2 Contracts


Investment Option                                      1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
---------------------------------------------------   ------  ------  ------  ------  ------  -----  ----   -----  -----  ------
AIM V.I. Capital Appreciation Fund                     17.70%  42.68% -12.10% -24.32% -25.38% 27.78%  5.19%  7.38%  4.88%  10.50%
DWS Equity 500 Index VIP                               26.99%  18.77% -10.45% -13.39% -23.36% 26.44%  9.11%  3.28% 13.98%   3.87%
DWS Small Cap Index VIP                                -3.49%  18.56%  -5.16%   0.69% -21.65% 44.47% 16.18%  2.87% 15.92%  -3.22%
Federated Fund For U.S. Government Securities II        6.21%  -1.93%   9.50%   5.58%   7.58%  0.99%  2.22%  0.66%  2.75%   4.85%
Federated High Income Bond Fund II- Primary Shares      1.32%   0.94% -10.24%   0.00%   0.03% 20.58%  8.97%  1.28%  9.32%   2.03%
Fidelity VIP Contrafund(R) Portfolio                   28.20%  22.48% -7.96%  -13.55% -10.64% 26.63% 13.79% 15.28% 10.10%  15.92%
Fidelity VIP Growth Opportunities Portfolio            22.84%   2.79% -18.29% -15.60% -22.97% 27.92%  5.62%  7.41%  3.89%  21.38%
Fidelity VIP Growth Portfolio                          37.51%  35.45% -12.26% -18.84% -31.14% 31.00%  1.87%  4.26%  5.30%  25.15%
Fidelity VIP Investment Grade Bond Portfolio              --      --      --    6.84%   8.72%  3.65%  2.92%  0.72%  2.91%   2.80%
Franklin Income Securities Fund                           --      --   17.83%  -0.60%  -1.94% 29.95% 12.32%  0.25% 16.66%   2.35%
Lord Abbett Bond-Debenture Portfolio                      --      --      --      --    6.48% 16.42%  6.44% -0.05%  7.87%   4.75%
Lord Abbett Growth and Income Portfolio                11.37%  15.17%  14.23%  -7.98% -19.13% 29.26% 11.14%  1.87% 15.71%   2.04%
Lord Abbett Mid-Cap Value Portfolio                       --      --   50.40%   6.60% -10.99% 23.08% 22.37%  6.77% 10.73%  -0.78%
Mutual Shares Securities Fund                          -1.53%  12.06%  11.74%   5.60% -13.00% 23.47% 11.12%  9.08% 16.80%   2.08%
Neuberger Berman AMT Fasciano Portfolio                   --      --      --      --      --  23.39% 10.37%  1.52%  3.84%  -0.85%
Neuberger Berman AMT Guardian Portfolio                   --      --      --      --      --  29.63% 14.00%  6.70% 11.51%   5.69%
Oppenheimer Capital Appreciation Fund/VA                  --      --      --      --  -28.07% 28.94%  5.18%  3.46%  6.24%  12.32%
Oppenheimer Global Securities Fund/VA                     --      --      --  -13.36% -23.41% 40.95% 17.28% 12.53% 15.79%   4.65%
Oppenheimer Main Street Small Cap Fund/VA                 --      --      --      --  -17.06% 42.31% 17.58%  8.25% 13.12%  -2.73%
Phoenix Capital Growth Series                          28.28%  27.95% -18.89% -35.47% -25.82% 24.79%  3.56%  2.33%  1.84%   9.25%
Phoenix Growth & Income Series                            --   15.45%  -7.86%  -9.41% -23.56% 25.76%  8.99%  3.40% 15.62%   5.21%
Phoenix Mid-Cap Growth Series                             --   43.70%  12.23% -26.14% -33.41% 27.11%  5.29%  2.79%  2.74%  20.15%
Phoenix Money Market Series                             3.69%   3.42%   4.62%   2.41%   0.06% -0.67% -0.56%  1.21%  3.02%   3.46%
Phoenix Multi-Sector Fixed Income Series               -5.44%   4.04%   5.06%   4.65%   8.52% 13.04%  5.40%  0.42%  5.41%   2.31%
Phoenix Multi-Sector Short Term Bond Series               --      --      --      --      --     --   3.92%  0.01% 4.30%    2.58%
Phoenix Strategic Allocation Series                    19.18%   9.77%  -0.76%   0.49% -12.77% 18.27%  6.01%  0.43% 11.18%   4.55%
Phoenix-Aberdeen International Series                  26.23%  27.78% -16.94% -25.08% -15.95% 30.10% 19.16% 16.98% 25.67%  13.39%
Phoenix-Alger Small-Cap Growth Series                     --      --      --      --      --  51.33%  0.75% 14.10% 17.86%  14.52%
Phoenix-Duff & Phelps Real Estate Securities Series   -22.27%   3.38%  29.05%   5.18%  10.58% 36.42% 32.88% 13.56% 35.23% -16.85%
Phoenix Dynamic Asset Allocation Series: Aggressive
   Growth                                                 --      --      --      --      --     --     --     --     --    6.98%
Phoenix Dynamic Asset Allocation Series: Growth           --      --      --      --      --     --     --     --     --    6.87%
Phoenix Dynamic Asset Allocation Series: Moderate         --      --      --      --      --     --     --     --     --    6.52%
Phoenix Dynamic Asset Allocation Series: Moderate
   Growth                                                 --      --      --      --      --     --     --     --     --    7.03%
Phoenix-Sanford Bernstein Mid-Cap Value Series            --  -11.49%  15.34%  21.33%  -9.78% 39.09% 18.79%  6.29% 13.37%   0.62%
Phoenix-Sanford Bernstein Small Cap Value Series          --      --      --   14.20%  -9.77% 41.93% 21.03%  6.02% 15.19%  -3.43%
Phoenix-Van Kampen Comstock Series                        --   22.67%  30.42% -19.07% -22.98% 22.22% 11.40%  4.02% 19.28%  -3.54%

Phoenix-Van Kampen Equity 500 Index Series             29.92%  17.24% -12.66% -13.10% -24.71% 24.54%  8.36%  2.30% 12.68%  3.45%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio      --      --      --      --      --     --     --     --     --  21.48%
PIMCO VIT Real Return Portfolio                           --      --      --      --      --     --     --     --     --   9.03%
PIMCO VIT Total Return Portfolio                          --      --      --      --      --     --     --     --     --   7.16%
Sentinel Balanced Fund                                    --      --      --      --      --     --   6.00%  4.23% 10.00%  8.19%
Sentinel Bond Fund                                        --      --      --      --      --     --   3.34%  0.44%  2.31%  6.15%
Sentinel Common Stock Fund                                --      --      --   -9.34% -18.44% 29.67%  8.18%  6.21% 14.59% 10.31%
Sentinel Mid Cap Growth Fund                              --      --      --  -25.29% -25.11% 39.95% 10.82%  2.38%  4.19% 22.20%
Sentinel Small Company Fund                               --      --      --    3.93% -15.08% 37.58% 14.35%  6.76% 14.62%  7.46%
Summit S&P Midcap 400 Index Portfolio                     --      --   14.34%  -2.50% -16.29% 32.94% 14.20% 10.45%  8.25%  5.94%
Templeton Developing Markets Securities Fund          -22.11%  51.25% -32.96%  -9.33%  -1.49% 50.94% 23.04% 25.72% 26.38% 27.04%
Templeton Foreign Securities Fund                       7.58%  21.60%  -3.68% -17.14% -19.66% 30.44% 16.94%  8.70% 19.82% 13.90%
Templeton Growth Securities Fund                        7.25%  19.22%   0.12%  -2.64% -19.59% 30.37% 14.47%  7.41% 20.18%  0.96%
Van Kampen UIF Equity and Income Portfolio                --      --      --      --      --     --  10.02%  5.94% 11.07%  1.96%

    Non-Standardized Annual Total Return for Death Benefit Option 2 Contracts
                                   (continued)


       Investment Option          1998    1999     2000     2001     2002     2003    2004    2005    2006    2007
------------------------------   -----   ------   ------   ------   ------   -----   -----   -----   -----   -----
Wanger International Select         --       --    -2.89%  -27.61%  -16.43%  39.35%  22.67%  14.87%  34.18%  20.14%
Wanger International Small Cap   14.78%  123.49%  -28.82%  -22.34%  -14.99%  46.87%  28.52%  19.90%  35.33%  14.74%
Wanger Select                       --       --     7.99%    7.61%   -8.86%  28.98%  17.70%   9.01%  18.10%   7.91%
Wanger U.S. Smaller Companies     7.24%   23.41%   -9.40%    9.88%  -17.93%  41.30%  16.74%   9.77%   6.43%   3.96%

        Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Calculation of Yield and Return


     Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


     The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

     The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1) or 1.125% (Option 2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


     The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.


     We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.


Example Calculations:


     The following examples of a return/yield calculations for the Phoenix Money Market Investment Option were based on the 7-day period ending December 31, 2007:

Death Benefit Option 1 Contracts
Value of hypothetical pre-existing account with exactly one
   Unit at the beginning of the period:.......................1.000000
Value of the same account (excluding capital changes) at
   the end of the 7-day period:...............................1.000560
Calculation:
   Ending account value.......................................1.000560
   Less beginning account value...............................1.000000
   Net change in account value................................0.000560
Base period return:
   (net change/beginning account value).......................0.000560
Current yield = return x (365/7) =............................    2.92%
Effective yield = [(1 + return)365/7] -1 =....................    2.96%

Death Benefit Option 2: Contracts
Value of hypothetical pre-existing account with exactly
   one unit at the beginning of the period:...................1.000000
Value of the same account (excluding capital changes) at
   the end of the 7-day period:...............................1.000532
Calculation:
   Ending account value.......................................1.000532
   Less beginning account value...............................1.000000
   Net change in account value................................0.000532
Base period return:
   (net change/beginning account value).......................0.000532
Current yield = return x (365/7) =............................    2.77%
Effective yield = [(1 + return)365/7] -1 =....................    2.81%


     Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


     Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the investment option;


(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

     II   =  a hypothetical initial payment of $1,000
     R    =  average annual total return for the period
     n    =  number of years in the period
     ERV  =  ending redeemable value of the hypothetical $1,000 for the period
             [see (2) and (3) above]


We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.

Performance Information
     Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


     The Dow Jones Industrial Average(SM) ("DJIA")
     CS First Boston High Yield Index
     Citigroup Corporate Index
     Citigroup Government Bond Index
     Standard & Poor's 500 Index(R) ("S&P 500")

     Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial


     A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

     Barron's
     Business Week
     Changing Times
     Consumer Reports
     Financial Planning
     Financial Services Weekly
     Forbes
     Fortune
     Investor's Business Daily
     Money
     Personal Investor
     The New York Times
     Registered Representative
     U.S. News and World Report
     The Wall Street Journal

     A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.


     The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

     The Dow Jones Industrial Average(SM)  ("DJIA")
     CS First Boston High Yield Index
     Citigroup Corporate Index
     Citigroup Government Bond Index
     S&P 500

     The Dow Jones Industrial AverageSM (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

     The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


     Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

Calculation of Annuity Payments

     See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

     You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.


Fixed Annuity Payments


     Fixed annuity payments are determined by the total dollar value for all investment options' accumulation units, all amounts held in the GIA and the

MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

     The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A,
B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

     It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

Variable Annuity Payments


     Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.

     In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from a investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

     Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.


     Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

     Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

     We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.


     We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


Experts


     The financial statements of PHL Variable Accumulation Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

     Michele Drummey, Counsel, PHL Variable Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws in connection with the contracts described in this prospectus.

[LOGO]

--------------------------------------------------------------------------------

                                                                  ANNUAL REPORT

                                                                   PHL VARIABLE

                                                           ACCUMULATION ACCOUNT


                                                              December 31, 2007

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007

                                             AIM V.I. Capital                         AIM V.I. Mid Cap    Alger American
                                            Appreciation Fund - AIM V.I. Core Equity Core Equity Fund -  Leveraged AllCap
                                                  Class I          Fund - Class I         Class I       Portfolio - Class O
                                            ------------------- -------------------- ------------------ -------------------
Assets:
 Investments at fair value.................     $66,229,685         $14,048,369          $6,852,642         $16,675,921
                                                -----------         -----------          ----------         -----------
 Total Assets..............................     $66,229,685         $14,048,369          $6,852,642         $16,675,921
Liabilities:
Payable to PHL Variable Insurance
  Company..................................     $       107         $        --          $       --         $        --
                                                -----------         -----------          ----------         -----------
   Total Net Assets........................     $66,229,578         $14,048,369          $6,852,642         $16,675,921
                                                ===========         ===========          ==========         ===========
Net Assets:
 Accumulation Units........................     $66,131,035         $14,023,143          $6,716,960         $16,535,037
 Contracts in payout
   (annuitization period)..................     $    98,543         $    25,226          $  135,682         $   140,884
                                                -----------         -----------          ----------         -----------
   Total Net Assets........................     $66,229,578         $14,048,369          $6,852,642         $16,675,921
                                                ===========         ===========          ==========         ===========
   Units Outstanding.......................      26,873,786          12,121,548           5,350,235           7,444,031
                                                ===========         ===========          ==========         ===========
 Investment shares held....................       2,255,010             482,597             470,325             301,061
 Investments at cost.......................     $49,596,905         $12,152,064          $6,325,978         $ 7,887,854
   Unit Value
     Asset Manager Option 1................     $        --         $        --          $     1.31         $        --
     Asset Manager Option 2................     $        --         $        --          $       --         $        --
     Freedom Edge(R).......................     $      1.44         $      1.15          $       --         $        --
     Phoenix Dimensions(R) Option 1........     $      1.28         $      1.16          $       --         $        --
     Phoenix Dimensions(R) Option 2........     $      1.27         $        --          $       --         $        --
     Phoenix Dimensions(R) Option 3........     $        --         $        --          $       --         $        --
     Phoenix Dimensions(R) Option 4........     $      1.26         $        --          $       --         $        --
     Phoenix Income Choice(R)..............     $      2.32         $      1.16          $     1.28         $      3.05
     Phoenix Investor's Edge(R) Option 1...     $      2.52         $      1.15          $     1.27         $      3.26
     Phoenix Investor's Edge(R) Option 2...     $      2.49         $      1.15          $     1.26         $      3.23
     Phoenix Investor's Edge(R) Option 3...     $      2.47         $      1.15          $     1.26         $      3.20
     Phoenix Investor's Edge(R) Option 4...     $      2.49         $      1.15          $     1.26         $        --
     Phoenix Premium Edge(R)...............     $      2.15         $      1.15          $     1.27         $      2.01
     Phoenix Spectrum Edge+ Option 1.......     $        --         $        --          $       --         $        --
     Phoenix Spectrum Edge+ Option 2.......     $      1.01         $        --          $       --         $        --
     Phoenix Spectrum Edge(R) Option 1.....     $      2.60         $      1.16          $     1.29         $      3.37
     Phoenix Spectrum Edge(R) Option 2.....     $      2.58         $      1.16          $     1.28         $      3.34
     Phoenix Spectrum Edge(R) Option 3.....     $      2.56         $      1.16          $     1.28         $      3.31
     Phoenix Spectrum Edge(R) Option 4.....     $      2.57         $      1.16          $       --         $        --
     Retirement Planner's Edge.............     $      2.30         $      1.16          $     1.28         $      1.99
     The Big Edge Choice(R)................     $      2.32         $      1.16          $     1.28         $      2.04
     The Phoenix Edge(R)--VA
       Option 1............................     $      2.28         $      1.17          $     1.30         $      2.13
     The Phoenix Edge(R)--VA
       Option 2............................     $      2.22         $      1.16          $     1.28         $      2.06
     The Phoenix Edge(R)--VA
       Option 3............................     $      2.31         $      1.16          $     1.28         $      2.05

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                Federated High    Fidelity VIP
                                             DWS Equity 500  Federated Fund for  Income Bond      Contrafund(R)
                                            Index Fund VIP -  U.S. Government     Fund II -    Portfolio - Service
                                                Class A        Securities II    Primary Shares        Class
                                            ---------------- ------------------ -------------- -------------------
Assets:
 Investments at fair value.................   $82,484,487       $220,849,610     $21,296,119      $113,863,187
                                              -----------       ------------     -----------      ------------
 Total Assets..............................   $82,484,487       $220,849,610     $21,296,119      $113,863,187
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................   $       351       $        512     $         1      $          2
                                              -----------       ------------     -----------      ------------
   Total Net Assets........................   $82,484,136       $220,849,098     $21,296,118      $113,863,185
                                              ===========       ============     ===========      ============
Net Assets:
 Accumulation Units........................   $80,779,522       $220,317,866     $21,235,669      $113,583,031
 Contracts in payout (annuitization period)   $ 1,704,614       $    531,232     $    60,449      $    280,154
                                              -----------       ------------     -----------      ------------
   Total Net Assets........................   $82,484,136       $220,849,098     $21,296,118      $113,863,185
                                              ===========       ============     ===========      ============
   Units Outstanding.......................    32,498,141         92,674,479       7,856,593        35,709,911
                                              ===========       ============     ===========      ============
 Investment shares held....................     5,311,300         19,154,343       2,843,274         4,095,799
 Investments at cost.......................   $65,535,647       $217,786,202     $21,919,836      $103,931,517
   Unit Value
     Asset Manager Option 1................   $        --       $       2.39     $        --      $         --
     Asset Manager Option 2................   $        --       $         --     $      3.23      $         --
     Freedom Edge(R).......................   $      1.47       $       1.11     $      1.30      $       1.87
     Phoenix Dimensions(R) Option 1........   $      1.24       $       1.08     $      1.15      $       1.44
     Phoenix Dimensions(R) Option 2........   $      1.23       $       1.07     $      1.14      $       1.43
     Phoenix Dimensions(R) Option 3........   $        --       $         --     $        --      $         --
     Phoenix Dimensions(R) Option 4........   $      1.22       $       1.06     $        --      $         --
     Phoenix Income Choice(R)..............   $      2.77       $       2.49     $      2.95      $       3.68
     Phoenix Income Choice(R) with GPAF....   $      1.28       $         --     $        --      $         --
     Phoenix Investor's Edge(R) Option 1...   $      2.58       $       2.34     $      2.90      $       3.81
     Phoenix Investor's Edge(R) Option 2...   $      2.55       $       2.32     $      2.87      $       3.78
     Phoenix Investor's Edge(R) Option 3...   $      2.53       $       2.30     $      2.85      $       3.74
     Phoenix Investor's Edge(R) Option 4...   $      2.55       $       2.31     $      2.86      $       3.77
     Phoenix Premium Edge(R)...............   $      2.71       $       2.63     $      2.65      $       3.00
     Phoenix Spectrum Edge+ Option 1.......   $        --       $       1.04     $      0.98      $       1.08
     Phoenix Spectrum Edge+ Option 2.......   $      0.97       $       1.04     $        --      $       1.08
     Phoenix Spectrum Edge(R) Option 1.....   $      2.67       $       2.42     $      3.00      $       3.95
     Phoenix Spectrum Edge(R) Option 2.....   $      2.64       $       2.40     $      2.97      $       3.91
     Phoenix Spectrum Edge(R) Option 3.....   $      2.62       $       2.38     $      2.94      $       3.87
     Phoenix Spectrum Edge(R) Option 4.....   $      2.63       $       2.39     $      2.96      $       3.90
     Retirement Planner's Edge.............   $      2.74       $       2.74     $      2.68      $       3.08
     The Big Edge Choice(R)................   $      2.74       $       2.76     $      2.62      $       3.05
     The Phoenix Edge(R)--VA Option 1......   $      2.83       $       2.92     $      2.82      $       3.19
     The Phoenix Edge(R)--VA Option 2......   $      2.77       $       2.79     $      2.75      $       3.08
     The Phoenix Edge(R)--VA Option 3......   $      2.75       $       2.80     $      2.76      $       3.05

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Fidelity VIP                     Fidelity VIP
                                               Growth                         Investment
                                            Opportunities    Fidelity VIP     Grade Bond    Franklin Income
                                             Portfolio -  Growth Portfolio -  Portfolio -  Securities Fund -
                                            Service Class   Service Class    Service Class      Class 2
                                            ------------- ------------------ ------------- -----------------
Assets:
 Investments at fair value................. $101,935,330     $41,309,150      $26,890,605     $49,235,101
                                            ------------     -----------      -----------     -----------
 Total Assets.............................. $101,935,330     $41,309,150      $26,890,605     $49,235,101
Liabilities:
 Payable to PHL Variable Insurance
   Company................................. $        111     $         1      $         3     $        --
                                            ------------     -----------      -----------     -----------
   Total Net Assets........................ $101,935,219     $41,309,149      $26,890,602     $49,235,101
                                            ============     ===========      ===========     ===========
Net Assets:
 Accumulation Units........................ $101,845,110     $41,235,551      $26,881,697     $49,235,101
 Contracts in payout (annuitization
   period)................................. $     90,109     $    73,598      $     8,905     $        --
                                            ------------     -----------      -----------     -----------
   Total Net Assets........................ $101,935,219     $41,309,149      $26,890,602     $49,235,101
                                            ============     ===========      ===========     ===========
   Units Outstanding.......................   43,891,280      19,208,902       26,098,157      44,645,015
                                            ============     ===========      ===========     ===========
 Investment shares held....................    4,566,996         918,185        2,122,385       2,844,316
 Investments at cost....................... $ 83,673,800     $27,407,195      $26,271,493     $49,811,094
   Unit Value..............................
     Asset Manager Option 1................ $         --     $      3.70      $        --     $        --
     Asset Manager Option 2................ $         --     $      3.65      $        --     $        --
     Freedom Edge(R)....................... $       1.58     $      1.55      $      1.03     $      1.13
     Phoenix Dimensions(R) Option 1........ $       1.37     $      1.41      $      1.03     $      1.14
     Phoenix Dimensions(R) Option 2........ $       1.36     $        --      $      1.03     $      1.13
     Phoenix Dimensions(R) Option 3........ $         --     $        --      $        --     $      1.13
     Phoenix Dimensions(R) Option 4........ $       1.35     $      1.39      $      1.03     $      1.13
     Phoenix Income Choice(R).............. $       2.68     $      2.34      $      1.03     $        --
     Phoenix Investor's Edge(R) Option 1... $       2.81     $      2.51      $      1.03     $      1.13
     Phoenix Investor's Edge(R) Option 2... $       2.79     $      2.49      $      1.03     $      1.13
     Phoenix Investor's Edge(R) Option 3... $       2.76     $      2.46      $        --     $      1.12
     Phoenix Investor's Edge(R) Option 4... $       2.78     $      2.48      $        --     $        --
     Phoenix Premium Edge(R)............... $       1.96     $      1.68      $      1.03     $      1.13
     Phoenix Spectrum Edge+ Option 1....... $       1.10     $      1.16      $      1.02     $      0.96
     Phoenix Spectrum Edge+ Option 2....... $       1.10     $      1.16      $      1.02     $      0.96
     Phoenix Spectrum Edge(R) Option 1..... $       2.91     $      2.60      $      1.03     $      1.14
     Phoenix Spectrum Edge(R) Option 2..... $       2.88     $      2.57      $      1.03     $      1.14
     Phoenix Spectrum Edge(R) Option 3..... $       2.86     $      2.55      $      1.03     $      1.14
     Phoenix Spectrum Edge(R) Option 4..... $       2.87     $      2.56      $        --     $        --
     Retirement Planner's Edge............. $       2.30     $      1.71      $      1.03     $      1.14
     The Big Edge Choice(R)................ $       2.02     $      1.75      $      1.03     $      1.06
     The Phoenix Edge(R)--VA Option 1...... $       2.12     $      1.80      $      1.04     $      1.14
     The Phoenix Edge(R)--VA Option 2...... $       2.03     $      1.77      $      1.03     $      1.14
     The Phoenix Edge(R)--VA Option 3...... $       2.02     $      1.71      $      1.03     $      1.14

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Lazard Retirement Lord Abbett Bond -    Lord Abbett     Lord Abbett
                                                Small Cap         Debenture      Growth and Income Mid-Cap Value
                                               Portfolio -       Portfolio -        Portfolio -     Portfolio -
                                             Service Shares        Class VC          Class VC        Class VC
                                            ----------------- ------------------ ----------------- -------------
Assets:
 Investments at fair value.................    $2,960,587        $15,668,516       $163,065,101     $16,171,502
                                               ----------        -----------       ------------     -----------
 Total Assets..............................    $2,960,587        $15,668,516       $163,065,101     $16,171,502
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................    $       --        $         1       $        167     $         1
                                               ----------        -----------       ------------     -----------
   Total Net Assets........................    $2,960,587        $15,668,515       $163,064,934     $16,171,501
                                               ==========        ===========       ============     ===========
Net Assets:
 Accumulation Units........................    $2,957,215        $15,574,344       $162,800,239     $16,123,008
 Contracts in payout (annuitization period)    $    3,372        $    94,171       $    264,695     $    48,493
                                               ----------        -----------       ------------     -----------
   Total Net Assets........................    $2,960,587        $15,668,515       $163,064,934     $16,171,501
                                               ==========        ===========       ============     ===========
   Units Outstanding.......................     2,585,339         13,608,064        132,183,039      13,624,743
                                               ==========        ===========       ============     ===========
 Investment shares held....................       296,655          1,331,224          5,842,532         855,635
 Investments at cost.......................    $4,213,553        $15,563,158       $160,073,747     $16,881,039
   Unit Value
     Asset Manager Option 1................    $       --        $        --       $         --     $        --
     Asset Manager Option 2................    $       --        $        --       $         --     $        --
     Freedom Edge(R).......................    $     1.14        $      1.15       $       1.23     $      1.18
     Phoenix Dimensions(R) Option 1........    $       --        $      1.15       $       1.24     $      1.17
     Phoenix Dimensions(R) Option 2........    $       --        $      1.15       $       1.23     $        --
     Phoenix Dimensions(R) Option 3........    $       --        $        --       $         --     $        --
     Phoenix Dimensions(R) Option 4........    $       --        $        --       $       1.23     $        --
     Phoenix Income Choice(R)..............    $     1.15        $      1.16       $       1.24     $      1.19
     Phoenix Investor's Edge(R) Option 1...    $     1.14        $      1.14       $       1.23     $      1.18
     Phoenix Investor's Edge(R) Option 2...    $     1.13        $      1.14       $       1.22     $      1.17
     Phoenix Investor's Edge(R) Option 3...    $     1.13        $      1.13       $       1.22     $      1.17
     Phoenix Investor's Edge(R) Option 4...    $     1.13        $      1.14       $       1.22     $      1.17
     Phoenix Premium Edge(R)...............    $     1.14        $      1.15       $       1.23     $      1.18
     Phoenix Spectrum Edge+ Option 1.......    $       --        $      1.00       $       0.97     $      0.89
     Phoenix Spectrum Edge+ Option 2.......    $       --        $        --       $       0.97     $        --
     Phoenix Spectrum Edge(R) Option 1.....    $     1.15        $      1.16       $       1.25     $      1.20
     Phoenix Spectrum Edge(R) Option 2.....    $     1.15        $      1.16       $       1.24     $      1.19
     Phoenix Spectrum Edge(R) Option 3.....    $     1.14        $      1.15       $       1.24     $      1.19
     Phoenix Spectrum Edge(R) Option 4.....    $     1.15        $      1.15       $       1.24     $      1.19
     Retirement Planner's Edge.............    $     1.14        $      1.15       $       1.24     $      1.19
     The Big Edge Choice(R)................    $     1.14        $      1.15       $       1.24     $      1.19
     The Phoenix Edge(R)--VA Option 1......    $     1.16        $      1.17       $       1.25     $      1.20
     The Phoenix Edge(R)--VA Option 2......    $     1.15        $      1.16       $       1.24     $      1.19
     The Phoenix Edge(R)--VA Option 3......    $     1.14        $      1.15       $       1.24     $      1.19

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Mutual Shares Neuberger Berman Neuberger Berman     Oppenheimer
                                             Securities     AMT Fasciano     AMT Guardian   Capital Appreciation
                                               Fund -       Portfolio -      Portfolio -         Fund/VA -
                                               Class 2        S Class          S Class         Service Shares
                                            ------------- ---------------- ---------------- --------------------
Assets:
 Investments at fair value.................  $83,298,093      $57,456        $28,314,066          $876,690
                                             -----------      -------        -----------          --------
 Total Assets..............................  $83,298,093      $57,456        $28,314,066          $876,690
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................  $         2      $    --        $         3          $     --
                                             -----------      -------        -----------          --------
   Total Net Assets........................  $83,298,091      $57,456        $28,314,063          $876,690
                                             ===========      =======        ===========          ========
Net Assets:
 Accumulation Units........................  $83,200,258      $57,456        $28,303,407          $876,690
 Contracts in payout
   (annuitization period)..................  $    97,833      $    --        $    10,656          $     --
                                             -----------      -------        -----------          --------
   Total Net Assets........................  $83,298,091      $57,456        $28,314,063          $876,690
                                             ===========      =======        ===========          ========
   Units Outstanding.......................   36,006,710       59,952         26,190,786           767,874
                                             ===========      =======        ===========          ========
 Investment shares held....................    4,125,710        3,962          1,347,004            18,740
 Investments at cost.......................  $73,528,036      $58,385        $28,153,071          $806,454
   Unit Value..............................
     Asset Manager Option 1................  $        --      $    --        $        --          $     --
     Asset Manager Option 2................  $        --      $    --        $        --          $     --
     Freedom Edge(R).......................  $      1.60      $    --        $      1.11          $     --
     Phoenix Dimensions(R) Option 1........  $      1.29      $    --        $      1.12          $     --
     Phoenix Dimensions(R) Option 2........  $      1.28      $    --        $      1.11          $     --
     Phoenix Dimensions(R) Option 3........  $      1.28      $    --        $        --          $     --
     Phoenix Dimensions(R) Option 4........  $      1.27      $    --        $      1.11          $     --
     Phoenix Income Choice(R)..............  $      3.05      $    --        $      1.12          $     --
     Phoenix Investor's Edge(R) Option 1...  $      3.14      $    --        $      1.11          $   1.13
     Phoenix Investor's Edge(R) Option 2...  $      3.11      $  0.95        $      1.11          $   1.13
     Phoenix Investor's Edge(R) Option 3...  $      3.08      $    --        $        --          $     --
     Phoenix Investor's Edge(R) Option 4...  $      3.10      $    --        $        --          $     --
     Phoenix Premium Edge(R)...............  $      3.34      $  0.95        $      1.11          $   1.14
     Phoenix Spectrum Edge+ Option 1.......  $      0.94      $    --        $      0.98          $     --
     Phoenix Spectrum Edge+ Option 2.......  $      0.94      $    --        $      0.98          $     --
     Phoenix Spectrum Edge(R) Option 1.....  $      3.25      $  0.96        $      1.12          $   1.15
     Phoenix Spectrum Edge(R) Option 2.....  $      3.22      $    --        $      1.12          $   1.14
     Phoenix Spectrum Edge(R) Option 3.....  $      3.19      $    --        $      1.11          $   1.14
     Phoenix Spectrum Edge(R) Option 4.....  $        --      $    --        $        --          $     --
     Retirement Planner's Edge.............  $      3.70      $  0.95        $      1.11          $   1.14
     The Big Edge Choice(R)................  $      1.98      $  1.01        $      1.10          $   1.16
     The Phoenix Edge(R)--VA Option 1......  $      3.81      $  0.96        $      1.12          $   1.15
     The Phoenix Edge(R)--VA Option 2......  $      3.66      $  0.96        $      1.12          $   1.14
     The Phoenix Edge(R)--VA Option 3......  $      3.73      $    --        $      1.12          $   1.14



                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                             Oppenheimer    Oppenheimer
                                                Global      Main Street
                                              Securities     Small Cap
                                              Fund/VA -      Fund/VA -    Phoenix Capital  Phoenix Growth
                                            Service Shares Service Shares  Growth Series  and Income Series
                                            -------------- -------------- --------------- -----------------
Assets:
 Investments at fair value.................   $2,283,625    $20,464,927     $85,556,728     $102,197,682
                                              ----------    -----------     -----------     ------------
 Total Assets..............................   $2,283,625    $20,464,927     $85,556,728     $102,197,682
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................   $       --    $         3     $        --     $         87
                                              ----------    -----------     -----------     ------------
   Total Net Assets........................   $2,283,625    $20,464,924     $85,556,728     $102,197,595
                                              ==========    ===========     ===========     ============
Net Assets:
 Accumulation Units........................   $2,283,625    $20,456,942     $85,366,452     $101,769,343
 Contracts in payout (annuitization period)   $       --    $     7,982     $   190,276     $    428,252
                                              ----------    -----------     -----------     ------------
   Total Net Assets........................   $2,283,625    $20,464,924     $85,556,728     $102,197,595
                                              ==========    ===========     ===========     ============
   Units Outstanding.......................    2,068,101     21,419,977      59,945,571       43,260,958
                                              ==========    ===========     ===========     ============
 Investment shares held....................       62,962      1,135,050       5,090,952        6,840,514
 Investments at cost.......................   $2,242,432    $21,774,668     $99,550,713     $ 79,620,973
   Unit Value..............................
     Asset Manager Option 1................   $       --    $        --     $        --     $         --
     Asset Manager Option 2................   $       --    $        --     $        --     $       3.45
     Freedom Edge(R).......................   $       --    $      0.97     $      1.26     $       1.52
     Phoenix Dimensions(R) Option 1........   $     1.11    $      0.97     $      1.17     $       1.26
     Phoenix Dimensions(R) Option 2........   $     1.11    $      0.97     $        --     $       1.25
     Phoenix Dimensions(R) Option 3........   $       --    $        --     $        --     $         --
     Phoenix Dimensions(R) Option 4........   $     1.10    $      0.96     $        --     $       1.25
     Phoenix Income Choice(R)..............   $       --    $      0.97     $      1.91     $       2.52
     Phoenix Investor's Edge(R) Option 1...   $     1.11    $      0.97     $      2.16     $       2.63
     Phoenix Investor's Edge(R) Option 2...   $     1.10    $      0.96     $      2.14     $       2.61
     Phoenix Investor's Edge(R) Option 3...   $     1.10    $        --     $      2.12     $       2.58
     Phoenix Investor's Edge(R) Option 4...   $       --    $        --     $      2.14     $       2.60
     Phoenix Premium Edge(R)...............   $     1.11    $      0.97     $      1.11     $       2.18
     Phoenix Spectrum Edge+ Option 1.......   $     0.98    $      0.89     $        --     $       0.98
     Phoenix Spectrum Edge+ Option 2.......   $     0.97    $      0.89     $        --     $       0.98
     Phoenix Spectrum Edge(R) Option 1.....   $     1.12    $      0.97     $      2.24     $       2.72
     Phoenix Spectrum Edge(R) Option 2.....   $     1.11    $      0.97     $      2.22     $       2.70
     Phoenix Spectrum Edge(R) Option 3.....   $     1.11    $      0.97     $      2.20     $       2.67
     Phoenix Spectrum Edge(R) Option 4.....   $       --    $        --     $      2.21     $       2.69
     Retirement Planner's Edge.............   $     1.11    $      0.97     $      1.43     $       2.37
     The Big Edge Choice(R)................   $     1.11    $      1.01     $      1.34     $       1.51
     The Phoenix Edge(R)--VA Option 1......   $     1.12    $      0.98     $      1.43     $       2.48
     The Phoenix Edge(R)--VA Option 2......   $     1.11    $      0.97     $      1.39     $       2.37
     The Phoenix Edge(R)--VA Option 3......   $     1.11    $      0.97     $      1.38     $       2.45

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                         Phoenix
                                               Phoenix       Phoenix    Phoenix Multi- Multi-Sector
                                               Mid-Cap        Money      Sector Fixed   Short Term
                                            Growth Series Market Series Income Series  Bond Series
                                            ------------- ------------- -------------- ------------
Assets:
 Investments at fair value.................  $32,697,339   $81,064,210   $124,806,788  $29,323,411
                                             -----------   -----------   ------------  -----------
 Total Assets..............................  $32,697,339   $81,064,210   $124,806,788  $29,323,411
Liabilities:
 Payable to PHL Variable Insurance Company.  $        --   $       244   $         94  $         3
                                             -----------   -----------   ------------  -----------
   Total Net Assets........................  $32,697,339   $81,063,966   $124,806,694  $29,323,408
                                             ===========   ===========   ============  ===========
Net Assets:
 Accumulation Units........................  $32,637,563   $80,656,790   $124,428,929  $29,303,694
 Contracts in payout (annuitization period)  $    59,776   $   407,176   $    377,765  $    19,714
                                             -----------   -----------   ------------  -----------
   Total Net Assets........................  $32,697,339   $81,063,966   $124,806,694  $29,323,408
                                             ===========   ===========   ============  ===========
   Units Outstanding.......................   17,048,533    41,912,582     51,837,853   25,953,929
                                             ===========   ===========   ============  ===========
 Investment shares held....................    1,993,994     8,106,421     13,737,293    2,972,090
 Investments at cost.......................  $30,189,851   $81,064,210   $128,434,652  $29,761,589
   Unit Value
     Asset Manager Option 1................  $        --   $        --   $       2.85  $        --
     Asset Manager Option 2................  $        --   $      2.20   $       2.82  $        --
     Freedom Edge(R).......................  $      1.42   $      1.06   $       1.19  $      1.14
     Phoenix Dimensions(R) Option 1........  $      1.30   $      1.08   $       1.09  $      1.08
     Phoenix Dimensions(R) Option 2........  $        --   $      1.07   $       1.09  $      1.07
     Phoenix Dimensions(R) Option 3........  $        --   $        --   $         --  $        --
     Phoenix Dimensions(R) Option 4........  $      1.28   $      1.06   $       1.08  $        --
     Phoenix Income Choice(R)..............  $      1.92   $      2.17   $       2.88  $      1.14
     Phoenix Income Choice(R) with GPAF....  $        --   $        --   $         --  $        --
     Phoenix Investor's Edge(R) Option 1...  $      2.27   $      2.09   $       2.74  $      1.12
     Phoenix Investor's Edge(R) Option 2...  $      2.25   $      2.07   $       2.72  $      1.11
     Phoenix Investor's Edge(R) Option 3...  $      2.23   $      2.05   $       2.69  $      1.10
     Phoenix Investor's Edge(R) Option 4...  $      2.24   $      2.07   $       2.71  $      1.11
     Phoenix Premium Edge(R)...............  $      1.46   $      2.19   $       2.97  $      1.12
     Phoenix Spectrum Edge+ Option 1.......  $      1.09   $      1.02   $       1.00  $      1.01
     Phoenix Spectrum Edge+ Option 2.......  $      1.09   $      1.02   $       1.00  $        --
     Phoenix Spectrum Edge(R) Option 1.....  $      2.35   $      2.17   $       2.84  $      1.15
     Phoenix Spectrum Edge(R) Option 2.....  $      2.32   $      2.15   $       2.81  $      1.14
     Phoenix Spectrum Edge(R) Option 3.....  $      2.30   $      2.13   $       2.78  $      1.13
     Phoenix Spectrum Edge(R) Option 4.....  $      2.32   $      2.14   $       2.80  $      1.14
     Retirement Planner's Edge.............  $      2.66   $      2.30   $       3.12  $      1.13
     The Big Edge Choice(R)................  $      1.62   $      1.33   $       1.93  $      1.12
     The Phoenix Edge(R)--VA Option 1......  $      2.69   $      2.41   $       3.29  $      1.16
     The Phoenix Edge(R)--VA Option 2......  $      2.59   $      2.33   $       3.19  $      1.14
     The Phoenix Edge(R)--VA Option 3......  $      2.09   $      2.31   $       3.01  $      1.14

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                      Phoenix -
                                             Phoenix      Phoenix -     Phoenix -   Duff & Phelps
                                            Strategic     Aberdeen        Alger      Real Estate
                                            Allocation  International   Small-Cap    Securities
                                              Series       Series     Growth Series    Series
                                            ----------- ------------- ------------- -------------
Assets:
 Investments at fair value................. $63,031,411 $316,871,054   $33,406,612   $82,754,399
                                            ----------- ------------   -----------   -----------
   Total Assets............................ $63,031,411 $316,871,054   $33,406,612   $82,754,399
Liabilities:
 Payable to PHL Variable Insurance Company. $         1 $          9   $        --   $        62
                                            ----------- ------------   -----------   -----------
   Total Net Assets........................ $63,031,410 $316,871,045   $33,406,612   $82,754,337
                                            =========== ============   ===========   ===========
Net Assets:
 Accumulation Units........................ $62,640,490 $316,384,811   $33,305,148   $82,610,664
 Contracts in payout (annuitization period) $   390,920 $    486,234   $   101,464   $   143,673
                                            ----------- ------------   -----------   -----------
   Total Net Assets........................ $63,031,410 $316,871,045   $33,406,612   $82,754,337
                                            =========== ============   ===========   ===========
   Units Outstanding.......................  26,151,678   92,535,361     7,195,030    19,614,270
                                            =========== ============   ===========   ===========
 Investment shares held....................   4,865,845   16,553,054     1,871,402     3,085,181
 Investments at cost....................... $68,833,522 $272,097,266   $29,886,738   $72,751,196
   Unit Value
     Asset Manager Option 1................ $        -- $       5.21   $        --   $      4.92
     Asset Manager Option 2................ $      3.03 $         --   $        --   $        --
     Freedom Edge(R)....................... $      1.32 $       2.32   $      1.76   $      1.97
     Phoenix Dimensions(R) Option 1........ $        -- $       1.70   $      1.57   $      1.24
     Phoenix Dimensions(R) Option 2........ $      1.17 $       1.69   $      1.56   $      1.23
     Phoenix Dimensions(R) Option 3........ $        -- $         --   $        --   $        --
     Phoenix Dimensions(R) Option 4........ $        -- $       1.68   $      1.55   $      1.22
     Phoenix Income Choice(R).............. $      2.58 $       4.00   $      4.73   $      5.31
     Phoenix Investor's Edge(R) Option 1... $      2.54 $       4.36   $      4.63   $      5.14
     Phoenix Investor's Edge(R) Option 2... $      2.51 $       4.32   $      4.59   $      5.09
     Phoenix Investor's Edge(R) Option 3... $      2.49 $       4.28   $      4.56   $      5.04
     Phoenix Investor's Edge(R) Option 4... $      2.51 $       4.31   $      4.58   $      5.07
     Phoenix Premium Edge(R)............... $      2.49 $       2.71   $      4.65   $      6.04
     Phoenix Spectrum Edge+ Option 1....... $      1.00 $       1.05   $      1.06   $      0.87
     Phoenix Spectrum Edge+ Option 2....... $        -- $       1.05   $      1.06   $      0.87
     Phoenix Spectrum Edge(R) Option 1..... $      2.62 $       4.51   $      4.77   $      5.31
     Phoenix Spectrum Edge(R) Option 2..... $      2.60 $       4.47   $      4.74   $      5.26
     Phoenix Spectrum Edge(R) Option 3..... $      2.58 $       4.43   $      4.70   $      5.22
     Phoenix Spectrum Edge(R) Option 4..... $      2.59 $       4.46   $      4.72   $      5.25
     Retirement Planner's Edge............. $      2.67 $       3.15   $      4.70   $      7.48
     The Big Edge Choice(R)................ $      2.22 $       2.84   $      4.70   $      4.62
     The Phoenix Edge(R)--VA Option 1...... $      2.89 $       3.31   $      4.83   $      7.73
     The Phoenix Edge(R)--VA Option 2...... $      2.75 $       3.15   $      4.74   $      7.44
     The Phoenix Edge(R)--VA Option 3...... $      2.71 $       2.96   $      4.71   $      7.05

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Phoenix-S&P                         Phoenix-S&P
                                              Dynamic   Phoenix-S&P Phoenix-S&P   Dynamic
                                               Asset      Dynamic     Dynamic      Asset
                                            Allocation     Asset       Asset    Allocation
                                              Series:   Allocation  Allocation    Series:
                                            Aggressive    Series:     Series:    Moderate
                                              Growth      Growth     Moderate     Growth
                                            ----------- ----------- ----------- -----------
Assets:
 Investments at fair value................. $18,344,892 $25,710,869 $6,089,470  $14,429,086
                                            ----------- ----------- ----------  -----------
 Total Assets.............................. $18,344,892 $25,710,869 $6,089,470  $14,429,086
Liabilities:
 Payable to PHL Variable Insurance Company. $        -- $        61 $       --  $        --
                                            ----------- ----------- ----------  -----------
   Total Net Assets........................ $18,344,892 $25,710,808 $6,089,470  $14,429,086
                                            =========== =========== ==========  ===========
Net Assets:
 Accumulation Units........................ $18,344,892 $23,897,541 $6,089,470  $14,429,086
 Contracts in payout (annuitization period) $        -- $ 1,813,267 $       --  $        --
                                            ----------- ----------- ----------  -----------
   Total Net Assets........................ $18,344,892 $25,710,808 $6,089,470  $14,429,086
                                            =========== =========== ==========  ===========
   Units Outstanding.......................  15,696,949  22,555,891  5,508,246   12,702,103
                                            =========== =========== ==========  ===========
 Investment shares held....................   1,546,633   2,227,971    560,946    1,277,317
 Investments at cost....................... $17,351,633 $24,747,399 $5,868,705  $13,747,699
   Unit Value
     Asset Manager Option 1................ $        -- $        -- $       --  $        --
     Asset Manager Option 2................ $        -- $        -- $       --  $        --
     Freedom Edge(R)....................... $        -- $      1.16 $     1.11  $      1.14
     Phoenix Dimensions(R) Option 1........ $      1.19 $      1.16 $     1.11  $      1.15
     Phoenix Dimensions(R) Option 2........ $      1.19 $      1.16 $       --  $      1.15
     Phoenix Dimensions(R) Option 3........ $        -- $        -- $       --  $        --
     Phoenix Dimensions(R) Option 4........ $      1.18 $      1.15 $       --  $      1.14
     Phoenix Income Choice(R).............. $        -- $      1.16 $       --  $        --
     Phoenix Investor's Edge(R) Option 1... $      1.18 $      1.15 $     1.11  $      1.14
     Phoenix Investor's Edge(R) Option 2... $      1.18 $      1.15 $     1.10  $      1.14
     Phoenix Investor's Edge(R) Option 3... $        -- $        -- $     1.10  $        --
     Phoenix Investor's Edge(R) Option 4... $        -- $        -- $     1.10  $        --
     Phoenix Premium Edge(R)............... $      1.18 $      1.16 $     1.11  $      1.14
     Phoenix Spectrum Edge+ Option 1....... $      0.99 $      1.00 $     1.03  $      1.01
     Phoenix Spectrum Edge+ Option 2....... $      0.99 $      1.00 $     1.03  $      1.01
     Phoenix Spectrum Edge(R) Option 1..... $      1.20 $      1.17 $     1.12  $      1.16
     Phoenix Spectrum Edge(R) Option 2..... $      1.19 $      1.16 $     1.11  $      1.15
     Phoenix Spectrum Edge(R) Option 3..... $      1.19 $      1.16 $     1.11  $      1.15
     Phoenix Spectrum Edge(R) Option 4..... $        -- $        -- $       --  $        --
     Retirement Planner's Edge............. $      1.19 $      1.16 $     1.11  $      1.15
     The Big Edge Choice(R)................ $      1.12 $      1.12 $     1.10  $      1.11
     The Phoenix Edge(R)--VA Option 1...... $      1.20 $      1.17 $     1.12  $      1.16
     The Phoenix Edge(R)--VA Option 2...... $      1.19 $      1.16 $     1.11  $      1.15
     The Phoenix Edge(R)--VA Option 3...... $      1.19 $      1.16 $     1.11  $        --

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                              Phoenix-     Phoenix-
                                              Sanford      Sanford     Phoenix-    Phoenix-Van
                                             Bernstein    Bernstein   Van Kampen  Kampen Equity
                                              Mid-Cap     Small-Cap    Comstock     500 Index
                                            Value Series Value Series   Series       Series
                                            ------------ ------------ ----------- -------------
Assets:
 Investments at fair value................. $81,391,849  $41,421,866  $40,472,227  $55,306,774
                                            -----------  -----------  -----------  -----------
 Total Assets.............................. $81,391,849  $41,421,866  $40,472,227  $55,306,774
Liabilities:
 Payable to PHL Variable Insurance Company. $        54  $        --  $         1  $        17
                                            -----------  -----------  -----------  -----------
   Total Net Assets........................ $81,391,795  $41,421,866  $40,472,226  $55,306,757
                                            ===========  ===========  ===========  ===========
Net Assets:
 Accumulation Units........................ $81,260,386  $41,392,334  $40,321,963  $26,469,819
 Contracts in payout (annuitization period) $   131,409  $    29,532  $   150,263  $28,836,938
                                            -----------  -----------  -----------  -----------
   Total Net Assets........................ $81,391,795  $41,421,866  $40,472,226  $55,306,757
                                            ===========  ===========  ===========  ===========
   Units Outstanding.......................  26,417,707   10,589,738   16,094,533   27,274,939
                                            ===========  ===========  ===========  ===========
 Investment shares held....................   6,416,393    2,864,176    3,239,624    4,187,709
 Investments at cost....................... $81,263,705  $42,184,946  $40,920,983  $46,277,694
   Unit Value
     Asset Manager Option 1................ $      4.13  $        --  $      3.15  $        --
     Asset Manager Option 2................ $        --  $        --  $      3.11  $        --
     Freedom Edge(R)....................... $      1.71  $      1.73  $      1.42  $      1.41
     Phoenix Dimensions(R) Option 1........ $      1.22  $      1.20  $      1.21  $      1.22
     Phoenix Dimensions(R) Option 2........ $      1.21  $      1.19  $      1.20  $      1.21
     Phoenix Dimensions(R) Option 3........ $        --  $        --  $        --  $        --
     Phoenix Dimensions(R) Option 4........ $      1.20  $      1.18  $        --  $      1.20
     Phoenix Income Choice(R).............. $      4.07  $      3.89  $      2.28  $      2.31
     Phoenix Income Choice(R) with GPAF.... $        --  $        --  $        --  $      2.16
     Phoenix Investor's Edge(R) Option 1... $      3.77  $      3.82  $      2.54  $      2.42
     Phoenix Investor's Edge(R) Option 2... $      3.74  $      3.79  $      2.51  $      2.39
     Phoenix Investor's Edge(R) Option 3... $      3.70  $      3.75  $      2.49  $      2.37
     Phoenix Investor's Edge(R) Option 4... $      3.73  $      3.77  $      2.51  $      2.39
     Phoenix Premium Edge(R)............... $      4.89  $      3.99  $      2.35  $      1.87
     Phoenix Spectrum Edge+ Option 1....... $      0.88  $      0.88  $      0.89  $      0.96
     Phoenix Spectrum Edge+ Option 2....... $      0.88  $      0.88  $      0.89  $        --
     Phoenix Spectrum Edge(R) Option 1..... $      3.90  $      3.95  $      2.63  $      2.50
     Phoenix Spectrum Edge(R) Option 2..... $      3.87  $      3.92  $      2.60  $      2.48
     Phoenix Spectrum Edge(R) Option 3..... $      3.83  $      3.88  $      2.58  $      2.45
     Phoenix Spectrum Edge(R) Option 4..... $      3.86  $      3.90  $      2.59  $      2.47
     Retirement Planner's Edge............. $      5.02  $      4.16  $      2.79  $      1.98
     The Big Edge Choice(R)................ $      1.96  $      4.48  $      1.77  $      1.45
     The Phoenix Edge(R)--VA Option 1...... $      5.30  $      4.66  $      3.38  $      2.05
     The Phoenix Edge(R)--VA Option 2...... $      5.57  $      4.22  $      3.20  $      1.97
     The Phoenix Edge(R)--VA Option 3...... $      4.82  $      4.45  $      2.85  $      1.94

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                               PIMCO VIT                                Rydex Variable
                                             CommodityReal    PIMCO VIT     PIMCO VIT   Trust Inverse
                                            Return Strategy  Real Return  Total Return    Government
                                              Portfolio -    Portfolio -   Portfolio -    Long Bond
                                             Advisor Class  Advisor Class Advisor Class Strategy Fund
                                            --------------- ------------- ------------- --------------
Assets:
 Investments at fair value.................   $20,488,547    $1,867,715    $5,684,464     $2,870,430
                                              -----------    ----------    ----------     ----------
 Total Assets..............................   $20,488,547    $1,867,715    $5,684,464     $2,870,430
Liabilities:
 Payable to PHL Variable Insurance Company.   $         2    $       --    $       --     $       --
                                              -----------    ----------    ----------     ----------
   Total Net Assets........................   $20,488,545    $1,867,715    $5,684,464     $2,870,430
                                              ===========    ==========    ==========     ==========
Net Assets:
 Accumulation Units........................   $20,482,345    $1,867,715    $5,684,464     $2,866,519
 Contracts in payout (annuitization period)   $     6,200    $       --    $       --     $    3,911
                                              -----------    ----------    ----------     ----------
   Total Net Assets........................   $20,488,545    $1,867,715    $5,684,464     $2,870,430
                                              ===========    ==========    ==========     ==========
   Units Outstanding.......................    17,689,505     1,694,785     5,146,448      3,315,232
                                              ===========    ==========    ==========     ==========
 Investment shares held....................     1,534,724       148,585       541,893        146,601
 Investments at cost.......................   $18,645,704    $1,822,241    $5,483,154     $3,607,019
   Unit Value
     Asset Manager Option 1................   $        --    $       --    $       --     $       --
     Asset Manager Option 2................   $        --    $       --    $       --     $       --
     Freedom Edge(R).......................   $      1.15    $       --    $     1.10     $     0.77
     Phoenix Dimensions(R) Option 1........   $      1.16    $     1.11    $     1.11     $       --
     Phoenix Dimensions(R) Option 2........   $      1.15    $       --    $       --     $       --
     Phoenix Dimensions(R) Option 3........   $        --    $       --    $       --     $       --
     Phoenix Dimensions(R) Option 4........   $      1.15    $       --    $     1.10     $       --
     Phoenix Income Choice(R)..............   $      1.16    $       --    $       --     $     0.87
     Phoenix Investor's Edge(R) Option 1...   $      1.15    $     1.10    $     1.10     $     0.86
     Phoenix Investor's Edge(R) Option 2...   $      1.15    $     1.10    $     1.10     $     0.85
     Phoenix Investor's Edge(R) Option 3...   $      1.14    $       --    $       --     $     0.85
     Phoenix Investor's Edge(R) Option 4...   $        --    $       --    $       --     $     0.85
     Phoenix Premium Edge(R)...............   $      1.15    $     1.10    $     1.10     $     0.86
     Phoenix Spectrum Edge+ Option 1.......   $      1.16    $     1.08    $     1.07     $       --
     Phoenix Spectrum Edge+ Option 2.......   $      1.16    $     1.08    $     1.07     $       --
     Phoenix Spectrum Edge(R) Option 1.....   $      1.16    $     1.11    $     1.11     $     0.88
     Phoenix Spectrum Edge(R) Option 2.....   $      1.16    $     1.11    $     1.11     $     0.87
     Phoenix Spectrum Edge(R) Option 3.....   $      1.15    $     1.10    $     1.11     $     0.87
     Phoenix Spectrum Edge(R) Option 4.....   $        --    $       --    $       --     $     0.87
     Retirement Planner's Edge.............   $      1.15    $     1.10    $     1.11     $       --
     The Big Edge Choice(R)................   $      1.21    $     1.09    $     1.08     $       --
     The Phoenix Edge(R)--VA Option 1......   $      1.16    $     1.11    $     1.11     $     0.89
     The Phoenix Edge(R)--VA Option 2......   $      1.16    $     1.11    $     1.11     $     0.87
     The Phoenix Edge(R)--VA Option 3......   $      1.16    $     1.11    $     1.11     $       --

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                               Rydex        Sentinel    Sentinel
                                                Rydex      Variable Trust   Variable    Variable
                                            Variable Trust     Sector       Products    Products
                                              Nova Fund    Rotation Fund  Balanced Fund Bond Fund
                                            -------------- -------------- ------------- ----------
Assets:
 Investments at fair value.................   $2,140,440     $4,391,665     $300,572    $4,587,123
                                              ----------     ----------     --------    ----------
 Total Assets..............................   $2,140,440     $4,391,665     $300,572    $4,587,123
Liabilities:
 Payable to PHL Variable Insurance Company.   $       --     $       --     $     --    $       --
                                              ----------     ----------     --------    ----------
   Total Net Assets........................   $2,140,440     $4,391,665     $300,572    $4,587,123
                                              ==========     ==========     ========    ==========
Net Assets:
 Accumulation Units........................   $2,140,440     $4,391,665     $300,572    $4,587,123
 Contracts in payout (annuitization period)   $       --     $       --     $     --    $       --
                                              ----------     ----------     --------    ----------
   Total Net Assets........................   $2,140,440     $4,391,665     $300,572    $4,587,123
                                              ==========     ==========     ========    ==========
   Units Outstanding.......................    1,298,777      2,338,702      295,504     4,498,381
                                              ==========     ==========     ========    ==========
 Investment shares held....................      212,768        286,475       24,046       459,170
 Investments at cost.......................   $1,437,156     $3,051,582     $331,532    $4,690,683
   Unit Value
     Asset Manager Option 1................   $       --     $       --     $     --    $       --
     Asset Manager Option 2................   $       --     $       --     $     --    $       --
     Freedom Edge(R).......................   $       --     $     1.78     $     --    $     1.02
     Phoenix Dimensions(R) Option 1........   $       --     $       --     $     --    $     1.02
     Phoenix Dimensions(R) Option 2........   $       --     $       --     $     --    $     1.02
     Phoenix Dimensions(R) Option 3........   $       --     $       --     $     --    $       --
     Phoenix Dimensions(R) Option 4........   $       --     $       --     $     --    $     1.02
     Phoenix Income Choice(R)..............   $       --     $       --     $     --    $       --
     Phoenix Investor's Edge(R) Option 1...   $     1.63     $     1.85     $     --    $     1.02
     Phoenix Investor's Edge(R) Option 2...   $     1.62     $     1.84     $     --    $     1.02
     Phoenix Investor's Edge(R) Option 3...   $     1.61     $     1.83     $     --    $       --
     Phoenix Investor's Edge(R) Option 4...   $     1.62     $     1.84     $     --    $       --
     Phoenix Premium Edge(R)...............   $     1.63     $     1.86     $     --    $     1.02
     Phoenix Spectrum Edge+ Option 1.......   $       --     $       --     $     --    $     1.02
     Phoenix Spectrum Edge+ Option 2.......   $       --     $       --     $     --    $     1.02
     Phoenix Spectrum Edge(R) Option 1.....   $     1.67     $     1.90     $   1.02    $     1.02
     Phoenix Spectrum Edge(R) Option 2.....   $     1.66     $     1.89     $     --    $     1.02
     Phoenix Spectrum Edge(R) Option 3.....   $     1.65     $     1.87     $     --    $     1.02
     Phoenix Spectrum Edge(R) Option 4.....   $     1.66     $     1.88     $     --    $       --
     Retirement Planner's Edge.............   $     1.65     $     1.87     $     --    $     1.02
     The Big Edge Choice(R)................   $       --     $     1.88     $   1.02    $     1.02
     The Phoenix Edge(R)--VA Option 1......   $     1.69     $     1.92     $     --    $     1.02
     The Phoenix Edge(R)--VA Option 2......   $     1.66     $     1.89     $     --    $     1.02
     The Phoenix Edge(R)--VA Option 3......   $       --     $     1.88     $     --    $       --

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                      Templeton
                                            Sentinel Variable Sentinel Variable Sentinel Variable Developing Markets
                                             Products Common  Products Mid Cap   Products Small   Securities Fund -
                                               Stock Fund        Growth Fund      Company Fund         Class 2
                                            ----------------- ----------------- ----------------- ------------------
Assets:
 Investments at fair value.................    $19,400,522        $477,028         $3,095,517        $16,657,404
                                               -----------        --------         ----------        -----------
 Total Assets..............................    $19,400,522        $477,028         $3,095,517        $16,657,404
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................    $        --        $     --         $       --        $        --
                                               -----------        --------         ----------        -----------
   Total Net Assets........................    $19,400,522        $477,028         $3,095,517        $16,657,404
                                               ===========        ========         ==========        ===========
Net Assets:
 Accumulation Units........................    $19,400,522        $477,028         $3,095,517        $16,654,225
 Contracts in payout
   (annuitization period)..................    $        --        $     --         $       --        $     3,179
                                               -----------        --------         ----------        -----------
   Total Net Assets........................    $19,400,522        $477,028         $3,095,517        $16,657,404
                                               ===========        ========         ==========        ===========
   Units Outstanding.......................     18,974,076         442,839          3,080,428          7,286,842
                                               ===========        ========         ==========        ===========
 Investment shares held....................      1,354,787          38,408            221,424          1,041,089
 Investments at cost.......................    $20,081,967        $476,344         $3,453,715        $13,750,674
   Unit Value
     Asset Manager Option 1................    $        --        $     --         $       --        $        --
     Asset Manager Option 2................    $        --        $     --         $       --        $        --
     Freedom Edge(R).......................    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Dimensions(R) Option 1........    $      1.02        $   1.08         $     1.01        $      1.36
     Phoenix Dimensions(R) Option 2........    $      1.02        $     --         $     1.00        $      1.35
     Phoenix Dimensions(R) Option 3........    $        --        $     --         $       --        $        --
     Phoenix Dimensions(R) Option 4........    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Income Choice(R)..............    $        --        $     --         $       --        $      6.90
     Phoenix Investor's Edge(R) Option 1...    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Investor's Edge(R) Option 2...    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Investor's Edge(R) Option 3...    $        --        $     --         $       --        $      1.34
     Phoenix Investor's Edge(R) Option 4...    $        --        $     --         $       --        $        --
     Phoenix Premium Edge(R)...............    $      1.02        $   1.08         $     1.00        $      5.44
     Phoenix Spectrum Edge+ Option 1.......    $      1.02        $     --         $     1.01        $      1.15
     Phoenix Spectrum Edge+ Option 2.......    $      1.02        $   1.08         $     1.00        $      1.15
     Phoenix Spectrum Edge(R) Option 1.....    $      1.02        $   1.08         $     1.01        $      1.36
     Phoenix Spectrum Edge(R) Option 2.....    $      1.02        $   1.08         $     1.01        $      1.36
     Phoenix Spectrum Edge(R) Option 3.....    $      1.02        $     --         $     1.00        $      1.35
     Phoenix Spectrum Edge(R) Option 4.....    $        --        $     --         $       --        $      1.36
     Retirement Planner's Edge.............    $      1.02        $   1.08         $     1.00        $      4.69
     The Big Edge Choice(R)................    $      1.02        $   1.08         $     1.00        $      1.75
     The Phoenix Edge(R)--VA Option 1......    $      1.02        $   1.08         $     1.01        $      5.66
     The Phoenix Edge(R)--VA Option 2......    $      1.02        $   1.08         $     1.01        $      5.50
     The Phoenix Edge(R)--VA Option 3......    $        --        $     --         $       --        $      4.72

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Templeton Foreign Templeton Global Templeton Growth     Van Kampen UIF
                                            Securities Fund - Asset Allocation Securities Fund -  Equity and Income
                                                 Class 2       Fund - Class 2       Class 2      Portfolio - Class II
                                            ----------------- ---------------- ----------------- --------------------
Assets:
 Investments at fair value.................    $40,632,697       $4,844,373       $74,604,711          $560,070
                                               -----------       ----------       -----------          --------
 Total Assets..............................    $40,632,697       $4,844,373       $74,604,711          $560,070
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................    $         1       $       --       $         1          $     --
                                               -----------       ----------       -----------          --------
   Total Net Assets........................    $40,632,696       $4,844,373       $74,604,710          $560,070
                                               ===========       ==========       ===========          ========
Net Assets:
 Accumulation Units........................    $40,488,482       $4,844,373       $74,516,007          $560,070
 Contracts in payout (annuitization
   period).................................    $   144,214       $       --       $    88,703          $     --
                                               -----------       ----------       -----------          --------
   Total Net Assets........................    $40,632,696       $4,844,373       $74,604,710          $560,070
                                               ===========       ==========       ===========          ========
   Units Outstanding.......................     13,558,281        2,127,452        33,792,114           520,522
                                               ===========       ==========       ===========          ========
 Investment shares held....................      2,006,554          333,635         4,831,911            37,995
 Investments at cost.......................    $28,975,575       $6,554,044       $65,691,244          $563,262
   Unit Value
     Asset Manager Option 1................    $      4.42       $       --       $        --          $     --
     Asset Manager Option 2................    $        --       $       --       $      3.76          $     --
     Freedom Edge(R).......................    $      2.00       $       --       $      1.70          $     --
     Phoenix Dimensions(R) Option 1........    $      1.52       $       --       $      1.32          $   1.09
     Phoenix Dimensions(R) Option 2........    $      1.51       $       --       $      1.31          $     --
     Phoenix Dimensions(R) Option 3........    $        --       $       --       $      1.31          $     --
     Phoenix Dimensions(R) Option 4........    $      1.50       $       --       $      1.30          $     --
     Phoenix Income Choice(R)..............    $      3.34       $       --       $      3.10          $     --
     Phoenix Investor's Edge(R) Option 1...    $      3.64       $       --       $      3.13          $   1.09
     Phoenix Investor's Edge(R) Option 2...    $      3.60       $       --       $      3.10          $   1.08
     Phoenix Investor's Edge(R) Option 3...    $      3.57       $       --       $      3.07          $     --
     Phoenix Investor's Edge(R) Option 4...    $      3.59       $       --       $      3.09          $     --
     Phoenix Premium Edge(R)...............    $      2.83       $     3.12       $      3.00          $   1.09
     Phoenix Spectrum Edge+ Option 1.......    $      1.05       $       --       $      0.96          $   0.96
     Phoenix Spectrum Edge+ Option 2.......    $      1.05       $       --       $      0.95          $     --
     Phoenix Spectrum Edge(R) Option 1.....    $      3.76       $       --       $      3.23          $   1.10
     Phoenix Spectrum Edge(R) Option 2.....    $      3.73       $       --       $      3.20          $   1.09
     Phoenix Spectrum Edge(R) Option 3.....    $      3.69       $       --       $      3.17          $     --
     Phoenix Spectrum Edge(R) Option 4.....    $      3.72       $       --       $      3.19          $     --
     Retirement Planner's Edge.............    $      3.23       $     3.53       $      3.57          $   1.09
     The Big Edge Choice(R)................    $      2.04       $     2.19       $      2.12          $   1.05
     The Phoenix Edge(R)--VA Option 1......    $      3.32       $     3.72       $      3.81          $   1.10
     The Phoenix Edge(R)--VA Option 2......    $      3.31       $     3.64       $      3.80          $   1.09
     The Phoenix Edge(R)--VA Option 3......    $      3.05       $     3.20       $      3.33          $   1.09

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                               Wanger        Wanger                   Wanger U.S.
                                            International International                 Smaller
                                               Select       Small Cap   Wanger Select  Companies
                                            ------------- ------------- ------------- -----------
Assets:
 Investments at fair value.................  $26,318,296  $145,767,527   $29,091,912  $92,824,667
                                             -----------  ------------   -----------  -----------
 Total Assets..............................  $26,318,296  $145,767,527   $29,091,912  $92,824,667
Liabilities:
 Payable to PHL Variable Insurance Company.  $        --  $         57   $        --  $         1
                                             -----------  ------------   -----------  -----------
   Total Net Assets........................  $26,318,296  $145,767,470   $29,091,912  $92,824,666
                                             ===========  ============   ===========  ===========
Net Assets:
 Accumulation Units........................  $26,313,008  $145,586,562   $29,083,652  $92,603,708
 Contracts in payout (annuitization period)  $     5,288  $    180,908   $     8,260  $   220,958
                                             -----------  ------------   -----------  -----------
   Total Net Assets........................  $26,318,296  $145,767,470   $29,091,912  $92,824,666
                                             ===========  ============   ===========  ===========
   Units Outstanding.......................    6,225,198    30,012,549     7,203,433   24,931,502
                                             ===========  ============   ===========  ===========
 Investment shares held....................      937,596     3,309,889     1,036,038    2,559,974
 Investments at cost.......................  $16,880,510  $ 77,518,733   $18,453,515  $48,880,743
   Unit Value
     Asset Manager Option 1................  $        --  $       6.91   $        --  $      4.35
     Asset Manager Option 2................  $        --  $         --   $        --  $        --
     Freedom Edge(R).......................  $      2.78  $       2.93   $      1.72  $      1.61
     Phoenix Dimensions(R) Option 1........  $      1.88  $       1.82   $      1.44  $      1.21
     Phoenix Dimensions(R) Option 2........  $      1.86  $       1.81   $      1.43  $      1.20
     Phoenix Dimensions(R) Option 3........  $        --  $         --   $        --  $        --
     Phoenix Dimensions(R) Option 4........  $      1.85  $       1.80   $        --  $        --
     Phoenix Income Choice(R)..............  $        --  $       5.11   $      4.18  $      3.34
     Phoenix Investor's Edge(R) Option 1...  $      5.38  $       5.97   $      3.97  $      3.43
     Phoenix Investor's Edge(R) Option 2...  $      5.33  $       5.91   $      3.93  $      3.40
     Phoenix Investor's Edge(R) Option 3...  $      5.28  $       5.86   $      3.90  $      3.37
     Phoenix Investor's Edge(R) Option 4...  $      5.31  $       5.90   $      3.92  $      3.39
     Phoenix Premium Edge(R)...............  $      3.35  $       3.37   $      4.17  $      3.84
     Phoenix Spectrum Edge+ Option 1.......  $      1.09  $       1.03   $      0.95  $      0.95
     Phoenix Spectrum Edge+ Option 2.......  $      1.09  $       1.03   $      0.94  $      0.95
     Phoenix Spectrum Edge(R) Option 1.....  $      5.56  $       6.18   $      4.11  $      3.55
     Phoenix Spectrum Edge(R) Option 2.....  $      5.51  $       6.12   $      4.07  $      3.52
     Phoenix Spectrum Edge(R) Option 3.....  $      5.46  $       6.06   $      4.03  $      3.49
     Phoenix Spectrum Edge(R) Option 4.....  $      5.49  $       6.10   $      4.06  $      3.51
     Retirement Planner's Edge.............  $      5.69  $       5.20   $      5.24  $      3.79
     The Big Edge Choice(R)................  $      3.48  $       5.82   $      3.04  $      3.80
     The Phoenix Edge(R)--VA Option 1......  $      5.90  $       5.43   $      5.31  $      3.92
     The Phoenix Edge(R)--VA Option 2......  $      5.62  $       5.15   $      5.06  $      3.77
     The Phoenix Edge(R)--VA Option 3......  $      5.57  $       5.10   $      4.93  $      3.78

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007

                                       AIM V.I. Capital   AIM V.I. Core     AIM V.I. Mid Cap     Alger American
                                         Appreciation         Equity           Core Equity      Leveraged AllCap
                                        Fund - Class I    Fund - Class I     Fund - Class I    Portfolio - Class O
                                       ---------------- ------------------ ------------------- -------------------
Income:
   Dividends..........................    $       --       $   159,385         $    15,270        $         --
Expenses:
   Mortality and expense fees.........       791,722           180,309              93,687             207,792
   Administrative fees................        84,581            18,993               9,477              20,759
                                          ----------       -----------         -----------        ------------
Net investment income (loss)..........      (876,303)          (39,917)            (87,894)           (228,551)
                                          ----------       -----------         -----------        ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares......................     1,054,758           336,812             138,555           2,028,807
   Realized gain distributions........            --                --              99,602                  --
                                          ----------       -----------         -----------        ------------
   Realized gain (loss)...............     1,054,758           336,812             238,157           2,028,807
                                          ----------       -----------         -----------        ------------
Change in unrealized appreciation
  (depreciation) during the year......     6,608,281           714,917             476,554           2,797,556
                                          ----------       -----------         -----------        ------------
Net increase (decrease) in net assets
  from operations.....................    $6,786,736       $ 1,011,812         $   626,817        $  4,597,812
                                          ==========       ===========         ===========        ============

                                                                                                  Fidelity VIP
                                        DWS Equity 500  Federated Fund for   Federated High       Contrafund(R)
                                          Index Fund     U.S. Government    Income Bond Fund       Portfolio -
                                        VIP - Class A     Securities II    II - Primary Shares    Service Class
                                       ---------------- ------------------ ------------------- -------------------
Income:
   Dividends..........................    $1,288,516       $ 9,600,520         $ 1,946,492        $    920,691
Expenses:
   Mortality and expense fees.........     1,025,075         2,579,809             295,075           1,366,274
   Administrative fees................       104,428           274,952              29,402             139,913
                                          ----------       -----------         -----------        ------------
Net investment income (loss)..........       159,013         6,745,759           1,622,015            (585,496)
                                          ----------       -----------         -----------        ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares......................     1,269,158           157,310              (2,579)          1,392,711
   Realized gain distributions........            --                --                  --          27,517,336
                                          ----------       -----------         -----------        ------------
   Realized gain (loss)...............     1,269,158           157,310              (2,579)         28,910,047
                                          ----------       -----------         -----------        ------------
Change in unrealized appreciation
  (depreciation) during the year......     1,885,818         3,643,417          (1,102,362)        (11,990,435)
                                          ----------       -----------         -----------        ------------
Net increase (decrease) in net assets
  from operations.....................    $3,313,989       $10,546,486         $   517,074        $ 16,334,116
                                          ==========       ===========         ===========        ============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                Fidelity                                Fidelity
                                               VIP Growth           Fidelity         VIP Investment
                                              Opportunities        VIP Growth          Grade Bond      Franklin Income
                                           Portfolio - Service Portfolio - Service Portfolio - Service   Securities
                                                  Class               Class               Class        Fund - Class 2
                                           ------------------- ------------------- ------------------- ---------------
Income:
   Dividends..............................     $        --         $  240,886          $    25,516       $   879,861
Expenses:
   Mortality and expense fees.............         843,248            466,141              142,083           390,600
   Administrative fees....................          90,467             48,942               14,855            35,062
                                               -----------         ----------          -----------       -----------
Net investment income (loss)..............        (933,715)          (274,197)            (131,422)          454,199
                                               -----------         ----------          -----------       -----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares...............................         106,991          1,988,775                1,326            (2,741)
   Realized gain distributions............              --             34,067                   --           163,173
                                               -----------         ----------          -----------       -----------
   Realized gain (loss)...................         106,991          2,022,842                1,326           160,432
                                               -----------         ----------          -----------       -----------
Change in unrealized appreciation
  (depreciation) during the year..........      14,136,266          6,964,608              619,112          (963,468)
                                               -----------         ----------          -----------       -----------
Net increase (decrease) in net assets from
  operations..............................     $13,309,542         $8,713,253          $   489,016       $  (348,837)
                                               ===========         ==========          ===========       ===========

                                            Lazard Retirement      Lord Abbett         Lord Abbett       Lord Abbett
                                                Small Cap       Bond - Debenture    Growth and Income   Mid-Cap Value
                                               Portfolio -         Portfolio -         Portfolio -       Portfolio -
                                             Service Shares         Class VC            Class VC          Class VC
                                           ------------------- ------------------- ------------------- ---------------
Income:
   Dividends..............................     $        --         $  942,926          $ 2,017,997       $    73,743
Expenses:
   Mortality and expense fees.............          47,488            206,014            1,795,133           232,323
   Administrative fees....................           4,775             19,971              191,074            23,449
                                               -----------         ----------          -----------       -----------
Net investment income (loss)..............         (52,263)           716,941               31,790          (182,029)
                                               -----------         ----------          -----------       -----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares...............................          89,811             94,733              437,872           333,728
   Realized gain distributions............       1,361,265             50,999           11,128,134         2,167,861
                                               -----------         ----------          -----------       -----------
   Realized gain (loss)...................       1,451,076            145,732           11,566,006         2,501,589
                                               -----------         ----------          -----------       -----------
Change in unrealized appreciation
  (depreciation) during the year..........      (1,669,666)          (138,842)          (8,977,465)       (2,331,822)
                                               -----------         ----------          -----------       -----------
Net increase (decrease) in net assets from
  operations..............................     $  (270,853)        $  723,831          $ 2,620,331       $   (12,262)
                                               ===========         ==========          ===========       ===========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                                   Oppenheimer
                                                                                                     Capital
                                        Mutual Shares    Neuberger Berman    Neuberger Berman     Appreciation
                                      Securities Fund -    AMT Fasciano        AMT Guardian     Fund/VA - Service
                                           Class 2      Portfolio - S Class Portfolio - S Class      Shares
                                      ----------------- ------------------- ------------------- -----------------
Income:
   Dividends.........................    $   915,123        $        --         $    53,213        $       46
Expenses:
   Mortality and expense fees........        865,313                612             136,498             7,450
   Administrative fees...............         83,393                 64              14,598               744
                                         -----------        -----------         -----------        ----------
Net investment income (loss).........        (33,583)              (676)            (97,883)           (8,148)
                                         -----------        -----------         -----------        ----------
Realized gains (losses) on
  investments
   Realized gain (loss) on sale of
     fund shares.....................        168,708                160                (753)            5,923
   Realized gain distributions.......      2,240,514                399                  --                --
                                         -----------        -----------         -----------        ----------
   Realized gain (loss)..............      2,409,222                559                (753)            5,923
                                         -----------        -----------         -----------        ----------
Change in unrealized appreciation
  (depreciation) during the year.....     (2,148,037)            (1,548)            118,494            52,562
                                         -----------        -----------         -----------        ----------
Net increase (decrease) in net assets
  from operations....................    $   227,602        $    (1,665)        $    19,858        $   50,337
                                         ===========        ===========         ===========        ==========

                                         Oppenheimer     Oppenheimer Main
                                      Global Securities  Street Small Cap                            Phoenix
                                      Fund/VA - Service  Fund/VA - Service    Phoenix Capital   Growth and Income
                                           Shares             Shares           Growth Series         Series
                                      ----------------- ------------------- ------------------- -----------------
Income:
   Dividends.........................    $    17,473        $     2,786         $   232,360        $1,022,498
Expenses:
   Mortality and expense fees........         23,567            109,996           1,108,693         1,294,710
   Administrative fees...............          2,263             11,628             116,614           136,939
                                         -----------        -----------         -----------        ----------
Net investment income (loss).........         (8,357)          (118,838)           (992,947)         (409,151)
                                         -----------        -----------         -----------        ----------
Realized gains (losses) on
  investments
   Realized gain (loss) on sale of
     fund shares.....................         10,478             (1,144)         (1,340,476)        2,420,380
   Realized gain distributions.......         73,073             60,250                  --         2,581,209
                                         -----------        -----------         -----------        ----------
   Realized gain (loss)..............         83,551             59,106          (1,340,476)        5,001,589
                                         -----------        -----------         -----------        ----------
Change in unrealized appreciation
  (depreciation) during the year.....        (26,926)        (1,326,868)         10,786,510         1,038,637
                                         -----------        -----------         -----------        ----------
Net increase (decrease) in net assets
  from operations....................    $    48,268        $(1,386,600)        $ 8,453,087        $5,631,075
                                         ===========        ===========         ===========        ==========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                   Phoenix       Phoenix       Phoenix      Phoenix
                                                   Mid-Cap        Money     Multi-Sector  Multi-Sector
                                                    Growth       Market     Fixed Income   Short Term
                                                    Series       Series        Series     Bond Series
                                                 -----------  ------------- ------------- ------------
Income:
   Dividends.................................... $        --   $ 3,587,551   $ 6,480,591  $  1,557,710
Expenses:
   Mortality and expense fees...................     406,462       933,058     1,428,940       415,073
   Administrative fees..........................      42,579        94,213       146,638        38,921
                                                 -----------   -----------   -----------  ------------
Net investment income (loss)....................    (449,041)    2,560,280     4,905,013     1,103,716
                                                 -----------   -----------   -----------  ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..     608,123            --      (181,540)       75,852
   Realized gain distributions..................          --            --            --            --
                                                 -----------   -----------   -----------  ------------
   Realized gain (loss).........................     608,123            --      (181,540)       75,852
                                                 -----------   -----------   -----------  ------------
Change in unrealized appreciation (depreciation)
  during the year...............................   5,688,396            --    (2,065,005)     (414,917)
                                                 -----------   -----------   -----------  ------------
Net increase (decrease) in net assets from
  operations.................................... $ 5,847,478   $ 2,560,280   $ 2,658,468  $    764,651
                                                 ===========   ===========   ===========  ============

                                                                                          Phoenix-Duff
                                                   Phoenix      Phoenix-    Phoenix-Alger   & Phelps
                                                  Strategic     Aberdeen      Small-Cap   Real Estate
                                                  Allocation  International    Growth      Securities
                                                    Series       Series        Series        Series
                                                 -----------  ------------- ------------- ------------
Income:
   Dividends.................................... $ 1,752,345   $ 4,579,982   $        --  $  1,236,350
Expenses:
   Mortality and expense fees...................     848,235     3,276,994       425,911     1,213,302
   Administrative fees..........................      87,104       351,086        44,168       124,970
                                                 -----------   -----------   -----------  ------------
Net investment income (loss)....................     817,006       951,902      (470,079)     (101,922)
                                                 -----------   -----------   -----------  ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..    (101,653)    1,511,006       495,544     6,365,612
   Realized gain distributions..................   3,600,241    15,714,042     6,381,223     8,001,467
                                                 -----------   -----------   -----------  ------------
   Realized gain (loss).........................   3,498,588    17,225,048     6,876,767    14,367,079
                                                 -----------   -----------   -----------  ------------
Change in unrealized appreciation (depreciation)
  during the year...............................  (1,093,303)   17,070,849    (1,560,162)  (31,132,694)
                                                 -----------   -----------   -----------  ------------
Net increase (decrease) in net assets from
  operations.................................... $ 3,222,291   $35,247,799   $ 4,846,526  $(16,867,537)
                                                 ===========   ===========   ===========  ============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                              Phoenix-S&P
                                                       Phoenix-S&P  Phoenix-S&P  Phoenix-S&P    Dynamic
                                                      Dynamic Asset   Dynamic      Dynamic       Asset
                                                       Allocation      Asset        Asset      Allocation
                                                         Series:     Allocation  Allocation     Series:
                                                       Aggressive     Series:      Series:      Moderate
                                                         Growth        Growth     Moderate       Growth
                                                      ------------- ------------ -----------  ------------
Income:
   Dividends......................................... $    188,092  $   325,417  $   120,990   $  245,831
Expenses:
   Mortality and expense fees........................      162,233      214,093       54,078      151,838
   Administrative fees...............................       16,850       18,243        5,355       14,165
                                                      ------------  -----------  -----------   ----------
Net investment income (loss).........................        9,009       93,081       61,557       79,828
                                                      ------------  -----------  -----------   ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.......       86,104       38,546       15,653       73,613
   Realized gain distributions.......................      152,437      163,225       80,903      163,946
                                                      ------------  -----------  -----------   ----------
   Realized gain (loss)..............................      238,541      201,771       96,556      237,559
                                                      ------------  -----------  -----------   ----------
Change in unrealized appreciation (depreciation)
  during the year....................................      400,249      492,629      126,402      370,054
                                                      ------------  -----------  -----------   ----------
Net increase (decrease) in net assets from operations $    647,799  $   787,481  $   284,515   $  687,441
                                                      ============  ===========  ===========   ==========

                                                        Phoenix-      Phoenix-
                                                         Sanford      Sanford    Phoenix-Van  Phoenix-Van
                                                        Bernstein    Bernstein     Kampen        Kampen
                                                         Mid-Cap     Small-Cap    Comstock     Equity 500
                                                      Value Series  Value Series   Series     Index Series
                                                      ------------- ------------ -----------  ------------
Income:
   Dividends......................................... $    113,062  $        --  $   725,786   $  767,807
Expenses:
   Mortality and expense fees........................    1,003,161      565,759      588,537    1,075,406
   Administrative fees...............................      102,984       59,423       60,627       37,432
                                                      ------------  -----------  -----------   ----------
Net investment income (loss).........................     (993,083)    (625,182)      76,622     (345,031)
                                                      ------------  -----------  -----------   ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.......    1,634,228      736,827      292,143    3,132,204
   Realized gain distributions.......................   10,002,102    5,746,694    2,241,969           --
                                                      ------------  -----------  -----------   ----------
   Realized gain (loss)..............................   11,636,330    6,483,521    2,534,112    3,132,204
                                                      ------------  -----------  -----------   ----------
Change in unrealized appreciation (depreciation)
  during the year....................................  (10,260,629)  (7,134,736)  (3,853,673)    (811,995)
                                                      ------------  -----------  -----------   ----------
Net increase (decrease) in net assets from operations $    382,618  $(1,276,397) $(1,242,939)  $1,975,178
                                                      ============  ===========  ===========   ==========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                    PIMCO VIT                                Rydex Variable
                                                  CommodityReal    PIMCO VIT     PIMCO VIT   Trust Inverse
                                                 Return Strategy  Real Return  Total Return    Government
                                                   Portfolio -    Portfolio -   Portfolio -    Long Bond
                                                  Advisor Class  Advisor Class Advisor Class Strategy Fund
                                                 --------------- ------------- ------------- --------------
Income:
   Dividends....................................   $  506,853      $ 46,543      $241,675      $ 144,407
Expenses:
   Mortality and expense fees...................       93,312        13,220        62,128         51,587
   Administrative fees..........................        9,591         1,289         6,461          4,811
                                                   ----------      --------      --------      ---------
Net investment income (loss)....................      403,950        32,034       173,086         88,009
                                                   ----------      --------      --------      ---------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..          949       (49,582)      (35,841)      (200,380)
   Realized gain distributions..................           --         4,005            --             --
                                                   ----------      --------      --------      ---------
   Realized gain (loss).........................          949       (45,577)      (35,841)      (200,380)
                                                   ----------      --------      --------      ---------
Change in unrealized appreciation (depreciation)
  during the year...............................    1,875,191        67,597       216,660        (55,243)
                                                   ----------      --------      --------      ---------
Net increase (decrease) in net assets from
  operations....................................   $2,280,090      $ 54,054      $353,905      $(167,614)
                                                   ==========      ========      ========      =========

                                                                     Rydex
                                                                   Variable      Sentinel
                                                      Rydex          Trust       Variable       Sentinel
                                                    Variable        Sector       Products       Variable
                                                      Trust        Rotation      Balanced       Products
                                                    Nova Fund        Fund          Fund        Bond Fund
                                                 --------------- ------------- ------------- --------------
Income:
   Dividends....................................   $   31,102      $     --      $  6,864      $ 173,695
Expenses:
   Mortality and expense fees...................       36,263        57,765           616          7,619
   Administrative fees..........................        3,372         5,808            78            772
                                                   ----------      --------      --------      ---------
Net investment income (loss)....................       (8,533)      (63,573)        6,170        165,304
                                                   ----------      --------      --------      ---------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..      389,115       343,322           (82)           307
   Realized gain distributions..................           --       325,548        16,984             --
                                                   ----------      --------      --------      ---------
   Realized gain (loss).........................      389,115       668,870        16,902            307
                                                   ----------      --------      --------      ---------
Change in unrealized appreciation (depreciation)
  during the year...............................     (327,452)      289,718       (30,961)      (103,559)
                                                   ----------      --------      --------      ---------
Net increase (decrease) in net assets from
  operations....................................   $   53,130      $895,015      $ (7,889)     $  62,052
                                                   ==========      ========      ========      =========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                   Sentinel    Templeton
                                                         Sentinel    Sentinel      Variable   Developing
                                                         Variable    Variable      Products     Markets
                                                         Products    Products       Small     Securities
                                                          Common      Mid Cap      Company      Fund -
                                                        Stock Fund  Growth Fund      Fund       Class 2
                                                        ----------  -----------  -----------  -----------
Income:
   Dividends........................................... $  203,332  $        --  $    17,645  $  226,261
Expenses:
   Mortality and expense fees..........................     32,318        1,177        5,448     144,826
   Administrative fees.................................      3,275          120          549      14,039
                                                        ----------  -----------  -----------  ----------
Net investment income (loss)...........................    167,739       (1,297)      11,648      67,396
                                                        ----------  -----------  -----------  ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.........       (463)        (441)         117    (445,048)
   Realized gain distributions.........................    344,105           --      283,757     777,463
                                                        ----------  -----------  -----------  ----------
   Realized gain (loss)................................    343,642         (441)     283,874     332,415
                                                        ----------  -----------  -----------  ----------
Change in unrealized appreciation (depreciation) during
  the year.............................................   (681,445)         684     (358,198)  1,209,862
                                                        ----------  -----------  -----------  ----------
Net increase (decrease) in net assets from operations.. $ (170,064) $    (1,054) $   (62,676) $1,609,673
                                                        ==========  ===========  ===========  ==========

                                                                     Templeton
                                                        Templeton     Global      Templeton   Van Kampen
                                                         Foreign       Asset        Growth    UIF Equity
                                                        Securities  Allocation    Securities  and Income
                                                          Fund -      Fund -        Fund -    Portfolio -
                                                         Class 2      Class 2     Class (2)    Class II
                                                        ----------  -----------  -----------  -----------
Income:
   Dividends........................................... $  834,995  $   878,992  $   771,197  $    5,920
Expenses:
   Mortality and expense fees..........................    494,861       61,959      783,095       4,661
   Administrative fees.................................     50,903        6,286       75,422         454
                                                        ----------  -----------  -----------  ----------
Net investment income (loss)...........................    289,231      810,747      (87,320)        805
                                                        ----------  -----------  -----------  ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.........    770,613       43,497      609,201         266
   Realized gain distributions.........................  1,904,523    1,152,590    2,460,654       8,334
                                                        ----------  -----------  -----------  ----------
   Realized gain (loss)................................  2,675,136    1,196,087    3,069,855       8,600
                                                        ----------  -----------  -----------  ----------
Change in unrealized appreciation (depreciation) during
  the year.............................................  2,178,100   (1,598,892)  (3,106,805)    (10,371)
                                                        ----------  -----------  -----------  ----------
Net increase (decrease) in net assets from operations.. $5,142,467  $   407,942  $  (124,270) $     (966)
                                                        ==========  ===========  ===========  ==========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                         Wanger        Wanger                 Wanger U.S.
                                                      International International   Wanger      Smaller
                                                         Select       Small Cap     Select     Companies
                                                      ------------- ------------- ----------  -----------
Income:
   Dividends.........................................  $  174,960    $ 1,286,265  $       --  $        --
Expenses:
   Mortality and expense fees........................     307,384      1,759,049     363,731    1,259,405
   Administrative fees...............................      31,274        185,285      38,434      131,945
                                                       ----------    -----------  ----------  -----------
Net investment income (loss).........................    (163,698)      (658,069)   (402,165)  (1,391,350)
                                                       ----------    -----------  ----------  -----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.......     593,728      7,090,252     753,481    9,548,738
   Realized gain distributions.......................   2,809,893     11,582,324     523,056    5,694,318
                                                       ----------    -----------  ----------  -----------
   Realized gain (loss)..............................   3,403,621     18,672,576   1,276,537   15,243,056
                                                       ----------    -----------  ----------  -----------
Change in unrealized appreciation (depreciation)
  during the year....................................   1,209,191      1,999,381   1,303,691   (9,105,744)
                                                       ----------    -----------  ----------  -----------
Net increase (decrease) in net assets from operations  $4,449,114    $20,013,888  $2,178,063  $ 4,745,962
                                                       ==========    ===========  ==========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006

                                                         AIM V.I. Capital
                                                           Appreciation              AIM V.I. Core
                                                          Fund - Class I         Equity Fund - Class I
                                                     ------------------------  ------------------------
                                                         2007         2006         2007         2006
                                                     -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (876,303) $  (629,802) $   (39,917) $   (50,884)
   Realized gains (losses)..........................   1,054,758      386,676      336,812       17,982
   Unrealized appreciation (depreciation) during
     the year.......................................   6,608,281    2,955,842      714,917    1,181,387
                                                     -----------  -----------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................   6,786,736    2,712,716    1,011,812    1,148,485
                                                     -----------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   3,037,695   14,385,141      190,455      112,357
   Transfers between investment options (including
     GIA/MVA), net..................................   1,726,084    3,722,496   (1,013,235)  15,453,866
   Transfers for contract benefits and
     terminations...................................  (5,589,684)  (4,489,247)  (1,525,545)  (1,196,822)
   Contract maintenance charges.....................    (332,456)    (212,026)     (73,086)     (59,634)
   Net change to contracts in payout period.........         592       (1,189)         468         (752)
                                                     -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (1,157,769)  13,405,175   (2,420,943)  14,309,015
                                                     -----------  -----------  -----------  -----------
       Total increase (decrease) in net assets......   5,628,967   16,117,891   (1,409,131)  15,457,500
Net assets at beginning of period...................  60,600,611   44,482,720   15,457,500           --
                                                     -----------  -----------  -----------  -----------
Net assets at end of period......................... $66,229,578  $60,600,611  $14,048,369  $15,457,500
                                                     ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                          AIM V.I. Mid Cap           Alger American
                                                             Core Equity            Leveraged AllCap
                                                           Fund - Class I          Portfolio - Class O
                                                      ------------------------  ------------------------
                                                          2007         2006         2007         2006
                                                      -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (87,894) $   (42,028) $  (228,551) $  (225,682)
   Realized gains (losses)...........................     238,157      919,975    2,028,807      601,712
   Unrealized appreciation (depreciation) during the
     year............................................     476,554      (62,659)   2,797,556    2,229,359
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in net assets from operations     626,817      815,288    4,597,812    2,605,389
                                                      -----------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners............     106,096      214,785      173,170      594,825
   Transfers between investment options (including
     GIA/MVA), net...................................    (773,961)  (1,123,761)  (1,714,238)  (1,884,679)
   Transfers for contract benefits and terminations..  (1,284,314)    (909,567)  (2,794,005)  (2,033,668)
   Contract maintenance charges......................     (23,408)     (19,118)     (40,021)     (48,261)
   Net change to contracts in payout period..........         179          199          315          148
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  (1,975,408)  (1,836,462)  (4,374,779)  (3,371,635)
                                                      -----------  -----------  -----------  -----------
       Total increase (decrease) in net assets.......  (1,348,591)  (1,021,174)     223,033     (766,246)
Net assets at beginning of period....................   8,201,233    9,222,407   16,452,888   17,219,134
                                                      -----------  -----------  -----------  -----------
Net assets at end of period.......................... $ 6,852,642  $ 8,201,233  $16,675,921  $16,452,888
                                                      ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                  Federated Fund for
                                                         DWS Equity 500             U.S. Government
                                                    Index Fund VIP - Class A         Securities II
                                                    ------------------------  --------------------------
                                                        2007         2006         2007          2006
                                                    -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss).................... $   159,013  $  (118,225) $  6,745,759  $  4,785,670
   Realized gains (losses).........................   1,269,158    1,681,265       157,310         9,002
   Unrealized appreciation (depreciation) during
     the year......................................   1,885,818    7,177,035     3,643,417       752,579
                                                    -----------  -----------  ------------  ------------
Net increase (decrease) in net assets
  from operations..................................   3,313,989    8,740,075    10,546,486     5,547,251
                                                    -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners..........   5,140,029   23,595,867    10,370,101    41,721,638
   Transfers between investment options
     (including GIA/MVA), net......................   3,273,298   (1,738,998)   11,740,045    16,746,590
   Transfers for contract
     benefits and terminations.....................  (8,025,157)  (7,391,490)  (19,816,729)  (19,298,876)
   Contract maintenance charges....................    (391,023)    (221,721)   (1,018,737)     (762,653)
   Net change to contracts in payout period........      23,555       (5,657)        9,856        (5,171)
                                                    -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting
  from contract transactions.......................      20,702   14,238,001     1,284,536    38,401,528
                                                    -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets.....   3,334,691   22,978,076    11,831,022    43,948,779
Net assets at beginning of period..................  79,149,445   56,171,369   209,018,076   165,069,297
                                                    -----------  -----------  ------------  ------------
Net assets at end of period........................ $82,484,136  $79,149,445  $220,849,098  $209,018,076
                                                    ===========  ===========  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                          Federated High              Fidelity VIP
                                                       Income Bond Fund II -          Contrafund(R)
                                                          Primary Shares        Portfolio - Service Class
                                                     ------------------------  --------------------------
                                                         2007         2006         2007          2006
                                                     -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $ 1,622,015  $ 1,655,138  $   (585,496) $   (196,511)
   Realized gains (losses)..........................      (2,579)     (28,277)   28,910,047     8,163,434
   Unrealized appreciation (depreciation) during
     the year.......................................  (1,102,362)     418,503   (11,990,435)      990,372
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets from
  operations........................................     517,074    2,045,364    16,334,116     8,957,295
                                                     -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners...........     713,466      603,492     2,980,576     4,230,344
   Transfers between investment options
     (including GIA/MVA), net.......................     (83,558)   1,777,518    12,138,048    13,044,333
   Transfers for contract benefits and
     terminations...................................  (3,510,193)  (3,831,865)  (17,663,833)  (10,702,935)
   Contract maintenance charges.....................     (49,608)     (67,183)     (231,017)     (191,059)
   Net change to contracts in payout period.........        (300)         108         1,813        (9,799)
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (2,930,193)  (1,517,930)   (2,774,413)    6,370,884
                                                     -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets......  (2,413,119)     527,434    13,559,703    15,328,179
Net assets at beginning of period...................  23,709,237   23,181,803   100,303,482    84,975,303
                                                     -----------  -----------  ------------  ------------
Net assets at end of period......................... $21,296,118  $23,709,237  $113,863,185  $100,303,482
                                                     ===========  ===========  ============  ============


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Fidelity VIP Growth
                                                           Opportunities           Fidelity VIP Growth
                                                     Portfolio - Service Class  Portfolio - Service Class
                                                     -------------------------  ------------------------
                                                         2007          2006         2007         2006
                                                     ------------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $   (933,715) $  (256,849) $  (274,197) $  (386,287)
   Realized gains (losses)..........................      106,991        9,861    2,022,842    1,066,158
   Unrealized appreciation (depreciation) during
     the year.......................................   14,136,266    2,415,192    6,964,608    1,262,500
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................   13,309,542    2,168,204    8,713,253    1,942,371
                                                     ------------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   34,748,538   18,220,029      661,614      649,165
   Transfers between investment options
     (including GIA/MVA), net.......................   15,342,255    7,866,320      903,044   (1,759,015)
   Transfers for contract benefits and
     terminations...................................   (3,833,671)  (1,752,890)  (4,964,201)  (5,040,945)
   Contract maintenance charges.....................     (285,944)     (92,080)    (141,556)    (175,715)
   Net change to contracts in payout period.........          782       (1,002)       3,006          (25)
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   45,971,960   24,240,377   (3,538,093)  (6,326,535)
                                                     ------------  -----------  -----------  -----------
       Total increase (decrease) in net assets......   59,281,502   26,408,581    5,175,160   (4,384,164)
Net assets at beginning of period...................   42,653,717   16,245,136   36,133,989   40,518,153
                                                     ------------  -----------  -----------  -----------
Net assets at end of period......................... $101,935,219  $42,653,717  $41,309,149  $36,133,989
                                                     ============  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                      Fidelity VIP Investment     Franklin Income
                                                      Grade Bond Portfolio -     Securities Fund -
                                                        Service Class                 Class 2
                                                      ----------------------- -----------------------
                                                          2007        2006        2007        2006
                                                       -----------    ----    -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $  (131,422)    $--     $   454,199  $  (14,955)
   Realized gains (losses)...........................       1,326      --         160,432       9,967
   Unrealized appreciation (depreciation) during the
     year............................................     619,112      --        (963,468)    387,475
                                                       -----------    ---     -----------  ----------
Net increase (decrease) in net assets from operations     489,016      --        (348,837)    382,487
                                                       -----------    ---     -----------  ----------
Contract transactions:
   Payments received from contract owners............  16,858,538      --      26,972,888   4,885,093
   Transfers between investment options (including
     GIA/MVA), net...................................  10,257,947      --      16,382,705   4,005,850
   Transfers for contract benefits and terminations..    (706,376)     --      (2,705,209)   (287,528)
   Contract maintenance charges......................      (8,862)     --         (49,347)     (3,001)
   Net change to contracts in payout period..........         339      --              --          --
                                                       -----------    ---     -----------  ----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  26,401,586      --      40,601,037   8,600,414
                                                       -----------    ---     -----------  ----------
       Total increase (decrease) in net assets.......  26,890,602      --      40,252,200   8,982,901
Net assets at beginning of period....................          --      --       8,982,901          --
                                                       -----------    ---     -----------  ----------
Net assets at end of period.......................... $26,890,602     $--     $49,235,101  $8,982,901
                                                       ===========    ===     ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                        Lord Abbett
                                                          Lazard Retirement           Bond-Debenture
                                                      Small Cap - Service Shares   Portfolio - Class VC
                                                      ------------------------   ------------------------
                                                          2007          2006         2007         2006
                                                      -----------   -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (52,263)  $   (69,350) $   716,941  $   705,829
   Realized gains (losses)...........................   1,451,076       520,188      145,732       35,813
   Unrealized appreciation (depreciation) during the
     year............................................  (1,669,666)      186,715     (138,842)     413,504
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in net assets from operations    (270,853)      637,553      723,831    1,155,146
                                                      -----------   -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners............      20,641       246,865      405,891      328,082
   Transfers between investment options (including
     GIA/MVA), net...................................    (434,383)   (1,298,207)   1,474,799    1,467,843
   Transfers for contract benefits and terminations..    (740,038)     (736,712)  (2,952,419)  (2,221,705)
   Contract maintenance charges......................     (17,413)      (17,573)     (56,578)     (50,893)
   Net change to contracts in payout period..........         (11)         (161)       1,414        8,030
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  (1,171,204)   (1,805,788)  (1,126,893)    (468,643)
                                                      -----------   -----------  -----------  -----------
       Total increase (decrease) in net assets.......  (1,442,057)   (1,168,235)    (403,062)     686,503
Net assets at beginning of period....................   4,402,644     5,570,879   16,071,577   15,385,074
                                                      -----------   -----------  -----------  -----------
Net assets at end of period.......................... $ 2,960,587   $ 4,402,644  $15,668,515  $16,071,577
                                                      ===========   ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                         Lord Abbett Growth         Lord Abbett Mid-Cap
                                                       and Income Portfolio -        Value Portfolio -
                                                              Class VC                   Class VC
                                                     --------------------------  ------------------------
                                                         2007          2006          2007         2006
                                                     ------------  ------------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $     31,790  $     67,011  $  (182,029) $  (182,224)
   Realized gains (losses)..........................   11,566,006     4,402,957    2,501,589    1,647,634
   Unrealized appreciation (depreciation) during
     the year.......................................   (8,977,465)   11,979,394   (2,331,822)     476,173
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................    2,620,331    16,449,362      (12,262)   1,941,583
                                                     ------------  ------------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   28,313,056    22,860,896      590,486      549,702
   Transfers between investment options
     (including GIA/MVA), net.......................   17,005,927     5,557,669     (647,542)  (1,604,041)
   Transfers for contract benefits and
     terminations...................................  (13,601,464)  (11,357,011)  (3,019,593)  (3,134,651)
   Contract maintenance charges.....................     (638,387)     (468,395)     (51,918)     (61,287)
   Net change to contracts in payout period.........        3,190        (1,063)         122          579
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   31,082,322    16,592,096   (3,128,445)  (4,249,698)
                                                     ------------  ------------  -----------  -----------
       Total increase (decrease) in net assets......   33,702,653    33,041,458   (3,140,707)  (2,308,115)
Net assets at beginning of period...................  129,362,281    96,320,823   19,312,208   21,620,323
                                                     ------------  ------------  -----------  -----------
Net assets at end of period......................... $163,064,934  $129,362,281  $16,171,501  $19,312,208
                                                     ============  ============  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                Neuberger Berman AMT
                                                      Mutual Shares Securities  Fasciano Portfolio -
                                                           Fund - Class 2            S Class
                                                      ------------------------  -------------------
                                                          2007         2006       2007       2006
                                                      -----------  -----------   -------   -------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (33,583) $   (60,442) $  (676)   $  (231)
   Realized gains (losses)...........................   2,409,222    1,581,001      559        914
   Unrealized appreciation (depreciation) during the
     year............................................  (2,148,037)   4,995,401   (1,548)       618
                                                      -----------  -----------   -------   -------
Net increase (decrease) in net assets from operations     227,602    6,515,960   (1,665)     1,301
                                                      -----------  -----------   -------   -------
Contract transactions:
   Payments received from contract owners............  26,895,339    5,965,594    1,436      2,015
   Transfers between investment options
     (including GIA/MVA), net........................  11,313,572   11,118,934   23,027     33,436
   Transfers for contract benefits and terminations..  (8,602,037)  (5,170,809)  (2,081)        --
   Contract maintenance charges......................    (128,826)     (90,546)     (10)        (3)
   Net change to contracts in payout period..........          47        1,216       --         --
                                                      -----------  -----------   -------   -------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  29,478,095   11,824,389   22,372     35,448
                                                      -----------  -----------   -------   -------
       Total increase (decrease) in net assets.......  29,705,697   18,340,349   20,707     36,749
Net assets at beginning of period....................  53,592,394   35,252,045   36,749         --
                                                      -----------  -----------   -------   -------
Net assets at end of period.......................... $83,298,091  $53,592,394  $57,456    $36,749
                                                      ===========  ===========   =======   =======

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                   Oppenheimer
                                                         Neuberger Berman            Capital
                                                      AMT Guardian Portfolio - Appreciation Fund/VA -
                                                             S Class              Service Shares
                                                      -----------------------  ---------------------
                                                          2007        2006        2007       2006
                                                      -----------   --------   ---------   --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (97,883)  $    150   $  (8,148)  $ (1,433)
   Realized gains (losses)...........................        (753)        62       5,923         19
   Unrealized appreciation (depreciation)
     during the year.................................     118,494     42,500      52,562     17,675
                                                      -----------   --------   ---------   --------
Net increase (decrease) in net assets from operations      19,858     42,712      50,337     16,261
                                                      -----------   --------   ---------   --------
Contract transactions:
   Payments received from contract owners............  19,766,407     49,677     132,483     11,521
   Transfers between investment options
     (including GIA/MVA), net........................   8,482,896    442,007     513,656    348,164
   Transfers for contract benefits and terminations..    (480,481)      (238)   (194,422)      (818)
   Contract maintenance charges......................      (8,360)      (351)       (398)       (94)
   Net change to contracts in payout period..........         (64)        --          --         --
                                                      -----------   --------   ---------   --------
Net increase (decrease) in net assets resulting
  from contract transactions.........................  27,760,398    491,095     451,319    358,773
                                                      -----------   --------   ---------   --------
       Total increase (decrease) in net assets.......  27,780,256    533,807     501,656    375,034
Net assets at beginning of period....................     533,807         --     375,034         --
                                                      -----------   --------   ---------   --------
Net assets at end of period.......................... $28,314,063   $533,807   $ 876,690   $375,034
                                                      ===========   ========   =========   ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Oppenheimer            Oppenheimer
                                                              Global               Main Street
                                                       Securities Fund/VA -    Small Cap Fund/VA -
                                                          Service Shares          Service Shares
                                                      ----------------------  ---------------------
                                                         2007        2006         2007       2006
                                                      ----------  ----------  -----------  --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (8,357) $   (3,439) $  (118,838) $ (1,224)
   Realized gains (losses)...........................     83,551       2,612       59,106       331
   Unrealized appreciation (depreciation) during the
     year............................................    (26,926)     68,119   (1,326,868)   17,128
                                                      ----------  ----------  -----------  --------
Net increase (decrease) in net assets from operations     48,268      67,292   (1,386,600)   16,235
                                                      ----------  ----------  -----------  --------
Contract transactions:
   Payments received from contract owners............    214,996     148,854   14,478,693    41,593
   Transfers between investment options (including
     GIA/MVA), net...................................  1,310,392     967,293    7,462,019   366,411
   Transfers for contract benefits and terminations..   (449,716)    (20,647)    (504,332)   (1,143)
   Contract maintenance charges......................     (2,812)       (295)      (7,848)      (80)
   Net change to contracts in payout period..........         --          --          (24)       --
                                                      ----------  ----------  -----------  --------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  1,072,860   1,095,205   21,428,508   406,781
                                                      ----------  ----------  -----------  --------
       Total increase (decrease) in net assets.......  1,121,128   1,162,497   20,041,908   423,016
Net assets at beginning of period....................  1,162,497          --      423,016        --
                                                      ----------  ----------  -----------  --------
Net assets at end of period.......................... $2,283,625  $1,162,497  $20,464,924  $423,016
                                                      ==========  ==========  ===========  ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                         Phoenix Capital             Phoenix Growth
                                                          Growth Series             and Income Series
                                                   --------------------------  --------------------------
                                                       2007          2006          2007          2006
                                                   ------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)................... $   (992,947) $   (860,005) $   (409,151) $   (146,192)
   Realized gains (losses)........................   (1,340,476)   (8,188,476)    5,001,589     1,102,645
   Unrealized appreciation (depreciation)
     during the year..............................   10,786,510     9,782,072     1,038,637    13,125,219
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets from
  operations......................................    8,453,087       733,591     5,631,075    14,081,672
                                                   ------------  ------------  ------------  ------------
Contract transactions:
   Payments received from contract owners.........    1,795,609     1,568,683     3,016,580    11,769,302
   Transfers between investment options
     (including GIA/MVA), net.....................   (6,688,698)   23,847,309      (928,674)    5,492,548
   Transfers for contract benefits and
     terminations.................................  (15,509,159)  (15,169,099)  (13,458,768)  (12,619,716)
   Contract maintenance charges...................     (230,932)     (205,147)     (464,328)     (379,770)
   Net change to contracts in payout period.......       (1,207)         (588)          762          (886)
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
  from contract transactions......................  (20,634,387)   10,041,158   (11,834,428)    4,261,478
                                                   ------------  ------------  ------------  ------------
       Total increase (decrease) in net
         assets...................................  (12,181,300)   10,774,749    (6,203,353)   18,343,150
Net assets at beginning of period.................   97,738,028    86,963,279   108,400,948    90,057,798
                                                   ------------  ------------  ------------  ------------
Net assets at end of period....................... $ 85,556,728  $ 97,738,028  $102,197,595  $108,400,948
                                                   ============  ============  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                          Phoenix Mid-Cap
                                                           Growth Series       Phoenix Money Market Series
                                                     ------------------------  --------------------------
                                                         2007         2006         2007          2006
                                                     -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (449,041) $  (300,490) $  2,560,280  $  2,048,928
   Realized gains (losses)..........................     608,123   (1,123,135)           --            --
   Unrealized appreciation (depreciation) during
     the year.......................................   5,688,396    1,433,192            --            --
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets from
  operations........................................   5,847,478        9,567     2,560,280     2,048,928
                                                     -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners...........     593,271      576,569    10,196,579    14,106,036
   Transfers between investment options
     (including GIA/MVA), net.......................  (3,991,447)  19,221,615    32,935,604    25,485,301
   Transfers for contract benefits and
     terminations...................................  (5,745,358)  (3,802,821)  (33,431,245)  (28,270,279)
   Contract maintenance charges.....................     (82,681)     (79,894)     (516,121)     (286,434)
   Net change to contracts in payout period.........          53          160         2,204         3,333
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (9,226,162)  15,915,629     9,187,021    11,037,957
                                                     -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets......  (3,378,684)  15,925,196    11,747,301    13,086,885
Net assets at beginning of period...................  36,076,023   20,150,827    69,316,665    56,229,780
                                                     -----------  -----------  ------------  ------------
Net assets at end of period......................... $32,697,339  $36,076,023  $ 81,063,966  $ 69,316,665
                                                     ===========  ===========  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix Multi-Sector       Phoenix Multi-Sector
                                                         Fixed Income Series      Short Term Bond Series
                                                     --------------------------  ------------------------
                                                         2007          2006          2007         2006
                                                     ------------  ------------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  4,905,013  $  4,412,668  $ 1,103,716  $ 1,007,456
   Realized gains (losses)..........................     (181,540)     (480,006)      75,852       17,439
   Unrealized appreciation (depreciation) during
     the year.......................................   (2,065,005)    1,884,468     (414,917)     341,930
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................    2,658,468     5,817,130      764,651    1,366,825
                                                     ------------  ------------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   16,963,460     7,188,721    1,267,605      953,585
   Transfers between investment options
     (including GIA/MVA), net.......................   12,510,203     4,951,052    1,553,639      286,767
   Transfers for contract benefits and
     terminations...................................  (18,462,799)  (15,952,559)  (6,835,370)  (4,351,100)
   Contract maintenance charges.....................     (332,601)     (274,718)     (62,956)     (66,953)
   Net change to contracts in payout period.........        5,698        (6,572)      (1,122)       7,438
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   10,683,961    (4,094,076)  (4,078,204)  (3,170,263)
                                                     ------------  ------------  -----------  -----------
       Total increase (decrease) in net assets......   13,342,429     1,723,054   (3,313,553)  (1,803,438)
Net assets at beginning of period...................  111,464,265   109,741,211   32,636,961   34,440,399
                                                     ------------  ------------  -----------  -----------
Net assets at end of period......................... $124,806,694  $111,464,265  $29,323,408  $32,636,961
                                                     ============  ============  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix Strategic           Phoenix-Aberdeen
                                                        Allocation Series         International Series
                                                   --------------------------  --------------------------
                                                       2007          2006          2007          2006
                                                   ------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)................... $    817,006  $    945,003  $    951,902  $  1,330,309
   Realized gains (losses)........................    3,498,588     9,318,050    17,225,048       433,494
   Unrealized appreciation (depreciation)
     during the year..............................   (1,093,303)   (1,731,785)   17,070,849    24,280,993
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets from
  operations......................................    3,222,291     8,531,268    35,247,799    26,044,796
                                                   ------------  ------------  ------------  ------------
Contract transactions:
   Payments received from contract owners.........    1,549,425     1,806,411    48,854,926    15,927,161
   Transfers between investment options
     (including GIA/MVA), net.....................   (4,008,033)  (10,305,341)   11,626,927   151,460,404
   Transfers for contract benefits and
     terminations.................................  (13,688,290)  (15,552,819)  (23,209,073)  (11,211,331)
   Contract maintenance charges...................     (121,607)     (155,375)   (1,130,725)     (290,176)
   Net change to contracts in payout period.......          749        16,594         4,938           560
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
  from contract transactions......................  (16,267,756)  (24,190,530)   36,146,993   155,886,618
                                                   ------------  ------------  ------------  ------------
       Total increase (decrease) in net
         assets...................................  (13,045,465)  (15,659,262)   71,394,792   181,931,414
Net assets at beginning of period.................   76,076,875    91,736,137   245,476,253    63,544,839
                                                   ------------  ------------  ------------  ------------
Net assets at end of period....................... $ 63,031,410  $ 76,076,875  $316,871,045  $245,476,253
                                                   ============  ============  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                      Phoenix-Alger Small-Cap  Phoenix-Duff & Phelps Real
                                                           Growth Series        Estate Securities Series
                                                     ------------------------  --------------------------
                                                         2007         2006         2007          2006
                                                     -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (470,079) $  (262,538) $   (101,922) $    (17,116)
   Realized gains (losses)..........................   6,876,767      131,607    14,367,079    10,524,487
   Unrealized appreciation (depreciation) during
     the year.......................................  (1,560,162)   3,391,312   (31,132,694)   17,409,048
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets from
  operations........................................   4,846,526    3,260,381   (16,867,537)   27,916,419
                                                     -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners...........     667,476      604,353    14,853,130    11,850,329
   Transfers between investment options
     (including GIA/MVA), net.......................  (3,448,589)  18,610,054   (12,164,616)    6,412,947
   Transfers for contract benefits and
     terminations...................................  (4,363,633)  (2,128,377)  (13,072,525)  (11,762,761)
   Contract maintenance charges.....................    (107,675)     (73,650)     (311,732)     (253,473)
   Net change to contracts in payout period.........       1,331         (288)       (2,838)        1,626
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (7,251,090)  17,012,092   (10,698,581)    6,248,668
                                                     -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets......  (2,404,564)  20,272,473   (27,566,118)   34,165,087
Net assets at beginning of period...................  35,811,176   15,538,703   110,320,455    76,155,368
                                                     -----------  -----------  ------------  ------------
Net assets at end of period......................... $33,406,612  $35,811,176  $ 82,754,337  $110,320,455
                                                     ===========  ===========  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix-S&P Dynamic      Phoenix-S&P Dynamic
                                                      Asset Allocation Series:     Asset Allocation
                                                         Aggressive Growth          Series: Growth
                                                      -----------------------  -----------------------
                                                          2007        2006         2007        2006
                                                      -----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $     9,009  $   36,501  $    93,081  $   42,464
   Realized gains (losses)...........................     238,541        (225)     201,771     (14,711)
   Unrealized appreciation (depreciation) during the
     year............................................     400,249     593,009      492,629     470,841
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in net assets from operations     647,799     629,285      787,481     498,594
                                                      -----------  ----------  -----------  ----------
Contract transactions:
   Payments received from contract owners............   6,716,153   6,138,940   10,322,379   9,770,664
   Transfers between investment options
     (including GIA/MVA), net........................   2,984,571   2,421,774    7,138,181    (941,566)
   Transfers for contract benefits and terminations..    (921,354)   (192,029)  (1,107,479)   (662,688)
   Contract maintenance charges......................     (79,647)       (600)     (44,416)     (1,108)
   Net change to contracts in payout period..........          --          --       (1,767)    (47,467)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................   8,699,723   8,368,085   16,306,898   8,117,835
                                                      -----------  ----------  -----------  ----------
       Total increase (decrease) in net assets.......   9,347,522   8,997,370   17,094,379   8,616,429
Net assets at beginning of period....................   8,997,370          --    8,616,429          --
                                                      -----------  ----------  -----------  ----------
Net assets at end of period.......................... $18,344,892  $8,997,370  $25,710,808  $8,616,429
                                                      ===========  ==========  ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix-S&P Dynamic     Phoenix-S&P Dynamic
                                                         Asset Allocation     Asset Allocation Series:
                                                         Series: Moderate         Moderate Growth
                                                      ----------------------  -----------------------
                                                         2007        2006         2007        2006
                                                      ----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   61,557  $   27,753  $    79,828  $   49,367
   Realized gains (losses)...........................     96,556        (631)     237,559       9,613
   Unrealized appreciation (depreciation) during
     the year........................................    126,402      94,363      370,054     311,333
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in net assets from operations    284,515     121,485      687,441     370,313
                                                      ----------  ----------  -----------  ----------
Contract transactions:
   Payments received from contract owners............    777,126   1,205,790    4,926,269   3,589,897
   Transfers between investment options (including
     GIA/MVA), net...................................  2,834,294   1,884,170    3,605,042   3,100,821
   Transfers for contract benefits and terminations..   (860,970)   (131,895)  (1,642,043)   (171,680)
   Contract maintenance charges......................    (20,963)     (4,082)     (33,482)     (3,492)
   Net change to contracts in payout period..........         --          --           --          --
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  2,729,487   2,953,983    6,855,786   6,515,546
                                                      ----------  ----------  -----------  ----------
       Total increase (decrease) in net assets.......  3,014,002   3,075,468    7,543,227   6,885,859
Net assets at beginning of period....................  3,075,468          --    6,885,859          --
                                                      ----------  ----------  -----------  ----------
Net assets at end of period.......................... $6,089,470  $3,075,468  $14,429,086  $6,885,859
                                                      ==========  ==========  ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                     Phoenix-Sanford Bernstein  Phoenix-Sanford Bernstein
                                                        Mid-Cap Value Series     Small-Cap Value Series
                                                     -------------------------  ------------------------
                                                         2007          2006         2007         2006
                                                     ------------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $   (993,083) $  (634,711) $  (625,182) $  (454,677)
   Realized gains (losses)..........................   11,636,330   10,501,539    6,483,521    7,428,464
   Unrealized appreciation (depreciation) during
     the year.......................................  (10,260,629)  (1,423,170)  (7,134,736)  (1,175,324)
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................      382,618    8,443,658   (1,276,397)   5,798,463
                                                     ------------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   15,384,873   11,030,116    2,403,128    8,383,872
   Transfers between investment options
     (including GIA/MVA), net.......................    4,122,153   (4,337,879)     143,462   (1,363,134)
   Transfers for contract benefits and
     terminations...................................   (9,427,238)  (9,073,424)  (5,599,388)  (5,257,504)
   Contract maintenance charges.....................     (231,893)    (191,975)    (162,402)    (115,633)
   Net change to contracts in payout period.........        2,817         (582)         216          357
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................    9,850,712   (2,573,744)  (3,214,984)   1,647,958
                                                     ------------  -----------  -----------  -----------
       Total increase (decrease) in net assets......   10,233,330    5,869,914   (4,491,381)   7,446,421
Net assets at beginning of period...................   71,158,465   65,288,551   45,913,247   38,466,826
                                                     ------------  -----------  -----------  -----------
Net assets at end of period......................... $ 81,391,795  $71,158,465  $41,421,866  $45,913,247
                                                     ============  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                         Phoenix-Van Kampen      Phoenix-Van Kampen Equity
                                                           Comstock Series            500 Index Series
                                                     --------------------------  -------------------------
                                                         2007          2006          2007          2006
                                                     ------------  ------------  ------------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $     76,622  $    158,105  $   (345,031) $  (295,694)
   Realized gains (losses)..........................    2,534,112     9,971,865     3,132,204    1,089,063
   Unrealized appreciation (depreciation) during
     the year.......................................   (3,853,673)   (1,018,034)     (811,995)   4,987,054
                                                     ------------  ------------  ------------  -----------
Net increase (decrease) in net assets from
  operations........................................   (1,242,939)    9,111,936     1,975,178    5,780,423
                                                     ------------  ------------  ------------  -----------
Contract transactions:
   Payments received from contract owners...........    1,113,419       896,679     5,506,838      606,838
   Transfers between investment options
     (including GIA/MVA), net.......................   (3,262,630)   (3,765,158)   (2,675,833)  17,765,426
   Transfers for contract benefits and
     terminations...................................   (7,706,541)   (8,096,984)  (13,844,266)  (8,763,743)
   Contract maintenance charges.....................     (114,140)     (148,245)      (78,248)     (46,191)
   Net change to contracts in payout period.........           50           725        10,871       28,844
                                                     ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   (9,969,842)  (11,112,983)  (11,080,638)   9,591,174
                                                     ------------  ------------  ------------  -----------
       Total increase (decrease) in net assets......  (11,212,781)   (2,001,047)   (9,105,460)  15,371,597
Net assets at beginning of period...................   51,685,007    53,686,054    64,412,217   49,040,620
                                                     ------------  ------------  ------------  -----------
Net assets at end of period......................... $ 40,472,226  $ 51,685,007  $ 55,306,757  $64,412,217
                                                     ============  ============  ============  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                       PIMCO VIT Commodity
                                                       RealReturn Strategy      PIMCO VIT Real Return
                                                      Portfolio - Advisor Class Portfolio - Advisor Class
                                                      ------------------------  ------------------------
                                                          2007         2006        2007         2006
                                                       -----------   --------    ----------    --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   403,950    $ 10,300   $   32,034    $  7,205
   Realized gains (losses)...........................         949       4,573      (45,577)     17,517
   Unrealized appreciation (depreciation) during
     the year........................................   1,875,191     (32,348)      67,597     (22,122)
                                                       -----------   --------    ----------    --------
Net increase (decrease) in net assets from operations   2,280,090     (17,475)      54,054       2,600
                                                       -----------   --------    ----------    --------
Contract transactions:
   Payments received from contract owners............  10,273,205      90,320       95,585      34,057
   Transfers between investment options (including
     GIA/MVA), net...................................   7,826,072     395,604    1,238,127     498,864
   Transfers for contract benefits and terminations..    (345,038)     (7,023)     (48,561)     (5,589)
   Contract maintenance charges......................      (7,084)       (120)      (1,254)       (168)
   Net change to contracts in payout period..........          (6)         --           --          --
                                                       -----------   --------    ----------    --------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  17,747,149     478,781    1,283,897     527,164
                                                       -----------   --------    ----------    --------
       Total increase (decrease) in net assets.......  20,027,239     461,306    1,337,951     529,764
Net assets at beginning of period....................     461,306          --      529,764          --
                                                       -----------   --------    ----------    --------
Net assets at end of period.......................... $20,488,545    $461,306   $1,867,715    $529,764
                                                       ===========   ========    ==========    ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                Rydex Variable Trust Inverse
                                                      PIMCO VIT Total Return      Government Long Bond
                                                      Portfolio - Advisor Class       Strategy Fund
                                                      ------------------------  ---------------------------
                                                         2007         2006          2007           2006
                                                      ----------   ----------    -----------   -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $  173,086   $   46,233   $    88,009    $    97,382
   Realized gains (losses)...........................    (35,841)      27,753      (200,380)      (334,612)
   Unrealized appreciation (depreciation) during
     the year........................................    216,660      (15,350)      (55,243)       714,017
                                                      ----------   ----------    -----------   -----------
Net increase (decrease) in net assets from operations    353,905       58,636      (167,614)       476,787
                                                      ----------   ----------    -----------   -----------
Contract transactions:
   Payments received from contract owners............    169,847      132,039        32,335         69,173
   Transfers between investment options
     (including GIA/MVA), net........................    433,463    5,418,763      (765,067)    (1,548,208)
   Transfers for contract benefits and terminations..   (778,917)     (76,730)     (816,353)    (1,624,918)
   Contract maintenance charges......................    (19,392)      (7,150)       (9,923)       (15,609)
   Net change to contracts in payout period..........         --           --           143         12,040
                                                      ----------   ----------    -----------   -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................   (194,999)   5,466,922    (1,558,865)    (3,107,522)
                                                      ----------   ----------    -----------   -----------
       Total increase (decrease) in net assets.......    158,906    5,525,558    (1,726,479)    (2,630,735)
Net assets at beginning of period....................  5,525,558           --     4,596,909      7,227,644
                                                      ----------   ----------    -----------   -----------
Net assets at end of period.......................... $5,684,464   $5,525,558   $ 2,870,430    $ 4,596,909
                                                      ==========   ==========    ===========   ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                           Rydex Variable        Rydex Variable Trust
                                                          Trust Nova Fund        Sector Rotation Fund
                                                      -----------------------  ------------------------
                                                         2007         2006         2007         2006
                                                      ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (8,533) $   (22,438) $   (63,573) $  (102,568)
   Realized gains (losses)...........................    389,115      540,478      668,870      577,993
   Unrealized appreciation (depreciation) during the
     year............................................   (327,452)       6,112      289,718      107,051
                                                      ----------  -----------  -----------  -----------
Net increase (decrease) in net assets from operations     53,130      524,152      895,015      582,476
                                                      ----------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners............     49,894       29,686       65,833      358,279
   Transfers between investment options (including
     GIA/MVA), net...................................   (538,439)  (2,301,485)  (1,578,115)  (2,875,340)
   Transfers for contract benefits and terminations..   (471,467)    (400,787)    (466,245)    (901,909)
   Contract maintenance charges......................     (8,453)     (19,149)     (14,760)     (23,954)
   Net change to contracts in payout period..........         --           --           --           --
                                                      ----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................   (968,465)  (2,691,735)  (1,993,287)  (3,442,924)
                                                      ----------  -----------  -----------  -----------
       Total increase (decrease) in net assets.......   (915,335)  (2,167,583)  (1,098,272)  (2,860,448)
Net assets at beginning of period....................  3,055,775    5,223,358    5,489,937    8,350,385
                                                      ----------  -----------  -----------  -----------
Net assets at end of period.......................... $2,140,440  $ 3,055,775  $ 4,391,665  $ 5,489,937
                                                      ==========  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Sentinel Variable      Sentinel Variable
                                                              Products Balanced Fund Products Bond Fund
                                                              ---------------------- ------------------
                                                                2007        2006        2007      2006
                                                                --------    ----     ----------   ----
Increase (decrease) in net assets from operations:
   Net investment income (loss).............................. $  6,170      $--      $  165,304   $--
   Realized gains (losses)...................................   16,902       --             307    --
   Unrealized appreciation (depreciation) during the year....  (30,961)      --        (103,559)   --
                                                                --------    ---      ----------   ---
Net increase (decrease) in net assets from operations........   (7,889)      --          62,052    --
                                                                --------    ---      ----------   ---
Contract transactions:
   Payments received from contract owners....................       --       --       3,214,649    --
   Transfers between investment options (including GIA/
     MVA), net...............................................  311,449       --       1,391,849    --
   Transfers for contract benefits and terminations..........   (2,988)      --         (81,025)   --
   Contract maintenance charges..............................       --       --            (402)   --
   Net change to contracts in payout period..................       --       --              --    --
                                                                --------    ---      ----------   ---
Net increase (decrease) in net assets resulting from contract
  transactions...............................................  308,461       --       4,525,071    --
                                                                --------    ---      ----------   ---
       Total increase (decrease) in net assets...............  300,572       --       4,587,123    --
Net assets at beginning of period............................       --       --              --    --
                                                                --------    ---      ----------   ---
Net assets at end of period.................................. $300,572      $--      $4,587,123   $--
                                                                ========    ===      ==========   ===

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Sentinel Variable Sentinel Variable
                                                               Products Common  Products Mid Cap
                                                                 Stock Fund      Growth Fund
                                                              ----------------- -----------------
                                                                  2007     2006   2007      2006
                                                              -----------  ----  --------   ----
Increase (decrease) in net assets from operations:
   Net investment income (loss).............................. $   167,739  $--  $ (1,297)   $--
   Realized gains (losses)...................................     343,642   --      (441)    --
   Unrealized appreciation (depreciation) during the year....    (681,445)  --       684     --
                                                              -----------  ---   --------   ---
Net increase (decrease) in net assets from operations........    (170,064)  --    (1,054)    --
                                                              -----------  ---   --------   ---
Contract transactions:
   Payments received from contract owners....................  15,230,677   --    10,146     --
   Transfers between investment options (including GIA/MVA),
     net.....................................................   4,594,291   --   473,620     --
   Transfers for contract benefits and terminations..........    (252,857)  --    (5,675)    --
   Contract maintenance charges..............................      (1,525)  --        (9)    --
   Net change to contracts in payout period..................          --   --        --     --
                                                              -----------  ---   --------   ---
Net increase (decrease) in net assets resulting from contract
  transactions...............................................  19,570,586   --   478,082     --
                                                              -----------  ---   --------   ---
       Total increase (decrease) in net assets...............  19,400,522   --   477,028     --
Net assets at beginning of period............................          --   --        --     --
                                                              -----------  ---   --------   ---
Net assets at end of period.................................. $19,400,522  $--  $477,028    $--
                                                              ===========  ===   ========   ===

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Sentinel Variable   Templeton Developing
                                                               Products Small      Markets Securities
                                                                Company Fund         Fund - Class 2
                                                              ----------------  -----------------------
                                                                 2007      2006     2007        2006
                                                              ----------   ---- -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss).............................. $   11,648   $--  $    67,396  $   (7,870)
   Realized gains (losses)...................................    283,874    --      332,415      52,345
   Unrealized appreciation (depreciation) during the year....   (358,198)   --    1,209,862     893,125
                                                              ----------   ---  -----------  ----------
Net increase (decrease) in net assets from operations........    (62,676)   --    1,609,673     937,600
                                                              ----------   ---  -----------  ----------
Contract transactions:
   Payments received from contract owners....................  2,246,847    --      437,208     110,741
   Transfers between investment options (including GIA/
     MVA), net...............................................    947,065    --   10,973,203   1,818,646
   Transfers for contract benefits and terminations..........    (35,459)   --   (2,072,337)   (773,166)
   Contract maintenance charges..............................       (260)   --      (14,067)     (4,627)
   Net change to contracts in payout period..................         --    --           (6)         66
                                                              ----------   ---  -----------  ----------
Net increase (decrease) in net assets resulting from contract
  transactions...............................................  3,158,193    --    9,324,001   1,151,660
                                                              ----------   ---  -----------  ----------
       Total increase (decrease) in net assets...............  3,095,517    --   10,933,674   2,089,260
Net assets at beginning of period............................         --    --    5,723,730   3,634,470
                                                              ----------   ---  -----------  ----------
Net assets at end of period.................................. $3,095,517   $--  $16,657,404  $5,723,730
                                                              ==========   ===  ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                     Templeton Foreign Securities  Templeton Global Asset
                                                          Fund - Class 2          Allocation Fund - Class 2
                                                     ---------------------------  -----------------------
                                                         2007           2006          2007         2006
                                                      -----------   -----------   -----------   ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $   289,231    $   (31,629)  $   810,747   $  283,559
   Realized gains (losses)..........................   2,675,136        128,014     1,196,087      333,165
   Unrealized appreciation (depreciation)
     during the year................................   2,178,100      6,628,741    (1,598,892)     272,136
                                                      -----------   -----------   -----------   ----------
Net increase (decrease) in net assets
  from operations...................................   5,142,467      6,725,126       407,942      888,860
                                                      -----------   -----------   -----------   ----------
Contract transactions:
   Payments received from contract owners...........   1,094,262        878,759        31,094       55,695
   Transfers between investment options
     (including GIA/MVA), net.......................  (1,477,097)     3,894,591       (48,592)    (168,332)
   Transfers for contract benefits and
     terminations...................................  (5,899,356)    (5,229,694)     (598,803)    (698,111)
   Contract maintenance charges.....................    (120,835)      (126,832)       (3,369)      (4,034)
   Net change to contracts in payout period.........         605            298            --           --
                                                      -----------   -----------   -----------   ----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (6,402,421)      (582,878)     (619,670)    (814,782)
                                                      -----------   -----------   -----------   ----------
       Total increase (decrease) in net assets......  (1,259,954)     6,142,248      (211,728)      74,078
Net assets at beginning of period...................  41,892,650     35,750,402     5,056,101    4,982,023
                                                      -----------   -----------   -----------   ----------
Net assets at end of period......................... $40,632,696    $41,892,650   $ 4,844,373   $5,056,101
                                                      ===========   ===========   ===========   ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                    Van Kampen UIF
                                                      Templeton Growth Securities  Equity and Income
                                                           Fund - Class 2         Portfolio - Class II
                                                      --------------------------  ------------------
                                                          2007          2006        2007       2006
                                                      -----------   -----------   --------   --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (87,320)  $   (35,497)  $    805   $   (475)
   Realized gains (losses)...........................   3,069,855     2,871,945      8,600      1,902
   Unrealized appreciation (depreciation) during
     the year........................................  (3,106,805)    4,840,955    (10,371)     7,178
                                                      -----------   -----------   --------   --------
Net increase (decrease) in net assets from operations    (124,270)    7,677,403       (966)     8,605
                                                      -----------   -----------   --------   --------
Contract transactions:
   Payments received from contract owners............  26,147,035     5,470,118     44,277     15,960
   Transfers between investment options
     (including GIA/MVA), net........................   8,398,706     1,467,828    362,833    216,858
   Transfers for contract benefits and terminations..  (8,203,444)   (6,645,322)   (42,561)   (42,631)
   Contract maintenance charges......................    (120,652)      (68,768)      (203)    (2,102)
   Net change to contracts in payout period..........         947           714         --         --
                                                      -----------   -----------   --------   --------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  26,222,592       224,570    364,346    188,085
                                                      -----------   -----------   --------   --------
       Total increase (decrease) in net assets.......  26,098,322     7,901,973    363,380    196,690
Net assets at beginning of period....................  48,506,388    40,604,415    196,690         --
                                                      -----------   -----------   --------   --------
Net assets at end of period.......................... $74,604,710   $48,506,388   $560,070   $196,690
                                                      ===========   ===========   ========   ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                     Wanger International Select Wanger International Small Cap
                                                     --------------------------  -----------------------------
                                                         2007          2006          2007            2006
                                                     -----------   -----------    ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (163,698)  $  (210,560)  $   (658,069)   $   (939,661)
   Realized gains (losses)..........................   3,403,621       685,569     18,672,576       7,941,803
   Unrealized appreciation (depreciation) during
     the year.......................................   1,209,191     5,270,169      1,999,381      30,756,144
                                                     -----------   -----------    ------------   ------------
Net increase (decrease) in net assets from
  operations........................................   4,449,114     5,745,178     20,013,888      37,758,286
                                                     -----------   -----------    ------------   ------------
Contract transactions:
   Payments received from contract owners...........   1,369,518     1,308,147     12,752,570       9,535,503
   Transfers between investment options
     (including GIA/MVA), net.......................   1,738,760     3,140,510     (5,429,331)     (3,096,874)
   Transfers for contract benefits and
     terminations...................................  (3,754,960)   (2,354,698)   (18,999,505)    (17,796,177)
   Contract maintenance charges.....................     (60,246)      (45,594)      (343,812)       (302,934)
   Net change to contracts in payout period.........          --           208           (441)           (104)
                                                     -----------   -----------    ------------   ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................    (706,928)    2,048,573    (12,020,519)    (11,660,586)
                                                     -----------   -----------    ------------   ------------
       Total increase (decrease) in net assets......   3,742,186     7,793,751      7,993,369      26,097,700
Net assets at beginning of period...................  22,576,110    14,782,359    137,774,101     111,676,401
                                                     -----------   -----------    ------------   ------------
Net assets at end of period......................... $26,318,296   $22,576,110   $145,767,470    $137,774,101
                                                     ===========   ===========    ============   ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                           Wanger Select       Wanger U.S. Smaller Companies
                                                     ------------------------  ----------------------------
                                                         2007         2006         2007           2006
                                                     -----------  -----------  ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (402,165) $  (238,474) $ (1,391,350)  $ (1,295,598)
   Realized gains (losses)..........................   1,276,537    1,091,197    15,243,056     16,503,845
   Unrealized appreciation (depreciation) during
     the year.......................................   1,303,691    3,234,944    (9,105,744)    (7,644,829)
                                                     -----------  -----------  ------------   ------------
Net increase (decrease) in net assets from
  operations........................................   2,178,063    4,087,667     4,745,962      7,563,418
                                                     -----------  -----------  ------------   ------------
Contract transactions:
   Payments received from contract owners...........   1,495,184      935,707     2,208,656      2,837,021
   Transfers between investment options
     (including GIA/MVA), net.......................   1,906,345    4,798,571    (6,315,939)    (9,676,549)
   Transfers for contract benefits and
     terminations...................................  (4,259,483)  (2,841,564)  (18,302,606)   (21,153,543)
   Contract maintenance charges.....................     (61,948)     (55,421)     (190,423)      (252,913)
   Net change to contracts in payout period.........         589       (1,460)       (1,529)        (4,740)
                                                     -----------  -----------  ------------   ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................    (919,313)   2,835,833   (22,601,841)   (28,250,724)
                                                     -----------  -----------  ------------   ------------
       Total increase (decrease) in net assets......   1,258,750    6,923,500   (17,855,879)   (20,687,306)
Net assets at beginning of period...................  27,833,162   20,909,662   110,680,545    131,367,851
                                                     -----------  -----------  ------------   ------------
Net assets at end of period......................... $29,091,912  $27,833,162  $ 92,824,666   $110,680,545
                                                     ===========  ===========  ============   ============

                       See Notes to Financial Statements

                       PHL VARIABLE ACCUMULATION ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

   The PHL Variable Accumulation Account (the "Separate Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 60 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

   The Separate Account invests in the following investment options:

   AIM V.I. Capital Appreciation Fund - Class I
   AIM V.I. Core Equity Fund - Class I
   AIM V.I. Mid Cap Core Equity Fund - Class I
   Alger American Leveraged AllCap Portfolio - Class O
   DWS Equity 500 Index Fund VIP - Class A
   Federated Fund for U.S. Government Securities II
   Federated High Income Bond Fund II - Primary Shares
   Fidelity VIP Contrafund(R) Portfolio - Service Class
   Fidelity VIP Growth Opportunities Portfolio - Service Class
   Fidelity VIP Growth Portfolio - Service Class
   Fidelity VIP Investment Grade Bond Portfolio - Service Class
   Franklin Income Securities Fund - Class 2
   Lazard Retirement Small Cap Portfolio - Service Shares
   Lord Abbett Bond-Debenture Portfolio - Class VC
   Lord Abbett Growth and Income Portfolio - Class VC
   Lord Abbett Mid-Cap Value Portfolio - Class VC
   Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton
     Variable Insurance Products Trust)
   Neuberger Berman AMT Fasciano Portfolio - Class S
   Neuberger Berman AMT Guardian Portfolio - Class S
   Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Oppenheimer Global Securities Fund/VA - Service Shares
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Phoenix Capital Growth Series
   Phoenix Growth and Income Series
   Phoenix Mid-Cap Growth Series
   Phoenix Money Market Series
   Phoenix Multi-Sector Fixed Income Series
   Phoenix Multi-Sector Short Term Bond Series
   Phoenix Strategic Allocation Series
   Phoenix-Aberdeen International Series
   Phoenix-Alger Small-Cap Growth Series

                       PHL VARIABLE ACCUMULATION ACCOUNT

   Phoenix-Duff & Phelps Real Estate Securities Series
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth Phoenix-S&P Dynamic Asset Allocation Series: Growth
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth Phoenix-Sanford Bernstein Mid-Cap Value Series
   Phoenix-Sanford Bernstein Small-Cap Value Series
   Phoenix-Van Kampen Comstock Series
   Phoenix-Van Kampen Equity 500 Index Series
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class PIMCO VIT Real Return Portfolio - Advisor Class
   PIMCO VIT Total Return Portfolio - Advisor Class
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund Rydex Variable Trust Nova Fund
   Rydex Variable Trust Sector Rotation Fund
   Sentinel Variable Products Balanced Fund
   Sentinel Variable Products Bond Fund
   Sentinel Variable Products Common Stock Fund
   Sentinel Variable Products Mid Cap Growth Fund
   Sentinel Variable Products Small Company Fund
   Templeton Developing Markets Securities Fund - Class 2
   Templeton Foreign Securities Fund - Class 2
   Templeton Global Asset Allocation Fund - Class 2
   Templeton Growth Securities Fund - Class 2
   Van Kampen UIF Equity and Income Portfolio - Class II
   Wanger International Select
   Wanger International Small Cap
   Wanger Select
   Wanger U.S. Smaller Companies

   Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account ("GIA") and/or the Market Valuation Account ("MVA").

   Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2003 through December 31, 2004) have been reformatted to be consistent with the 2005, 2006 and 2007 disclosures.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business PHL Variable may conduct.

                       PHL VARIABLE ACCUMULATION ACCOUNT

Note 2--Significant Accounting Policies


   The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

F. Fair Value Measurements: In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). We have adopted SFAS 157 effective January 1, 2008. Adoption of this statement did not have a material impact on our financial statements.

Note 3--Purchases and Proceeds from Sales of Investments

   The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

Subaccount                                                           Purchases     Sales
----------                                                          ----------- -----------
    AIM V.I. Capital Appreciation Fund - Class I................... $ 8,429,215 $10,463,288
    AIM V.I. Core Equity Fund - Class I............................     488,494   2,949,357
    AIM V.I. Mid Cap Core Equity Fund - Class I....................     333,421   2,297,121
    Alger American Leveraged AllCap Portfolio - Class O............     248,977   4,852,307
    DWS Equity 500 Index Fund VIP - Class A........................  14,483,385  14,303,542
    Federated Fund for U.S. Government Securities II...............  39,955,921  31,925,614
    Federated High Income Bond Fund II - Primary Shares............   8,667,605   9,975,784
    Fidelity VIP Contrafund(R) Portfolio - Service Class...........  54,186,826  30,029,397
    Fidelity VIP Growth Opportunities Portfolio - Service Class....  52,728,067   7,689,816
    Fidelity VIP Growth Portfolio - Service Class..................   9,381,933  13,160,156
    Fidelity VIP Investment Grade Bond Portfolio - Service Class...  27,787,244   1,517,080
    Franklin Income Securities Fund - Class 2......................  46,520,856   5,302,447

                       PHL VARIABLE ACCUMULATION ACCOUNT

Subaccount                                                                Purchases       Sales
----------                                                              -------------- ------------
    Lazard Retirement Small Cap Portfolio - Service Shares............. $    1,519,998 $  1,382,197
    Lord Abbett Bond-Debenture Portfolio - Class VC....................      4,348,275    4,707,228
    Lord Abbett Growth and Income Portfolio - Class VC.................     64,238,202   21,995,947
    Lord Abbett Mid-Cap Value Portfolio - Class VC.....................      5,001,580    6,144,194
    Mutual Shares Securities Fund - Class 2............................     49,839,550   18,154,525
    Neuberger Berman AMT Fasciano Portfolio - S Class..................         76,340       54,245
    Neuberger Berman AMT Guardian Portfolio - S Class..................     28,720,489    1,057,972
    Oppenheimer Capital Appreciation Fund/VA - Service Shares..........        800,335      357,164
    Oppenheimer Global Securities Fund/VA - Service Shares.............      2,126,963      989,389
    Oppenheimer Main Street Small Cap Fund/VA - Service Shares.........     22,426,314    1,056,391
    Phoenix Capital Growth Series......................................      3,230,673   24,858,006
    Phoenix Growth and Income Series...................................     15,111,309   24,773,681
    Phoenix Mid-Cap Growth Series......................................      8,067,969   17,743,175
    Phoenix Money Market Series........................................    109,615,328   97,868,022
    Phoenix Multi-Sector Fixed Income Series...........................     42,006,397   26,417,421
    Phoenix Multi-Sector Short Term Bond Series........................      8,127,006   11,101,493
    Phoenix Strategic Allocation Series................................      7,404,579   19,255,089
    Phoenix-Aberdeen International Series..............................    107,973,326   55,160,381
    Phoenix-Alger Small-Cap Growth Series..............................      8,352,570    9,692,518
    Phoenix-Duff & Phelps Real Estate Securities Series................     36,487,228   39,286,262
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth.....     10,792,258    1,931,090
    Phoenix-S&P Dynamic Asset Allocation Series: Growth................     18,771,992    2,208,786
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate..............      4,359,116    1,487,170
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth.......      9,994,258    2,894,699
    Phoenix-Sanford Bernstein Mid-Cap Value Series.....................     42,582,210   23,722,479
    Phoenix-Sanford Bernstein Small-Cap Value Series...................     12,818,513   10,911,986
    Phoenix-Van Kampen Comstock Series.................................      8,207,695   15,858,945
    Phoenix-Van Kampen Equity 500 Index Series.........................     11,974,995   23,400,648
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class...     19,225,941    1,074,839
    PIMCO VIT Real Return Portfolio - Advisor Class....................      3,757,534    2,437,597
    PIMCO VIT Total Return Portfolio - Advisor Class...................      3,264,465    3,286,377
    Rydex Variable Trust Inverse Government Long Bond Strategy Fund....        391,055    1,861,912
    Rydex Variable Trust Nova Fund.....................................        138,239    1,115,239
    Rydex Variable Trust Sector Rotation Fund..........................        414,755    2,146,068
    Sentinel Variable Products Balanced Fund...........................        335,295        3,681
    Sentinel Variable Products Bond Fund...............................      4,825,950      135,573
    Sentinel Variable Products Common Stock Fund.......................     20,456,505      374,074
    Sentinel Variable Products Mid Cap Growth Fund.....................        493,210       16,423
    Sentinel Variable Products Small Company Fund......................      3,504,825       51,226
    Templeton Developing Markets Securities Fund - Class 2.............     19,848,727    9,679,865
    Templeton Foreign Securities Fund - Class 2........................     19,717,681   23,926,347
    Templeton Global Asset Allocation Fund - Class 2...................      2,071,334      727,668
    Templeton Growth Securities Fund - Class 2.........................     48,733,144   20,137,219
    Van Kampen UIF Equity and Income Portfolio - Class II..............        452,484       79,000
    Wanger International Select........................................     11,296,245    9,356,979
    Wanger International Small Cap.....................................     40,156,605   41,252,866
    Wanger Select......................................................      8,146,443    8,944,863
    Wanger U.S. Smaller Companies......................................     10,023,855   28,322,729
                                                                        -------------- ------------
                                                                        $1,125,441,704 $753,867,557
                                                                        ============== ============

                       PHL VARIABLE ACCUMULATION ACCOUNT

Note 4--Changes in Units Outstanding


   The changes in units outstanding were as follows:

                                                For period ended December 31, 2007   For period ended December 31, 2006
                                               -----------------------------------  -----------------------------------
                                                 Units       Units     Net Increase   Units       Units     Net Increase
Subaccount                                       Issued     Redeemed    (Decrease)    Issued     Redeemed    (Decrease)
----------                                     ---------- -----------  ------------ ---------- -----------  ------------
AIM V.I. Capital Appreciation Fund -
 Class I......................................  3,835,127  (4,110,175)    (275,048) 10,216,826  (3,975,324)   6,241,502
AIM V.I. Core Equity Fund - Class I...........    287,397  (2,398,164)  (2,110,767) 22,944,072  (8,711,757)  14,232,315
AIM V.I. Mid Cap Core Equity Fund -
 Class I......................................    174,372  (1,748,627)  (1,574,255)    743,949  (2,367,324)  (1,623,375)
Alger American Leveraged AllCap
 Portfolio - Class O..........................    122,262  (2,318,232)  (2,195,970)  1,644,292  (4,127,831)  (2,483,539)
DWS Equity 500 Index Fund VIP -
 Class A......................................  5,481,238  (5,344,953)     136,285  15,702,512  (9,290,712)   6,411,800
Federated Fund for U.S. Government
 Securities II................................ 13,688,344 (12,237,968)   1,450,376  30,526,155 (11,525,171)  19,000,984
Federated High Income Bond Fund II -
 Primary Shares...............................  2,488,631  (3,469,715)    (981,084)  2,665,351  (3,216,008)    (550,657)
Fidelity VIP Contrafund(R) Portfolio - Service
 Class........................................  9,493,446  (9,329,160)     164,286  10,008,641  (7,584,586)   2,424,055
Fidelity VIP Growth Opportunities
 Portfolio - Service Class.................... 27,209,302  (2,947,291)  24,262,011  13,071,437  (1,507,450)  11,563,987
Fidelity VIP Growth Portfolio - Service
 Class........................................  5,382,381  (6,776,133)  (1,393,752)  1,855,240  (5,842,712)  (3,987,472)
Fidelity VIP Investment Grade Bond
 Portfolio - Service Class.................... 27,436,411  (1,338,254)  26,098,157          --          --           --
Franklin Income Securities Fund - Class 2..... 40,808,593  (4,283,036)  36,525,557   8,646,559    (527,101)   8,119,458
Lazard Retirement Small Cap Portfolio -
 Service Shares...............................    128,549  (1,064,531)    (935,982)    701,464  (2,283,467)  (1,582,003)
Lord Abbett Bond-Debenture Portfolio -
 Class VC.....................................  2,960,140  (3,963,408)  (1,003,268)  3,233,542  (3,700,893)    (467,351)
Lord Abbett Growth and Income Portfolio -
 Class VC..................................... 41,692,253 (16,079,742)  25,612,511  30,405,900 (15,709,111)  14,696,789
Lord Abbett Mid-Cap Value Portfolio - Class
 VC...........................................  2,183,231  (4,690,117)  (2,506,886)  2,792,606  (6,658,192)  (3,865,586)
Mutual Shares Securities Fund - Class 2....... 22,985,923  (6,087,803)  16,898,120   8,635,495  (3,420,718)   5,214,777
Neuberger Berman AMT Fasciano
 Portfolio - S Class..........................     75,481     (53,665)      21,816      38,140          (4)      38,136
Neuberger Berman AMT Guardian
 Portfolio - S Class.......................... 26,512,228    (827,391)  25,684,837     507,613      (1,664)     505,949
Oppenheimer Capital Appreciation
 Fund/VA - Service Shares.....................    708,740    (309,523)     399,217     369,618        (961)     368,657
Oppenheimer Global Securities
 Fund/VA - Service Shares.....................  1,838,036    (864,383)     973,653   1,252,276    (157,828)   1,094,448
Oppenheimer Main Street Small Cap
 Fund/VA - Service Shares..................... 21,906,896    (909,446)  20,997,450     434,687     (12,160)     422,527
Phoenix Capital Growth Series.................  2,101,732 (17,120,534) (15,018,802) 25,435,382 (20,764,923)   4,670,459
Phoenix Growth and Income Series..............  4,744,205 (10,635,188)  (5,890,983) 11,613,992 (11,362,354)     251,638
Phoenix Mid-Cap Growth Series.................  4,568,923  (9,842,927)  (5,274,004) 17,721,122  (7,809,079)   9,912,043
Phoenix Money Market Series................... 55,667,034 (51,341,609)   4,325,425  43,852,787 (37,380,774)   6,472,013
Phoenix Multi-Sector Fixed Income Series...... 17,705,737  (9,772,923)   7,932,814   7,451,787  (9,650,888)  (2,199,101)

                       PHL VARIABLE ACCUMULATION ACCOUNT

                                           For period ended December 31, 2007   For period ended December 31, 2006
                                          -----------------------------------  -----------------------------------
                                            Units       Units     Net Increase   Units       Units     Net Increase
Subaccount                                  Issued     Redeemed    (Decrease)    Issued     Redeemed    (Decrease)
----------                                ---------- -----------  ------------ ---------- -----------  ------------
Phoenix Multi-Sector Short Term Bond
 Series..................................  5,910,603  (9,577,551)  (3,666,948)  8,074,225 (11,024,461)  (2,950,236)
Phoenix Strategic Allocation Series......    878,708  (7,706,744)  (6,828,036)  1,165,809 (12,420,925) (11,255,116)
Phoenix-Aberdeen International Series.... 34,387,409 (16,033,121)  18,354,288  59,752,541 (14,190,073)  45,562,468
Phoenix-Alger Small-Cap Growth Series....    562,230  (2,201,341)  (1,639,111)  5,938,807  (1,582,986)   4,355,821
Phoenix-Duff & Phelps Real Estate
 Securities Series.......................  8,417,045  (5,903,612)   2,513,433   5,903,531  (4,599,446)   1,304,085
Phoenix-S&P Dynamic Asset Allocation
 Series: Aggressive Growth...............  9,107,702  (1,497,049)   7,610,653   8,361,821    (275,525)   8,086,296
Phoenix-S&P Dynamic Asset Allocation
 Series: Growth.......................... 16,385,523  (1,766,639)  14,618,884  12,404,054  (4,467,047)   7,937,007
Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate........................  3,886,876  (1,327,518)   2,559,358   3,195,084    (246,196)   2,948,888
Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate Growth.................  8,750,921  (2,466,236)   6,284,685   6,948,636    (531,218)   6,417,418
Phoenix-Sanford Bernstein Mid-Cap Value
 Series.................................. 12,460,839  (5,931,072)   6,529,767   5,797,117  (6,386,043)    (588,926)
Phoenix-Sanford Bernstein Small-Cap Value
 Series..................................  1,871,082  (2,393,300)    (522,218)  3,907,177  (3,201,941)     705,236
Phoenix-Van Kampen Comstock Series.......  2,066,636  (5,826,921)  (3,760,285)  1,790,724  (6,512,695)  (4,721,971)
Phoenix-Van Kampen Equity 500 Index
 Series..................................  5,395,495 (10,995,257)  (5,599,762) 11,107,998  (6,781,070)   4,326,928
PIMCO VIT CommodityRealReturn Strategy
 Portfolio - Advisor Class............... 18,111,061    (902,918)  17,208,143     673,529    (192,167)     481,362
PIMCO VIT Real Return Portfolio - Advisor
 Class...................................  3,423,413  (2,250,972)   1,172,441     709,345    (187,001)     522,344
PIMCO VIT Total Return Portfolio -
 Advisor Class...........................  2,884,779  (3,093,450)    (208,671)  5,543,834    (188,715)   5,355,119
Rydex Variable Trust Inverse Government
 Long Bond Strategy Fund.................    266,875  (1,958,255)  (1,691,380)    356,763  (3,760,602)  (3,403,839)
Rydex Variable Trust Nova Fund...........     63,853    (617,994)    (554,141)    167,502  (2,041,228)  (1,873,726)
Rydex Variable Trust Sector Rotation
 Fund....................................     52,158  (1,254,909)  (1,202,751)  2,398,787  (4,788,737)  (2,389,950)
Sentinel Variable Products Balanced Fund.    298,435      (2,931)     295,504          --          --           --
Sentinel Variable Products Bond Fund.....  4,624,597    (126,216)   4,498,381          --          --           --
Sentinel Variable Products Common Stock
 Fund.................................... 19,303,866    (329,790)  18,974,076          --          --           --
Sentinel Variable Products Mid Cap Growth
 Fund....................................    457,232     (14,393)     442,839          --          --           --
Sentinel Variable Products Small Company
 Fund....................................  3,124,825     (44,397)   3,080,428          --          --           --
Templeton Developing Markets Securities
 Fund - Class 2..........................  9,638,565  (5,568,900)   4,069,665   1,724,838  (1,096,013)     628,825
Templeton Foreign Securities Fund -
 Class 2.................................  6,153,639  (8,349,755)  (2,196,116)  3,598,219  (4,139,805)    (541,586)
Templeton Global Asset Allocation Fund -
 Class 2.................................     15,742    (296,045)    (280,303)     31,953    (464,389)    (432,436)

                       PHL VARIABLE ACCUMULATION ACCOUNT

                                             For period ended December 31, 2007  For period ended December 31, 2006
                                             ----------------------------------  ---------------------------------
                                               Units      Units     Net Increase  Units      Units     Net Increase
Subaccount                                     Issued    Redeemed    (Decrease)   Issued    Redeemed    (Decrease)
----------                                   ---------- ----------  ------------ --------- ----------  ------------
Templeton Growth Securities Fund - Class 2.. 22,253,748 (6,642,879)  15,610,869  5,970,007 (5,577,230)     392,777
Van Kampen UIF Equity and Income Portfolio -
 Class II...................................    403,970    (67,513)     336,457    225,801    (41,736)     184,065
Wanger International Select.................  2,174,600 (2,154,587)      20,013  4,518,339 (3,653,645)     864,694
Wanger International Small Cap..............  8,028,001 (7,998,841)      29,160  6,527,611 (9,321,154)  (2,793,543)
Wanger Select...............................  2,075,570 (2,182,584)    (107,014) 2,712,076 (2,051,770)     660,306
Wanger U.S. Smaller Companies...............  1,338,489 (7,076,575)  (5,738,086) 1,938,534 (9,892,663)  (7,954,129)

Note 5--Financial Highlights

   A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
AIM V.I. Capital Appreciation Fund - Class I
   2007..... 26,874  1.01  to   2.60  66,230       --    0.90%   to    1.95%  (2.38%)  to  11.00%
   2006..... 27,149  1.15  to   2.35  60,601     0.07%   0.90%   to    1.95%   3.31%   to   5.35%
   2005..... 20,907  1.10  to   2.24  44,483     0.08%   0.90%   to    1.95%   4.23%   to   7.86%
   2004..... 14,510  1.17  to   2.08  28,566       --    0.75%   to    1.95%   2.28%   to   5.67%
   2003.....  8,357  1.11  to   2.54  15,472       --    0.75%   to    1.95%   1.32%   to  32.69%
AIM V.I. Core Equity Fund - Class I
   2007..... 12,122  1.15  to   1.17  14,048     1.05%   0.90%   to    1.95%   6.00%   to   7.14%
   2006/16/. 14,232  1.08  to   1.09  15,458     0.81%   0.90%   to    1.95%   7.73%   to   8.50%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
AIM V.I. Mid Cap Core Equity Fund - Class I
   2007.....  5,350  1.26  to   1.31   6,853     0.20%   0.50%   to    1.95%   7.40%   to  11.30%
   2006.....  6,924  1.17  to   1.21   8,201     0.88%   0.50%   to    1.95%   9.08%   to  10.69%
   2005.....  8,548  1.07  to   1.09   9,222     0.52%   0.50%   to    1.95%   5.53%   to   7.08%
   2004/8/..  7,864  1.02  to   1.02   7,992     2.09%   0.50%   to    1.95%   1.83%   to   1.94%
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Alger American Leveraged AllCap Portfolio - Class O
   2007.....  7,444  1.99  to   3.37  16,676       --    0.90%   to    1.95%  30.92%   to  32.33%
   2006.....  9,640  1.51  to   2.55  16,453       --    0.90%   to    1.95%  12.55%   to  18.19%
   2005..... 12,124  1.29  to   2.16  17,219       --    0.90%   to    1.95%   0.18%   to  13.42%
   2004..... 14,690  1.14  to   1.91  19,272       --    0.90%   to    1.95%   6.08%   to   7.21%
   2003..... 13,422  1.07  to   1.79  15,813       --    0.90%   to    1.95%   1.18%   to  33.51%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
DWS Equity 500 Index Fund VIP - Class A
   2007..... 32,498  0.97  to   2.83   82,484    1.52%   0.90%   to    2.25%  (0.14%)  to   4.34%
   2006..... 32,362  1.18  to   2.71   79,149    1.17%   0.90%   to    2.25%  (2.51%)  to  14.49%
   2005..... 25,950  1.04  to   2.37   56,171    1.42%   0.90%   to    2.25%   0.27%   to   5.20%
   2004..... 20,589  1.08  to   2.28   43,545    1.02%   0.50%   to    2.25%  (0.16%)  to   9.60%
   2003..... 13,216  1.11  to   2.49   26,642    0.65%   0.50%   to    1.95%   7.47%   to  27.00%
Federated Fund for U.S. Government Securities II
   2007..... 92,674  1.04  to   2.92  220,849    4.38%   0.50%   to    1.95%   0.33%   to   5.75%
   2006..... 91,224  1.02  to   2.77  209,018    3.86%   0.50%   to    1.95%   0.14%   to   3.62%
   2005..... 72,223  0.99  to   2.69  165,069    3.68%   0.50%   to    1.95%  (0.93%)  to   1.52%
   2004..... 55,859  1.03  to   2.66  129,138    4.18%   0.50%   to    1.95%   1.59%   to   3.09%
   2003..... 43,612  1.01  to   2.59  100,951    3.71%   0.50%   to    1.95%   0.37%   to   2.13%
Federated High Income Bond Fund II - Primary Shares
   2007.....  7,857  0.98  to   3.23   21,296    8.30%   0.75%   to    1.95%  (1.09%)  to   2.65%
   2006.....  8,838  1.12  to   3.14   23,709    8.64%   0.75%   to    1.95%   0.13%   to   9.98%
   2005.....  9,388  1.03  to   2.86   23,182    8.58%   0.75%   to    1.95%   0.66%   to   1.89%
   2004..... 12,797  1.16  to   2.81   31,179    7.96%   0.50%   to    1.95%   8.31%   to   9.63%
   2003..... 14,502  1.07  to   2.57   32,086    7.52%   0.50%   to    1.95%   7.95%   to  21.12%
Fidelity VIP Contrafund(R) Portfolio - Service Class
   2007..... 35,710  1.08  to   3.95  113,863    0.83%   0.90%   to    1.95%  (0.67%)  to  16.45%
   2006..... 35,546  1.24  to   3.40  100,303    1.13%   0.90%   to    1.95%   0.31%   to  10.59%
   2005..... 33,122  1.13  to   3.08   84,975    0.17%   0.90%   to    1.95%   8.64%   to  15.80%
   2004..... 22,931  1.28  to   2.66   51,567    0.21%   0.75%   to    1.95%  10.09%   to  14.30%
   2003..... 15,576  1.13  to   2.50   30,712    0.28%   0.75%   to    1.95%   6.71%   to  33.09%
Fidelity VIP Growth Opportunities Portfolio - Service Class
   2007..... 43,891  1.10  to   2.91  101,935      --    0.90%   to    1.95%  10.35%   to  21.93%
   2006..... 19,629  1.12  to   2.39   42,654    0.39%   0.90%   to    1.95%  (0.42%)  to   4.36%
   2005.....  8,065  1.08  to   2.30   16,245    0.52%   0.90%   to    1.95%   4.93%   to   8.77%
   2004.....  3,263  1.17  to   2.13    5,432    0.44%   0.90%   to    1.95%   4.97%   to   6.10%
   2003.....  2,993  1.11  to   2.01    4,538    0.59%   0.90%   to    1.95%   9.01%   to  28.49%
Fidelity VIP Growth Portfolio - Service Class
   2007..... 19,209  1.16  to   3.70   41,309    0.62%   0.50%   to    1.95%  (2.64%)  to  26.23%
   2006..... 20,603  1.12  to   2.93   36,134    0.29%   0.50%   to    1.95%   3.75%   to   6.20%
   2005..... 24,590  1.07  to   2.76   40,518    0.38%   0.50%   to    1.95%   2.56%   to   5.34%
   2004..... 26,041  1.14  to   2.62   39,498    0.15%   0.50%   to    1.95%  (2.21%)  to   2.75%
   2003..... 21,490  1.12  to   2.55   29,795    0.15%   0.50%   to    1.95%  10.55%   to  32.12%
Fidelity VIP Investment Grade Bond Portfolio - Service Class
   2007/23/. 26,098  1.02  to   1.04   26,891    0.20%   0.90%   to    1.80%   0.71%   to   3.67%
   2006.....     --    --  to     --       --      --      --    to      --      --    to     --
   2005.....     --    --  to     --       --      --      --    to      --      --    to     --
   2004.....     --    --  to     --       --      --      --    to      --      --    to     --
   2003.....     --    --  to     --       --      --      --    to      --      --    to     --

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Franklin Income Securities Fund - Class 2
   2007.....  44,645 0.96  to   1.14   49,235    2.99%   0.90%   to    1.95%   0.17%  to   2.82%
   2006/21/.   8,119 1.04  to   1.11    8,983    0.68%   0.90%   to    1.95%   3.11%  to  12.87%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lazard Retirement Small Cap Portfolio - Service Shares
   2007.....   2,585 1.13  to   1.16    2,961      --    0.90%   to    1.95%  (9.02%) to  (8.04%)
   2006.....   3,521 1.24  to   1.26    4,403      --    0.90%   to    1.95%  13.81%  to  15.03%
   2005/10/.   5,103 1.09  to   1.10    5,571      --    0.90%   to    1.95%   1.74%  to  12.13%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lord Abbett Bond-Debenture Portfolio - Class VC
   2007.....  13,608 1.00  to   1.17   15,669    5.95%   0.90%   to    1.95%  (0.44%) to   5.23%
   2006.....  14,611 1.09  to   1.11   16,072    6.00%   0.90%   to    1.95%   0.62%  to   8.35%
   2005/11/.  15,079 1.02  to   1.02   15,385    7.32%   0.90%   to    1.95%  (0.01%) to   4.69%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lord Abbett Growth and Income Portfolio - Class VC
   2007..... 132,183 0.97  to   1.25  163,065    1.35%   0.90%   to    1.95%   1.13%  to   3.47%
   2006..... 106,571 1.20  to   1.22  129,362    1.36%   0.90%   to    1.95%   4.41%  to  16.22%
   2005/9/..  91,874 1.04  to   1.05   96,321    1.57%   0.90%   to    1.95%   2.04%  to   8.58%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lord Abbett Mid-Cap Value Portfolio - Class VC
   2007.....  13,625 0.89  to   1.20   16,172    0.40%   0.90%   to    1.95%  (7.61%) to  (0.33%)
   2006.....  16,132 1.18  to   1.21   19,312    0.46%   0.90%   to    1.95%  (0.35%) to  11.22%
   2005/9/..  19,997 1.07  to   1.09   21,620    0.67%   0.90%   to    1.95%  (0.79%) to  13.48%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Mutual Shares Securities Fund - Class 2
   2007.....  36,007 0.94  to   3.81   83,298    1.35%   0.90%   to    1.95%  (1.65%) to   2.54%
   2006.....  19,109 1.25  to   3.71   53,592    1.24%   0.90%   to    1.95%   0.44%  to  17.32%
   2005.....  13,894 1.08  to   3.16   35,252    0.84%   0.90%   to    1.95%   5.11%  to   9.56%
   2004.....  11,370 1.24  to   2.89   26,137    0.80%   0.75%   to    1.95%   2.50%  to  11.62%
   2003.....   9,655 1.12  to   2.59   19,488    1.03%   0.75%   to    1.95%   8.60%  to  25.57%
Neuberger Berman AMT Fasciano Portfolio - S Class
   2007.....      60 0.95  to   1.01       57      --    0.90%   to    1.80%  (7.36%) to  (0.39%)
   2006/21/.      38 0.96  to   0.97       37      --    0.90%   to    1.80%  (4.34%) to   3.54%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Neuberger Berman AMT Guardian Portfolio - S Class
   2007.....  26,191 0.98  to   1.12   28,314    0.46%   0.90%   to    1.80%   0.12%  to   7.33%
   2006/21/.     506 1.04  to   1.06      534    1.29%   0.90%   to    1.65%   4.35%  to  15.67%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2007.....     768 1.13  to   1.16      877    0.01%   0.90%   to    1.80%   8.47%  to  12.83%
   2006/22/.     369 1.01  to   1.03      375      --    0.90%   to    1.80%   1.62%  to  12.46%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Oppenheimer Global Securities Fund/VA - Service Shares
   2007.....   2,068 0.97  to   1.12    2,284    0.94%   0.90%   to    1.95%  (4.89%) to   5.12%
   2006/17/.   1,094 1.06  to   1.07    1,162      --    0.90%   to    1.95%   4.31%  to  14.51%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   2007.....  21,420 0.89  to   1.01   20,465    0.03%   0.90%   to    1.80%  (7.27%) to  (2.28%)
   2006/20/.     423 0.99  to   1.04      423      --    0.90%   to    1.80%  (2.92%) to  12.11%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Phoenix Capital Growth Series
   2007.....  59,946 1.11  to   2.24   85,557    0.25%   0.90%   to    1.95%   8.58%  to   9.75%
   2006.....  74,964 1.02  to   2.04   97,738    0.24%   0.90%   to    1.95%   1.21%  to   8.04%
   2005.....  70,294 1.01  to   2.00   86,963    0.06%   0.90%   to    1.95%   1.70%  to   2.78%
   2004.....  93,245 0.99  to   1.95  112,519    0.81%   0.90%   to    1.95%   2.92%  to   4.03%
   2003..... 112,105 0.95  to   1.88  129,578    0.10%   0.90%   to    1.95%   3.31%  to  25.35%
Phoenix Growth and Income Series
   2007.....  43,261 0.98  to   3.45  102,198    0.94%   0.75%   to    1.95%  (2.83%) to   5.85%
   2006.....  49,152 1.19  to   3.26  108,401    1.15%   0.75%   to    1.95%   2.98%  to  16.31%
   2005.....  48,900 1.03  to   2.80   90,058    1.08%   0.75%   to    1.95%  (0.36%) to   4.55%
   2004.....  52,223 1.20  to   2.69   87,702    1.31%   0.75%   to    1.95%   8.32%  to   9.65%
   2003.....  42,548 1.10  to   2.45   61,415    1.17%   0.75%   to    1.95%   2.21%  to  26.32%
Phoenix Mid-Cap Growth Series
   2007.....  17,049 1.09  to   2.69   32,697      --    0.90%   to    1.95%  (3.16%) to  20.70%
   2006.....  22,323 1.07  to   2.23   36,076      --    0.90%   to    1.95%  (1.37%) to   3.20%
   2005.....  12,410 1.05  to   2.16   20,151      --    0.90%   to    1.95%  (0.87%) to   3.24%
   2004.....  18,284 1.12  to   2.10   29,040      --    0.90%   to    1.95%   4.64%  to   5.76%
   2003.....  19,554 1.07  to   1.99   28,900      --    0.90%   to    1.95%   2.47%  to  27.67%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                  At December 31,                 For the periods ended December 31,
            -------------------------------  ------------------------------------------------
                    Unit Fair Value    Net   Investment
             Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
            (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
            ------- ---------------  ------- ---------- ------------------   -----------------
Phoenix Money Market Series
   2007.... 41,913  1.02  to   2.41   81,064    4.77%   0.75%   to    1.95%    0.11%  to   4.09%
   2006.... 37,587  1.02  to   2.32   69,317    4.35%   0.75%   to    1.95%    0.00%* to   3.63%
   2005.... 31,115  1.00  to   2.24   56,230    2.53%   0.75%   to    1.95%    0.00%  to   1.81%
   2004.... 36,553  0.99  to   2.20   61,979    0.77%   0.75%   to    2.25%   (1.47%) to   0.04%
   2003.... 41,970  1.00  to   2.20   77,573    0.68%   0.75%   to    2.25%   (1.58%) to  (0.07%)
Phoenix Multi-Sector Fixed Income Series
   2007.... 51,838  1.00  to   3.29  124,807    5.71%   0.50%   to    1.95%    1.68%  to   3.19%
   2006.... 43,905  1.06  to   3.20  111,464    5.34%   0.50%   to    1.95%   (0.42%) to   6.31%
   2005.... 46,104  1.01  to   3.02  109,741    4.82%   0.50%   to    1.95%   (0.40%) to   1.28%
   2004.... 48,826  1.11  to   2.99  112,833    6.18%   0.50%   to    1.95%    3.49%  to   6.17%
   2003.... 39,784  1.06  to   2.83   82,061    6.72%   0.75%   to    1.95%    0.25%  to  13.72%
Phoenix Multi-Sector Short Term Bond Series
   2007.... 25,954  1.01  to   1.16   29,323    5.08%   0.90%   to    1.95%   (0.16%) to   3.05%
   2006.... 29,621  1.05  to   1.13   32,637    4.51%   0.90%   to    1.95%    3.66%  to   4.77%
   2005.... 32,571  1.01  to   1.07   34,440    3.73%   0.90%   to    1.95%   (0.87%) to   0.45%
   2004.... 28,678  1.04  to   1.07   30,379    4.41%   0.75%   to    1.95%    2.04%  to   4.39%
   2003/5/. 17,461  1.02  to   1.03   17,859    5.05%   0.75%   to    1.95%    0.12%  to   5.00%
Phoenix Strategic Allocation Series
   2007.... 26,152  1.00  to   3.03   63,031    2.53%   0.75%   to    1.95%   (1.25%) to   5.19%
   2006.... 32,980  1.27  to   2.88   76,077    2.50%   0.75%   to    1.95%   10.50%  to  11.85%
   2005.... 44,235  1.14  to   2.58   91,736    2.28%   0.75%   to    1.95%   (1.80%) to   1.03%
   2004.... 56,804  1.14  to   2.55  116,772    2.58%   0.75%   to    1.95%    5.36%  to   6.65%
   2003.... 64,416  1.08  to   2.39  123,911    2.66%   0.75%   to    1.95%    4.65%  to  18.79%
Phoenix-Aberdeen International Series
   2007.... 92,535  1.05  to   5.21  316,871    1.68%   0.50%   to    1.95%    5.66%  to  14.37%
   2006.... 74,181  1.49  to   4.56  245,476    2.59%   0.50%   to    1.95%    0.55%  to  26.74%
   2005.... 28,619  1.19  to   3.59   63,545    4.47%   0.50%   to    1.95%    6.72%  to  17.98%
   2004.... 29,312  1.40  to   3.05   53,620    2.92%   0.50%   to    1.95%   15.17%  to  20.18%
   2003.... 25,479  1.18  to   2.53   38,468    1.92%   0.50%   to    1.95%   10.60%  to  41.66%
Phoenix-Alger Small-Cap Growth Series
   2007....  7,195  1.06  to   4.83   33,407      --    0.75%   to    1.95%   (4.53%) to  15.05%
   2006....  8,834  1.36  to   4.22   35,811    0.02%   0.75%   to    1.95%   10.22%  to  18.56%
   2005....  4,478  1.16  to   3.56   15,539      --    0.75%   to    1.95%   (2.25%) to  16.43%
   2004....  4,344  1.15  to   3.10   13,185      --    0.75%   to    1.95%   (9.64%) to   1.36%
   2003....  2,544  1.15  to   3.06    7,643      --    0.75%   to    1.95%   (3.45%) to  53.14%
Phoenix-Duff & Phelps Real Estate Securities Series
   2007.... 19,614  0.87  to   7.73   82,754    1.27%   0.50%   to    1.95%  (17.36%) to  (1.65%)
   2006.... 17,101  1.48  to   9.25  110,320    1.34%   0.50%   to    1.95%    9.68%  to  36.38%
   2005.... 15,797  1.10  to   6.81   76,155    1.74%   0.50%   to    1.95%    0.03%  to  14.52%
   2004.... 15,493  1.55  to   5.97   66,800    2.50%   0.50%   to    1.95%   27.28%  to  34.02%
   2003.... 14,497  1.17  to   4.47   47,159    3.40%   0.50%   to    1.95%   14.00%  to  39.52%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
   2007..... 15,697  0.99  to   1.20  18,345     1.58%   0.90%   to    1.80%  (1.91%)  to   7.47%
   2006/13/.  8,086  1.11  to   1.12   8,997     2.36%   0.90%   to    1.80%   1.29%   to  14.96%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-S&P Dynamic Asset Allocation Series: Growth
   2007..... 22,556  1.00  to   1.17  25,711     2.22%   0.90%   to    1.80%   4.03%   to   7.68%
   2006/15/.  7,937  1.04  to   1.09   8,616     1.94%   0.90%   to    1.80%   0.83%   to  10.56%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   2007.....  5,508  1.03  to   1.12   6,089     3.47%   0.90%   to    1.95%  (0.43%)  to   7.00%
   2006/14/.  2,949  1.03  to   1.05   3,075     4.46%   0.90%   to    1.95%   0.05%   to   6.87%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
   2007..... 12,702  1.01  to   1.16  14,429     2.54%   0.90%   to    1.95%  (2.09%)  to   7.52%
   2006/12/.  6,417  1.04  to   1.08   6,886     3.72%   0.90%   to    1.95%   2.55%   to  10.27%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2007..... 26,418  0.88  to   5.57  81,392     0.14%   0.50%   to    1.95%  (5.76%)  to   2.51%
   2006..... 19,888  1.20  to   5.53  71,158     0.42%   0.50%   to    1.95%   6.75%   to  14.34%
   2005..... 20,477  1.06  to   4.87  65,289     0.11%   0.50%   to    1.95%  (1.55%)  to   7.19%
   2004..... 20,613  1.42  to   4.58  61,042     0.18%   0.50%   to    1.95%  18.06%   to  19.80%
   2003..... 18,073  1.20  to   3.85  42,763     0.21%   0.50%   to    1.95%  16.68%   to  40.27%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2007..... 10,590  0.88  to   4.66  41,422       --    0.90%   to    1.95%  (9.58%)  to   1.07%
   2006..... 11,112  1.23  to   4.80  45,913     0.23%   0.90%   to    1.95%   9.44%   to  15.70%
   2005..... 10,407  1.07  to   4.15  38,467       --    0.90%   to    1.95%   0.56%   to   6.50%
   2004..... 10,631  1.48  to   3.90  37,411       --    0.75%   to    1.95%  10.85%   to  21.57%
   2003.....  8,866  1.23  to   3.21  26,107       --    0.90%   to    1.95%  20.19%   to  42.57%
Phoenix-Van Kampen Comstock Series
   2007..... 16,095  0.89  to   3.38  40,472     1.50%   0.50%   to    1.95%  (6.46%)  to   7.62%
   2006..... 19,855  1.25  to   3.49  51,685     1.64%   0.50%   to    1.95%  10.13%   to  20.30%
   2005..... 24,577  1.24  to   2.91  53,686     1.10%   0.50%   to    1.95%  (1.86%)  to   4.90%
   2004..... 34,361  1.20  to   2.79  70,474     0.97%   0.50%   to    1.95%  10.71%   to  11.90%
   2003..... 26,606  1.08  to   2.49  48,713     0.94%   0.90%   to    1.95%   4.39%   to  22.76%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  ------------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   -----------------
Phoenix-Van Kampen Equity 500 Index Series
   2007..... 27,275  0.96  to   2.50  55,307     1.27%   0.90%   to    2.25%   (3.16%) to   5.71%
   2006..... 32,875  1.17  to   2.41  64,412     1.34%   0.90%   to    2.25%    3.06%  to  13.19%
   2005..... 28,548  1.22  to   2.13  49,041     1.22%   0.90%   to    2.25%   (4.47%) to   2.76%
   2004..... 35,053  1.20  to   2.08  58,129     1.47%   0.90%   to    2.25%    3.40%  to   8.85%
   2003..... 34,336  1.11  to   1.91  51,046     1.17%   0.90%   to    2.25%   10.77%  to  25.09%
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
   2007..... 17,690  1.14  to   1.21  20,489     7.30%   0.90%   to    1.95%    8.44%  to  22.03%
   2006/17/.    481  0.95  to   1.00     461    15.20%   0.90%   to    1.80%   (7.64%) to  (3.51%)
   2005.....     --    --  to     --      --       --      --    to      --       --   to     --
   2004.....     --    --  to     --      --       --      --    to      --       --   to     --
   2003.....     --    --  to     --      --       --      --    to      --       --   to     --
PIMCO VIT Real Return Portfolio - Advisor Class
   2007.....  1,695  1.08  to   1.11   1,868     4.53%   0.90%   to    1.80%   (0.17%) to  10.49%
   2006/20/.    522  1.00  to   1.02     530     4.51%   1.10%   to    1.80%   (1.72%) to   2.65%
   2005.....     --    --  to     --      --       --      --    to      --       --   to     --
   2004.....     --    --  to     --      --       --      --    to      --       --   to     --
   2003.....     --    --  to     --      --       --      --    to      --       --   to     --
PIMCO VIT Total Return Portfolio - Advisor Class
   2007.....  5,146  1.07  to   1.11   5,684     4.71%   0.90%   to    1.85%   (0.72%) to   7.65%
   2006/18/.  5,355  1.01  to   1.04   5,526     4.56%   0.90%   to    1.85%   (1.22%) to   4.15%
   2005.....     --    --  to     --      --       --      --    to      --       --   to     --
   2004.....     --    --  to     --      --       --      --    to      --       --   to     --
   2003.....     --    --  to     --      --       --      --    to      --       --   to     --
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2007.....  3,315  0.77  to   0.89   2,870     3.77%   0.90%   to    1.95%   (6.38%) to   3.57%
   2006.....  5,007  0.82  to   0.94   4,597     3.12%   0.90%   to    1.95%    6.01%  to   7.14%
   2005.....  8,410  0.77  to   0.88   7,228       --    0.90%   to    1.95%   (7.08%) to  (6.09%)
   2004.....  9,679  0.83  to   0.93   8,918       --    0.90%   to    1.95%  (12.41%) to  (7.00%)
   2003/6/..  5,403  0.94  to   1.05   5,669       --    0.90%   to    1.95%   (5.81%) to   9.53%
Rydex Variable Trust Nova Fund
   2007.....  1,299  1.61  to   1.69   2,140     1.16%   0.90%   to    1.95%   (0.85%) to   0.21%
   2006.....  1,853  1.62  to   1.68   3,056     0.93%   0.90%   to    1.95%    0.95%  to  18.20%
   2005.....  3,727  1.35  to   1.43   5,223     0.37%   0.90%   to    1.95%    1.95%  to   6.03%
   2004.....  3,860  1.32  to   1.38   5,278     0.05%   0.90%   to    1.95%   10.83%  to  13.59%
   2003/4/..  2,921  1.17  to   1.22   3,545       --    0.90%   to    1.85%    2.37%  to  20.71%
Rydex Variable Trust Sector Rotation Fund
   2007.....  2,339  1.78  to   1.92   4,392       --    0.90%   to    1.95%    4.16%  to  21.64%
   2006.....  3,541  1.22  to   1.58   5,490       --    0.90%   to    1.95%   (0.47%) to  10.39%
   2005.....  5,931  1.35  to   1.43   8,350       --    0.90%   to    1.95%   11.50%  to  12.69%
   2004.....  2,414  1.20  to   1.27   3,034       --    0.90%   to    1.95%    5.09%  to  12.91%
   2003/4/..  2,363  1.10  to   1.16   2,724       --    0.90%   to    1.80%    0.46%  to  16.17%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Sentinel Variable Products Balanced Fund
   2007/26/.    296  1.02  to   1.02     301    11.05%   1.10%   to    1.38%  (2.99%) to  (1.98%)
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Bond Fund
   2007/24/.  4,498  1.02  to   1.02   4,587    28.15%   0.90%   to    1.80%   1.33%  to   3.07%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Common Stock Fund
   2007/24/. 18,974  1.02  to   1.02  19,401     7.76%   0.90%   to    1.80%  (4.21%) to   0.87%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Mid Cap Growth Fund
   2007/25/.    443  1.08  to   1.08     477       --    0.90%   to    1.80%  (2.66%) to   1.53%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Small Company Fund
   2007/24/.  3,080  1.00  to   1.01   3,096     4.01%   0.90%   to    1.80%  (6.63%) to   0.07%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Templeton Developing Markets Securities Fund - Class 2
   2007.....  7,287  1.15  to   6.90  16,657     2.03%   0.90%   to    1.95%  (3.62%) to  28.59%
   2006.....  3,217  1.06  to   5.43   5,724     1.07%   0.90%   to    1.80%   0.88%  to  26.94%
   2005.....  2,588  1.09  to   3.50   3,634     1.30%   0.90%   to    1.60%  25.40%  to  26.28%
   2004.....  3,214  0.87  to   2.77   3,557     1.81%   0.90%   to    1.60%   5.78%  to  23.59%
   2003.....  4,064  0.70  to   2.77   3,591     1.17%   0.90%   to    1.60%  50.55%  to  51.62%
Templeton Foreign Securities Fund - Class 2
   2007..... 13,558  1.05  to   4.42  40,633     2.06%   0.50%   to    1.95%   1.02%  to  14.88%
   2006..... 15,754  1.32  to   3.85  41,893     1.24%   0.50%   to    1.95%   3.00%  to  20.84%
   2005..... 16,296  1.11  to   3.19  35,750     1.19%   0.50%   to    1.95%   4.77%  to   9.62%
   2004..... 16,494  1.36  to   2.91  31,997     1.06%   0.50%   to    1.95%  11.51%  to  17.94%
   2003..... 14,981  1.16  to   2.46  23,427     1.68%   0.50%   to    1.95%   8.87%  to  32.63%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Templeton Global Asset Allocation Fund - Class 2
   2007.....  2,127  2.19  to   3.72    4,844   17.59%   0.90%   to    1.60%   8.24%   to   9.02%
   2006.....  2,408  2.02  to   3.41    5,056    7.06%   0.90%   to    1.60%  19.18%   to  20.03%
   2005.....  2,840  1.69  to   2.84    4,982    3.68%   0.90%   to    1.60%   1.90%   to   2.63%
   2004.....  3,504  1.65  to   2.77    6,030    2.82%   0.90%   to    1.60%  13.87%   to  14.68%
   2003.....  4,340  1.45  to   2.42    6,504    2.58%   0.90%   to    1.60%  29.84%   to  30.77%
Templeton Growth Securities Fund - Class 2
   2007..... 33,792  0.95  to   3.81   74,605    1.25%   0.75%   to    1.95%  (0.78%)  to   1.80%
   2006..... 18,181  1.30  to   3.76   48,506    1.28%   0.75%   to    1.95%  10.08%   to  20.90%
   2005..... 17,788  1.41  to   3.12   40,604    1.15%   0.75%   to    1.95%   2.80%   to   8.05%
   2004..... 19,028  1.32  to   2.90   39,699    1.22%   0.75%   to    1.95%  13.76%   to  15.16%
   2003..... 19,585  1.15  to   2.53   35,681    1.50%   0.75%   to    1.95%   8.13%   to  33.82%
Van Kampen UIF Equity and Income Portfolio - Class II
   2007.....    521  0.96  to   1.10      560    1.49%   0.90%   to    1.80%  (3.28%)  to   2.43%
   2006/19/.    184  1.03  to   1.07      197    0.25%   0.90%   to    1.80%   0.63%   to  11.06%
   2005.....     --    --  to     --       --      --      --    to      --      --    to     --
   2004.....     --    --  to     --       --      --      --    to      --      --    to     --
   2003.....     --    --  to     --       --      --      --    to      --      --    to     --
Wanger International Select
   2007.....  6,225  1.09  to   5.90   26,318    0.70%   0.90%   to    1.95%  (4.28%)  to  20.68%
   2006.....  6,205  1.55  to   4.89   22,576    0.30%   0.90%   to    1.95%   7.84%   to  34.78%
   2005.....  5,340  1.16  to   3.63   14,782    1.97%   0.90%   to    1.95%   8.99%   to  16.12%
   2004.....  5,295  1.83  to   3.15   12,223    0.33%   0.90%   to    1.95%   2.86%   to  24.94%
   2003.....  5,475  1.49  to   2.55   10,408    0.29%   0.75%   to    1.95%  12.89%   to  39.97%
Wanger International Small Cap
   2007..... 30,013  1.03  to   6.91  145,767    0.87%   0.50%   to    1.95%   1.77%   to  15.73%
   2006..... 29,983  1.57  to   5.97  137,774    0.57%   0.50%   to    1.95%  15.04%   to  36.48%
   2005..... 32,777  1.17  to   4.38  111,676    1.04%   0.50%   to    1.95%   4.90%   to  20.92%
   2004..... 35,956  1.59  to   3.62  103,180    0.70%   0.50%   to    1.95%  19.04%   to  29.62%
   2003..... 37,064  1.24  to   2.79   83,580    0.30%   0.50%   to    1.95%  11.28%   to  48.12%
Wanger Select
   2007.....  7,203  0.94  to   5.31   29,092      --    0.90%   to    1.95%  (6.43%)  to   8.40%
   2006.....  7,310  1.33  to   4.90   27,833    0.36%   0.90%   to    1.95%  12.14%   to  18.63%
   2005.....  6,650  1.13  to   4.13   20,910      --    0.90%   to    1.95%   8.34%   to  10.01%
   2004.....  6,883  1.25  to   3.78   19,854      --    0.75%   to    1.95%   7.50%   to  18.23%
   2003.....  5,538  1.06  to   3.21   13,348      --    0.90%   to    1.95%   2.89%   to  29.55%
Wanger U.S. Smaller Companies
   2007..... 24,932  0.95  to   4.35   92,825      --    0.50%   to    1.95%  (5.79%)  to   4.86%
   2006..... 30,670  1.16  to   4.15  110,681    0.24%   0.50%   to    1.95%   0.11%   to   7.34%
   2005..... 38,624  1.09  to   3.86  131,368      --    0.50%   to    1.95%   4.99%   to  10.70%
   2004..... 46,105  1.34  to   3.49  143,130      --    0.50%   to    1.95%  12.12%   to  17.74%
   2003..... 50,151  1.15  to   2.96  133,745      --    0.50%   to    1.95%   9.31%   to  45.47%

                       PHL VARIABLE ACCUMULATION ACCOUNT

--------
*  Amount is less than 0.005%

/1 /The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2/ The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

/4  /From inception June 3, 2003 to December 31, 2003.

/5/  From inception June 4, 2003 to December 31, 2003.

/6/  From inception June 5, 2003 to December 31, 2003.

/7/  From inception June 22, 2004 to December 31, 2004.

/8/  From inception December 3, 2004 to December 31, 2004.

/9/  From inception April 22, 2005 to December 31, 2005.

/10/ From inception April 28, 2005 to December 31, 2005.

/11/ From inception April 29, 2005 to December 31, 2005.

/12/ From inception February 9, 2006 to December 31, 2006.

/13/ From inception February 14, 2006 to December 31, 2006.

/14/ From inception February 17, 2006 to December 31, 2006.

/15/ From inception March 10, 2006 to December 31, 2006.

/16/ From inception April 28, 2006 to December 31, 2006.

/17/ From inception May 3, 2006 to December 31, 2006.

/18/ From inception May 4, 2006 to December 31, 2006.

/19/ From inception May 8, 2006 to December 31, 2006.

                       PHL VARIABLE ACCUMULATION ACCOUNT

/20/ From inception May 9, 2006 to December 31, 2006.

/21/ From inception May 10, 2006 to December 31, 2006.

/22/ From inception May 18, 2006 to December 31, 2006.

/23/ From inception January 29, 2007 to December 31, 2007.

/24/ From inception September 11, 2007 to December 31, 2007.

/25/ From inception October 1, 2007 to December 31, 2007.

/26/ From inception October 10, 2007 to December 31, 2007.

Note 6--Fees and Related Party Transactions

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

   Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

   The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $8,662,781 and $6,048,261, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

   Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

   Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

   Other Charges - Phoenix may deduct other costs depending on the policy terms.

   All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

   Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

                       PHL VARIABLE ACCUMULATION ACCOUNT

C) Mortality and Expense Fee and Administration Fee charges

   Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and 0.125% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $35,805,385 and $25,040,784, respectively. This expense is taken out as a reduction of unit values.

Note 7--Distribution of Net Income

   The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 9--Liquidations and Mergers

   On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

   On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

                       PHL VARIABLE ACCUMULATION ACCOUNT

   On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

   On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

   On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

   On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

Note 10--Manager of Managers Exemptive Order

   The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of

                       PHL VARIABLE ACCUMULATION ACCOUNT
the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 11--Mixed and Shared Funding

   Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 12--Other

   On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

   On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc ("HIM") is the new subadvisor.

   On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

   On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

   On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

   The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of

                       PHL VARIABLE ACCUMULATION ACCOUNT
the most significant distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

   Due to an internal reorganization, effective August 1, 2007, Phoenix Variable Advisors, Inc. ("PVA") replaced Duff & Phelps Investment Management Company ("DPIM") as the advisor of the current Phoenix-Duff & Phelps Real Estate Securities Series. The Board approved the termination of the current investment advisory agreement for Phoenix-Duff & Phelps Real Estate Securities Series and approved a new investment advisory agreement at a meeting held
June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PVA replaced Phoenix Investment Counsel, Inc. ("PIC") as the advisor of the Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series. The Board approved the termination of the current investment advisory agreements for Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series and approved a new investment advisory agreement for each series at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, Aberdeen Asset Management Inc. ("AAM") remained the subadvisor to the Phoenix-Aberdeen International Series and the Board approved the termination of the current subadvisory agreement with PIC and approved a new subadvisory agreement between PVA and AAM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, DPIM was appointed the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series and the Board approved a new subadvisory agreement between PVA and DPIM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, Harris Investment Management, Inc. ("HIM") remained the subadvisor to the Phoenix Capital Growth Series and the Board approved the termination of the current subadvisory agreement and approved a new subadvisory agreement between PVA and HIM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PIC was appointed the subadvisor to the Phoenix Growth and Income Series and the Board approved a new subadvisory agreement between PVA and PIC at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PIC and Goodwin Capital Advisers, Inc. ("GCA") were appointed the subadvisor to the Phoenix Strategic Allocation Series and the Board approved a new subadvisory agreement for each subadvisor between (1) PVA and PIC and (2) PVA and GCA at a meeting held June 5, 2007; and

   Due to an internal reorganization, effective August 1, 2007, GCA was appointed the subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series and the Board approved a new subadvisory agreement for each series between PVA and GCA at a meeting held June 5, 2007

                            [LOGO]
PriceWaterhouseCoopers
______________________________________________________________________

                                           PricewaterhouseCoopers LLP
                                           Suite 2400
                                           185 Asylum St.
                                           Hartford CT 06103-3404
                                           Telephone (860)241 7000
                                           Facsimile (860)241 7590
                                           www.pwc.com


            Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLC
Hartford, CT

March 21, 2008

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2007 AND 2006

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                     ----------

Report of Independent Registered Public Accounting Firm                 F-3

Balance Sheet as of December 31, 2007 and 2006                          F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended December 31, 2007, 2006
  and 2005                                                              F-5

Statement of Cash Flows for the years ended December 31, 2007, 2006     F-6
  and 2005

Notes to Financial Statements                                        F-7 - F-27

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 7, 2008

                        PHL VARIABLE INSURANCE COMPANY
                                 BALANCE SHEET
                      ($ in thousands, except share data)
                          DECEMBER 31, 2007 AND 2006

                                                                2007        2006
                                                             ----------  ----------
ASSETS:
Available-for-sale debt securities, at fair value........... $1,709,586  $2,050,989
Policy loans, at unpaid principal balances..................     22,819      15,542
Other investments...........................................      1,251       1,612
                                                             ----------  ----------
Total investments...........................................  1,733,656   2,068,143
Cash and cash equivalents...................................    108,200      47,127
Accrued investment income...................................     17,518      19,882
Receivables.................................................     37,178      54,534
Deferred policy acquisition costs...........................  1,007,811     703,794
Receivable from related parties.............................        527         300
Other assets................................................     20,214       2,356
Separate account assets.....................................  3,389,356   2,953,063
                                                             ----------  ----------
TOTAL ASSETS................................................ $6,314,460  $5,849,199
                                                             ==========  ==========
LIABILITIES:
Policyholder deposit funds.................................. $1,134,635  $1,491,367
Policy liabilities and accruals.............................    966,945     706,198
Deferred income taxes.......................................    140,115      96,654
Payable to related parties..................................     28,969      25,081
Other liabilities...........................................     48,304      26,576
Separate account liabilities................................  3,389,356   2,953,063
                                                             ----------  ----------
TOTAL LIABILITIES                                             5,708,324   5,298,939
                                                             ----------  ----------
CONTINGENT LIABILITIES (NOTE 14)

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized;
  500 shares issued.........................................      2,500       2,500
Additional paid-in capital..................................    553,218     503,234
Retained earnings...........................................     62,202      47,215
Accumulated other comprehensive loss........................    (11,784)     (2,689)
                                                             ----------  ----------
TOTAL STOCKHOLDER'S EQUITY..................................    606,136     550,260
                                                             ----------  ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.................. $6,314,460  $5,849,199
                                                             ==========  ==========

  The accompanying notes are an integral part of these financial statements.

                        PHL VARIABLE INSURANCE COMPANY
 STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                               ($ in thousands)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                           2007      2006      2005
                                                         --------  --------  --------
REVENUES:
Premiums................................................ $ 18,602  $ 13,575  $  9,521
Insurance and investment product fees...................  263,696   180,498   109,270
Investment income, net of expenses......................  109,607   129,325   154,374
Net realized investment losses..........................   (7,043)   (2,460)  (10,569)
                                                         --------  --------  --------
TOTAL REVENUES..........................................  384,862   320,938   262,596
                                                         --------  --------  --------
BENEFITS AND EXPENSES:
Policy benefits.........................................  157,616   151,285   130,279
Policy acquisition cost amortization....................  124,015    91,168    80,402
Other operating expenses................................   83,601    65,388    50,493
                                                         --------  --------  --------
TOTAL BENEFITS AND EXPENSES.............................  365,232   307,841   261,174
                                                         --------  --------  --------
Income before income taxes..............................   19,630    13,097     1,422
Applicable income tax (expense) benefit.................   (3,643)   (3,016)    2,801
                                                         --------  --------  --------
NET INCOME.............................................. $ 15,987  $ 10,081  $  4,223
                                                         ========  ========  ========
FEES PAID TO RELATED PARTIES (NOTE 10)

COMPREHENSIVE INCOME:
NET INCOME.............................................. $ 15,987  $ 10,081  $  4,223
                                                         --------  --------  --------
Net unrealized investment losses........................   (9,095)   (1,277)   (9,986)
Net unrealized derivative instruments losses............       --      (807)     (335)
                                                         --------  --------  --------
OTHER COMPREHENSIVE LOSS................................   (9,095)   (2,084)  (10,321)
                                                         --------  --------  --------
COMPREHENSIVE INCOME (LOSS)............................. $  6,892  $  7,997  $ (6,098)
                                                         ========  ========  ========
ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent....................... $ 49,984  $     --  $     --

RETAINED EARNINGS:
Adjustment for initial application of FIN 48 (Note 2)...   (1,000)       --        --
Net income..............................................   15,987    10,081     4,223

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss................................   (9,095)   (2,084)  (10,321)
                                                         --------  --------  --------
CHANGE IN STOCKHOLDER'S EQUITY..........................   55,876     7,997    (6,098)
Stockholder's equity, beginning of year.................  550,260   542,263   548,361
                                                         --------  --------  --------
STOCKHOLDER'S EQUITY, END OF YEAR....................... $606,136  $550,260  $542,263
                                                         ========  ========  ========

  The accompanying notes are an integral part of these financial statements.

                        PHL VARIABLE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                               ($ in thousands)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                      2007         2006         2005
                                                   ----------  -----------  -----------
OPERATING ACTIVITIES:
Net income........................................ $   15,987  $    10,081  $     4,223
Net realized investment losses....................      7,043        2,460       10,569
Investment (gains) losses.........................      1,473        4,206      (15,293)
Deferred income taxes.............................     48,358       24,419       15,512
(Increase) decrease in receivables................     (4,520)      (6,939)       4,091
Increase in deferred policy acquisition costs.....   (276,592)    (179,410)     (56,634)
Increase in policy liabilities and accruals.......    278,134      210,368      155,315
Other assets and other liabilities change.........      7,868       (1,224)      30,634
                                                   ----------  -----------  -----------
CASH FROM OPERATING ACTIVITIES....................     77,751       63,961      148,417
                                                   ----------  -----------  -----------
INVESTING ACTIVITIES:
Investment purchases..............................   (890,909)  (1,007,973)  (1,148,093)
Investment sales, repayments and maturities.......  1,207,988    1,728,360    1,357,687
                                                   ----------  -----------  -----------
CASH FROM INVESTING ACTIVITIES....................    317,079      720,387      209,594
                                                   ----------  -----------  -----------
FINANCING ACTIVITIES:
Policyholder deposit fund deposits................    266,750      223,309      236,099
Policyholder deposit fund withdrawals.............   (625,507)    (986,348)    (607,890)
Capital contributions from parent.................     25,000           --           --
                                                   ----------  -----------  -----------
CASH FOR FINANCING ACTIVITIES.....................   (333,757)    (763,039)    (371,791)
                                                   ----------  -----------  -----------
CHANGE IN CASH AND CASH EQUIVALENTS...............     61,073       21,309      (13,780)
Cash and cash equivalents, beginning of year......     47,127       25,818       39,598
                                                   ----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF YEAR............ $  108,200  $    47,127  $    25,818
                                                   ==========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                        PHL VARIABLE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

1. ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (PNX), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company.

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ materially from the accounting practices prescribed by various insurance regulatory authorities. We have reclassified certain amounts for 2006 and 2005 to conform with the 2007 presentation.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred income taxes and contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

We adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007. The entire amount of unrecognized tax benefits would, if recognized, impact the annual effective tax rate upon recognition. See Note 9 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

Effective January 1, 2006, we adopted SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We adopted this standard effective January 1, 2007 with no material effect on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide "Investment Companies" and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" (SOP 07-1). SOP 07-1 broadens the definition of an investment company for application of this guidance. It provides that an entity that meets the definition of an investment company use fair value as a basis of accounting and reporting and that a parent retains the specialized fair value accounting of the entity if certain criteria are met. On February 14, 2008, the FASB deferred the effective date of SOP 07-1 indefinitely.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no material effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective
January 1, 2008. We do not expect adoption of this statement to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include other partnership interests in which we do not have control or a majority ownership interest and are recorded using the equity method of accounting. We record the net income from investments in partnerships in net investment income.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to estimated gross profits
(EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns and expenses.

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no-lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

   .   the extent and the duration of the decline;

   . the reasons for the decline in value (credit event, interest related or market fluctuations);

   . our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

   .   the financial condition of and near term prospects of the issuer.

INCOME TAXES

We account for income taxes in accordance with SFAS No. 109, "Accounting for Income Taxes" (SFAS 109). Accordingly, income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryovers. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances in accordance with SFAS 109's intraperiod allocation rules. We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense.

3. REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   . On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

   . We cede 80% to 90% of the mortality risk on most new issues of term insurance.

   . In August 2006, we entered into an agreement to cede 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2 million or greater.

   . On January 1, 1996, we entered into a reinsurance agreement that covers 100% of the excess death benefits and related reserves for most variable annuity policies issued from January 1, 1983 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.

   . We cede to Phoenix Life 100% of the guaranteed minimum accumulation and withdrawal benefits on our variable annuities.

   . Effective January 1, 2008, we entered into an agreement to cede 75% of the risk in excess of $6.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007.

DIRECT BUSINESS AND REINSURANCE:

                                                                    YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------
                                                               2007          2006          2005
($ in thousands)                                           ------------  ------------  ------------
Direct premiums........................................... $     87,132  $     71,350  $     55,277
Premiums ceded to reinsurers..............................      (68,530)      (57,775)      (45,756)
                                                           ------------  ------------  ------------
PREMIUMS.................................................. $     18,602  $     13,575  $      9,521
                                                           ============  ============  ============
Direct policy benefits incurred........................... $     85,898  $     54,055  $     15,538
Policy benefits assumed from reinsureds...................          505           965           381
Policy benefits ceded to reinsurers.......................      (44,707)      (26,398)       (9,572)
                                                           ------------  ------------  ------------
POLICY BENEFITS........................................... $     41,696  $     28,622  $      6,347
                                                           ============  ============  ============
Direct life insurance in-force............................ $ 70,502,325  $ 55,175,351  $ 41,566,483
Life insurance in-force assumed from reinsureds...........      121,673       104,826       135,447
Life insurance in-force ceded to reinsurers...............  (48,687,754)  (40,820,818)  (30,459,568)
                                                           ------------  ------------  ------------
LIFE INSURANCE IN-FORCE................................... $ 21,936,244  $ 14,459,359  $ 11,242,362
                                                           ============  ============  ============
Percentage of amount assumed to net insurance in-force....         0.55%         0.72%         1.20%
                                                           ============  ============  ============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $115,920 thousand, $122,663 thousand and $123,932 thousand, net of reinsurance, for the years ended December 31, 2007, 2006 and 2005, respectively.

Irrevocable letters of credit aggregating $26,986 thousand at December 31, 2007 have been arranged with commercial banks in our favor to collateralize the ceded reserves.

4. DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:

                                                       YEAR ENDED DECEMBER 31,
                                                   ------------------------------
                                                      2007       2006      2005
($ in thousands)                                   ----------  --------  --------
Direct acquisition costs deferred................. $  400,607  $270,577  $137,036
Recurring costs amortized to expense..............   (126,163)  (92,255)  (86,608)
Credit related to investment gains or losses......      2,148     1,087     6,206
Offsets to net unrealized investment gains or
  losses included in other comprehensive income
  (loss) (Note 12)................................     27,425    (4,930)   39,223
                                                   ----------  --------  --------
Change in deferred policy acquisition costs.......    304,017   174,479    95,857
Deferred policy acquisition costs, beginning of
  year............................................    703,794   529,315   433,458
                                                   ----------  --------  --------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.... $1,007,811  $703,794  $529,315
                                                   ==========  ========  ========

During 2007, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the quarter. The effects of these adjustments resulted in an overall $1,649 thousand pre-tax benefit to net income.

During 2006, we benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins and expenses. The effects of the unlocking resulted in an overall $6.7 million pre-tax charge to net income, as well as increased unearned revenue liabilities by $1.3 million, increased benefit reserves by $4.5 million, increased reinsurance liability by $1.2 million and decreased amortization by $0.4 million.

5. POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.00% to 5.25% as of December 31, 2007, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 2.9% to 14.0% as of December 31, 2007, less administrative charges.

6. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

FAIR VALUE AND COST OF DEBT SECURITIES:

                                                     AS OF DECEMBER 31,
                                         -------------------------------------------
                                                 2007                  2006
                                         --------------------- ---------------------
                                         FAIR VALUE    COST    FAIR VALUE    COST
($ in thousands)                         ---------- ---------- ---------- ----------
U.S. government and agency.............. $   65,774 $   64,884 $   92,579 $   93,425
State and political subdivision.........     11,029     11,134     15,900     16,281
Foreign government......................     30,423     27,716     49,884     46,505
Corporate...............................    975,058    998,982  1,157,781  1,172,275
Mortgage-backed.........................    358,479    372,733    452,641    455,739
Other asset-backed......................    268,823    288,927    282,204    280,086
                                         ---------- ---------- ---------- ----------
AVAILABLE-FOR-SALE DEBT SECURITIES...... $1,709,586 $1,764,376 $2,050,989 $2,064,311
                                         ========== ========== ========== ==========

UNREALIZED GAINS (LOSSES) FROM
DEBT SECURITIES:

                                                    AS OF DECEMBER 31,
                                            ----------------------------------
                                                  2007              2006
                                            ----------------  ----------------
                                             GAINS   LOSSES    GAINS   LOSSES
($ in thousands)                            ------- --------  ------- --------
U.S. government and agency................. $ 1,193 $   (303) $   295 $ (1,141)
State and political subdivision............      11     (116)      17     (398)
Foreign government.........................   2,732      (25)   3,590     (211)
Corporate..................................   8,774  (32,698)   6,523  (21,017)
Mortgage-backed............................   2,654  (16,908)   2,862   (5,960)
Other asset-backed.........................     875  (20,979)   3,857   (1,739)
                                            ------- --------  ------- --------
DEBT SECURITIES GAINS AND LOSSES........... $16,239 $(71,029) $17,144 $(30,466)
                                            ======= ========  ======= ========
DEBT SECURITIES NET LOSSES.................         $(54,790)         $(13,322)
                                                    ========          ========

AGING OF TEMPORARILY IMPAIRED
DEBT SECURITIES:

                                                 AS OF DECEMBER 31, 2007
                              ---------------------------------------------------------------
                              LESS THAN 12 MONTHS GREATER THAN 12 MONTHS         TOTAL
                              ------------------  ---------------------  --------------------
                               FAIR    UNREALIZED  FAIR      UNREALIZED    FAIR     UNREALIZED
                               VALUE     LOSSES    VALUE       LOSSES      VALUE      LOSSES
($ in thousands)              -------- ----------  --------  ----------  ---------- ----------
Debt Securities
U.S. government and agency... $     --  $     --  $ 15,629    $   (303)  $   15,629  $   (303)
State and political
  subdivision................       --        --    10,516        (116)      10,516      (116)
Foreign government...........       --        --     2,464         (25)       2,464       (25)
Corporate....................  134,427    (9,598)  478,287     (23,100)     612,714   (32,698)
Mortgage-backed..............  105,599    (9,822)  162,554      (7,086)     268,153   (16,908)
Other asset-backed...........  137,632   (15,661)   81,534      (5,318)     219,166   (20,979)
                              --------  --------   --------   --------   ----------  --------
TOTAL TEMPORARILY
  IMPAIRED SECURITIES........ $377,658  $(35,081) $750,984    $(35,948)  $1,128,642  $(71,029)
                              ========  ========   ========   ========   ==========  ========
BELOW INVESTMENT GRADE....... $ 39,024  $ (1,797) $ 67,088    $ (7,484)  $  106,112  $ (9,281)
                              ========  ========   ========   ========   ==========  ========
BELOW INVESTMENT GRADE AFTER
  OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..................           $   (292)             $ (1,306)              $ (1,598)
                                        ========              ========               ========
NUMBER OF SECURITIES.........                243                   411                    654
                                        ========              ========               ========

Below investment grade debt securities with a fair value of less than 80% of the security's amortized costs totaled $(3,933) thousand at December 31, 2007, of which none have been in a significant loss position for greater than 12 months.

All of these securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED
DEBT AND EQUITY SECURITIES:

                                                  AS OF DECEMBER 31, 2006
                              --------------------------------------------------------------
                              LESS THAN 12 MONTHS GREATER THAN 12 MONTHS         TOTAL
                              ------------------  --------------------   --------------------
                               FAIR    UNREALIZED   FAIR      UNREALIZED   FAIR     UNREALIZED
                               VALUE     LOSSES     VALUE       LOSSES     VALUE      LOSSES
($ in thousands)              -------- ---------- ----------  ---------- ---------- ----------
Debt Securities
U.S. government and agency... $  5,643  $   (19)  $   50,878   $ (1,122) $   56,521  $ (1,141)
State and political
  subdivision................    1,014       (3)      14,367       (395)     15,381      (398)
Foreign government...........    4,024      (10)       9,323       (201)     13,347      (211)
Corporate....................  152,344   (1,595)     689,660    (19,422)    842,004   (21,017)
Mortgage-backed..............   78,465     (693)     257,905     (5,267)    336,370    (5,960)
Other asset-backed...........   53,844     (171)     102,302     (1,568)    156,146    (1,739)
                              --------  -------   ----------   --------  ----------  --------
TOTAL TEMPORARILY
  IMPAIRED SECURITIES........ $295,334  $(2,491)  $1,124,435   $(27,975) $1,419,769  $(30,466)
                              ========  =======   ==========   ========  ==========  ========
BELOW INVESTMENT GRADE....... $ 20,190  $  (377)  $   90,763   $ (3,859) $  110,953  $ (4,236)
                              ========  =======   ==========   ========  ==========  ========
BELOW INVESTMENT GRADE AFTER
  OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..................           $   (45)               $   (550)             $   (595)
                                        =======                ========              ========
NUMBER OF SECURITIES.........               165                     565                   730
                                        =======                ========              ========

There were no unrealized losses of below investment grade debt securities with a fair value less than 80% of the securities amortized cost at December 31, 2006.

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2007 and 2006, we had on deposit securities with a fair value of $7,370 thousand and $8,216 thousand, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:

                                                     YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    2007      2006      2005
($ in thousands)                                  --------  --------  --------
Debt securities.................................. $105,342  $127,977  $155,648
Equity securities................................       --        --         2
Other investments................................      162       148       183
Other income.....................................      421        --        --
Policy loans.....................................    1,472       581       479
Cash and cash equivalents........................    4,395     3,089     1,061
                                                  --------  --------  --------
Total investment income..........................  111,792   131,795   157,373
Investment expenses..............................   (2,185)   (2,470)   (2,999)
                                                  --------  --------  --------
NET INVESTMENT INCOME............................ $109,607  $129,325  $154,374
                                                  ========  ========  ========

NET REALIZED INVESTMENT GAINS (LOSSES)

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):

                                                           YEAR ENDED DECEMBER 31,
                                                    ------------------------------------
                                                       2007         2006         2005
($ in thousands)                                    ----------  -----------  -----------
DEBT SECURITY IMPAIRMENTS.......................... $   (3,287) $      (411) $    (2,651)
                                                    ----------  -----------  -----------
Debt security transaction gains....................      1,465        2,955        1,764
Debt security transaction losses...................     (2,827)      (7,253)      (9,254)
Equity security transaction gains..................         --           --           26
Equity security transaction losses.................         --           --          (13)
Other investment transaction gains (losses)........     (2,394)       2,249         (441)
                                                    ----------  -----------  -----------
NET TRANSACTION LOSSES.............................     (3,756)      (2,049)      (7,918)
                                                    ----------  -----------  -----------
NET REALIZED INVESTMENT LOSSES..................... $   (7,043) $    (2,460) $   (10,569)
                                                    ==========  ===========  ===========

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):

                                                           YEAR ENDED DECEMBER 31,
                                                    ------------------------------------
                                                       2007         2006         2005
($ in thousands)                                    ----------  -----------  -----------
Debt securities.................................... $  (41,468) $     2,956  $   (54,591)
Equity securities..................................         --           --            5
Other investments..................................         50           10           --
                                                    ----------  -----------  -----------
NET UNREALIZED INVESTMENT GAINS (LOSSES)........... $  (41,418) $     2,966  $   (54,586)
                                                    ==========  ===========  ===========

Net unrealized investment gains (losses)........... $  (41,418) $     2,966  $   (54,586)
                                                    ----------  -----------  -----------
Applicable deferred policy acquisition costs (Note
  4)...............................................    (27,425)       4,930      (39,223)
Applicable deferred income tax benefit.............     (4,898)        (687)      (5,377)
                                                    ----------  -----------  -----------
Offsets to net unrealized investment losses........    (32,323)       4,243      (44,600)
                                                    ----------  -----------  -----------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN OTHER
  COMPREHENSIVE INCOME............................. $   (9,095) $    (1,277) $    (9,986)
                                                    ==========  ===========  ===========

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS
AND MATURITIES:
                                                           YEAR ENDED DECEMBER 31,
                                                    ------------------------------------
                                                       2007         2006         2005
($ in thousands)                                    ----------  -----------  -----------
Debt security purchases............................ $ (883,282) $  (999,542) $(1,139,974)
Equity security purchases..........................         --           --           --
Other investment purchases.........................       (350)      (1,060)      (2,434)
Policy loan advances, net..........................     (7,277)      (7,371)      (5,685)
                                                    ----------  -----------  -----------
INVESTMENT PURCHASES............................... $ (890,909) $(1,007,973) $(1,148,093)
                                                    ==========  ===========  ===========

Debt securities sales.............................. $  816,170  $ 1,178,127  $   873,995
Debt securities maturities and repayments..........    390,297      549,483      477,568
Equity security sales..............................         --           --          279
Other investment sales.............................      1,521          750        5,845
                                                    ----------  -----------  -----------
INVESTMENT SALES, REPAYMENTS AND MATURITIES........ $1,207,988  $ 1,728,360  $ 1,357,687
                                                    ==========  ===========  ===========

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

MATURITIES OF DEBT SECURITIES:

                                                        AS OF DECEMBER 31, 2007
                                                        -----------------------
                                                           COST     FAIR VALUE
($ in thousands)                                        ----------  ----------
Due in one year or less................................ $  139,910  $  139,540
Due after one year through five years..................    429,405     424,704
Due after five years through ten years.................    455,099     441,414
Due after ten years....................................    739,962     703,928
                                                        ----------  ----------
TOTAL.................................................. $1,764,376  $1,709,586
                                                        ==========  ==========

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   . Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

   . Liabilities associated with the guaranteed minimum income benefit (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB, 200 stochastically generated scenarios were used. For annuities with GMIB, we used 1,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF
CONTRACTS WITH GUARANTEES:

                                                           AS OF DECEMBER 31,
                                                          ---------------------
                                                             2007       2006
($ in thousands)                                          ---------- ----------
Debt securities.......................................... $  494,660 $  456,148
Equity funds.............................................  2,213,164  1,861,762
Other....................................................     80,657     68,810
                                                          ---------- ----------
TOTAL.................................................... $2,788,481 $2,386,720
                                                          ========== ==========

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

CHANGES IN GUARANTEED LIABILITY BALANCES:

                                                                 YEAR ENDED
                                                              DECEMBER 31, 2007
                                                              -----------------
                                                               ANNUITY  ANNUITY
                                                                GMDB     GMIB
($ in thousands)                                              --------  -------
Liability balance as of January 1, 2007...................... $ 26,979  $3,568
Incurred.....................................................  (21,813)  2,137
Paid.........................................................   (2,057)     --
                                                              --------  ------
LIABILITY BALANCE AS OF DECEMBER 31, 2007.................... $  3,109  $5,705
                                                              ========  ======

CHANGES IN GUARANTEED LIABILITY BALANCES:

                                                                 YEAR ENDED
                                                              DECEMBER 31, 2006
                                                              ----------------
                                                              ANNUITY   ANNUITY
                                                               GMDB      GMIB
($ in thousands)                                              -------   -------
Liability balance as of January 1, 2006...................... $27,749   $2,474
Incurred.....................................................   1,721    1,094
Paid.........................................................  (2,491)      --
                                                              -------   ------
LIABILITY BALANCE AS OF DECEMBER 31, 2006.................... $26,979   $3,568
                                                              =======   ======

The reinsurance recoverable asset related to the GMDB was $1,335 thousand and $17,139 thousand as of December 31, 2007 and 2006, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB), a guaranteed minimum accumulation benefit (GMAB) and a guaranteed pay-out annuity floor (GPAF).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005 that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we have entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2007 and 2006, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2007 or 2006. See Note 10 to these financial statements for more information.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:

                                                             NET AMOUNT     AVERAGE
                                                  ACCOUNT   AT RISK AFTER ATTAINED AGE
                                                   VALUE     REINSURANCE  OF ANNUITANT
($ in thousands)                                 ---------- ------------- ------------
GMDB return of premium.......................... $1,396,515    $ 5,398         59
GMDB step up....................................  1,761,416     33,481         60
GMDB earnings enhancement benefit (EEB).........     78,136         --         60
GMDB greater of annual step up and roll up......     42,492      3,582         63
                                                 ----------    -------
TOTAL GMDB AT DECEMBER 31, 2007................. $3,278,559    $42,461
                                                 ==========    =======

GMIB............................................ $  696,006                    59
GMAB............................................    381,304                    55
GMWB............................................    202,073                    61
GPAF............................................     36,684                    74
                                                 ----------
TOTAL AT DECEMBER 31, 2007...................... $1,316,067
                                                 ==========

With the return of premium, the death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

With the step up, the death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

With EEB, the death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

With greater of annual step up and annual roll up, the death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2007 and 2006, we held additional universal life benefit reserves of $25,930 thousand and $8,841 thousand, respectively.

8. FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR
VALUES OF FINANCIAL INSTRUMENTS:

                                                AS OF DECEMBER 31,
                                    -------------------------------------------
                                            2007                  2006
                                    --------------------- ---------------------
                                     CARRYING    FAIR      CARRYING    FAIR
                                      VALUE      VALUE      VALUE      VALUE
($ in thousands)                    ---------- ---------- ---------- ----------
Cash and cash equivalents.......... $  108,200 $  108,200 $   47,127 $   47,127
Debt securities....................  1,709,586  1,709,586  2,050,989  2,050,989
Policy loans.......................     22,819     22,819     15,542     15,542
                                    ---------- ---------- ---------- ----------
FINANCIAL ASSETS................... $1,840,605 $1,840,605 $2,113,658 $2,113,658
                                    ========== ========== ========== ==========

Investment contracts............... $1,134,635 $1,139,325 $1,491,367 $1,486,758
                                    ---------- ---------- ---------- ----------
FINANCIAL LIABILITIES.............. $1,134,635 $1,139,325 $1,491,367 $1,486,758
                                    ========== ========== ========== ==========

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognized an after-tax gain of $0.0 million, $1.2 million and $0.3 million for the years ended December 31, 2007, 2006 and 2005 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which had been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2007, 2006 and 2005, we reclassified after-tax gains of $0.0 million, $1.2 million and $0.3 million, respectively, into earnings related to these derivatives.

We held no derivative assets at December 31, 2007 and 2006. See Note 7 to these financial statements for more information on our embedded derivatives related to our variable annuity guarantees.

9. INCOME TAXES

 ALLOCATION OF INCOME TAXES:

                                                     YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    2007      2006      2005
 ($ in thousands)                                 --------  --------  --------
 Income tax expense (benefit) attributable to:
 Current......................................... $(44,715) $(21,403) $(18,313)
 Deferred........................................   48,358    24,419    15,512
                                                  --------  --------  --------
 INCOME TAXES APPLICABLE TO NET INCOME (LOSS)....    3,643     3,016    (2,801)
 Other comprehensive loss........................   (4,898)   (1,121)   (5,558)
                                                  --------  --------  --------
 INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME
   (LOSS)........................................ $ (1,255) $  1,895  $ (8,359)
                                                  ========  ========  ========
 INCOME TAXES RECOVERED.......................... $(30,557) $(24,094) $(14,288)
                                                  ========  ========  ========

EFFECTIVE INCOME TAX RATE:

                                                      YEAR ENDED DECEMBER 31,
                                                    -------------------------
                                                      2007     2006     2005
($ in thousands)                                    -------  -------  -------
Income before income taxes......................... $19,630  $13,097  $ 1,422
                                                    -------  -------  -------
Income taxes at statutory rate of 35.0%............   6,871    4,584      498
Dividend received deduction........................  (2,778)  (1,572)  (2,924)
Tax interest.......................................       1        1     (378)
Other, net.........................................    (451)       3        3
                                                    -------  -------  -------
APPLICABLE INCOME TAXES (BENEFIT).................. $ 3,643  $ 3,016  $(2,801)
                                                    =======  =======  =======
Effective income tax (benefit) rates...............    18.6%    23.0%  (197.0)%
                                                    =======  =======  =======

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY
DIFFERENCES:

                                                             AS OF DECEMBER 31,
                                                             -----------------
                                                               2007      2006
($ in thousands)                                             --------  --------
Deferred income tax assets:
Future policyholder benefits................................ $140,526  $102,603
Unearned premiums / deferred revenues.......................   15,123    10,817
Investments.................................................    5,948        --
                                                             --------  --------
GROSS DEFERRED INCOME TAX ASSETS............................  161,597   113,420
                                                             --------  --------
Deferred income tax liabilities:
Deferred policy acquisition costs...........................  296,057   207,513
Investments.................................................       --       849
Other.......................................................    5,655     1,712
                                                             --------  --------
GROSS DEFERRED INCOME TAX LIABILITIES.......................  301,712   210,074
                                                             --------  --------
DEFERRED INCOME TAX LIABILITY............................... $140,115  $ 96,654
                                                             ========  ========

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

We are included in the consolidated federal income tax return filed by PNX. Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2007 and 2006 will be realized.

As of December 31, 2007, we had current taxes receivable of $10,184 thousand.

We adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized a decrease in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007. The entire amount of unrecognized tax benefits would, if recognized, impact the annual effective rate upon recognition.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF
UNRECOGNIZED TAX BENEFITS:

($ in thousands)
Balance at January 1, 2007............................................. $1,840
Reductions for tax positions of prior years............................   (975)
Settlements with taxing authorities....................................   (340)
                                                                        ------
BALANCE AT DECEMBER 31, 2007........................................... $  525
                                                                        ======

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the unrecognized tax benefits that would have a significant impact on the financial position of the company.

Our federal income tax returns are routinely audited by the IRS. We are no longer subject to income tax examinations by federal authorities for tax years prior to 2004. Our U.S. federal income tax returns for 2004 and 2005 are currently being examined. We do not believe that the examination will result in a material change in our financial position. We are not currently under audit with any state taxing authorities.

We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense. The interest and penalties recorded during the twelve month periods ending December 31, 2006 and 2007 were not material. We did not have an accrual for the payment of interest and penalties as of December 31, 2007.

10. RELATED PARTY TRANSACTIONS

Capital Contributions

During the year ended December 31, 2007, we received $49,984 thousand in capital contributions from Phoenix Life, of which $25,000 thousand was in cash and $24,984 was in securities.

Related Party Transactions

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $270,394 thousand, $203,521 thousand and $108,701 thousand for the years ended December 31, 2007, 2006 and 2005, respectively. Amounts payable to Phoenix Life were $11,767 thousand and $18,650 thousand as of December 31, 2007 and 2006, respectively.

During 2006, we entered into a contract with Phoenix Life whereby we cede to Phoenix Life the liabilities related to certain guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $3,051 thousand and $220 thousand at December 31, 2007 and 2006, respectively. This amount is included in our balance sheet in other general account assets. Amounts due to Phoenix Life under this contract were $336 thousand and $215 thousand at December 31, 2007 and 2006, respectively.

Phoenix Investment Partners Ltd. (PXP), an indirect wholly-owned subsidiary of PNX, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2,172 thousand, $2,439 thousand and $2,993 thousand for the years ended December 31, 2007, 2006 and 2005, respectively. Amounts payable to the affiliated investment advisors were $15 thousand and $106 thousand, as of December 31, 2007 and 2006, respectively. Through July 2007 PXP provided investment advisory services to the variable product separate accounts. They received variable product separate account fees on our behalf, retained a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0 thousand and $245 thousand as of December 31, 2007 and 2006, respectively. The variable product separate account fees retained by PXP were $271 thousand, $684 thousand and $697 thousand for 2007, 2006 and 2005, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc. (PVA), an indirect wholly-owned subsidiary of Phoenix Life, became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $276 thousand as of December 31, 2007.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of our annuity contracts. Until May 31, 2004, contracts could be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith). Other outside broker-dealers are licensed to sell our annuity contracts as well. We incurred commissions for contracts underwritten by PEPCO of $48,331 thousand, $38,062 thousand and $35,422 thousand for the years ended December 31, 2007, 2006 and 2005, respectively. Amounts payable to PEPCO were $2,269 thousand and $278 thousand as of December 31, 2007 and 2006, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $159,847 thousand, $105,993 thousand and $54,927 thousand for the years ended
December 31, 2007, 2006 and 2005, respectively. Amounts payable to Phoenix Life were $13,684 thousand and $4,187 thousand as of December 31, 2007 and 2006, respectively.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2007 and 2006, we had amounts due to Phoenix Life of $416 thousand and $1,914 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2007 and 2006, we had amounts due to Phoenix Life and Annuity of $482 thousand and $16 thousand, respectively. We do not charge any fees for this service.

In certain instances Phoenix Life and Phoenix Life and Annuity may receive premiums on behalf of PHLVIC. Amounts due from Phoenix Life were $237 thousand and $71 thousand as of December 31, 2007 and 2006, respectively. Amounts due from Phoenix Life and Annuity were $15 thousand and $0 thousand as of December 31, 2007 and 2006, respectively.

11. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.

12. OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:

                                                             YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------
                                                    2007              2006               2005
                                             -----------------  ----------------  ------------------
                                               GROSS     NET     GROSS     NET      GROSS      NET
($ in thousands)                             --------  -------  -------  -------  --------  --------
Unrealized gains (losses) on investments.... $(36,769) $(6,995) $ 7,264  $ 1,516  $(64,713) $(16,569)
Net realized investment gains (losses)
  on available-for-sale securities
  included in net income....................   (4,649)  (2,100)  (4,298)  (2,793)   10,127     6,583
                                             --------  -------  -------  -------  --------  --------
Net unrealized investment gains (losses)....  (41,418)  (9,095)   2,966   (1,277)  (54,586)   (9,986)
Net unrealized losses on derivative
  instruments...............................       --       --   (1,241)    (807)     (516)     (335)
                                             --------  -------  -------  -------  --------  --------
Other comprehensive income (loss)...........  (41,418) $(9,095)   1,725  $(2,084)  (55,102) $(10,321)
                                             --------  =======  -------  =======  --------  ========
Applicable deferred policy acquisition cost
  amortization..............................  (27,425)            4,930            (39,223)
Applicable deferred income tax benefit......   (4,898)           (1,121)            (5,558)
                                             --------           -------           --------
Offsets to other comprehensive income.......  (32,323)            3,809            (44,781)
                                             --------           -------           --------
OTHER COMPREHENSIVE LOSS.................... $ (9,095)          $(2,084)          $(10,321)
                                             ========           =======           ========

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE
INCOME:

                                                           AS OF DECEMBER 31,
                                                 -------------------------------------
                                                        2007                2006
                                                 ------------------  -----------------
                                                   GROSS      NET      GROSS     NET
($ in thousands)                                 --------  --------  --------  -------
Unrealized losses on investments................ $(56,002) $(11,784) $(14,584) $(2,689)
Unrealized gains on derivative instruments......       --        --        --       --
                                                 --------  --------  --------  -------
Accumulated other comprehensive loss............  (56,002) $(11,784)  (14,584) $(2,689)
                                                 --------  ========  --------  =======
Applicable deferred policy acquisition costs....  (37,873)            (10,448)
Applicable deferred income taxes................   (6,345)             (1,447)
                                                 --------            --------
Offsets to other comprehensive income...........  (44,218)            (11,895)
                                                 --------            --------
ACCUMULATED OTHER COMPREHENSIVE LOSS............ $(11,784)           $ (2,689)
                                                 ========            ========

13. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. The State of Connecticut Insurance Department (the Department) has adopted the National Association of Insurance Commissioners' (the NAIC's) Accounting Practices and Procedures manual effective January 1, 2001 (NAIC SAP) as a component of its prescribed or permitted statutory accounting practices. As of December 31, 2007, 2006 and 2005, the Department has not prescribed or permitted us to use any accounting practices that would materially deviate from NAIC SAP. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, Income Taxes, which limits deferred income tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 350% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2007 and 2006.

STATUTORY FINANCIAL DATA:

                                                              AS OF OR FOR THE YEAR
                                                               ENDED DECEMBER 31,
                                                          -----------------------------
                                                             2007      2006      2005
($ in thousands)                                          ---------  --------  --------
Statutory capital and surplus............................ $ 167,436  $220,342  $264,825
Asset valuation reserve..................................    14,774    14,320     5,575
                                                          ---------  --------  --------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE... $ 182,210  $234,662  $270,400
                                                          =========  ========  ========
STATUTORY GAIN (LOSS) FROM OPERATIONS.................... $ (98,589) $(33,094) $ 12,251
                                                          =========  ========  ========
STATUTORY NET INCOME (LOSS).............................. $(102,297) $(33,994) $ 12,749
                                                          =========  ========  ========

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2008 without prior approval.

14. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2005, the Boston District Office of the SEC completed a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future. Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

     (a)  Financial Statements


          (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2007; Statement of Operations for the year ended December 31, 2007; Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006; and Notes to Financial Statements.


          (2) The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include:
               Balance Sheet as of December 31, 2007 and 2006; Statement of Income, Comprehensive Income and Changes in Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005; Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004; and Notes to Financial Statements.

     (b)  Exhibits

          (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

          (2)  Not Applicable.

          (3)  Distribution of Contracts

               (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via EDGAR on April 30, 2002.

               (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Registration Statement Form N-4(File No. 033-87376), Post-Effective Amendment No. 23, filed via EDGAR, on April 25, 2005.

          (4) (a) Form of Variable Annuity Contract D601 (Big Edge Choice) is filed herewith.

               (b) Form of Variable Annuity Contract D602 (formerly, Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to Post-Effective Amendment No. 9 (File No. 033-87376) on Form N-4 Registration Statement, filed via EDGAR on July 15, 1999.

               (c) Form of Contract D611 (Spectrum Edge), is incorporated by reference to Post-Effective Amendment No. 13 on Form N-4 (File No. 033-87376) filed via EDGAR on September 13, 2001.

               (d) Guaranteed Minimum Income Benefit Rider, Form Number DR81, is incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 23, filed via EDGAR, on April 25, 2005.

               (e) Guaranteed Minimum Accumulation Benefit Rider, Form DR83, is incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 23, filed via EDGAR, on April 25, 2005.

               (f) Enhanced Option 1 Rider, Form DR46, filed via EDGAR on Registration Statement Form N-4(File No. 033-87376), Post-Effective Amendment No. 25 on July 26, 2005.

               (g) Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.


               (h) Waiver of Withdrawal Charge for Nursing Home Confinement and Terminal Illness Rider, Form No. 08HNW, is filed herewith.


          (5) (a) Form of Application (Big Edge Choice) is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 033-87376) Registration Statement dated July 20, 1995, filed via EDGAR on February 27, 1996.

               (b) Form of Application (Form No. OL2744) (formerly the Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to Form N-4, Post-Effective Amendment No. 9 (File No. 033-87376), filed via EDGAR on July 15, 1999.

               (c) Form of Application (Form No. OL3174) (Spectrum Edge) with Post-Effective Amendment No. 13 (File No. 033-87376), filed via EDGAR, on September 13, 2001.

          (6) (a) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

               (b) Amended and Restated Bylaws of PHL Variable Insurance Company, effective May 16, 2002, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 Form N-4 (File No. 033-87376), filed via EDGAR on April 30, 2004.

          (7)  Not Applicable.

          (8)  (a)  Participation Agreements.


                    (1) Amended and Restated Participation Agreement dated February 1, 2008 among PHL Variable Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.


                    (2)  (a)  Participation Agreement as of May 1, 2000 among
                              Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company ("PHLVIC"), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

                         (b) Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHLVIC, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

                         (c) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778,) filed via EDGAR on April 26, 2006.

                         (d) Amendment No. 3 to Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.


                         (e) Amendment No.4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No.1 on Form N-6 (File No.333-146301), filed via EDGAR on December 21, 2007.

                         (f) Amendment No.5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.


                    (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                    (4)  (a)  Fund Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company ("PHLVIC") is incorporated by reference to Post-Effective Amendment No.2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                    (b) Amendment No. 1 to the Fund Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                    (c) Amendment No. 2 to the Fund Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.


                    (d) Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among PHL Variable Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management,

                              Inc.) is incorporated by reference to
                              Post-Effective Amendment No. 88 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.


                    (5) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Post Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                    (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No.2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.


                    (7) (a) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                         (b) Amendment and Assignment dated as of June 6, 2007 between Variable Insurance Products Fund II ("Current Fund"), Fidelity Distributors Corporation (the "Underwriter") and PHL Variable Insurance Company (the "Company") to the Participation Agreement dated June 1, 2000, as amended, is incorporated by reference to Pre-effective Amendment No.1 to Initial Registration Statement on Form N-6 (File No.333-143656) filed via EDGAR on November7, 2007. (Note: Fidelity reorganized the following portfolios: Asset Manager Portfolio, Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio into a new Variable Insurance Products Fund V. This Amendment (1)amends the Participation Agreement to delete the affected portfolios; and
                         (2)creates a new participation agreement for Fund V by adopting the terms of the Participation Agreement and assigning each fund's rights, benefits and obligations under the Participation Agreement with respect to the corresponding portfolios of Fund V.)


                    (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                    (9) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.

                    (10) Participation Agreement dated April 25, 2005 among PHL
                         Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006

                    (11) Fund Participation Agreement dated April 14, 2005 among
                         PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to the Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

                    (12) Participation Agreement dated May 1, 2006 among PHL
                         Variable Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                    (13) Participation Agreement dated May 1, 2006 among PHL
                         Variable Insurance Company and Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                    (14) Participation Agreement dated May 1, 2006 among PHL
                         Variable Insurance Company and Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                    (15) Amended and Restated Participation Agreement dated
                         January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Form N-4 (File No. 033-87376), filed via EDGAR on Post-Effective No. 27, filed via EDGAR on February 20, 2007.

                    (16) Participation Agreement dated September 7, 2007 among
                         PHL Variable Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on or about September 6, 2007.


                    (17) Participation Agreement dated April 1, 2008, among PHL
                         Variable Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

                    (18) Participation Agreement dated February 1, 2008, among
                         PHL Variable Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 8 on form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.


                    (b)  Other Material Contracts:


                         (1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

                         (2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

                         (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds,The Alger American Fund,DWS Funds, Federated Insurance Series,.Franklin Templeton Variable Insurance Products Trust,Lazard Retirement Series,Lord Abbett Series Fund, Inc.,Neuberger Berman Advisers Management Trust,Oppenheimer Variable Account Funds,The Rydex Trust,Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

                         (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-effective Amendment No.6 on Form N-4 (File No.333-123035), filed via EDGAR on September 28, 2007.

                         (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit

                         Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.

          (9) Written Opinion and Consent of Michele Drummey, Esq., filed herewith.

          (10) (a) Consent of Registered Independent Public Accountant filed herewith.

               (b) Powers of Attorney for Philip K. Polkinghorn, Director and President, James D. Wehr, Director, Peter A. Hoffman, Chief Financial Officer, David R. Pellerin, Chief Accounting Officer and Christopher M. Wilkos, Director, are incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-1 (File No. 333-87218), filed via EDGAR on April 25, 2008.


          (11) Not Applicable.

          (12) Not Applicable

Item 25. Directors and Executive Officers of the Depositor.


Name                      Position
-----------------------   ---------------------------------------------------------------
Philip K. Polkinghorn*    Director and President
James D. Wehr**           Director, Executive Vice President and Chief Investment Officer
John H. Beers*            Vice President and Secretary
Peter A. Hofmann*         Senior Executive Vice President and Chief Financial Officer
David R. Pellerin*        Senior Vice President and Chief Accounting Officer
John R. Flores*           Vice President and Chief Compliance Officer
Daniel J. Moskey*         Vice President and Treasurer
Tracy L. Rich*            Executive Vice President and Assistant Secretary
Christopher M. Wilkos**   Director, Senior Vice President and Corporate Portfolio Manager


----------

* The business address of this individual is One American Row, Hartford, CT 06103-2899.

** The business address of this individual is 56 Prospect Street, Hartford, CT 06115-0480.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.


The Phoenix Companies, Inc. (100%) Delaware
     Phoenix Distribution Holding Company (100%) Connecticut
               WS Griffith Securities, Inc. (100%) New York
     Phoenix Investment Management Company (100%) Connecticut
               Phoenix Investment Partners, Ltd. (100%) Delaware
                    DP Holdings, Ltd. (100%) New Brunswick, Canada
                    DPCM Holdings, Inc. (100%) Illinois
                    Duff & Phelps Investment Management Company (100%) Illinois
                    Goodwin Capital Advisers, Inc. (100%) New York
                    Kayne Anderson Rudnick Investment Management, LLC (100%) California
                    Pasadena Capital Corporation (100%) California
                         Engemann Asset Management (100%) California
                    Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut
                    Phoenix Equity Planning Corporation (100%) Connecticut
                         Phoenix Investment Counsel, Inc. (100%) Massachusetts
                    Phoenix/Zweig Advisers, LLC (100%) Delaware
                         Euclid Adviseos, LLC (100%) New York
                    PXP Securities Corp. (100%) New York
                    Rutherford Financial Corporation (100%) Delaware
                    Rutherford, Brown & Catherwood, LLC (73.2%) Delaware
                    SCM Advisors, LLC (100%) California
                    Walnut Asset Management, LLC (70.6%) Delaware
     Phoenix Life Insurance Company (100%) New York
          Phoenix Foundation (0%) Connecticut
          Next Generation Ventures LLC (50%) Connecticut
          Phoenix Life Separate Account B (100%) New York
          Phoenix Life Separate Account C (100%) New York
          Phoenix Life Separate Account D (100%) New York
          Phoenix Life Variable Accumulation Account (100%) New York
          Phoenix Life Variable Universal Life Account (100%) New York
          PM Holdings, Inc. (100%) Connecticut
               American Phoenix Life and Reassurance Company (100%) Connecticut
                    Phoenix Life and Reassurance Company of New York (100%) New York
               PFG Holdings, Inc. (100%) Pennsylvania
                    AGL Life Insurance Company (100%) Pennsylvania
                    PFG Distribution Company (100%) Delaware
                    Philadelphia Financial Group, Inc. (100%) Delaware
               PHL Variable Insurance Company (100%) Connecticut
                    PHL Variable Accumulation Account (100%) Connecticut
                    PHLVIC Variable Universal Life Account (100%) Connecticut
               Phoenix Founders, Inc. (100%) Connecticut
               Phoenix International Capital Corporation (100%) Connecticut
                    Practicare, Inc. (100%) Delaware
               Phoenix Life and Annuity Company (100%) Connecticut
                    Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut
               Phoenix New England Trust Holding Company (100%) Connecticut
               Phoenix Variable Advisors, Inc. (100%) Delaware
               PML International Insurance Limited (100%) Bermuda
          The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix
     National Trust Holding Company (100%) Connecticut Phoenix Life Solutions,
     Inc. (100%) Delaware


     Only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable

Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27. Number of Contract Owners.


     As of February 29, 2008 there were 21,664 qualified and 11,994 nonqualified contracts.


Item 28. Indemnification.

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Article VI, Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO serves as the principal underwriter for the following entities:


     Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


     (b) Directors and Executive Officers of PEPCO.


Name                        Position
-------------------------   ------------------------------------------------
George R. Aylward, Jr. **   Director, Executive Vice President
John H. Beers*              Vice President and Secretary
John R. Flores*             Vice President and Anti-Money Laundering Officer
David Hanley**              Vice President and Treasurer
Stephen D. Gresham**        Director, Senior Vice President
David C. Martin*            Vice President and Chief Compliance Officer
Philip K. Polkinghorn*      Director, Executive Vice President


* The business address of this individual is One American Row, Hartford, CT 06103-2899.


** The business address of this individual is 56 Prospect Street, Hartford, CT 06115-0480.


(c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

    (1)              (2)
  Name of     Net Underwriting        (3)            (4)
 Principal      Discounts and     Compensation    Brokerage         (5)
Underwriter      Commissions     on Redemption   Commissions   Compensation
-----------   ----------------   -------------   -----------   ------------
PEPCO                $0                $0             $0            $0

Item 30. Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06103-2899.

Item 31. Management Services.

     Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


Year   Fee Paid
----   --------
2007   $ 95,000
2006   $101,000
2005   $ 86,000


Item 32. Undertakings.

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and


     Representation Required by Section 26(f)(2)(A) of the Investment Company Act of 1940


          PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective No. 31 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 31 to the Registration Statement (File No. 033-87376) to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 30th day of April, 2008.



                                             PHL VARIABLE ACCUMULATION ACCOUNT
                                             (Registrant)


                                             By:
                                                 -------------------------------
                                                 Philip K. Polkinghorn*
                                                 Director and President
                                             PHL VARIABLE INSURANCE COMPANY


                                             By:
                                                 -------------------------------
                                                 Philip K. Polkinghorn*
                                                 Director and President


                                             By: /s/ Kathleen A. McGah
                                                 -------------------------------
                                                 *Kathleen A. McGah



*    As Attorney-in-Fact pursuant to power of attorney



As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No.31 to Registration Statement No.033-87376 on April 30, 2008.



       Signature                      Title
----------------------   ----------------------------------


----------------------
Peter A. Hofmann*        Senior Vice President and
                         Chief Financial Officer


----------------------
David R. Pellerin*       Senior Vice President and
                         Chief Accounting Officer


----------------------
Philip K. Polkinghorn*   Director, President


----------------------   Director, Executive Vice President
James D. Wehr*           and Chief Investment Officer


----------------------   Director, Senior Vice President
Christopher M. Wilkos*   and Corporate Portfolio Manager




By:  /s/ Kathleen A. McGah
    --------------------------
    * Kathleen A. McGah

*    As Attorney-in-Fact pursuant to Powers of Attorney

                                 Exhibit Index

Exhibit 24 (b)(4)(h)    Waiver of Withdrawal Charge for Nursing Home Confinement
                        and Terminal Illness
Exhibit 24 (b)(9)       Opinion and Consent of Counsel
Exhibit 24 (b)(10)(a)   Consent of Independent Registered Public Accounting Firm